AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 25, 2005


                                                              File No. 033-42484
                                                              File No. 811-06400
                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A


                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                      POST-EFFECTIVE AMENDMENT NO. [79] /X/
                                       AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                             AMENDMENT NO. [80] /X/


                         THE ADVISORS' INNER CIRCLE FUND
               (Exact Name of Registrant as Specified in Charter)

                               101 FEDERAL STREET
                           BOSTON, MASSACHUSETTS 02110
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (800) 932-7781

                                  James F. Volk
                               c/o SEI Corporation
                            One Freedom Valley Drive
                            OAKS, PENNSYLVANIA 19456
                            ------------------------
                     (Name and Address of Agent for Service)

                                   Copies to:


Richard W. Grant, Esquire                        John M. Ford, Esquire
Morgan, Lewis & Bockius LLP                      Morgan, Lewis & Bockius LLP
One Oxford Centre                                1111 Pennsylvania Avenue, NW
Pittsburgh, Pennsylvania 15219-6401              Washington, DC 20004


    It is proposed that this filing become effective (check appropriate box)
      ---------------------------------------------------------------------
           / / Immediately upon filing pursuant to paragraph (b)
           / / On [date] pursuant to paragraph (b)
           / / 60 days after filing pursuant to paragraph (a)(1)
           / / 75 days after filing pursuant to paragraph (a)(2)
           /X/ on April 29, 2005 pursuant to paragraph (a) of Rule 485
      ---------------------------------------------------------------------

                               THE ANALYTIC FUNDS
                               Investment Adviser:

                                    ANALYTIC
                                    INVESTORS
                                 [Logo omitted]






                                   PROSPECTUS
                                   May 1, 2005


                         THE ADVISORS' INNER CIRCLE FUND


                              DEFENSIVE EQUITY FUND
                             GLOBAL LONG-SHORT FUND
                             SHORT-TERM INCOME FUND




                 The Securities and Exchange Commission has not
                   approved or disapproved these securities or
                  passed upon the adequacy of this prospectus.
                     Any representation to the contrary is a
                               criminal offense.

TABLE OF CONTENTS

ANALYTIC DEFENSIVE EQUITY FUND................................     1

    WHAT IS THE FUND'S OBJECTIVE?.............................     1
    WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?......     1
    WHAT ARE THE FUND'S PRINCIPAL RISKS?......................     2
    HOW HAS THE FUND PERFORMED?...............................     3
    WHAT ARE THE FUND'S FEES AND EXPENSES?....................     4

ANALYTIC GLOBAL LONG-SHORT FUND...............................     6

    WHAT IS THE FUND'S OBJECTIVE?.............................     6
    WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?......     6
    WHAT ARE THE FUND'S PRINCIPAL RISKS?......................     7
    HOW HAS THE FUND PERFORMED?...............................     8
    WHAT ARE THE FUND'S FEES AND EXPENSES?....................     9

ANALYTIC SHORT-TERM INCOME FUND...............................    10

    WHAT IS THE FUND'S OBJECTIVE?.............................    10
    WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?......    10
    WHAT ARE THE FUND'S PRINCIPAL RISKS?......................    11
    HOW HAS THE FUND PERFORMED?...............................    12
    WHAT ARE THE FUND'S FEES AND EXPENSES?....................    13

INVESTING WITH THE FUNDS......................................    14


    BUYING SHARES.............................................    14
    REDEEMING SHARES..........................................    15
    EXCHANGING SHARES.........................................    15
    TRANSACTION POLICIES......................................    16
    ACCOUNT POLICIES..........................................    19

ADDITIONAL INFORMATION ABOUT THE FUNDS........................    22

    OTHER INVESTMENT PRACTICES AND STRATEGIES.................    22
    INVESTMENT MANAGEMENT.....................................    23
    SHAREHOLDER SERVICING ARRANGEMENTS........................    24

FINANCIAL HIGHLIGHTS..........................................    26

    DEFENSIVE EQUITY FUND.....................................    26
    GLOBAL LONG-SHORT FUND....................................    27
    SHORT-TERM INCOME FUND....................................    28

ANALYTIC DEFENSIVE EQUITY FUND

WHAT IS THE FUND'S OBJECTIVE?
--------------------------------------------------------------------------------

     The Defensive Equity Fund seeks to obtain a greater long-term total return and smaller fluctuations in quarterly total return from a diversified, hedged common stock fund than would be realized from the same fund unhedged. The fund may change its investment objective without shareholder approval.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?
--------------------------------------------------------------------------------

     Through its proprietary investment process, the adviser attempts to create a well-diversified and significantly hedged portfolio by investing in a combination of stocks, debt securities and options. The Defensive Equity Fund invests primarily (at least 80% of its net assets) in equity securities and may not change this policy without 60 days' written notice to shareholders. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in case of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, rights and warrants.

     The fund may also use options, which are agreements that give an investor the right to buy or sell an asset at an agreed upon price in the future, and futures contracts, which are agreements that enable an investor to buy or sell an asset at an agreed upon price in the future. Options are used to protect the fund's investments against changes resulting from market conditions (a practice called "hedging"). The adviser bases its hedging decisions on estimates of the fair value and expected contribution made by an option to the overall expected return of the fund.

     The fund may use futures contracts, which are agreements that enable an investor to buy or sell an asset at an agreed upon price in the future, and options on futures contracts for a variety of purposes, including:

     o    To reduce transaction costs;

     o    To manage cash flows;

     o To maintain full market exposure, which means to adjust the characteristics of its investments to more closely approximate those of its benchmark; and

     o    To enhance returns.


     The adviser selects equity securities for this fund using a proprietary system that ranks stocks according to a mathematical model. The adviser's system seeks to determine a security's intrinsic (true) value by evaluating variables, such as relative valuation, price momentum, company fundamentals, liquidity and risk. Using its system, the adviser believes it can assemble a portfolio of securities that is style and sector neutral to achieve a level of diversification and risk similar to that of the S&P 500 Index, the fund's investment universe. "Style neutral" means a fund is similar to its investment universe in terms of exposure to quantifiable characteristics such as average market capitalization. A fund is "sector neutral" when its exposure to specified economic sectors (such as technology or utilities) is similar to that of its investment universe. The adviser also believes that by using its system the fund can consistently outperform traditional strategies that focus on a single style, such as value or growth.

     The adviser begins the stock selection process by ranking stocks according to their one-month expected return. The adviser then uses a process called "portfolio optimization" to select securities that it believes will:

     o    Maximize expected returns for the fund;

     o    Minimize expected volatility relative to its benchmark; and

     o Diversify the assets of the fund among the various countries, industries, sectors and individual securities.

     The adviser monitors the stocks held by the fund on a real-time basis for developments in terms of news events (such as lawsuits or takeover bids) and significant changes in fundamental factors. The adviser sells a security when it believes the incremental return from the sale exceeds the associated transaction costs.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
--------------------------------------------------------------------------------

     As with all mutual funds, at any time, your investment in the fund may be worth more or less than the price that you originally paid for it. There is also a possibility that the fund will not achieve its goal. This could happen because its strategy failed to produce the intended results or because the adviser did not implement its strategy properly. The fund's shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government authority or the FDIC. You may lose money by investing in the fund.

     As with all equity funds, the risks that could affect the value of the fund's shares and the total return on your investment include the possibility that the equity securities held by the fund will experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect the securities markets generally, such as adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment. Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management. This risk is greater for small and medium sized companies, which tend to be more vulnerable to adverse developments than larger companies.

     Derivatives are often more volatile than other investments and may magnify the fund's gains or losses. There are various factors that affect the fund's ability to achieve its objectives with derivatives. Successful use of a derivative depends on the degree to which prices of the underlying assets correlate with price movements in the derivatives the fund buys or sells. The fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold.

     The lack of a liquid secondary market for a derivative may prevent a fund from closing its derivative positions and could adversely impact its ability to achieve its objectives and to realize profits or limit losses.

     Since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain to a fund. Derivatives are often more volatile than other investments and the fund may lose more in a derivative than it originally invested in it.

HOW HAS THE FUND PERFORMED?
--------------------------------------------------------------------------------

     Effective June 24, 2002, the fund became the successor to a separate mutual fund, the UAM Funds, Inc. II Analytic Defensive Equity Fund (the "Predecessor Defensive Equity Fund"). The Predecessor Defensive Equity Fund was managed by the same employees of the adviser who currently manage the fund, had identical investment objectives and strategies and was subject to substantially similar fees and expenses. The performance shown in the following bar chart and performance table represents the performance of the Predecessor Defensive Equity Fund for the periods prior to June 24, 2002.

     The following information illustrates some of the risks of investing in the fund. The bar chart shows how performance of the fund and the Predecessor Defensive Equity Fund has varied from year to year. Returns are based on past results and are not an indication of future performance.

CALENDAR YEAR RETURNS

[BAR CHART OMITTED, PLOT POINTS FOLLOWS]



  2004               XX.XX%


  2003               23.13%

  2002              -12.22%

  2001               -1.98%

  2000               -6.46%

  1999               21.35%

  1998               28.89%

  1997               19.08%

  1996               15.71%

  1995               21.55%




     During the periods shown in the chart for the fund and the Predecessor Defensive Equity Fund, the highest return for a quarter was XX.XX% (quarter ending XX/XX/XX) and the lowest return for a quarter was XX.XX% (quarter ending XX/XX/XX).

AVERAGE ANNUAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2004


     The average annual returns table compares average annual returns of the fund and the Predecessor Defensive Equity Fund to those of a broad-based securities market index. Returns are based on past results and are not an indication of future performance.



                                                       1 Year             5 Years           10 Years
------------------------------------------------------------------------------------------------------
      Average Annual Return Before Taxes                XX.XX%            XX.XX%             XX.XX%
------------------------------------------------------------------------------------------------------
      Average Annual Return After
        Taxes on Distributions*                         XX.XX%            XX.XX%             XX.XX%
------------------------------------------------------------------------------------------------------
      Average Annual Return After
        Taxes on Distributions and Sale
        of Fund Shares*                                 XX.XX%            XX.XX%             XX.XX%
------------------------------------------------------------------------------------------------------
      S&P 500 Composite Index#                          XX.XX%            XX.XX%             XX.XX%




     * After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

     # S&P 500 Composite Index is an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utility stocks and 20 transportation stocks.

WHAT ARE THE FUND'S FEES AND EXPENSES?
--------------------------------------------------------------------------------

     The table describes the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

     The fund is a no-load investment, which means there are no fees or charges to buy or sell its shares, to reinvest dividends or to exchange into other Analytic Funds.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

     The fund's annual operating expenses are deducted from fund assets. Therefore, shareholders indirectly pay the fund's annual operating expenses, as described below.


      Management Fee                                                X.XX%
--------------------------------------------------------------------------
      Other Expenses                                                X.XX%
--------------------------------------------------------------------------
      Total Annual Fund Operating Expenses*                         X.XX%

     * [The actual total annual fund operating expenses for the most recently completed fiscal year are expected to be less than the amount shown above because the fund's adviser has voluntarily agreed to waive all or a portion of its fees and reimburse expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) in order to keep total annual operating expenses from exceeding a specified level. With this fee waiver, the actual annual total fund operating expenses were X.XX%. The adviser may discontinue all or part of its waiver at any time. In addition, the adviser may enter into arrangements with certain broker-dealers who have agreed to pay certain fund expenses in return for the direction of a portion of the fund's brokerage business. As a result of these arrangements, the fund's expenses generally may be reduced, which in turn may reduce the cost to the adviser of its voluntary expense limit.]


EXAMPLE

     This example can help you to compare the cost of investing in the fund to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the periods shown and then redeem all of your shares at the end of those periods. The example also assumes that you earned a 5% return on your investment each year, that you reinvested all of your dividends and distributions and that you paid the total expenses stated above (which do not reflect any expense limitations) throughout the period of your investment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


      1 Year           3 Years            5 Years             10 Years
----------------------------------------------------------------------
       $XXX             $XXX               $XXX                $XXX

ANALYTIC GLOBAL LONG-SHORT FUND

WHAT IS THE FUND'S OBJECTIVE?
--------------------------------------------------------------------------------

     The Global Long-Short Fund seeks above-average total returns through investments in, and short sales of, equity securities. The fund may change its investment objective without shareholder approval.


WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?
--------------------------------------------------------------------------------

     The Global Long-Short Fund normally seeks to achieve its objective by investing primarily in long and short positions in equity securities of publicly traded companies in the United States and in foreign developed markets. Using a disciplined investment process, the fund buys securities "long" that the investment adviser believes will perform better than their peers, and sells stocks "short" that the investment adviser believes will underperform their peers.

     Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in case of the bankruptcy of the issuer.

     With a long position, the fund purchases a security outright; with a short position the fund sells a security that it has borrowed. Short positions may be used either to hedge long positions or may be used speculatively to seek positive returns in instances where the investment adviser believes a security's price will decline. The fund will realize a profit or incur a loss from a short position depending on whether the value of the underlying stock decreases or increases, respectively, between the time it is sold and when the fund replaces the borrowed security.


     The fund typically maintains a net long exposure and expects that on average 75-85% of the fund's assets will be sold "short."


     The fund may use futures contracts, which are agreements that enable an investor to buy or sell an asset at an agreed upon price in the future, and options on futures contracts for a variety of purposes, including:

     o    To reduce transaction costs;

     o    To manage cash flows;

     o To maintain full market exposure, which means to adjust the characteristics of its investments to more closely approximate those of its benchmark; and

     o    To enhance returns.

     The adviser selects equity securities for this fund using a proprietary system that ranks stocks according to a mathematical model. The attractiveness of a security is determined using a disciplined valuation approach which takes into account factors relating to cheapness, growth prospects, liquidity and risk. However, the desirability of these characteristics changes based on both the global business cycle and local economic conditions. By identifying these changes using an adaptive valuation model, the adviser is able to systematically identify attractive relative valuation opportunities. These relative valuations are exploited by building a global long-short portfolio based on their relative attractiveness.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
--------------------------------------------------------------------------------

     As with all mutual funds, at any time, your investment in the fund may be worth more or less than the price that you originally paid for it. There is also a possibility that the fund will not achieve its goal. This could happen because its strategy failed to produce the intended results or because the adviser did not implement its strategy properly. The fund's shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government authority or the FDIC. You may lose money by investing in the fund.

     As with all equity funds, the risks that could affect the value of the fund's shares and the total return on your investment include the possibility that the equity securities held by the fund will experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect the securities markets generally, such as adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment. Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management. This risk is greater for small and medium sized companies, which tend to be more vulnerable to adverse developments than larger companies.


     When the fund invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although American Depository Receipts ("ADRs") and European Depository Receipts ("EDRs") are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it difficult for the fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.


     When the fund sells securities "short", the fund may be subject to substantially higher risks and greater volatility than most mutual funds. The fund seeks to increase return and reduce risk by using short sales and other forms of volatile financial derivatives such as options and futures. Short sales are speculative investments that will cause the fund to lose money if the value of a security does not go down as the adviser expects. Short sales can also be used as a hedge and therefore lower the overall risk of the fund. The use of borrowing and short sales may cause the fund to have higher expenses (especially interest and dividend expenses) than those of other equity mutual funds.

     Derivatives are often more volatile than other investments and may magnify the fund's gains or losses. There are various factors that affect the fund's ability to achieve its objectives with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the fund buys or sells. The fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold.

     The lack of a liquid secondary market for a derivative may prevent a fund from closing its derivative positions and could adversely impact its ability to achieve its objectives and to realize profits or limit losses.

     Since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain to a fund. Derivatives are often more volatile than other investments and the fund may lose more in a derivative than it originally invested in it.

HOW HAS THE FUND PERFORMED?
--------------------------------------------------------------------------------

     Effective June 24, 2002, the fund became the successor to a separate mutual fund, the UAM Funds, Inc. II Analytic International Fund (the "Predecessor International Fund"). The Predecessor International Fund was managed by the same employees of the adviser who currently manage the fund, had identical investment objectives and strategies and was subject to substantially similar fees and expenses. As of May 1, 2003, the fund began employing its current global long-short investment strategy. The performance shown in the following bar chart and performance table represents the performance of the Predecessor International Fund for the periods prior to June 24, 2002.

     The following information illustrates some of the risks of investing in the fund. The bar chart shows how performance of the fund and the Predecessor International Fund has varied from year to year. Returns are based on past results and are not an indication of future performance.

CALENDAR YEAR RETURNS

[BAR CHART OMITTED, PLOT POINTS FOLLOWS]



       2004         XX.XX%


       2003         26.59%

       2002         -6.73%

       2001        -23.41%

       2000        -11.44%




     During the periods shown in the chart for the fund and the Predecessor International Fund, the highest return for a quarter was XX.XX% (quarter ending XX/XX/XX) and the lowest return for a quarter was XX.XX% (quarter ending XX/XX/XX).

AVERAGE ANNUAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2004


     The average annual return table compares the average annual returns of the fund and the Predecessor International Fund to those of a broad-based securities market index. Returns are based on past results and are not an indication of future performance.



                                                                             1 Year          Since 9/30/99*
-----------------------------------------------------------------------------------------------------------
      Average Annual Return Before Taxes                                      XX.XX%             XX.XX%
-----------------------------------------------------------------------------------------------------------
      Average Annual Return After Taxes on Distributions**                    XX.XX%             XX.XX%
-----------------------------------------------------------------------------------------------------------
      Average Annual Return After Taxes on
         Distributions and Sale of Fund Shares**                              XX.XX%             XX.XX%
-----------------------------------------------------------------------------------------------------------
      Morgan Stanley MSCI World Index#                                        XX.XX%             XX.XX%
-----------------------------------------------------------------------------------------------------------
      Morgan Stanley Capital International EAFE Index##                       XX.XX%             XX.XX%


     * Commencement of operations. Index comparisons begin on September 30, 1999.

     ** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

     # The Morgan Stanley MSCI World Index is a widely recognized, capitalization-weighted index of equity securities of the U.S. and other developed countries. The Morgan Stanley MSCI World Index replaces the Morgan Stanley Capital International EAFE Index as the fund's primary benchmark because in the view of the adviser, the new index better approximates the types of securities owned by the fund.


     ## Morgan Stanley Capital International EAFE Index is an unmanaged arithmetic, market value-weighted average of the performance of over 900 securities listed on the stock exchange of countries in Europe, Australia and the Far East.

WHAT ARE THE FUND'S FEES AND EXPENSES?
--------------------------------------------------------------------------------

     The table describes the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

     The fund may charge a redemption fee that would be paid directly from your investment. Shareholders may pay a redemption fee when they redeem shares held for less than sixty days. For more information, see "Redemption Fee" in the Section on "Transaction Policies."

--------------------------------------------------------------------------------
      Redemption Fee (as a percentage of amount redeemed)   2.00%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

     The fund's annual operating expenses are deducted from fund assets. Therefore, shareholders indirectly pay the fund's annual operating expenses, as described below.


      Management Fees                                  1.00%
--------------------------------------------------------------------------------
      Other Expenses                                   X.XX%
--------------------------------------------------------------------------------
      Total Annual Fund Operating Expenses*            X.XX%

     * The actual total annual fund operating expenses for the most recently completed fiscal year are expected to be less than the amount shown above because the fund's adviser has voluntarily agreed to waive all or a portion of its fees and reimburse expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) in order to keep total annual operating expenses from exceeding a specified level. With this fee waiver, the actual annual total fund operating expenses were X.XX%. The adviser may discontinue all or part of its waiver at any time. In addition, the adviser may enter into arrangements with certain broker-dealers who have agreed to pay certain fund expenses in return for the direction of a portion of the fund's brokerage business. As a result of these arrangements, the fund's expenses generally may be reduced, which in turn may reduce the cost to the adviser of its voluntary expense limit.


     EXAMPLE

     This example can help you to compare the cost of investing in the fund to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the periods shown and then redeem all of your shares at the end of those periods. The example also assumes that you earned a 5% return on your investment each year, that you reinvested all of your dividends and distributions and that you paid the total expenses stated above (which do not reflect any expense limitations) throughout the period of your investment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


      1 Year             3 Years             5 Years              10 Years
----------------------------------------------------------------------------
     $XXX                 $XXX                $XXX                  $XXX

ANALYTIC SHORT-TERM INCOME FUND

WHAT IS THE FUND'S OBJECTIVE?
--------------------------------------------------------------------------------

     The Short-Term Income Fund seeks to provide a high level of income consistent with both low fluctuations in market value and low credit risk. The fund may change its investment objective without shareholder approval.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?
--------------------------------------------------------------------------------

     The Short-Term Income Fund invests primarily (at least 80% of its net assets) in "income-producing" U.S. government securities. The fund may invest the remainder of its assets in investment-grade debt securities. The fund expects its dollar weighted average maturity to be two years and to invest in debt securities with maturities of three years or less. The fund will not change its investment objective to invest in "income-producing" U.S. government securities without 60 days' written notice to shareholders.

     The adviser constructs the fund to match its benchmark, the Merrill Lynch 1 to 3 Year U.S. Corporate/ Government Index, with respect to duration, maturity and quality. In addition, the adviser tries to add value over the benchmark by using a disciplined quantitative, computer driven, approach to forecast short-term interest rates and shifts in the yield curve of U.S. Treasury securities.

     A debt security is an interest bearing security that corporations and governments use to borrow money from investors. The issuer of a debt security promises to pay interest at a stated rate, which may be variable or fixed, and to repay the amount borrowed at maturity (the date when the issuer must repay the amount it borrowed (principal) from investors).

     An investment grade debt security is one that a nationally recognized statistical rating agency, such as Moody's Investors Service or Standard & Poor's Rating Group, has rated in its top four rating categories at the time of purchase. If a security is not rated or is rated under a different system, the adviser may determine that it is of investment-grade. The adviser may retain securities that are downgraded, if it believes that keeping those securities is warranted.

     The fund may also use futures contracts, which are agreements that enable an investor to buy or sell an asset at an agreed upon price in the future, and options on futures contracts for a variety of purposes, including:

     o To protect the value of its investments against changes resulting from market conditions;

     o    To reduce transaction costs;

     o    To manage cash flows; and

     o    To enhance returns.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
--------------------------------------------------------------------------------

     As with all mutual funds, at any time, your investment in the fund may be worth more or less than the price that you originally paid for it. There is also a possibility that the fund will not achieve its goal. This could happen because its strategy failed to produce the intended results or because the adviser did not implement its strategy properly. The fund's shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government authority or the FDIC. You may lose money by investing in the fund.

     As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the fund's share price to fall. Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated forcing the fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the fund to reinvest the money at a lower interest rate.

     The concept of duration is useful in assessing the sensitivity of a fixed-income fund to interest rate movements, which are the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher the duration, the more volatile the security. The average duration of the fund will normally range from one to three years.

     Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier or after the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate. Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of the assets of the mutual fund it represents.

     The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

     Derivatives are often more volatile than other investments and may magnify the fund's gains or losses. There are various factors that affect the fund's ability to achieve its objectives with derivatives. Successful use of a derivative depends on the degree to which prices of the underlying assets correlate with price movements in the derivatives the fund buys or sells. The fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold.

     The lack of a liquid secondary market for a derivative may prevent a fund from closing its derivative positions and could adversely impact its ability to achieve its objectives and to realize profits or limit losses.

     Since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain to a fund. Derivatives are often more volatile than other investments and the fund may lose more in a derivative than it originally invested in it.

HOW HAS THE FUND PERFORMED?
--------------------------------------------------------------------------------

     Effective June 24, 2002, the fund became the successor to a separate mutual fund, the UAM Funds, Inc. II Analytic Short-Term Income Fund (the "Predecessor Short-Term Income Fund"). The Predecessor Short-Term Income Fund was managed by the same employees of the adviser who currently manage the fund, had identical investment objectives and strategies and was subject to substantially similar fees and expenses. The performance shown in the following bar chart and performance table represents the performance of the Predecessor Short-Term Income Fund for the periods prior to June 24, 2002.

     The following information illustrates some of the risks of investing in the fund. The bar chart shows how performance of the fund and the Predecessor Short-Term Income Fund has varied from year to year. Returns are based on past results and are not an indication of future performance.

CALENDAR YEAR RETURNS

[BAR CHART OMITTED, PLOT POINTS FOLLOWS]



          2004          XX.XX%


          2003           5.76%

          2002           6.39%

          2001           7.02%

          2000           7.60%

          1999           2.54%

          1998           7.10%

          1997           5.55%

          1996           5.30%

          1995          10.57%




     During the periods shown in the chart for the fund and the Predecessor Short-Term Income Fund, the highest return for a quarter was XX.XX% (quarter ending XX/XX/XX) and the lowest return for a quarter was XX.XX% (quarter ending XX/XX/XX).

AVERAGE ANNUAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2004


     The average annual return table compares the average annual returns of the fund and the Predecessor Short-Term Income Fund to those of a broad-based securities market index. Returns are based on past results and are not an indication of future performance.


                                                                   1 Year             5 Years         10 Years
---------------------------------------------------------------------------------------------------------------
      Average Annual Return Before Taxes                           XX.XX%              XX.X%           XX.XX%
---------------------------------------------------------------------------------------------------------------
      Average Annual Return After Taxes on Distributions*          XX.XX%              XX.X%           XX.XX%
---------------------------------------------------------------------------------------------------------------
      Average Annual Return After Taxes on Distributions and
        Sale of Fund Shares*                                       XX.XX%              XX.X%           XX.XX%
---------------------------------------------------------------------------------------------------------------
      Merrill Lynch 1-3 Year U.S. Corporate/Government Index**     XX.XX%              XX.X%           XX.XX%



     * After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

     ** The Merrill Lynch 1-3 Year U.S. Corporate/Government Index is an unmanaged index composed of U.S. dollar-denominated investment grade Government and Corporate public debt issued in the U.S. Domestic bond market, with an outstanding par value of at least $1 billion for U.S. Treasury Securities and $150 million for all other securities, a fixed coupon schedule and a maturity ranging between one to three years.

WHAT ARE THE FUND'S FEES AND EXPENSES?
--------------------------------------------------------------------------------

     The table describes the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

     The fund is a no-load investment, which means there are no fees or charges to buy or sell its shares, to reinvest dividends or to exchange into other Analytic Funds.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

     The fund's annual operating expenses are deducted from fund assets. Therefore, shareholders indirectly pay the fund's annual operating expenses, as described below.


      Management Fees                              0.30%
--------------------------------------------------------------------------------
      Other Expenses                               X.XX%
--------------------------------------------------------------------------------
      Total Annual Fund Operating Expenses*        X.XX%

     * The actual total annual fund operating expenses for the most recently completed fiscal year are expected to be less than the amount shown above because the fund's adviser has voluntarily agreed to waive all or a portion of its fees and reimburse expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) in order to keep total annual operating expenses from exceeding a specified level. With this fee waiver, the actual annual total fund operating expenses were X.XX%. The adviser may discontinue all or part of its waiver at any time. In addition, the adviser may enter into arrangements with certain broker-dealers who have agreed to pay certain fund expenses in return for the direction of a portion of the fund's brokerage business. As a result of these arrangements the fund's expenses generally may be reduced which in turn may reduce the cost to the adviser of its voluntary expense limit.


     EXAMPLE

     This example can help you to compare the cost of investing in the fund to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the periods shown and then redeem all of your shares at the end of those periods. The example also assumes that you earned a 5% return on your investment each year, that you reinvested all of your dividends and distributions and that you paid the total expenses stated above (which do not reflect any expense limitations) throughout the period of your investment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


      1 Year             3 Years               5 Years            10 Years
---------------------------------------------------------------------------
       $XXX               $XXX                  $XXX               $XXX

INVESTING WITH THE FUNDS

BUYING SHARES
--------------------------------------------------------------------------------

BY MAIL

     All investments must be made by check or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The funds do not accept purchases made by cash or certain cash equivalents (for instance, you may not pay by money order or traveler's check). The funds do not accept purchases made by credit card checks.


     Each fund reserves the right to reject any specific purchase order, including exchange purchases, for any reason. The funds are not intended for excessive trading by shareholders in response to short- term market fluctuations. For more information about the funds' policy on excessive trading, see "Excessive Trading Policies and Procedures."


     The funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the funds subject to the satisfaction of enhanced due diligence. Please contact the funds for more information.

     REGULAR MAIL ADDRESS
     The Analytic Funds
     PO Box 219009
     Kansas City, MO 64121

     EXPRESS MAIL ADDRESS
     The Analytic Funds
     330 West 9th Street
     Kansas City, MO 64105

BY WIRE

     To open an account by wire call 866-777-7818 for details. To add to an existing account by wire, wire your money using the instructions set forth below (be sure to include the fund name and your account number).

     WIRING INSTRUCTIONS
     United Missouri Bank
     ABA # 101000695
     The Analytic Funds
     DDA Acct. # 9871063178
     Ref: fund name/account number/
     account name/wire control number

BY AUTOMATIC INVESTMENT PLAN (VIA AUTOMATED CLEARING HOUSE OR ACH)

     You may not open an account via ACH. However, once you have established an account, you can set up an automatic investment plan by mailing a completed application to the funds. To cancel or change a plan, write to the funds at The Analytic Funds, PO Box 219009, Kansas City, MO 64121 (Express Mail
     Address: 330 West 9th Street, Kansas City, MO 64105). Allow up to 15 days to create the plan and 3 days to cancel or change it.

MINIMUM INVESTMENTS

     You can open an account with a fund with a minimum initial investment of $2,500 ($500 for individual retirement accounts (IRAs) and $250 for Spousal
     IRAs). You can buy additional shares for as little as $100.

FUND CODES


     Each fund's reference information, which is listed below, will be helpful to you when you contact the funds to purchase or exchange shares, check daily net asset value per share ("NAV") or get additional information.



     Fund Name                                    Trading Symbol                CUSIP                  Fund Code
----------------------------------------------------------------------------------------------------------------
     Defensive Equity Fund                             ANDEX                  00758M287                  1284
----------------------------------------------------------------------------------------------------------------
     Global Long-Short Fund                            NONE                   00758M154                  1285
----------------------------------------------------------------------------------------------------------------
     Short-Term Income Fund                            ANSTX                  00758M279                  1283



REDEEMING SHARES
--------------------------------------------------------------------------------

BY MAIL

     You may contact the funds directly by mail at The Analytic Funds, PO Box 219009, Kansas City, MO 64121 (Express Mail Address: 330 West 9th Street, Kansas City, MO 64105). Send a letter to the funds signed by all registered parties on the account specifying:

     o    The fund(s) name;

     o    The account number;

     o    The dollar amount or number of shares you wish to redeem;

     o    The account name(s); and

     o    The address to which redemption (sale) proceeds should be sent.

     All registered share owner(s) in the exact name(s) and any special capacity in which they are registered must sign the letter.

     Certain shareholders may need to include additional documents to redeem shares.

BY TELEPHONE

     You must first establish the telephone redemption privilege (and, if desired, the wire redemption privilege) by completing the appropriate sections of the account application.

     Call 866-777-7818 to redeem your shares. Based on your instructions, the funds will mail your proceeds to you or wire them to your bank.

BY SYSTEMATIC WITHDRAWAL PLAN (VIA ACH)

     If your account balance is at least $10,000, you may transfer as little as $100 per month from your account to another financial institution. To participate in this service, you must complete the appropriate sections of the account application and mail it to the funds.

EXCHANGING SHARES
--------------------------------------------------------------------------------

     At no charge, you may exchange shares of one Analytic Fund for shares of any other Analytic Fund by writing to or calling the funds. You may only exchange shares between accounts with identical registrations (I.E., the same names and addresses).

     The exchange privilege is not intended as a vehicle for short-term or excessive trading. A fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the funds. For more information about the funds' policy on excessive trading, see "Excessive Trading Policies and Procedures."


TRANSACTION POLICIES
--------------------------------------------------------------------------------

CALCULATING YOUR SHARE PRICE


     You may buy, sell or exchange shares of the funds on each day the New York Stock Exchange (NYSE) is open at a price equal to its NAV next computed after it receives and accepts your order. The funds calculate NAV once each day the NYSE is open for business (a "Business Day") as of the regularly scheduled close of normal trading on the NYSE (normally 4:00 p.m., Eastern
     Time). To receive the NAV on any given day, the fund must receive your order in good form (meaning that it is complete and contains all necessary information, and has all supporting documentation such as proper signature guarantees, IRA rollover forms, etc.) before the close of trading on the NYSE that day. Otherwise, you will receive the NAV that is calculated at the close of trading on the following business day if the NYSE is open for trading that day. If the NYSE closes early - such as on days in advance of certain generally observed holidays - the funds will calculate NAV as of the earlier closing time.

     The funds calculate their NAVs by adding the total value of the assets, subtracting the liabilities and then dividing the result by the number of shares outstanding. In calculating NAV, the funds generally value their investment portfolios at market price. If market prices are not readily available or the funds reasonably believe that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the funds are required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. The funds' determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the funds assign to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

     With respect to non-U.S. securities held by the Analytic Global Long-Short Fund, the fund may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the fund prices its shares, the value the fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

     When valuing fixed income securities with remaining maturities of more than 60 days, the Analytic Short-Term Income Fund uses the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days' or less, the Fund uses the security's amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

     Securities, options, futures contracts and other assets (including swap agreements) for which market quotations are not readily available will be valued at their fair value as determined in good faith by or under the direction of the Board of Trustees.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

     You may buy or sell shares of the funds through a financial intermediary (such as a financial planner or adviser). To buy or sell shares at the NAV of any given day, your financial intermediary must receive your order before the close of trading on the NYSE that day. Your financial intermediary is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the funds on time. Your financial intermediary may charge additional transaction fees for its services.


     Certain financial intermediaries have agreements with the funds that allow them to enter purchase or redemption orders on behalf of clients and customers. Under this arrangement, the financial intermediary must send your payment to the funds by the time they price their shares on the following business day. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.


IN-KIND TRANSACTIONS


     Under certain conditions and at the funds' discretion, you may pay for shares of a fund with securities instead of cash. In addition, the funds may pay part of your redemption proceeds (in excess of $250,000) with securities instead of cash. In the event shares are redeemed in-kind, investors may bear additional transaction costs and market risks until the securities are converted into cash. In the event shares are redeemed in-kind, shareholders will generally bear market risks until the securities are converted into cash.


PAYMENT OF REDEMPTION PROCEEDS


     Redemption proceeds can be mailed to your account address, sent to your bank by ACH transfer or wired to your bank account (provided that your bank information is already on file). The funds will pay for all shares redeemed within seven days after they receive a redemption request in proper form meaning that it is complete and contains all necessary information, and has all supporting documentation (such as proper signature guarantees, IRA rollover forms, etc.).


     The funds may require that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. Before they grant a redemption request, the funds may require a shareholder to furnish additional legal documents to insure proper authorization.

     If you redeem shares that were purchased by check, you will not receive your redemption proceeds until the check has cleared, which may take up to 15 days from the purchase date.

REDEMPTION FEE


     In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of same, the Analytic Global Long-Short Fund charges a 2.00% redemption fee on redemptions of shares that have been held for less than 60 days. The fee is deducted from the sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the fund. The fee does not apply to shares purchased with reinvested dividends or distributions. In determining how long shares of the fund have been held, the fund assumes that shares held by the investor the longest period of time will be sold first.

     The redemption fee is applicable to fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. The fund requests that financial intermediaries assess the redemption fee on customer accounts and to collect and remit the proceeds to the fund. However, the fund recognizes that due to operational and system limitations the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the fund's.

     The fund reserves the right to waive the redemption fee in its discretion where it believes such waiver is in the best interests of the fund, including certain categories of redemptions that the fund reasonably believes may not raise frequent trading or market timing concerns. These categories include, but are not limited to, the following: (i) participants in certain group retirement plans whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) systematic redemptions,
     (v) checkwriting redemptions and (vi) retirement loans and withdrawals.


TELEPHONE TRANSACTIONS


     The funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Therefore, the funds will not be responsible for any loss, liability, cost or expense for following instructions received by telephone reasonably believed to be genuine.


RIGHTS RESERVED BY THE FUNDS

PURCHASES

     At any time and without notice, the funds may:

     o    Stop offering shares;

     o    Reject any purchase order; or


     o Bar an investor engaged in a pattern of excessive trading from buying shares. (Excessive trading can hurt performance by disrupting management and by increasing expenses.) The funds will consider various factors in determining whether an investor has engaged in excessive trading. These factors include, but are not limited to, the investor's historic trading patterns, the number of transactions, the size of the transactions, the time between transactions and the percentage of the investor's account involved in each transaction. For more information on the funds' policies on excessive trading, see "Excessive Trading Policies and Procedures."


REDEMPTIONS

     At any time, and without notice the funds may change or eliminate any of the redemption methods described, except redemption by mail. The funds may suspend your right to redeem if:

     o    Trading on the NYSE is restricted or halted; or

     o The Securities and Exchange Commission allows the funds to delay redemptions.

EXCHANGES

     The funds may:

     o Modify or cancel the exchange program at any time on 60 days written notice to shareholders;

     o    Reject any request for an exchange; or

     o Limit or cancel a shareholder's exchange privilege, especially when an investor is engaged in a pattern of excessive trading.

ACCOUNT POLICIES
--------------------------------------------------------------------------------


EXCESSIVE TRADING POLICIES AND PROCEDURES

     The funds are intended for long-term investment purposes only and discourages shareholders from engaging in frequent short-term trading that could be considered excessive or "market timing." This frequent trading into and out of the fund may present risks to the funds' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of each fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of fund investments, requiring each fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

     In addition, because the Analytic Global Long-Short Fund invests in foreign securities traded primarily on markets that close prior to the time the fund determines its NAV, the risks posed by frequent trading may have a greater potential to dilute the value of fund shares held by long-term shareholders than a fund investing in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by the fund takes place after the close of the primary foreign market, but before the time that the fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as "price" or "time zone" arbitrage). Shareholders who attempt this type of arbitrage may dilute the value of the fund's shares by virtue of their fund share transaction, if those prices reflect the fair value of the foreign securities. Although the fund has procedures designed to determine the fair value of foreign securities for purposes of calculating its NAV when such an event has occurred, fair value pricing, because it involves judgments which are inherently subjective, may not always eliminate the risk of price arbitrage. For more information on how the fund uses fair value pricing, see "Calculating Your Share Price."

     The funds' service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the funds' policies and procedures described in this prospectus and approved by the funds' Board of Trustees. For purposes of applying these policies, the funds' service providers may consider the trading history of accounts under common ownership or control. The funds' policies and procedures include:

     o Shareholders are restricted from making more than four "round trips" into or out of each fund per year. If a shareholder exceeds this amount, the funds and/or their service providers may, at their discretion, reject any additional purchase or exchange orders. The funds define a round trip as a purchase into a fund by a shareholder, followed by a subsequent redemption out of the fund.

     o The Analytic Global Long-Short Fund assesses a redemption fee of 2.00% on redemptions by shareholders of fund shares held for less than 60 days (subject to certain exceptions as discussed in "Redemption Fees").

     o Each fund reserves the right to reject any purchase or exchange request by any investor or group of investors for any reason without prior notice, including, in particular, if the fund or its adviser reasonably believes that the trading activity would be harmful or disruptive to the fund.

     Each fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the fund's long-term shareholders. Systematic purchases and redemptions are exempt from these policies.

     Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in a fund will occur, particularly with respect to trades placed by shareholders that invest in the fund through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The funds and their service providers' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the funds cannot assure that their policies will be enforced with regard to those fund shares held through such omnibus arrangements (which may represent a majority of fund shares), and as a result frequent trading could adversely affect the funds and their long-term shareholders as discussed above.


CUSTOMER IDENTIFICATION AND VERIFICATION

     To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

     What this means to you: when you complete a new account application, we will ask your name, address, date of birth, and other information that will allow us to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

     The funds are required by law to reject your new account application if the required identifying information is not provided.

     In certain instances, the funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

     Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the funds, your application will be rejected.


     Upon receipt of your application in proper form (meaning that it is complete and contains all necessary information, and has all supporting documentation such as proper signature guarantees, IRA rollover forms, etc.), or upon receipt of all identifying information required on the application, your investment will be received and your order will be processed at the NAV next-determined.

     However, each fund reserves the right to close your account at the NAV next calculated after we determine to close your account (less any applicable redemption fees) if it is unable to verify your identity, or for other reasons. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the fund. If a fund is unable to verify your identity, the fund reserves the right to liquidate your account at the net asset value per share next calculated after we determine to close your account (less any applicable redemption fees) and remit proceeds to you via check. Further, the funds reserve the right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on fund shares and will be subject to corresponding tax implications.


ANTI-MONEY LAUNDERING PROGRAM

     Customer identification and verification is part of the funds' overall obligation to deter money laundering under federal law. The funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the funds from being used for money laundering or the financing of terrorist activities. In this regard, the funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of fund management, they are deemed to be in the best interest of a fund or in cases when a fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the funds are required to withhold such proceeds.

SMALL ACCOUNTS

     The funds may redeem your shares without your permission if the value of your account falls below 50% of the required minimum initial investment. (See "Buying Shares--Minimum Investments" for minimum investment amounts). This provision does not apply:

     o    To retirement accounts and certain other accounts; or

     o When the value of your account falls because of market fluctuations and not your redemptions.

     The funds will notify you before liquidating your account and allow you 60 days to increase the value of your account.

DISTRIBUTIONS

     Normally, the Global Long-Short Fund distributes its net investment income annually, the Defensive Equity Fund distributes its net investment income quarterly and the Short-Term Income Fund accrues dividends daily and pays them monthly to shareholders. In addition, the funds distribute their net capital gains at least once a year. The funds will automatically reinvest dividends and distributions in additional shares of a fund, unless you elect on your account application to receive them in cash.

FEDERAL TAXES

     The following is a summary of the federal income tax consequences of investing in the funds. This summary does not apply to shares held in an individual retirement account or other tax-qualified plan, which are not subject to current tax. Transactions relating to shares held in such accounts may, however, be taxable at some time in the future. You should always consult your tax advisor for specific guidance regarding the federal, state and local tax effect of your investment in a fund.


     TAXES ON DISTRIBUTIONS Each fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive, whether in cash or reinvested in additional shares of the funds may be subject to federal, state, and local taxation, depending upon your tax situation. Income distributions, including distributions of net short-term capital gains but excluding distributions of qualified dividend income, are generally taxable at ordinary income tax rates. Capital gains distributions and distributions that are designated by the funds as qualified dividend income are generally taxable at the rates applicable to long-term capital gains. Once a year the funds will send you a statement showing the types and total amount of distributions you received during the previous year.


     You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as "buying a dividend" and should be avoided by taxable investors. Call 866-777-7818 to find out when the funds expect to make a distribution to shareholders.

     Each sale or exchange of shares of a fund may be a taxable event. For tax purposes, an exchange of shares of one Analytic Fund for another is the same as a sale.

     A sale may result in a capital gain or loss to you. The gain or loss generally will be treated as short term if you held the shares 12 months or less, long term if you held the shares for longer.

     If the funds invest in foreign securities, they may be subject to foreign withholding taxes with respect to dividends or interest the funds received from sources in foreign countries. A fund may elect to treat some of those taxes as a distribution to shareholders, which would allow shareholders to offset some of their U.S. federal income tax.


     More information about taxes is in the Statement of Additional Information ("SAI").

ADDITIONAL INFORMATION ABOUT THE FUNDS


OTHER INVESTMENT PRACTICES AND STRATEGIES
--------------------------------------------------------------------------------


     In addition to its principal investment strategies, each fund may use the investment strategies described below. Each fund may also employ investment practices that this prospectus does not describe, such as repurchase agreements, when-issued and forward commitment transactions, lending of securities, borrowing and other techniques. For more information concerning any of a fund's investment practices and its risks, you should read the SAI.

FOREIGN SECURITIES

     The Global Long-Short Fund will ordinarily invest a portion of its assets in foreign securities. In addition, the Defensive Equity and Short-Term Income Funds may each invest up to 20% of their total assets in foreign securities. Foreign securities are securities of companies located outside the United States, ADRs, EDRs, and other similar global instruments. When a fund invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although ADRs and EDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it harder for the fund to sell its securities and could reduce the value of your shares. Changes in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions.

SHORT-TERM INVESTING

     The investments and strategies described in this prospectus are those that are used under normal circumstances. During unusual economic, market, political or other circumstances, the funds may invest up to 100% of its assets in short-term high quality debt instruments, such as U.S. government securities. These instruments would not ordinarily be consistent with the funds' principal investment strategies, and may prevent the funds from achieving their investment objective. The funds will do so only if the adviser believes that the risk of loss outweighs the opportunity for achieving the funds' investment objective. The funds with a policy requiring it to invest at least 80% of its net assets in particular types of securities also may temporarily deviate from the policy in other limited, appropriate circumstances, such as unusually large cash inflows or redemptions.

     When the adviser pursues a temporary defensive strategy, the funds may not profit from favorable developments that it would have otherwise profited from if it were pursuing its normal strategies.


INFORMATION ABOUT PORTFOLIO HOLDINGS

     A description of the funds' policy and procedures with respect to the circumstances under which each fund discloses its portfolio securities is available in the SAI.


PORTFOLIO TURNOVER


     The funds may buy and sell investments relatively often. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short-term gains) realized by a fund. Shareholders must pay tax on such capital gains.

SHORT SALES RISK

     Short sales are transactions in which a fund sells a security it does not own. To complete the transaction, the fund must borrow the security to make delivery to the buyer. The fund is then obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the fund. If the underlying security goes down in price between the time the fund sells the security and buys it back, the fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

INVESTMENT MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISER


     Analytic Investors, Inc., a California corporation located at 500 South Grand Avenue, 23rd Floor, Los Angeles, CA 90071, is the investment adviser to each of the funds (the "adviser"). The adviser manages and supervises the investment of each fund's assets on a discretionary basis. It was founded in 1970 as one of the first independent investment counsel firms specializing in the creation and continuous management of optioned equity and optioned debt portfolios for fiduciaries and other long-term investors. The adviser serves pensions and profit-sharing plans, endowments, foundations, corporate investment portfolios, mutual savings banks and insurance companies. The adviser is an affiliate of Old Mutual (US) Holdings Inc. ("Old Mutual") (formerly named United Asset Management Corporation). Old Mutual is a subsidiary of Old Mutual plc, a financial services group based in the United Kingdom.


     For its services, each fund pays the adviser a fee, as set forth below. The adviser has voluntarily agreed to limit the total expenses of the funds (excluding interest, taxes, brokerage commissions and extraordinary expenses) to the amounts listed, as a percentage of average net assets, in the table below. To maintain these expense limits, the adviser may waive a portion of its management fee and/or reimburse certain expenses of the fund. The adviser intends to continue its expense limitations until further notice, but may discontinue them at any time. The table also lists the amount each fund and predecessor fund paid the adviser during the most recent fiscal year, as a percentage of its average net assets.


                                                         Defensive              Global             Short-Term
                                                          Equity              Long-Short             Income
                                                           Fund                  Fund                 Fund
--------------------------------------------------------------------------------------------------------------
     Contractual Management Fees                           0.60%                 1.00%*               0.30%
--------------------------------------------------------------------------------------------------------------
     Expense Limits                                        X.XX%                 X.XX%                X.XX%
--------------------------------------------------------------------------------------------------------------
     Advisory Fees Paid for During
        Most Recent Fiscal Year                            X.XX%                 X.XX%                X.XX%


     * The contractual management fee for the Global Long-Short Fund is 1.00% for the first $100 million in average daily net assets and 0.80% thereafter.

     PORTFOLIO MANAGERS


     Each fund is managed by a team of investment professionals. The following portfolio managers are jointly and primarily responsible for the day-to-day management of each fund.

     Each fund is managed by a team of investment professionals. The following portfolio managers are jointly and primarily responsible for the day-to-day management of each fund.

     Mr. Doug Savarese, Portfolio Manager, co-manages the Analytic Global Long-Short Fund. Mr. Savarese joined Analytic in 1999 and has over 17 years of investment experience. Mr. Savarese has a B.A. in Mathematics and a B.S. in Business Studies from the Richard Stockton College.

     Dr. Robert Murdock, Portfolio Manager, co-manages the Analytic Global Long-Short Fund, Analytic Defensive Equity Fund and Analytic Short-Term Income Fund. Dr. Murdock joined Analytic in 1997 and has over 14 years of investment experience. Mr. Murdock has a B.S. from the University of Wyoming, a M.B.A. from the Amos Tuck School of Business, a M.A. from the University of Pennsylvania and a Ph.D. from the Anderson Graduate School of Management at the University of California, Los Angeles.

     Mr. Dennis Bein, Chief Investment Officer, co-manages the Analytic Global Long-Short Fund and Analytic Defensive Equity Fund. Mr. Bein joined Analytic in 1995 and has over 14 years of investment experience. Mr. Bein has a B.A. from the University of California, Riverside and an M.B.A. from the Anderson Graduate School of Management at the University of California, Riverside.

     Mr. Greg McMurran, Chief Investment Officer, co-manages the Analytic Global Long-Short Fund, Analytic Defensive Equity Fund and Analytic Short-Term Income Fund. Mr. McMurran joined Analytic in 1976 and has over 28 years of investment experience. Mr. McMurran has a B.S. from the University of California, Irvine and a M.A. in Economics at California State University, Fullerton.

     Mr. Harindra de Silva, President, co-manages the Analytic Global Long-Short Fund, Analytic Defensive Equity Fund and Analytic Short-Term Income Fund. Mr. de Silva joined Analytic in 1995 and has over 18 years of investment experience. Mr. de Silva has a B.S. in Mechanical Engineering from the University of Manchester Institute of Science and Technology, an M.B.A. and an M.S. from the University of Rochester and a Ph.D. in Finance from the University of California, Irvine.

     Mr. Steven Sapra, Portfolio Manager, co-manages the Analytic Defensive Equity Fund. Mr. Sapra joined Analytic in 2000 and has over 7 years of investment experience. Mr. Sapra has a B.S. from California State Polytechnic University, Pomona an a M.A. from the University of Southern California.

     Mr. Scott Barker, Portfolio Manager, co-manages the Analytic Short-Term Income Fund. Mr. Barker joined Analytic in 1995 and has over 11 years of investment experience. Mr. Barker received a B.A. from Pomona College.

     The SAI provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of fund shares.

SHAREHOLDER SERVICING ARRANGEMENTS
--------------------------------------------------------------------------------


     Brokers, dealers, banks, trust companies and other financial representatives may receive compensation from the funds or their service providers for providing a variety of services. This section briefly describes how the financial representatives may get paid.

     For providing certain services to their clients, financial representatives may be paid a fee based on the assets of the funds that are attributable to the financial representative. These services may include record keeping, transaction processing for shareholders' accounts and certain shareholder services not currently offered to shareholders that deal directly with the fund. In addition, your financial representatives may charge you other account fees for buying or redeeming shares of a fund or for servicing your account. Your financial representative should provide you with a schedule of its fees and services.

     The funds may pay all or part of the fees paid to financial representatives. Periodically, the Board reviews these arrangements to ensure that the fees paid are appropriate for the services performed. The funds do not pay these service fees on shares purchased directly. In addition, the adviser and its affiliates may, at their own expense, pay financial representatives for these services.


     The adviser and its affiliates may, at their own expense, pay financial representatives for distribution and marketing services performed with respect to the funds. The amount of these payments will generally vary. Additional compensation may also be paid to financial representatives who offer the funds as part of a special preferred list or other promotional program. Financial representatives that receive these types of payments may have a conflict of interest in recommending or selling fund shares rather than other mutual funds, particularly where such payments exceed those associated with other funds.

  FINANCIAL HIGHLIGHTS


     The financial highlights table is intended to help you understand the financial performance of each fund for the fiscal periods indicated. Certain information contained in the table reflects the financial results for a single share. The total returns in the table represent the rate that an investor would have earned on an investment in each fund assuming all dividends and distributions were reinvested. The information below relates to each fund and its Predecessor Fund. On June 24, 2002, The Advisors' Inner Circle Fund Analytic Defensive Equity Fund acquired all of the assets of the UAM Funds, Inc. II Analytic Defensive Equity Fund, The Advisors' Inner Circle Fund Analytic Global Long-Short Fund (formerly, the Analytic International Fund) acquired all of the assets of the UAM Funds, Inc. II Analytic International Fund and The Advisors' Inner Circle Fund Analytic Short-Term Income Fund acquired all of the assets of the UAM Funds, Inc. II Analytic Short-Term Income Fund (together, the "Predecessor Funds"). [ ], independent auditor, have audited the funds' and the Predecessor Funds' information. The financial statements and the unqualified opinion of [ ] are included in the annual report of the funds, which is available upon request by calling the funds at 866-777-7818.

DEFENSIVE EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------------
   Years Ended December 31,                                  2004           2003          2002(2)          2001           2000
-----------------------------------------------------------------------------------------------------------------------------------
   Net Asset Value, Beginning of Period                                   $    9.09      $  10.46       $   10.80      $    11.82
                                                         ------------     ---------      --------       ---------      ----------
   Income (Loss) from Investment Operations:
     Net Investment Income                                                     0.08*         0.09            0.08            0.06
     Net Realized and Unrealized Gain  (Loss)                                  2.01*        (1.36)          (0.30)          (0.82)
                                                         ------------     ---------      --------       ---------      ----------
       Total From Investment Operations                                        2.09         (1.27)          (0.22)          (0.76)
                                                         ------------     ---------      --------       ---------      ----------
   Dividends and Distributions:
     Net Investment Income                                                    (0.08)        (0.10)(1)       (0.07)          (0.07)
     Net Realized Gain                                                           --            --           (0.05)          (0.19)
                                                         ------------     ---------      --------       ---------      ----------
       Total Dividends and Distributions                                      (0.08)        (0.10)(1)       (0.12)          (0.26)
                                                         ------------     ---------      --------       ---------      ----------
   Net Asset Value, End of Period                                         $   11.10      $   9.09       $   10.46      $    10.80
                                                         ============     =========      ========       =========      ==========
   Total Return+                                                              23.13%      (12.22)%          (1.98)%        (6.46)%
                                                         ============     =========      ========       =========      ==========
     Ratios and Supplemental Data
       Net Assets, End of Period (Thousands)                              $  44,693      $ 35,131       $  40,806      $   48,244
     Ratio of Expenses to Average Net Assets**
       (including Dividend Expense)                                            1.30%         1.09%           0.99%           0.99%
     Ratio of Expenses to Average Net Assets**
       (excluding Dividend Expense)                                            0.99%         0.99%           0.99%           0.99%
     Ratio of Expenses to Average Net Assets
       (excluding Waivers and Directed  Brokerage,
       Including Dividend Expense)                                             2.27%         1.94%           1.69%           1.17%
     Ratio of Expenses to Average Net Assets
       (excluding Directed Brokerage, Including
       Dividend Expense)                                                       1.71%         1.46%           0.99%           0.99%
     Ratio of Net Investment Income to Average Net Assets                      0.79%         0.91%           0.71%           0.51%
     Portfolio Turnover Rate                                                    218%          224%            216%            264%


     + Total return would have been lower had certain expenses not been waived and assumed by the adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
     *    Per share amounts for the period are based on average outstanding shares.
     **   Includes Directed Brokerage offset.
     (1)  Includes a return of capital of $(0.003).
     (2) On June 24, 2002, The Advisors' Inner Circle Fund Analytic Defense Equity Fund acquired the assets of the UAM Analytic Defense Equity Fund, a series of the UAM Funds, Inc. II. The operations of The Advisors' Inner Circle Fund Analytic Defensive Equity Fund prior to acquisition were those of the predecessor fund, the UAM Analytic Defense Equity Fund.
     Amounts designed as "_" are either $0 or have been rounded to $0.


GLOBAL LONG-SHORT FUND
----------------------------------------------------------------------------------------------------------------------------------
   Years Ended December 31,                           2004             2003         2002(2)           2001                2000
----------------------------------------------------------------------------------------------------------------------------------
   Net Asset Value, Beginning of Period                             $    6.75      $   7.44        $    9.78           $    11.25
                                                   ------------     ---------      --------        ---------           ----------
   Income (Loss) from Investment Operations:
     Net Investment Income                                               0.03^         0.12             0.03                 0.11
     Net Realized and Unrealized Gain (Loss)                             1.76^        (0.62)           (2.32)               (1.40)
                                                   ------------     ---------      --------        ---------           ----------
       Total From Investment Operations                                  1.79         (0.50)           (2.29)               (1.29)
                                                   ------------     ---------      --------        ---------           ----------
   Dividends and Distributions:
     Net Investment Income                                              (0.03)        (0.19)(1)        (0.05)               (0.10)
     Net Realized Gain                                                     --            --               --                (0.08)
                                                   ------------     ---------      --------        ---------           ----------
       Total Dividends and Distributions                                (0.03)        (0.19)(1)        (0.05)               (0.18)
                                                   ------------     ---------      --------        ---------           ----------
   Net Asset Value, End of Period                                   $    8.51      $   6.75        $    7.44           $     9.78
                                                   ============     =========      ========        =========           ==========
   Total Return+                                                        26.59%        (6.73)%         (23.41)%             (11.44)%
                                                   ============     =========      ========        =========           ==========
    Ratios and Supplemental Data
       Net Assets, End of Period (Thousands)                        $   2,267      $  1,471        $   4,599           $    6,731
    Ratio of Expenses to Average Net Assets
       (including Dividend Expenses)                                     2.04%         1.30%            1.30%                1.30%
    Ratio of Expenses to Average Net Assets
       (excluding Dividend Expenses)                                     1.30%         1.30%            1.30%                1.30%
    Ratio of Expenses to Average Net Assets
       (excluding Waivers and Including
       Dividend Expenses)                                                7.42%         6.92%            4.78%                3.80%
    Ratio of Net Investment Income to Average
       Net Assets                                                        0.35%         1.05%            0.84%                1.11%
    Portfolio Turnover Rate                                               63%          198%             176%                  38%


     ^    Per share amounts for the period are based on average outstanding shares.
     *    Annualized
     **   Not Annualized
     *** For the period from September 30, 1999 (commencement of operations) to December 31, 1999.
     + Total return would have been lower had certain expenses not been waived and assumed by the adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
     (1)  Includes a return of capital of $(0.002).
     (2) On June 24, 2002, The Advisors' Inner Circle Fund Analytic Global Long-Short Fund acquired the assets of the UAM Analytic International Fund, a series of the UAM Funds, Inc. II. The operations of The Advisors' Inner Circle Fund Analytic Global Long-Short Fund prior to acquisition were those of the predecessor fund, the UAM Analytic International Fund.

      Amounts designed as "_" are either $0 or have been rounded to $0.


SHORT-TERM INCOME FUND
-------------------------------------------------------------------------------------------------------------------------------
   Years Ended December 31,                             2004           2003          2002(1)          2001             2000
-------------------------------------------------------------------------------------------------------------------------------
   Net Asset Value, Beginning of Period                             $   10.19       $   9.93       $    9.92       $     9.79
                                                    ------------    ---------       --------       ---------       ----------
   Income (Loss) from Investment Operations:
     Net Investment Income                                               0.16*          0.21            0.67             0.59
     Net Realized and Unrealized Gain (Loss)                             0.42*          0.41            0.01             0.13
                                                    ------------    ---------       --------       ---------       ----------
                                                                         0.58           0.62            0.68             0.72
                                                    ------------    ---------       --------       ---------       ----------
   Dividends:
     Net Investment Income                                              (0.32)         (0.36)          (0.67)           (0.59)
                                                    ------------    ---------       --------       ---------       ----------
   Net Asset Value, End of Period                                   $   10.45       $  10.19       $    9.93       $     9.92
                                                    ============    =========       ========       =========       ==========
   Total Return+                                                         5.76%          6.39%           7.02%            7.60%
                                                    ============    =========       ========       =========       ==========
     Ratios and Supplemental Data
       Net Assets, End of Period
          (Thousands)                                               $  15,055       $  3,913       $   4,595       $    3,646
     Ratio of Expenses to Average Net Assets                             0.60%          0.60%           0.60%            0.60%
     Ratio of Expenses to Average Net Assets
        (excluding Waivers and Reimbursements)                           2.26%          4.31%           3.39%            3.86%
     Ratio of Net Investment Income to Average
        Net Assets                                                       1.53%          2.08%           5.20%            6.02%
     Portfolio Turnover Rate                                               22%           113%            167%              34%



     * Per share amounts for the period are based on average outstanding shares.
     + Total return would have been lower had certain expenses not been waived and assumed by the adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
     (1) On June 24, 2002, The Advisors' Inner Circle Fund Analytic Short-Term Income Fund acquired the assets of the UAM Analytic Short-Term Income Fund, a series of the UAM Funds, Inc. II. The operations of The Advisors' Inner Circle Fund Analytic Short-Term Fund prior to acquisition were those of the predecessor fund, the UAM Analytic Short-Term Income Fund.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                               INVESTMENT ADVISER
                            Analytic Investors, Inc.
                             500 South Grand Avenue
                                   23rd Floor
                              Los Angeles, CA 90071


                                   DISTRIBUTOR
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456


                                  LEGAL COUNSEL
                           Morgan, Lewis & Bockius LLP


More information about the Analytic Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated May 1, 2005 includes detailed information about The Advisors' Inner Circle Fund and the Analytic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Funds' holdings and contain information from the Funds' managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.


TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:
BY TELEPHONE:  Call (Toll Free) 866-777-7818


BY MAIL:  Write to us
Analytic Funds
P.O. Box 219009
Kansas City, Missouri 64121-9009

BY INTERNET:  www.analyticinvestors.com


From the SEC: You can also obtain the SAI or the annual and semi-annual reports, as well as other information about The Advisors' Inner Circle Fund, from the EDGAR Database on the SEC's website at: "http://www.sec.gov". You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov. The Fund's Investment Company Act registration number is 811-06400.

ANA-PS-001-0300

================================================================================

                              THE ANALYTIC FUNDS
                               Investment Adviser:


                                 [LOGO OMITTED]



                                   PROSPECTUS
                                   May 1, 2005




                         THE ADVISORS' INNER CIRCLE FUND



                                 CLASS A SHARES


                              DEFENSIVE EQUITY FUND





                 The Securities and Exchange Commission has not
                   approved or disapproved these securities or
                  passed upon the adequacy of this prospectus.
                     Any representation to the contrary is a
                               criminal offense.

================================================================================

  TABLE OF CONTENTS


ANALYTIC DEFENSIVE EQUITY FUND......................................     1

    WHAT IS THE FUND'S OBJECTIVE?...................................     1
    WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?............     1
    WHAT ARE THE FUND'S PRINCIPAL RISKS?............................     2
    HOW HAS THE FUND PERFORMED?.....................................     3
    WHAT ARE THE FUND'S FEES AND EXPENSES?..........................     4


INVESTING WITH THE FUND.............................................     6

    BUYING SHARES...................................................     6
    REDEEMING SHARES................................................    11
    TRANSACTION POLICIES............................................    11
    ACCOUNT POLICIES................................................    13

ADDITIONAL INFORMATION ABOUT THE FUND...............................    17

    OTHER INVESTMENT PRACTICES AND STRATEGIES.......................    17
    INVESTMENT MANAGEMENT...........................................    18
    SHAREHOLDER SERVICING ARRANGEMENTS..............................    19

  ANALYTIC DEFENSIVE EQUITY FUND


WHAT IS THE FUND'S OBJECTIVE?
--------------------------------------------------------------------------------

     The Defensive Equity Fund seeks to obtain a greater long-term total return and smaller fluctuations in quarterly total return from a diversified, hedged common stock fund than would be realized from the same fund unhedged. The fund may change its investment objective without shareholder approval.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?
--------------------------------------------------------------------------------


     Through its proprietary investment process, the adviser attempts to create a diversified and hedged portfolio by investing in a combination of stocks, debt securities and options. The Defensive Equity Fund invests primarily (at least 80% of its net assets) in equity securities and may not change this policy without 60 days written notice to shareholders. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in case of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, rights and warrants.


     The fund may also use options, which are agreements that give an investor the right to buy or sell an asset at an agreed upon price in the future, and futures contracts, which are agreements that enable an investor to buy or sell an asset at an agreed upon price in the future. Options are used to protect the fund's investments against changes resulting from market conditions (a practice called "hedging"). The adviser bases its hedging decisions on estimates of the fair value and expected contribution made by an option to the overall expected return of the fund.

     The fund may use futures contracts, which are agreements that enable an investor to buy or sell an asset at an agreed upon price in the future, and options on futures contracts for a variety of purposes, including:

     o   To reduce transaction costs;
     o   To manage cash flows;
     o To maintain full market exposure, which means to adjust the characteristics of its investments to more closely approximate those of its benchmark; and
     o   To enhance returns.


     The adviser selects equity securities for this fund using a proprietary system that ranks stocks according to a mathematical model. The adviser's system seeks to determine a security's intrinsic (true) value by evaluating variables, such as relative valuation, price momentum, company fundamentals, liquidity and risk. Using its system, the adviser believes it can assemble a portfolio of securities that is style and sector neutral to achieve a level of diversification and risk similar to that of the S&P 500 Index, the fund's investment universe. "Style neutral" means a fund is similar to its investment universe in terms of exposure to quantifiable characteristics such as average market capitalization. A fund is "sector neutral" when its exposure to specified economic sectors (such as technology or utilities) is similar to that of its investment universe. The adviser also believes that by using its system the fund can consistently outperform traditional strategies that focus on a single style, such as value or growth.

     The adviser begins the stock selection process by ranking stocks according to their one-month expected return. The adviser then uses a process called "portfolio optimization" to select securities that it believes will:

     o Maximize expected returns for the fund;

     o Minimize expected volatility relative to its benchmark; and

     o Diversify the assets of the fund among the various countries, industries, sectors and individual securities.

     The adviser monitors the stocks held by the fund on a real-time basis for developments in terms of news events (such as lawsuits or takeover bids) and significant changes in fundamental factors. The adviser sells a security when it believes the incremental return from the sale exceeds the associated transaction costs.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
--------------------------------------------------------------------------------

     As with all mutual funds, at any time, your investment in the fund may be worth more or less than the price that you originally paid for it. There is also a possibility that the fund will not achieve its goal. This could happen because its strategy failed to produce the intended results or because the adviser did not implement its strategy properly. The fund's shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government authority or the FDIC. You may lose money by investing in the fund.

     As with all equity funds, the risks that could affect the value of the fund's shares and the total return on your investment include the possibility that the equity securities held by the fund will experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect the securities markets generally, such as adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment. Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management. This risk is greater for small and medium sized companies, which tend to be more vulnerable to adverse developments than larger companies.

     Derivatives are often more volatile than other investments and may magnify the fund's gains or losses. There are various factors that affect the fund's ability to achieve its objectives with derivatives. Successful use of a derivative depends on the degree to which prices of the underlying assets correlate with price movements in the derivatives the fund buys or sells. The fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold.

     The lack of a liquid secondary market for a derivative may prevent a fund from closing its derivative positions and could adversely impact its ability to achieve its objectives and to realize profits or limit losses.

     Since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain to a fund. Derivatives are often more volatile than other investments and the fund may lose more in a derivative than it originally invested in it.

HOW HAS THE FUND PERFORMED?
--------------------------------------------------------------------------------

     Effective June 24, 2002, the fund became the successor to a separate mutual fund, the UAM Funds, Inc. II Analytic Defensive Equity Fund (the "Predecessor Defensive Equity Fund"). The Predecessor Defensive Equity Fund was managed by the same employees of the adviser who currently manage the fund, had identical investment objectives and strategies and was subject to substantially similar fees and expenses. The performance shown in the following bar chart and performance table represents the performance of the Predecessor Defensive Equity Fund for the periods prior to June 24, 2002.


     The following information illustrates some of the risks of investing in the fund. The bar chart shows how performance of the fund and the Predecessor Defensive Equity Fund has varied from year to year. Class A Shares were first offered on December 31, 2004 and, therefore, do not have a full calendar year of performance. The performance of Class A Shares is expected to be substantially similar to the performance of the Institutional Class Shares, except to the extent that the classes have different fees and expenses, because the shares are invested in the same portfolio of securities. The bar chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below. Returns are based on past results and are not an indication of future performance.


CALENDAR YEAR RETURNS

  [BAR CHART OMITTED, PLOT POINTS FOLLOWS]


  1995                21.55%
  1996                15.71%
  1997                19.08%
  1998                28.89%
  1999                21.35%
  2000                -6.46%
  2001                -1.98%
  2002               -12.22%
  2003                23.13%
  2004                XX.XX%





     During the periods shown in the chart for the fund and the Predecessor Defensive Equity Fund, the highest return for a quarter was XX.XX% (quarter ending XX/XX/XX) and the lowest return for a quarter was (XX.XX)% (quarter ending XX/XX/XX).

AVERAGE ANNUAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2003

     The average annual returns table compares average annual returns of the fund and the Predecessor Defensive Equity Fund to those of a broad-based securities market index. Returns are based on past results and are not an indication of future performance.


     Institutional Class Shares                           1 Year            5 Years           10 Years*
---------------------------------------------------------------------------------------------------------------------------
      Average Annual Return Before Taxes
---------------------------------------------------------------------------------------------------------------------------
      Average Annual Return After
        Taxes on Distributions**
---------------------------------------------------------------------------------------------------------------------------
      Average Annual Return After
        Taxes on Distributions and Sale
        of Fund Shares**
---------------------------------------------------------------------------------------------------------------------------
      S&P 500 Composite Index#

     * The performance information shown is for the Institutional Class Shares, which were offered on June 24, 2002. Prior to June 24, 2002, the performance shown represents the performance of the Predecessor Defensive Equity Fund. Class A Shares were first offered on December 31, 2004 and, therefore, do not have a full year of performance. The performance for Class A Shares would have been substantially similar to the performance of the Institutional Class Shares, except to the extent that the classes have different fees and expenses. The returns above do not reflect sales charges and Rule 12b-1 fees applicable to Class A Shares. If sales charges and Rule 12b-1 fees had been reflected, returns would be less than those shown above.

     ** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


     # S&P 500 Composite Index is an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utility stocks and 20 transportation stocks.

WHAT ARE THE FUND'S FEES AND EXPENSES?
--------------------------------------------------------------------------------


     The table describes the fees and expenses you may pay if you buy and hold shares of the fund.


SHAREHOLDER TRANSACTION FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                                                           Class A Shares
---------------------------------------------------------------------------------------------------------------------------
      Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)      5.75%*
---------------------------------------------------------------------------------------------------------------------------
      Maximum Deferred Sales Charge (Load) (as a percentage of offering price)                  None**
---------------------------------------------------------------------------------------------------------------------------
      Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions
        (as a percentage of offering price)                                                      None
---------------------------------------------------------------------------------------------------------------------------
      Exchange Fee                                                                               None
---------------------------------------------------------------------------------------------------------------------------

     * This sales charge varies depending upon how much you invest. See "Front-End Sales Charges - Class A Shares."

     ** Class A purchases without an initial sales charge ($1 million or more) may be subject to a 1.00% contingent deferred sales charge if redeemed within one year of the date of purchase. See "Contingent Deferred Sales Charges (CDSC) - Class A Shares."

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


      Management Fee
--------------------------------------------------------------------------------
      Distribution and Service (12b-1) Fees
--------------------------------------------------------------------------------
      Other Expenses
--------------------------------------------------------------------------------
      Total Annual Fund Operating Expenses*

     * The actual total annual fund operating expenses for the most recently completed fiscal year are expected to be less than the amount shown above because the fund's adviser has voluntarily agreed to waive all or a portion of its fees and reimburse expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) in order to keep total annual operating expenses from exceeding a specified level. With this fee waiver, the actual annual total fund operating expenses were X.XX%. The adviser may discontinue all or part of its waiver at any time. In addition, the adviser may enter into arrangements with certain broker-dealers who have agreed to pay certain fund expenses in return for the direction of a portion of the fund's brokerage business. As a result of these arrangements, the fund's expenses generally may be reduced, which in turn may reduce the cost to the adviser of its voluntary expense limit.


EXAMPLE

     This example can help you to compare the cost of investing in the fund to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the periods shown and then redeem all of your shares at the end of those periods. The example also assumes that you earned a 5% return on your investment each year, that you reinvested all of your dividends and distributions and that you paid the total expenses stated above (which do not reflect any expense limitations) throughout the period of your investment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

      1 Year                 3 Years               5 Years             10 Years
-------------------------------------------------------------------------------

  INVESTING WITH THE FUND



BUYING SHARES
--------------------------------------------------------------------------------


BY MAIL


     All investments must be made by check or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The fund does not accept purchases made by cash or certain cash equivalents (for instance, you may not pay by money order or traveler's check). The fund does not accept purchases made by credit card checks.

     The fund reserves the right to reject any specific purchase order, including exchange purchases, for any reason. The fund is not intended for excessive trading by shareholders in response to short- term market fluctuations. For more information about the fund's policy on excessive trading, see "Excessive Trading Policies and Procedures."

     The fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the fund subject to the satisfaction of enhanced due diligence. Please contact the fund for more information.


     REGULAR MAIL ADDRESS
     The Analytic Funds
     PO Box 219009
     Kansas City, MO 64121

     EXPRESS MAIL ADDRESS
     The Analytic Funds
     330 West 9th Street
     Kansas City, MO 64105

BY WIRE

     To open an account by wire call 866-777-7818 for details. To add to an existing account by wire, wire your money using the instructions set forth below (be sure to include the fund name and your account number).


     WIRING INSTRUCTIONS
     United Missouri Bank
     ABA # 101000695
     The Analytic Funds
     DDA Acct. # 9871063178
     Ref: fund name/class/account number/
     account name/wire control number


BY AUTOMATIC INVESTMENT PLAN (VIA AUTOMATED CLEARING HOUSE OR ACH)


     You may not open an account via ACH. However, once you have established an account, you can set up an automatic investment plan by mailing a completed application to the fund. To cancel or change a plan, write to the fund at The Analytic Funds, PO Box 219009, Kansas City, MO 64121 (Express Mail
     Address: 330 West 9th Street, Kansas City, MO 64105). Allow up to 15 days to create the plan and 3 days to cancel or change it.

MINIMUM INVESTMENTS


     Minimum Investments                                     Initial            Additional
--------------------------------------------------------------------------------------------
      Regular accounts                                       $ 2,500               $100
--------------------------------------------------------------------------------------------
      Uniform Gifts/Transfer to Minor Accounts               $   500             no minimum
--------------------------------------------------------------------------------------------
      Traditional IRAs                                       $ 2,000               $100
--------------------------------------------------------------------------------------------
      Roth IRAs                                              $ 2,000               $100
--------------------------------------------------------------------------------------------
      Systematic Investment Plans*  (SIP)                    $   500               $ 25
--------------------------------------------------------------------------------------------

     * Provided a SIP is established, the minimum initial investment for the fund is $500 along with a monthly systematic investment of $25 or more.

SALES CHARGES

FRONT-END SALES CHARGES - CLASS A SHARES

     The offering price of Class A Shares is the NAV next calculated after the fund receives your request, plus the front-end sales charge. The amount of any front-end sales charge included in your offering price for Class A Shares varies, depending on the amount of your investment:

                                                                        Your Sales          Your Sales
                                                                        Charge as a         Charge as a
                                                                        Percentage          Percentage
                                                                        of Offering         of Your Net
     Class A Shares           If Your Investment is:                       Price            Investment
-------------------------------------------------------------------------------------------------------
     Defensive Equity Fund    Less than $99,999                            5.75%               6.10%
                              $100,000 but less than $250,000              4.50%               4.71%
                              $250,000 but less than $500,000              3.25%               3.36%
                              $500,000 but less than $1,000,000            2.00%               2.04%
                              $1,000,000 and over*                         None                None

     * Even though you do not pay a sales charge on purchases of $1,000,000 or more of Class A Shares, these purchases may be subject to a 1.00% contingent deferred sales charge if redeemed within one year of the date of purchase. See "Contingent Deferred Sales Charges (CDSC) - Class A Shares."

     You may qualify for reduced sales charges or sales charge waivers. If you believe that you may qualify for a reduction or waiver of the sales charge, you should discuss this matter with your broker or other financial intermediary. To qualify for these reductions or waivers, you or your financial intermediary must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment. This information could be used to aggregate, for example, holdings in retirement accounts, fund shares owned by your immediate family members, and holdings in accounts at other brokers or financial intermediaries. In addition to breakpoint discounts, the following sections describe other circumstances in which sales charges are waived or otherwise may be reduced. See "Reduced Sales Charges - Class A Shares" below.

     WAIVER OF FRONT-END SALES CHARGE - CLASS A SHARES

     The front-end sales charge will be waived on Class A Shares purchased:
     o through reinvestment of dividends and distributions;
     o through a Analytic Investors' asset allocation account;
     o when exchanging shares among certain funds (see "Exchanging Shares" for more information);

     o by employees, and members of their immediate family, of the adviser and its affiliates;
     o by employees and retirees of the administrator or distributor;
     o by Trustees and officers of The Advisors' Inner Circle Fund;
     o through dealers, retirement plans, asset allocation programs and financial institutions that, under their dealer agreements with the distributor or otherwise, do not receive any portion of the front-end sales charge.

REPURCHASE OF CLASS A SHARES

     You may repurchase any amount of Class A Shares of the fund at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of Class A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 90 days. In effect, this allows you to reacquire shares that you may have had to redeem, without repaying the front-end sales charge. To exercise this privilege, the fund must receive your purchase order within 90 days of your redemption. In addition, you must notify the fund when you send in your purchase order that you are repurchasing shares. Certain tax rules may limit your ability to recognize a loss on the redemption of your Class A Shares, and you should consult your tax advisor if recognizing such a loss is important to you.

REDUCED SALES CHARGES - CLASS A SHARES

     In addition to the above described reductions in initial sales charges for purchases over a certain dollar size, you may also be eligible to participate in one or more of the programs described below to lower your initial sales charge. To be eligible to participate in these programs, you must inform your broker-dealer or financial advisor at the time you purchase shares that you would like to participate in one or more of the programs and provide information necessary to determine your eligibility to participate, including the account number(s) and names in which your accounts are registered at the time of purchase. In addition, the fund or its agent may request account statements if it is unable to verify your account information.

     RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, this right allows you to add the value of the Class A Shares you already own to the amount that you are currently purchasing. The fund will combine the value of your current purchases with the current value of any Class A Shares you purchased previously for (i) your account, (ii) your spouse's account, (iii) a joint account with your spouse, or (iv) your minor children's trust or custodial accounts. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. The fund will only consider the value of Class A Shares purchased previously that were sold subject to a sales charge. To be entitled to a reduced sales charge based on shares already owned, you must ask us for the reduction at the time of purchase. You must provide the fund with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide the children's ages). The fund may amend or terminate this right of accumulation at any time.

     LETTER OF INTENT. You may purchase Class A Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Class A Shares of the fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The fund will only consider the value of Class A Shares sold subject to a sales charge. As a result, shares of the Class A Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge on the purchase of Class A Shares based on shares you intend to purchase over the 13-month period, you must send the fund a Letter of Intent. In calculating the total amount of purchases, you may include in your Letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

     You are not legally bound by the terms of your Letter of Intent to purchase the amount of your shares stated in the Letter. The Letter does, however, authorize the fund to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase of Class A Shares at the end of the 13-month period, the fund's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

     COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE. When calculating the appropriate sales charge rate, the fund will combine same-day purchases of Class A Shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to Class A Shares you purchase with a Letter of Intent.

     CONCURRENT PURCHASES. You may combine purchases of Class A and Class C Shares of the fund to determine your Class A sales charge. For more information regarding Class C Shares, please contact the fund or your financial intermediary to request a prospectus.

PURCHASERS QUALIFYING FOR REDUCTIONS IN INITIAL SALES CHARGES

     Only certain persons or groups are eligible for the reductions in initial sales charges described in the preceding section. These qualified purchasers include the following:

     INDIVIDUALS

     o an individual, his or her spouse, or children residing in the same household,
     o any trust established exclusively for the benefit of an individual,

     TRUSTEES AND FIDUCIARIES

     o a trustee or fiduciary purchasing for a single trust, estate or fiduciary account, and

     OTHER GROUPS

     o any organized group of persons, whether or not incorporated, purchasing Class A Shares, provided that (i) the organization has been in existence for at least six months; and (ii) the organization has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

     Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders at the time of purchase and, if necessary, support their qualification for the reduced charge with appropriate documentation. Appropriate documentation includes, without limitation, account statements regarding Class A Shares of the fund held in all accounts (E.G., retirement accounts) by the investor, and, if applicable, his or her spouse and children residing in the same household, including accounts at bro-ker-dealers or other financial intermediaries different than the broker-dealer of record for the current purchase of fund shares. The distributor reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing, to the reduced initial sales charge. No person or entity may distribute shares of the fund without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge as provided herein.

CONTINGENT DEFERRED SALES CHARGES (CDSC) - CLASS A SHARES

     If you invest $1 million or more in a single purchase, you are able to purchase Class A Shares without an initial sales charge. However, if you sell (redeem) these shares within 1 year of purchase, you will generally be required to pay a contingent deferred sales charge (CDSC) of 1% based on your original purchase price for the shares. For purposes of calculating the CDSC, the start of the 1-year holding period is the first day of the month in which the purchase was made. The fund will use the "first-in, first-out" (FIFO) method when taking the CDSC. You do not have to pay this CDSC if your financial intermediary has made arrangements with the distributor and agrees to waive the commission.

IF YOU SELL YOUR CLASS A SHARES:

     The CDSC will be waived if you sell your Class A Shares for the following reasons:

     o to make certain withdrawals from a retirement plan (not including IRAs); or

     o because of death or disability.

GENERAL INFORMATION ABOUT SALES CHARGES
--------------------------------------------------------------------------------

     Your securities dealer is paid a commission when you buy your shares and is paid a servicing fee as long as you hold your shares. Your securities dealer or servicing agent may receive different levels of compensation depending on which class of shares of the fund you buy.

     From time to time, some financial institutions, including brokerage firms affiliated with the adviser, may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of federal securities law.

     The distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the distributor from any sales charge it receives or from any other source available to it. Under any such program, the distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include merchandise, travel expenses, prizes, meals, lodgings, and gifts that do not exceed $100 per year, per individual.

     [Information about the fund's sales charges is available at:
     http://aninvestor.com.]

FUND CODES

     The fund's reference information, which is listed below, will be helpful to you when you contact the fund to purchase or exchange shares, check daily net asset value per share ("NAV") or get additional information.


     Fund Name                                    Trading Symbol                CUSIP                  Fund Code
---------------------------------------------------------------------------------------------------------------------------
     Defensive Equity Fund-- Class A Shares            ANDAX                  0075WO791                  1286

REDEEMING SHARES
--------------------------------------------------------------------------------

BY MAIL


     You may contact the fund directly by mail at The Analytic Funds, PO Box 219009, Kansas City, MO 64121 (Express Mail Address: 330 West 9th Street, Kansas City, MO 64105). Send a letter to the fund signed by all registered parties on the account specifying:

     o The fund name;
     o The account number;
     o The dollar amount or number of shares you wish to redeem;
     o The account name(s); and
     o The address to which redemption (sale) proceeds should be sent.


     All registered share owner(s) in the exact name(s) and any special capacity in which they are registered must sign the letter.

     Certain shareholders may need to include additional documents to redeem shares.

BY TELEPHONE

     You must first establish the telephone redemption privilege (and, if desired, the wire redemption privilege) by completing the appropriate sections of the account application.


     Call 866-777-7818 to redeem your shares. Based on your instructions, the fund will mail your proceeds to you or wire them to your bank.


BY SYSTEMATIC WITHDRAWAL PLAN (VIA ACH)


     If your account balance is at least $5,000, you may transfer as little as $100 per month from your account to another financial institution. To participate in this service, contact your broker, dealer or financial intermediary regarding how to establish this feature.

TRANSACTION POLICIES
--------------------------------------------------------------------------------


CALCULATING YOUR SHARE PRICE


     You may buy, sell or exchange shares of the fund on each day the New York Stock Exchange ("NYSE") is open at a price equal to its NAV next computed after it receives and accepts your order. The fund calculates NAV once each day the NYSE is open for business (a "Business Day") as of the regularly scheduled close of normal trading on the NYSE (normally 4:00 p.m., Eastern
     Time). To receive the NAV on any given day, the fund must receive your order in good form (meaning that it is complete and contains all necessary information, and has all supporting documentation such as proper signature guarantees, IRA rollover forms, etc.) before the close of trading on the NYSE that day. Otherwise, you will receive the NAV that is calculated at the close of trading on the following business day if the NYSE is open for trading that day. If the NYSE closes early - such as on days in advance of certain generally observed holidays - the fund will calculate NAV as of the earlier closing time.

     The fund calculates its NAVs by adding the total value of the assets, subtracting the liabilities and then dividing the result by the number of shares outstanding. In calculating NAV, the fund generally values its investment portfolios at market price. If market prices are not readily available or the fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. The fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

     Securities, options, futures contracts and other assets (including swap agreements) for which market quotations are not readily available will be valued at their fair value as determined in good faith by or under the direction of the Board of Trustees.


BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY


     You may buy or sell shares of the fund through a financial intermediary (such as a financial planner or adviser). To buy or sell shares at the NAV of any given day, your financial intermediary must receive your order before the close of trading on the NYSE that day. Your financial intermediary is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the fund on time. Your financial intermediary may charge additional transaction fees for its services.

     Certain financial intermediaries have agreements with the fund that allow them to enter purchase or redemption orders on behalf of clients and customers. Under this arrangement, the financial intermediary must send your payment to the fund by the time they price their shares on the following business day. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.


IN-KIND TRANSACTIONS


     Under certain conditions and at the fund's discretion, you may pay for shares of the fund with securities instead of cash. In addition, the fund may pay part of your redemption proceeds (in excess of $250,000) with securities instead of cash. In the event shares are redeemed in-kind, investors may bear additional transaction costs and market risks until the securities are converted into cash. In the event shares are redeemed in-kind, shareholders will generally bear market risks until the securities are converted into cash.


PAYMENT OF REDEMPTION PROCEEDS


     Redemption proceeds, less any applicable CDSC, can be mailed to your account address, sent to your bank by ACH transfer or wired to your bank account (provided that your bank information is already on file). The fund will pay for all shares redeemed within seven days after it receives a redemption request in proper form, meaning that it is complete and contains all necessary information and has all supporting documentation (such as proper signature guarantees, IRA rollover forms, etc.).

     The fund may require that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. Before it grants a redemption request, the fund may require a shareholder to furnish additional legal documents to insure proper authorization.


     If you redeem shares that were purchased by check, you will not receive your redemption proceeds until the check has cleared, which may take up to 15 days from the purchase date.

TELEPHONE TRANSACTIONS


     The fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Therefore, the fund will not be responsible for any loss, liability, cost or expense for following instructions received by telephone reasonably believed to be genuine.

RULE 12B-1 FEES

     The fund has adopted a distribution plan under Rule 12b-1 that allows the fund to pay distribution fees for the sale and distribution of its Class A Shares and for services provided to its shareholders. Distribution fees may be up to 0.25% of the fund's average daily net assets. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment in Class A Shares of the fund and may cost you more than paying other types of sales charges.

RIGHTS RESERVED BY THE FUND


PURCHASES


     At any time and without notice, the fund may:


     o Stop offering shares;

     o Reject any purchase order; or


     o Bar an investor engaged in a pattern of excessive trading from buying shares. (Excessive trading can hurt performance by disrupting management and by increasing expenses.) The fund will consider various factors in determining whether an investor has engaged in excessive trading. These factors include, but are not limited to, the investor's historic trading patterns, the number of transactions, the size of the transactions, the time between transactions and the percentage of the investor's account involved in each transaction. For more information on the fund's policies on excessive trading, see "Excessive Trading Policies and Procedures."

REDEMPTIONS

     At any time, and without notice the fund may change or eliminate any of the redemption methods described, except redemption by mail. The fund may suspend your right to redeem if:

     o Trading on the NYSE is restricted or halted; or

     o The Securities and Exchange Commission allows the fund to delay redemptions.

ACCOUNT POLICIES
--------------------------------------------------------------------------------

EXCESSIVE TRADING POLICIES AND PROCEDURES

     The fund is intended for long-term investment purposes only and discourages shareholders from engaging in frequent short-term trading that could be considered excessive or "market timing." This frequent trading into and out of the fund may present risks to the fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of fund investments, requiring the fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

     The fund's service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the fund's policies and procedures described in this prospectus and approved by the fund's Board of Trustees. For purposes of applying these policies, the fund's service providers may consider the trading history of accounts under common ownership or control. The fund's policies and procedures include:

     o Shareholders are restricted from making more than [four] "round trips" into or out of the fund per year. If a shareholder exceeds this amount, the fund and/or its service providers may, at their discretion, reject any additional purchase or exchange orders. The fund defines a round trip as a purchase into the fund by a shareholder, followed by a subsequent redemption out of the fund.

     o The fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the fund or its adviser reasonably believes that the trading activity would be harmful or disruptive to the fund.

     The fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the fund's long-term shareholders. Systematic purchases and redemptions are exempt from these policies.

     Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the fund will occur, particularly with respect to trades placed by shareholders that invest in the fund through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The fund and its service providers' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the fund cannot assure that its policies will be enforced with regard to those fund shares held through such omnibus arrangements (which may represent a majority of fund shares), and as a result frequent trading could adversely affect the fund and their long-term shareholders as discussed above. In addition, if you own your fund shares through an omnibus account maintained by a broker, retirement plan or other financial intermediary, it is possible that your financial intermediary's policies regarding frequent trading may differ from those of the fund. Please contact your financial intermediary for more information.

CUSTOMER IDENTIFICATION AND VERIFICATION


     To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.


     What this means to you: when you complete a new account application, we will ask your name, address, date of birth, and other information that will allow us to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

     The fund is required by law to reject your new account application if the required identifying information is not provided.

     In certain instances, the fund is required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

     Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the fund, your application will be rejected.

     Upon receipt of your application in proper form (meaning that it is complete and contains all necessary information, and has all supporting documentation such as proper signature guarantees, IRA rollover forms, etc.), or upon receipt of all identifying information required on the application, your investment will be received and your order will be processed at the NAV next-determined.

     However, the fund reserves the right to close your account at the NAV next calculated after we determine to close your account (less any applicable redemption fees) if it is unable to verify your identity, or for other reasons. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the fund. If the fund is unable to verify your identity, the fund reserves the right to liquidate your account at the net asset value per share next calculated after we determine to close your account (less any applicable redemption fees) and remit proceeds to you via check. Further, the fund reserves the right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on fund shares and will be subject to corresponding tax implications.


ANTI-MONEY LAUNDERING PROGRAM


     Customer identification and verification is part of the fund's overall obligation to deter money laundering under federal law. The fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the fund from being used for money laundering or the financing of terrorist activities. In this regard, the fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of fund management, they are deemed to be in the best interest of the fund or in cases when the fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the fund is required to withhold such proceeds.


SMALL ACCOUNTS


     The fund may redeem your shares without your permission if the value of your account falls below 50% of the required minimum initial investment. (See "Buying Shares-Minimum Investments" for minimum investment amounts). This provision does not apply:


     o To retirement accounts and certain other accounts; or
     o When the value of your account falls because of market fluctuations and not your redemptions.


     The fund will notify you before liquidating your account and allow you 60 days' to increase the value of your account.


DISTRIBUTIONS


     Normally, the fund distributes its net investment income quarterly. In addition, the fund distributes its net capital gains at least once a year. The fund will automatically reinvest dividends and distributions in additional shares, unless you elect on your account application to receive them in cash.


FEDERAL TAXES


     The following is a summary of the federal income tax consequences of investing in the fund. This summary does not apply to shares held in an individual retirement account or other tax-qualified plan, which are not subject to current tax. Transactions relating to shares held in such accounts may, however, be taxable at some time in the future. You should always consult your tax advisor for specific guidance regarding the federal, state and local tax effect of your investment the fund.

     TAXES ON DISTRIBUTIONS The fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive, whether in cash or reinvested in additional shares of the fund may be subject to federal, state, and local taxation, depending upon your tax situation. Income distributions, including distributions of net short-term capital gains but excluding distributions of qualified dividend income, are generally taxable at ordinary income tax rates. Capital gains distributions and distributions that are designated by the fund as qualified dividend income are generally taxable at the rates applicable to long-term capital gains. Once a year the fund will send you a statement showing the types and total amount of distributions you received during the previous year.

     You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as "buying a dividend" and should be avoided by taxable investors. Call 866-777-7818 to find out when the fund expects to make a distribution to shareholders.

     Each sale or exchange of shares of the fund may be a taxable event. For tax purposes, an exchange of shares of one Analytic Fund for another is the same as a sale.

     A sale may result in a capital gain or loss to you. The gain or loss generally will be treated as short term if you held the shares 12 months or less, long term if you held the shares for longer.

     If the fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the fund received from sources in foreign countries. The fund may elect to treat some of those taxes as a distribution to shareholders, which would allow shareholders to offset some of its U.S. federal income tax.

     More information about taxes is in the Statement of Additional Information ("SAI").

  ADDITIONAL INFORMATION ABOUT THE FUND


OTHER INVESTMENT PRACTICES AND STRATEGIES
--------------------------------------------------------------------------------


     In addition to its principal investment strategies, the fund may use the investment strategies described below. The fund may also employ investment practices that this prospectus does not describe, such as repurchase agreements, when-issued and forward commitment transactions, lending of securities, borrowing and other techniques. For more information concerning any of the fund's investment practices and its risks, you should read the SAI.


FOREIGN SECURITIES


     The fund may invest up to 20% of its total assets in foreign securities. Foreign securities are securities of companies located outside the United States, ADRs, EDRs, and other similar global instruments. When the fund invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although ADRs and EDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it harder for the fund to sell its securities and could reduce the value of your shares. Changes in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions.


SHORT-TERM INVESTING


     The investments and strategies described in this prospectus are those that are used under normal circumstances. During unusual economic, market, political or other circumstances, the fund may invest up to 100% of its assets in short-term high quality debt instruments, such as U.S. government securities. These instruments would not ordinarily be consistent with the fund's principal investment strategies, and may prevent the fund from achieving its investment objective. The fund will do so only if the adviser believes that the risk of loss outweighs the opportunity for achieving the fund's investment objective. The fund has a policy requiring it to invest at least 80% of its net assets in particular types of securities and may temporarily deviate from this policy in other limited, appropriate circumstances, such as unusually large cash inflows or redemptions.


     When the adviser pursues a temporary defensive strategy, the fund may not profit from favorable developments that it would have otherwise profited from if it were pursuing its normal strategies.


INFORMATION ABOUT PORTFOLIO HOLDINGS

     A description of the fund's policy and procedures with respect to the circumstances under which the fund discloses its portfolio securities is available in the SAI.


PORTFOLIO TURNOVER


     The fund may buy and sell investments relatively often. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short-term gains) realized by the fund. Shareholders must pay tax on such capital gains.

SHORT SALES RISK


     Short sales are transactions in which the fund sells a security it does not own. To complete the transaction, the fund must borrow the security to make delivery to the buyer. The fund is then obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the fund. If the underlying security goes down in price between the time the fund sells the security and buys it back, the fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the fund will realize a loss on the transaction. Because the market price of the security sold short could increase without limit, the fund could also be subject to a theoretically unlimited loss. The risk of such price increases is the principal risk of engaging in short sales.


INVESTMENT MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISER


     Analytic Investors, Inc., a California corporation located at 500 South Grand Avenue, 23rd Floor, Los Angeles, CA 90071, is the investment adviser to the fund (the "adviser"). The adviser manages and supervises the investment of the fund's assets on a discretionary basis. Founded in 1970, the adviser serves pensions and profit-sharing plans, endowments, foundations, corporate investment portfolios, mutual savings banks and insurance companies. The adviser is an affiliate of Old Mutual (US) Holdings Inc. ("Old Mutual") (formerly named United Asset Management Corporation). Old Mutual is a subsidiary of Old Mutual plc, a financial services group based in the United Kingdom.

     For its services, the fund pays the adviser a fee, as set forth below. The adviser has voluntarily agreed to limit the total expenses of the fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to the amounts listed, as a percentage of average net assets, in the table below. To maintain these expense limit, the adviser may waive a portion of its management fee and/or reimburse certain expenses of the fund. The adviser intends to continue its expense limitations until further notice, but may discontinue them at any time. The table also lists the amount the fund paid the adviser during the most recent fiscal year, as a percentage of its average net assets.

                                                                                            Defensive
                                                                                           Equity Fund
---------------------------------------------------------------------------------------------------------------------------
     Contractual Management Fees                                                                 0.60%
---------------------------------------------------------------------------------------------------------------------------
     Expense Limits                                                                              1.24%
---------------------------------------------------------------------------------------------------------------------------
     Advisory Fees Paid (After Waivers) to the Adviser for During Most Recent Fiscal Year        0.03%

     PORTFOLIO MANAGERS

     Each fund is managed by a team of investment professionals. The following portfolio managers are jointly and primarily responsible for the day-to-day management of the fund.

     Dr. Robert Murdock, Portfolio Manager, co-manages the fund. Dr. Murdock joined Analytic in 1997 and has over 14 years of investment experience. Mr. Murdock has a B.S. from the University of Wyoming, a M.B.A. from the Amos Tuck School of Business, a M.A. from the University of Pennsylvania and a Ph.D. from the Anderson Graduate School of Management at the University of California, Los Angeles.

     Mr. Dennis Bein, Chief Investment Officer, co-manages the Analytic Global Long-Short Fund and Analytic Defensive Equity Fund. Mr. Bein joined Analytic in 1995 and has over 14 years of investment experience. Mr. Bein has a B.A. from the University of California, Riverside and an M.B.A. from the Anderson Graduate School of Management at the University of California, Riverside.

     Mr. Greg McMurran, Chief Investment Officer, co-manages the Analytic Global Long-Short Fund, Analytic Defensive Equity Fund and Analytic Short-Term Income Fund. Mr. McMurran joined Analytic in 1976 and has over 28 years of investment experience. Mr. McMurran has a B.S. from the University of California, Irvine and a M.A. in Economics at California State University, Fullerton.

     Mr. Harindra de Silva, President, co-manages the Analytic Global Long-Short Fund, Analytic Defensive Equity Fund and Analytic Short-Term Income Fund. Mr. de Silva joined Analytic in 1995 and has over 18 years of investment experience. Mr. de Silva has a B.S. in Mechanical Engineering from the University of Manchester Institute of Science and Technology, an M.B.A. and an M.S. from the University of Rochester and a Ph.D. in Finance from the University of California, Irvine.

     Mr. Steven Sapra, Portfolio Manager, co-manages the Analytic Defensive Equity Fund. Mr. Sapra joined Analytic in 2000 and has over 7 years of investment experience. Mr. Sapra has a B.S. from California State Polytechnic University, Pomona an a M.A. from the University of Southern California.

     The SAI provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of fund shares.

     SHAREHOLDER SERVICING ARRANGEMENTS

     Brokers, dealers, banks, trust companies and other financial representatives may receive compensation from the fund or its service providers for providing a variety of services. This section briefly describes how the financial representatives may get paid.

     For providing certain services to their clients, financial representatives may be paid a fee based on the assets of the fund that are attributable to the financial representative. These services may include record keeping, transaction processing for shareholders' accounts and certain shareholder services not currently offered to shareholders that deal directly with the fund. In addition, your financial representatives may charge you other account fees for buying or redeeming shares of the fund or for servicing your account. Your financial representative should provide you with a schedule of its fees and services.

     The fund may pay all or part of the fees paid to financial representatives. Periodically, the Board reviews these arrangements to ensure that the fees paid are appropriate for the services performed. The fund does not pay these service fees on shares purchased directly. In addition, the adviser and its affiliates may, at their own expense, pay financial representatives for these services.

     The adviser and its affiliates may, at their own expense, pay financial representatives for distribution and marketing services performed with respect to the fund. The amount of these payments will generally vary. Additional compensation may also be paid to financial representatives who offer the fund as part of a special preferred list or other promotional program. Financial representatives that receive these types of payments may have a conflict of interest in recommending or selling fund shares rather than other mutual funds, particularly where such payments exceed those associated with other funds.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                               INVESTMENT ADVISER
                            Analytic Investors, Inc.
                             500 South Grand Avenue
                                   23rd Floor
                              Los Angeles, CA 90071


                                   DISTRIBUTOR
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456


                                  LEGAL COUNSEL
                           Morgan, Lewis & Bockius LLP


More information about the Analytic Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated May 1, 2005 includes detailed information about The Advisors' Inner Circle Fund and the Analytic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS
These reports list the fund's holdings and contain information from the fund's managers about strategies, and recent market conditions and trends and their impact on fund performance. The reports also contain detailed financial information about the fund.



TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE:  Call (Toll Free) 866-777-7818

BY MAIL:  Write to us
Analytic Funds
P.O. Box 219009
Kansas City, Missouri 64121-9009


BY INTERNET:  www.analyticinvestors.com


From the SEC: You can also obtain the SAI or the annual and semi-annual reports, as well as other information about The Advisors' Inner Circle Fund, from the EDGAR Database on the SEC's website at: http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov. The fund's Investment Company Act registration number is 811-06400.


[            ]

================================================================================
                               THE ANALYTIC FUNDS
                               Investment Adviser:


                                 [LOGO OMITTED]


                                   PROSPECTUS

                                   May 1, 2005
                         THE ADVISORS' INNER CIRCLE FUND


                                 CLASS C SHARES


                              DEFENSIVE EQUITY FUND





             The Securities and Exchange Commission has not approved
               or disapproved these securities or passed upon the
                          adequacy of this prospectus.
            Any representation to the contrary is a criminal offense.
================================================================================

  TABLE OF CONTENTS


ANALYTIC DEFENSIVE EQUITY FUND..............................................  1

    WHAT IS THE FUND'S OBJECTIVE?...........................................  1
    WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?....................  1
    WHAT ARE THE FUND'S PRINCIPAL RISKS?....................................  2
    HOW HAS THE FUND PERFORMED?.............................................  3
    WHAT ARE THE FUND'S FEES AND EXPENSES?..................................  4


INVESTING WITH THE FUND.....................................................  6

    BUYING SHARES...........................................................  6
    REDEEMING SHARES........................................................  8
    TRANSACTION POLICIES....................................................  9
    ACCOUNT POLICIES........................................................ 11

ADDITIONAL INFORMATION ABOUT THE FUND....................................... 14

    OTHER INVESTMENT PRACTICES AND STRATEGIES............................... 14
    INVESTMENT MANAGEMENT................................................... 15
    SHAREHOLDER SERVICING ARRANGEMENTS...................................... 16

  ANALYTIC DEFENSIVE EQUITY FUND


WHAT IS THE FUND'S OBJECTIVE?
--------------------------------------------------------------------------------

     The Defensive Equity Fund seeks to obtain a greater long-term total return and smaller fluctuations in quarterly total return from a diversified, hedged common stock fund than would be realized from the same fund unhedged. The fund may change its investment objective without shareholder approval.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?
--------------------------------------------------------------------------------


     Through its proprietary investment process, the adviser attempts to create a diversified and hedged portfolio by investing in a combination of stocks, debt securities and options. The Defensive Equity Fund invests primarily (at least 80% of its net assets) in equity securities and may not change this policy without 60 days' written notice to shareholders. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in case of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, rights and warrants.


     The fund may also use options, which are agreements that give an investor the right to buy or sell an asset at an agreed upon price in the future, and futures contracts, which are agreements that enable an investor to buy or sell an asset at an agreed upon price in the future. Options are used to protect the fund's investments against changes resulting from market conditions (a practice called "hedging"). The adviser bases its hedging decisions on estimates of the fair value and expected contribution made by an option to the overall expected return of the fund.

     The fund may use futures contracts, which are agreements that enable an investor to buy or sell an asset at an agreed upon price in the future, and options on futures contracts for a variety of purposes, including:

     o   To reduce transaction costs;

     o   To manage cash flows;

     o To maintain full market exposure, which means to adjust the characteristics of its investments to more closely approximate those of its benchmark; and

     o   To enhance returns.


     The adviser selects equity securities for this fund using a proprietary system that ranks stocks according to a mathematical model. The adviser's system seeks to determine a security's intrinsic (true) value by evaluating variables, such as relative valuation, price momentum, company fundamentals, liquidity and risk. Using its system, the adviser believes it can assemble a portfolio of securities that is style and sector neutral to achieve a level of diversification and risk similar to that of the S&P 500 Index, the fund's investment universe. "Style neutral" means a fund is similar to its investment universe in terms of exposure to quantifiable characteristics such as average market capitalization. A fund is "sector neutral" when its exposure to specified economic sectors (such as technology or utilities) is similar to that of its investment universe. The adviser also believes that by using its system the fund can consistently outperform traditional strategies that focus on a single style, such as value or growth.

     The adviser begins the stock selection process by ranking stocks according to their one-month expected return. The adviser then uses a process called "portfolio optimization" to select securities that it believes will:

     o   Maximize expected returns for the fund;

     o   Minimize expected volatility relative to its benchmark; and

     o Diversify the assets of the fund among the various countries, industries, sectors and individual securities.

     The adviser monitors the stocks held by the fund on a real-time basis for developments in terms of news events (such as lawsuits or takeover bids) and significant changes in fundamental factors. The adviser sells a security when it believes the incremental return from the sale exceeds the associated transaction costs.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
--------------------------------------------------------------------------------

     As with all mutual funds, at any time, your investment in the fund may be worth more or less than the price that you originally paid for it. There is also a possibility that the fund will not achieve its goal. This could happen because its strategy failed to produce the intended results or because the adviser did not implement its strategy properly. The fund's shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government authority or the FDIC. You may lose money by investing in the fund.

     As with all equity funds, the risks that could affect the value of the fund's shares and the total return on your investment include the possibility that the equity securities held by the fund will experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect the securities markets generally, such as adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment. Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management. This risk is greater for small and medium sized companies, which tend to be more vulnerable to adverse developments than larger companies.

     Derivatives are often more volatile than other investments and may magnify the fund's gains or losses. There are various factors that affect the fund's ability to achieve its objectives with derivatives. Successful use of a derivative depends on the degree to which prices of the underlying assets correlate with price movements in the derivatives the fund buys or sells. The fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold.

     The lack of a liquid secondary market for a derivative may prevent a fund from closing its derivative positions and could adversely impact its ability to achieve its objectives and to realize profits or limit losses.

     Since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain to a fund. Derivatives are often more volatile than other investments and the fund may lose more in a derivative than it originally invested in it.

HOW HAS THE FUND PERFORMED?
--------------------------------------------------------------------------------

     Effective June 24, 2002, the fund became the successor to a separate mutual fund, the UAM Funds, Inc. II Analytic Defensive Equity Fund (the "Predecessor Defensive Equity Fund"). The Predecessor Defensive Equity Fund was managed by the same employees of the adviser who currently manage the fund, had identical investment objectives and strategies and was subject to substantially similar fees and expenses. The performance shown in the following bar chart and performance table represents the performance of the Predecessor Defensive Equity Fund for the periods prior to June 24, 2002.


     The following information illustrates some of the risks of investing in the fund. The bar chart shows how performance of the fund and the Predecessor Defensive Equity Fund has varied from year to year. Class C Shares were first offered on December 31, 2004 and, therefore, do not have a full calendar year of performance. The performance of Class C Shares is expected to be substantially similar to the performance of the Institutional Class Shares, except to the extent that the classes have different fees and expenses, because the shares are invested in the same portfolio of securities. The bar chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below. Returns are based on past results and are not an indication of future performance.


CALENDAR YEAR RETURNS

  [BAR CHART OMITTED, PLOT POINTS FOLLOWS]

  1995                  21.55%
  1996                  15.71%
  1997                  19.08%
  1998                  28.89%
  1999                  21.35%
  2000                  -6.46%
  2001                  -1.98%
  2002                 -12.22%
  2003                  23.13%
  2004                  XX.XX%





     During the periods shown in the chart for the fund and the Predecessor Defensive Equity Fund, the highest return for a quarter was XX.XX% (quarter ending XX/XX/XX) and the lowest return for a quarter was (XX.XX)% (quarter ending XX/XX/XX).

AVERAGE ANNUAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2004


     The average annual returns table compares average annual returns of the fund and the Predecessor Defensive Equity Fund to those of a broad-based securities market index. Returns are based on past results and are not an indication of future performance.


     Institutional Class Shares                1 Year     5 Years     10 Years*
--------------------------------------------------------------------------------
      Average Annual Return Before Taxes
--------------------------------------------------------------------------------
      Average Annual Return After
        Taxes on Distributions**
--------------------------------------------------------------------------------
      Average Annual Return After
        Taxes on Distributions and Sale
        of Fund Shares**
--------------------------------------------------------------------------------
      S&P 500 Composite Index#

      * The performance information shown is for the Institutional Class Shares, which were offered on June 24, 2002. Prior to June 24. 2002, the performance shown represents the performance of the Predecessor Defensive Equity Fund. Class C Shares were first offered on December 31, 2004 and, therefore, do not have a full year of performance. The performance for Class C Shares would have been substantially similar to the performance of the Institutional Class Shares, except to the extent that the classes have different fees and expenses. The returns above do not reflect sales charges and Rule 12b-1 fees applicable to Class C Shares. If sales charges and Rule 12b-1 fees had been reflected, returns would be less than those shown above.

     ** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


     # S&P 500 Composite Index is an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utility stocks and 20 transportation stocks.

WHAT ARE THE FUND'S FEES AND EXPENSES?
--------------------------------------------------------------------------------


     The table describes the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                                Class C Shares
-------------------------------------------------------------------------------------------------------------------
      Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)           None
-------------------------------------------------------------------------------------------------------------------
      Maximum Deferred Sales Charge (Load) (as a percentage of offering price)                      1.00%*
-------------------------------------------------------------------------------------------------------------------
      Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions
        (as a percentage of offering price)                                                          None
-------------------------------------------------------------------------------------------------------------------
      Exchange Fee                                                                                   None
-------------------------------------------------------------------------------------------------------------------

      * This sales charge will be imposed if you sell Class C Shares within one year of the date of purchase.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


      Management Fee
--------------------------------------------------------------------------------
      Distribution and Service (12b-1) Fees
--------------------------------------------------------------------------------
      Other Expenses
--------------------------------------------------------------------------------
      Total Annual Fund Operating Expenses*

     * The actual total annual fund operating expenses for the most recently completed fiscal year are expected to be less than the amount shown above because the fund's adviser has voluntarily agreed to waive all or a portion of its fees and reimburse expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) in order to keep total annual operating expenses from exceeding a specified level. With this fee waiver, the actual annual total fund operating expenses were X.XX%. The adviser may discontinue all or part of its waiver at any time. In addition, the adviser may enter into arrangements with certain broker-dealers who have agreed to pay certain fund expenses in return for the direction of a portion of the fund's brokerage business. As a result of these arrangements, the fund's expenses generally may be reduced, which in turn may reduce the cost to the adviser of its voluntary expense limit.


EXAMPLE

     This example can help you to compare the cost of investing in the fund to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the periods shown and then redeem all of your shares at the end of those periods. The example also assumes that you earned a 5% return on your investment each year, that you reinvested all of your dividends and distributions and that you paid the total expenses stated above (which do not reflect any expense limitations) throughout the period of your investment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


      1 Year           3 Years              5 Years               10 Years
--------------------------------------------------------------------------------

  INVESTING WITH THE FUND


BUYING SHARES
--------------------------------------------------------------------------------


BY MAIL


     All investments must be made by check or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The fund does not accept purchases made by cash or certain cash equivalents (for instance, you may not pay by money order or traveler's check). The fund does not accept purchases made by credit card checks.

     The fund reserves the right to reject any specific purchase order, including exchange purchases, for any reason. The fund is not intended for excessive trading by shareholders in response to short- term market fluctuations. For more information about the fund's policy on excessive trading, see "Excessive Trading Policies and Procedures."

     The fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the fund subject to the satisfaction of enhanced due diligence. Please contact the fund for more information.


     REGULAR MAIL ADDRESS
     The Analytic Funds
     PO Box 219009
     Kansas City, MO 64121

     EXPRESS MAIL ADDRESS
     The Analytic Funds
     330 West 9th Street
     Kansas City, MO 64105

BY WIRE

     To open an account by wire call 866-777-7818 for details. To add to an existing account by wire, wire your money using the instructions set forth below (be sure to include the fund name and your account number).

     WIRING INSTRUCTIONS
     United Missouri Bank
     ABA # 101000695
     The Analytic Funds
     DDA Acct. # 9871063178

     Ref: fund name/class/account number/
     account name/wire control number

BY AUTOMATIC INVESTMENT PLAN (VIA AUTOMATED CLEARING HOUSE OR ACH)

     You may not open an account via ACH. However, once you have established an account, you can set up an automatic investment plan by mailing a completed application to the fund. To cancel or change a plan, write to the fund at The Analytic Funds, PO Box 219009, Kansas City, MO 64121 (Express Mail
     Address: 330 West 9th Street, Kansas City, MO 64105). Allow up to 15 days to create the plan and 3 days to cancel or change it.

MINIMUM INVESTMENTS



     Minimum Investments                           Initial       Additional
--------------------------------------------------------------------------------
      Regular accounts                             $ 2,500          $100
--------------------------------------------------------------------------------
      Uniform Gifts/Transfer to Minor Accounts     $   500        no minimum
--------------------------------------------------------------------------------
      Traditional IRAs                             $ 2,000          $100
--------------------------------------------------------------------------------
      Roth IRAs                                    $ 2,000          $100
--------------------------------------------------------------------------------
      Systematic Investment Plans*  (SIP)          $   500          $ 25
--------------------------------------------------------------------------------

     * Provided a SIP is established, the minimum initial investment for the fund is $500 along with a monthly systematic investment of $25 or more.

SALES CHARGES

CONTINGENT DEFERRED SALES CHARGES (CDSC) - CLASS C SHARES


     You do not pay a sales charge when you purchase Class C Shares. The offering price of Class C Shares is simply the next calculated NAV. If you sell Class C Shares within one year after your purchase, you will pay a CDSC of 1.00% for the NAV of shares for either (1) the NAV of the shares at the time of purchase or (2) the NAV of the shares next calculated after the fund receives your sale request, whichever is less. The sales charge does not apply to shares you purchase through reinvestment of dividends or distributions. So, you never pay a deferred sales charge on any increase in your investment above the initial offering price.

     The contingent deferred sales charge will be waived if you sell your Class C Shares for the following reasons:

     o   to make certain withdrawals from a qualified retirement plan;

     o if you redeem shares acquired through reinvestment of dividends and distributions;

     o to withdrawals under a systematic withdrawal plan, provided that the amounts withdrawn do not exceed 10% of the value of your shares in any twelve-month period; or

     o   when using the restatement privilege.

     There may be other situations when you may be able to purchase or redeem Class C shares at reduced or without sales charges. Please see the statement of additional information ("SAI") for more information.

     Class C Shares are not subject to an initial sales charge but may be sold with a CDSC. The overall cost per share of investing in Class C Shares in amounts greater than $1,000,000 is generally higher than the comparable cost of investing in similar dollar amounts of Class A Shares, which are offered in a separate prospectus. Accordingly, the Trust will refuse an investor's order to purchase additional Class C Shares when, to the knowledge of the fund or its agent, the value of all Class C Shares of the fund in all of the investor's accounts exceeds $1,000,000. In no event will the Trust honor an order to purchase more than $1,000,000 of Class C Shares of the fund.

GENERAL INFORMATION ABOUT SALES CHARGES

     Your securities dealer is paid a commission when you buy your shares and is paid a servicing fee as long as you hold your shares. Your securities dealer or servicing agent may receive different levels of compensation depending on which class of shares you buy.

     From time to time, some financial institutions, including brokerage firms affiliated with the Adviser or the distributor, may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of federal securities law.

     The distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the distributor from any sales charge it receives or from any other source available to it. Under any such program, the distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals and lodgings, and gifts that do not exceed $100 per year, per individual.

     [Information about the fund's sales charges is available at:
     http://aninvestor.com.]

FUND CODES

     The fund's reference information, which is listed below, will be helpful to you when you contact the funds to purchase or exchange shares, check daily net asset value per share ("NAV") or get additional information.

     Fund Name                              Trading Symbol    CUSIP    Fund Code
--------------------------------------------------------------------------------
     Defensive Equity Fund-- Class C Shares     ANCEX       0075WO783     1287


REDEEMING SHARES
--------------------------------------------------------------------------------


BY MAIL


     You may contact the fund directly by mail at The Analytic Funds, PO Box 219009, Kansas City, MO 64121 (Express Mail Address: 330 West 9th Street, Kansas City, MO 64105). Send a letter to the fund signed by all registered parties on the account specifying:

     o   The fund name;


     o   The account number;

     o   The dollar amount or number of shares you wish to redeem;

     o   The account name(s); and

     o   The address to which redemption (sale) proceeds should be sent.

     All registered share owner(s) in the exact name(s) and any special capacity in which they are registered must sign the letter.

     Certain shareholders may need to include additional documents to redeem shares.

BY TELEPHONE

     You must first establish the telephone redemption privilege (and, if desired, the wire redemption privilege) by completing the appropriate sections of the account application.


     Call 866-777-7818 to redeem your shares. Based on your instructions, the fund will mail your proceeds to you or wire them to your bank.

BY SYSTEMATIC WITHDRAWAL PLAN (VIA ACH)


     If your account balance is at least $5,000, you may transfer as little as $100 per month from your account to another financial institution. To participate in this service, contact your broker, dealer or financial intermediary regarding how to establish this feature.

TRANSACTION POLICIES
--------------------------------------------------------------------------------


CALCULATING YOUR SHARE PRICE


     You may buy, sell or exchange shares of the fund on each day the New York Stock Exchange ("NYSE") is open at a price equal to its NAV next computed after it receives and accepts your order. The fund calculates NAV once each day the NYSE is open for business (a "Business Day") as of the regularly scheduled close of normal trading on the NYSE (normally 4:00 p.m., Eastern
     Time). To receive the NAV on any given day, the fund must receive your order in good form (meaning that it is complete and contains all necessary information, and has all supporting documentation such as proper signature guarantees, IRA rollover forms, etc.) before the close of trading on the NYSE that day. Otherwise, you will receive the NAV that is calculated at the close of trading on the following business day if the NYSE is open for trading that day. If the NYSE closes early - such as on days in advance of certain generally observed holidays - the fund will calculate NAV as of the earlier closing time.

     The fund calculates its NAVs by adding the total value of the assets, subtracting the liabilities and then dividing the result by the number of shares outstanding. In calculating NAV, the fund generally values its investment portfolios at market price. If market prices are not readily available or the fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. The fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

     Securities, options, futures contracts and other assets (including swap agreements) for which market quotations are not readily available will be valued at their fair value as determined in good faith by or under the direction of the Board of Trustees.


BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY


     You may buy or sell shares of the fund through a financial intermediary (such as a financial planner or adviser). To buy or sell shares at the NAV of any given day, your financial intermediary must receive your order before the close of trading on the NYSE that day. Your financial intermediary is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the fund on time. Your financial intermediary may charge additional transaction fees for its services.

     Certain financial intermediaries have agreements with the fund that allow them to enter purchase or redemption orders on behalf of clients and customers. Under this arrangement, the financial intermediary must send your payment to the fund by the time they price their shares on the following business day. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.


IN-KIND TRANSACTIONS


     Under certain conditions and at the fund's discretion, you may pay for shares of the fund with securities instead of cash. In addition, the fund may pay part of your redemption proceeds (in excess of $250,000) with securities instead of cash. In the event shares are redeemed in-kind, investors may bear additional transaction costs and market risks until the securities are converted into cash. In the event shares are redeemed in-kind, shareholders will generally bear market risks until the securities are converted into cash.

PAYMENT OF REDEMPTION PROCEEDS


     Redemption proceeds, less any applicable CDSC, can be mailed to your account address, sent to your bank by ACH transfer or wired to your bank account (provided that your bank information is already on file). The fund will pay for all shares redeemed within seven days after it receives a redemption request in proper form meaning that it is complete and contains all necessary information, and has all supporting documentation (such as proper signature guarantees, IRA rollover forms, etc.).

     The fund may require that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. Before it grants a redemption request, the fund may require a shareholder to furnish additional legal documents to insure proper authorization.


     If you redeem shares that were purchased by check, you will not receive your redemption proceeds until the check has cleared, which may take up to 15 days from the purchase date.


TELEPHONE TRANSACTIONS

     The fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Therefore, the fund will not be responsible for any loss, liability, cost or expense for following instructions received by telephone reasonably believed to be genuine.


RULE 12B-1 FEES


     The fund has adopted a distribution plan under Rule 12b-1 that allows the fund to pay distribution fees for the sale and distribution of its Class C Shares and for services provided to its shareholders. Distribution fees may be up to 1.00% of the fund's average daily net assets. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment in Class C Shares of the fund and may cost you more than paying other types of sales charges.

RIGHTS RESERVED BY THE FUND


PURCHASES


     At any time and without notice, the fund may:


     o   Stop offering shares;

     o   Reject any purchase order; or


    o Bar an investor engaged in a pattern of excessive trading from buying shares. (Excessive trading can hurt performance by disrupting management and by increasing expenses.) The fund will consider various factors in determining whether an investor has engaged in excessive trading. These factors include, but are not limited to, the investor's historic trading patterns, the number of transactions, the size of the transactions, the time between transactions and the percentage of the investor's account involved in each transaction. For more information on the fund's policies on excessive trading, see "Excessive Trading Policies and Procedures."


REDEMPTIONS


     At any time, and without notice the fund may change or eliminate any of the redemption methods described, except redemption by mail. The fund may suspend your right to redeem if:


    o    Trading on the NYSE is restricted or halted; or


    o The Securities and Exchange Commission allows the fund to delay redemptions.

ACCOUNT POLICIES
--------------------------------------------------------------------------------

EXCESSIVE TRADING POLICIES AND PROCEDURES

     The fund is intended for long-term investment purposes only and discourages frequent short-term trading that could be considered excessive or "market timing." This frequent trading into and out of the fund may present risks to the fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of fund investments, requiring the fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

     The fund's service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the fund's policies and procedures described in this prospectus and approved by the fund's Board of Trustees. For purposes of applying these policies, the fund's service providers may consider the trading history of accounts under common ownership or control. The fund's policies and procedures include:

    o Shareholders are restricted from making more than [four] "round trips" into or out of the fund per year. If a shareholder exceeds this amount, the fund and/or its service providers may, at their discretion, reject any additional purchase or exchange orders. The fund defines a round trip as a purchase into the fund by a shareholder, followed by a subsequent redemption out of the fund.

    o The fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the fund or its adviser reasonably believes that the trading activity would be harmful or disruptive to the fund.

     The fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the fund's long-term shareholders. Systematic purchases and redemptions are exempt from these policies.

     Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the fund will occur, particularly with respect to trades placed by shareholders that invest in the fund through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The fund and its service providers' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the fund cannot assure that its policies will be enforced with regard to those fund shares held through such omnibus arrangements (which may represent a majority of fund shares), and as a result frequent trading could adversely affect the fund and their long-term shareholders as discussed above. In addition, if you own your fund shares through an omnibus account maintained by a broker, retirement plan or other financial intermediary, it is possible that your financial intermediary's policies regarding frequent trading may differ from those of the fund. Please contact your financial intermediary for more information.

CUSTOMER IDENTIFICATION AND VERIFICATION


     To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

     What this means to you: when you complete a new account application, we will ask your name, address, date of birth, and other information that will allow us to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.


     The fund is required by law to reject your new account application if the required identifying information is not provided.

     In certain instances, the fund is required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

     Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the fund, your application will be rejected.

     Upon receipt of your application in proper form (meaning that it is complete and contains all necessary information, and has all supporting documentation such as proper signature guarantees, IRA rollover forms, etc.), or upon receipt of all identifying information required on the application, your investment will be received and your order will be processed at the NAV next-determined.

     However, the fund reserves the right to close your account at the NAV next calculated after we determine to close your account (less any applicable redemption fees) if it is unable to verify your identity, or for other reasons. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the fund. If the fund is unable to verify your identity, the fund reserves the right to liquidate your account at the net asset value per share next calculated after we determine to close your account (less any applicable redemption fees) and remit proceeds to you via check. Further, the fund reserves the right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on fund shares and will be subject to corresponding tax implications.


ANTI-MONEY LAUNDERING PROGRAM


     Customer identification and verification is part of the fund's overall obligation to deter money laundering under federal law. The fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the fund from being used for money laundering or the financing of terrorist activities. In this regard, the fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of fund management, they are deemed to be in the best interest of the fund or in cases when the fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the fund is required to withhold such proceeds.


SMALL ACCOUNTS


     The fund may redeem your shares without your permission if the value of your account falls below 50% of the required minimum initial investment. (See "Buying Shares-Minimum Investments" for minimum investment amounts). This provision does not apply:


    o    To retirement accounts and certain other accounts; or

    o When the value of your account falls because of market fluctuations and not your redemptions.


     The fund will notify you before liquidating your account and allow you 60 days' to increase the value of your account.

DISTRIBUTIONS


     Normally, the fund distributes its net investment income quarterly. In addition, the fund distributes its net capital gains at least once a year. The fund will automatically reinvest dividends and distributions in additional shares unless you elect on your account application to receive them in cash.


FEDERAL TAXES


     The following is a summary of the federal income tax consequences of investing in the fund. This summary does not apply to shares held in an individual retirement account or other tax-qualified plan, which are not subject to current tax. Transactions relating to shares held in such accounts may, however, be taxable at some time in the future. You should always consult your tax advisor for specific guidance regarding the federal, state and local tax effect of your investment in a fund.

     TAXES ON DISTRIBUTIONS The fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive, whether in cash or reinvested in additional shares of the fund may be subject to federal, state, and local taxation, depending upon your tax situation. Income distributions, including distributions of net short-term capital gains but excluding distributions of qualified dividend income, are generally taxable at ordinary income tax rates. Capital gains distributions and distributions that are designated by the fund as qualified dividend income are generally taxable at the rates applicable to long-term capital gains. Once a year the fund will send you a statement showing the types and total amount of distributions you received during the previous year.

     You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as "buying a dividend" and should be avoided by taxable investors. Call 866-777-7818 to find out when the fund expects to make a distribution to shareholders.

     Each sale or exchange of shares of the fund may be a taxable event. For tax purposes, an exchange of shares of one Analytic Fund for another is the same as a sale.

     A sale may result in a capital gain or loss to you. The gain or loss generally will be treated as short term if you held the shares 12 months or less, long term if you held the shares for longer.

     If the fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the fund received from sources in foreign countries. The fund may elect to treat some of those taxes as a distribution to shareholders, which would allow shareholders to offset some of its U.S. federal income tax.

     More information about taxes is in the Statement of Additional Information ("SAI").

  ADDITIONAL INFORMATION ABOUT THE FUND



OTHER INVESTMENT PRACTICES AND STRATEGIES
--------------------------------------------------------------------------------


     In addition to its principal investment strategies, the fund may use the investment strategies described below. The fund may also employ investment practices that this prospectus does not describe, such as repurchase agreements, when-issued and forward commitment transactions, lending of securities, borrowing and other techniques. For more information concerning any of the fund's investment practices and its risks, you should read the SAI.


FOREIGN SECURITIES


     The fund may invest up to 20% of its total assets in foreign securities. Foreign securities are securities of companies located outside the United States, ADRs, EDRs, and other similar global instruments. When the fund invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although ADRs and EDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it harder for the fund to sell its securities and could reduce the value of your shares. Changes in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions.


SHORT-TERM INVESTING


     The investments and strategies described in this prospectus are those that are used under normal circumstances. During unusual economic, market, political or other circumstances, the fund may invest up to 100% of its assets in short-term high quality debt instruments, such as U.S. government securities. These instruments would not ordinarily be consistent with the fund's principal investment strategies, and may prevent the fund from achieving its investment objective. The fund will do so only if the adviser believes that the risk of loss outweighs the opportunity for achieving the fund's investment objective. The fund has a policy requiring it to invest at least 80% of its net assets in particular types of securities and may temporarily deviate from this policy in other limited, appropriate circumstances, such as unusually large cash inflows or redemptions.

     When the adviser pursues a temporary defensive strategy, the fund may not profit from favorable developments that it would have otherwise profited from if it were pursuing its normal strategies.

INFORMATION ABOUT PORTFOLIO HOLDINGS

     A description of the fund's policy and procedures with respect to the circumstances under which the fund discloses its portfolio securities is available in the SAI.


PORTFOLIO TURNOVER


     The fund may buy and sell investments relatively often. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short-term gains) realized by the fund. Shareholders must pay tax on such capital gains.

SHORT SALES RISK


     Short sales are transactions in which the fund sells a security it does not own. To complete the transaction, the fund must borrow the security to make delivery to the buyer. The fund is then obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the fund. If the underlying security goes down in price between the time the fund sells the security and buys it back, the fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the fund will realize a loss on the transaction. Because the market price of the security sold short could increase without limit, the fund could also be subject to a theoretically unlimited loss. The risk of such price increases is the principal risk of engaging in short sales.


INVESTMENT MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISER


     Analytic Investors, Inc., a California corporation located at 500 South Grand Avenue, 23rd Floor, Los Angeles, CA 90071, is the investment adviser to each of the fund (the "adviser"). The adviser manages and supervises the investment of the fund's assets on a discretionary basis. Founded in 1970, the adviser serves pensions and profit-sharing plans, endowments, foundations, corporate investment portfolios, mutual savings banks and insurance companies. The adviser is an affiliate of Old Mutual (US) Holdings Inc. ("Old Mutual") (formerly named United Asset Management Corporation). Old Mutual is a subsidiary of Old Mutual plc, a financial services group based in the United Kingdom.

     For its services, the fund pays the adviser a fee, as set forth below. The adviser has voluntarily agreed to limit the total expenses of the fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to the amounts listed, as a percentage of average net assets, in the table below. To maintain this expense limit, the adviser may waive a portion of its management fee and/or reimburse certain expenses of the fund. The adviser intends to continue its expense limitations until further notice, but may discontinue them at any time. The table also lists the amount the fund paid the adviser during the most recent fiscal year, as a percentage of its average net assets.
                                                                    Defensive
                                                                   Equity Fund
--------------------------------------------------------------------------------
     Contractual Management Fees                                      0.60%
--------------------------------------------------------------------------------
     Expense Limits                                                   1.99%
--------------------------------------------------------------------------------
     Advisory Fees Paid (After Waivers) to the Adviser
     During Most Recent Fiscal Year                                   0.03%

     PORTFOLIO MANAGERS

     Each fund is managed by a team of investment professionals. The following portfolio managers are jointly and primarily responsible for the day-to-day management of the fund.

     Dr. Robert Murdock, Portfolio Manager, co-manages the fund. Dr. Murdock joined Analytic in 1997 and has over 14 years of investment experience. Mr. Murdock has a B.S. from the University of Wyoming, a

     M.B.A. from the Amos Tuck School of Business, a M.A. from the University of Pennsylvania and a Ph.D. from the Anderson Graduate School of Management at the University of California, Los Angeles.

     Mr. Dennis Bein, Chief Investment Officer, co-manages the fund. Mr. Bein joined Analytic in 1995 and has over 14 years of investment experience. Mr. Bein has a B.A. from the University of California, Riverside and an M.B.A. from the Anderson Graduate School of Management at the University of California, Riverside.

     Mr. Greg McMurran, Chief Investment Officer, co-manages the fund. Mr. McMurran joined Analytic in 1976 and has over 28 years of investment experience. Mr. McMurran has a B.S. from the University of California, Irvine and a M.A. in Economics at California State University, Fullerton.

     Mr. Harindra de Silva, President, co-manages the fund. Mr. de Silva joined Analytic in 1995 and has over 18 years of investment experience. Mr. de Silva has a B.S. in Mechanical Engineering from the University of Manchester Institute of Science and Technology, an M.B.A. and an M.S. from the University of Rochester and a Ph.D. in Finance from the University of California, Irvine.

     Mr. Steven Sapra, Portfolio Manager, co-manages the fund. Mr. Sapra joined Analytic in 2000 and has over 7 years of investment experience. Mr. Sapra has a B.S. from California State Polytechnic University, Pomona an a M.A. from the University of Southern California.

     The SAI provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of fund shares.

     SHAREHOLDER SERVICING ARRANGEMENTS

     Brokers, dealers, banks, trust companies and other financial representatives may receive compensation from the fund or its service providers for providing a variety of services. This section briefly describes how the financial representatives may get paid.

     For providing certain services to their clients, financial representatives may be paid a fee based on the assets of the fund that are attributable to the financial representative. These services may include record keeping, transaction processing for shareholders' accounts and certain shareholder services not currently offered to shareholders that deal directly with the fund. In addition, your financial representatives may charge you other account fees for buying or redeeming shares of the fund or for servicing your account. Your financial representative should provide you with a schedule of its fees and services.

     The fund may pay all or part of the fees paid to financial representatives. Periodically, the Board reviews these arrangements to ensure that the fees paid are appropriate for the services performed. The fund does not pay these service fees on shares purchased directly. In addition, the adviser and its affiliates may, at their own expense, pay financial representatives for these services.

     The adviser and its affiliates may, at their own expense, pay financial representatives for distribution and marketing services performed with respect to the fund. The amount of these payments will generally vary. Additional compensation may also be paid to financial representatives who offer the fund as part of a special preferred list or other promotional program. Financial representatives that receive these types of payments may have a conflict of interest in recommending or selling fund shares rather than other mutual funds, particularly where such payments exceed those associated with other funds.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                               INVESTMENT ADVISER
                            Analytic Investors, Inc.
                             500 South Grand Avenue
                                   23rd Floor
                              Los Angeles, CA 90071


                                   DISTRIBUTOR
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456


                                  LEGAL COUNSEL
                           Morgan, Lewis & Bockius LLP


More information about the Analytic Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated December 31, 2004 includes detailed information about The Advisors' Inner Circle Fund and the Analytic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.



ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the fund's holdings and contain information from the fund's managers about strategies, and recent market conditions and trends and their impact on fund performance. The reports also contain detailed financial information about the fund.



TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE:  Call (Toll Free) 866-777-7818

BY MAIL:  Write to us
Analytic Funds
P.O. Box 219009
Kansas City, Missouri 64121-9009


BY INTERNET:  www.analyticinvestors.com


From the SEC: You can also obtain the SAI or the annual and semi-annual reports, as well as other information about The Advisors' Inner Circle Fund, from the EDGAR Database on the SEC's website at: http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov. The fund's Investment Company Act registration number is 811-06400.


[             ]
 -------------

                       STATEMENT OF ADDITIONAL INFORMATION

                         ANALYTIC DEFENSIVE EQUITY FUND
                         ANALYTIC GLOBAL LONG-SHORT FUND
                         ANALYTIC SHORT-TERM INCOME FUND

                    SERIES OF THE ADVISORS' INNER CIRCLE FUND


                                   MAY 1, 2005


                               INVESTMENT ADVISER:
                            ANALYTIC INVESTORS, INC.


This Statement of Additional Information ("SAI") is not a prospectus. This SAI is intended to provide additional information regarding the activities and operations of The Advisors' Inner Circle Fund (the "Trust") and the Analytic Defensive Equity Fund, the Analytic Global Long-Short Fund and the Analytic Short-Term Income Fund (each a "Fund" and collectively, the "Funds"). This SAI should be read in conjunction with the Funds' prospectus dated May 1, 2005. Capitalized terms not defined herein are defined in the prospectus. The financial statements and notes thereto contained in the 2004 Annual Report to Shareholders are herein incorporated by reference into and deemed to be part of this SAI. A copy of the 2004 Annual Report to Shareholders must accompany the delivery of this SAI. Shareholders may obtain copies of the Funds' prospectus or Annual Report free of charge by the Funds at 1-866-777-7818.


                                TABLE OF CONTENTS


THE TRUST...............................................................S-1
GLOSSARY ...............................................................S-2
DESCRIPTION OF PERMITTED INVESTMENTS....................................S-2
INVESTMENT POLICIES OF THE FUNDS.......................................S-29
INVESTMENT ADVISORY AND OTHER SERVICES.................................S-31
PORTFOLIO MANAGERS.....................................................S-34
THE ADMINISTRATOR......................................................S-36
THE DISTRIBUTOR........................................................S-36
TRANSFER AGENT.........................................................S-37
CUSTODIAN..............................................................S-37
INDEPENDENT AUDITOR....................................................S-37
LEGAL COUNSEL..........................................................S-37
TRUSTEES AND OFFICERS OF THE TRUST.....................................S-38
PURCHASING AND REDEEMING SHARES........................................S-43
DETERMINATION OF NET ASSET VALUE.......................................S-44
TAXES    ..............................................................S-44
BROKERAGE ALLOCATION AND OTHER PRACTICES...............................S-48
PORTFOLIO HOLDINGS.....................................................S-51
DESCRIPTION OF SHARES..................................................S-52
SHAREHOLDER LIABILITY..................................................S-53
LIMITATION OF TRUSTEES' LIABILITY......................................S-53
PROXY VOTING...........................................................S-53
CODES OF ETHICS........................................................S-53
5% AND 25% SHAREHOLDERS................................................S-54
APPENDIX A - RATINGS....................................................A-1
APPENDIX B - PROXY VOTING POLICIES AND PROCEDURES.......................B-1

THE TRUST

GENERAL. Each Fund is a separate series of the Trust, an open-end investment management company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated July 18, 1991, as amended February 18, 1997. The Declaration of Trust permits the Trust to offer separate series ("funds") of shares of beneficial interest ("shares"). The Trust reserves the right to create and issue shares of additional funds. Each fund is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto. Generally, each Fund pays its
(i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) pro rata share of the Trust's other expenses, including audit and legal expenses. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets.

HISTORY OF THE FUNDS. The Analytic Defensive Equity Fund is a successor to the UAM Funds, Inc. II Analytic Defensive Equity Fund ("Predecessor Analytic Defensive Equity Fund"). The Analytic Global Long-Short Fund, previously the Analytic International Fund, is a successor to the UAM Funds, Inc. II Analytic International Fund ("Predecessor International Fund"). The Analytic Short-Term Income Fund is a successor to the UAM Funds, Inc. II Analytic Short-Term Income Fund ("Predecessor Analytic Short-Term Income Fund" and together with the Predecessor Analytic Defensive Equity Fund and the Predecessor Analytic Global Long-Short Fund, the "Predecessor Funds"). The Predecessor Analytic Defensive Equity Fund, the Predecessor Analytic Global Long-Short Fund and the Predecessor Analytic Short-Term Income Fund's dates of inception were July 1, 1978, September 30, 1999 and July 1, 1993, respectively. Each of the Predecessor Funds dissolved and reorganized into the Analytic Defensive Equity Fund, the Analytic Global Long-Short Fund and the Analytic Short-Term Income Fund, respectively, on June 24, 2002 (the "Reorganization"). Substantially all of the assets of each Predecessor Fund were transferred to its successor in connection with the Funds' commencement of operations on June 24, 2002. The Predecessor Funds were managed by Analytic Investors, Inc. ("Analytic" or the "Adviser") using the same investment objective, strategies, policies and restrictions as those used by the Funds following the Reorganization. Effective May 1, 2003, the Analytic International Fund changed its name to the Analytic Global Long-Short Fund and began employing the investment strategy described in the Funds' prospectus and further described in the SAI.


VOTING RIGHTS. Each shareholder of record is entitled to one vote for each dollar of net asset value of the shares held on the record date for the meeting. Each Fund will vote separately on matters relating solely to it. As a Massachusetts business trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Shareholders approval will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate one or more Funds without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if a Fund fails to reach a viable size within a reasonable amount of time or for some other extraordinary reason.


In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

GLOSSARY

All terms that this SAI does not otherwise define have the same meaning in the SAI as they do in the Funds' prospectus.

     o    1933 ACT means the Securities Act of 1933, as amended.

     o    1934 ACT means the Securities Exchange Act of 1934, as amended.

     o    1940 ACT means the Investment Company Act of 1940, as amended.

     o ADVISER means Analytic Investors, Inc., the investment adviser to the Funds.


     o    BOARD refers to the Trust's Board of Trustees as a group.


     o    TRUST refers to The Advisors' Inner Circle Fund.

     o    NAV is the net asset value per share of a Fund.

     o    NYSE is the New York Stock Exchange.

     o    SEC is the U.S. Securities and Exchange Commission.


     o    ADMINISTRATOR is SEI Investments Global Funds Services.


     o    DISTRIBUTOR is SEI Investments Distribution Co.

     o    CODE is the Internal Revenue Code of 1986, as amended.

     o    CFTC is the Commodity Futures Trading Commission.

Capitalized terms not defined herein are defined in the Funds' prospectus.

DESCRIPTION OF PERMITTED INVESTMENTS

WHAT INVESTMENT STRATEGIES MAY THE FUNDS USE?


Each Fund's investment objectives and principal investment strategies are described in the prospectus(es). The following information supplements, and should be read in conjunction with, the prospectus. Each Fund will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with that Fund's investment objective and as permitted by its stated policies. For a description of certain permitted investments discussed below, see "Description of Permitted Investments" in this SAI.


DEBT SECURITIES
---------------

Corporations and governments use debt securities to borrow money from investors. Most debt securities promise a variable or fixed rate of return and repayment of the amount borrowed at maturity. Some debt securities, such as zero-coupon bonds, do not pay current interest and are purchased at a discount from their face value.

TYPES OF DEBT SECURITIES:

U.S. GOVERNMENT SECURITIES - U.S. government securities are securities issued by the U.S. Treasury (treasury securities) and securities issued by a federal agency or a government-sponsored entity (agency securities). Treasury securities include treasury bills, which have initial maturities of less than one year, and treasury notes, which have initial maturities of one to ten years, and treasury bonds, which have initial maturities of at least ten years, and certain types of mortgage-backed securities that are described under "Mortgage-Backed Securities" and "Other Asset-Backed Securities." This SAI discusses mortgage-backed treasury and agency securities in detail in "Mortgage-Backed Securities" and "Other Asset-Backed Securities."

The full faith and credit of the U.S. government supports treasury securities. Unlike treasury securities, the full faith and credit of the U.S. government generally does not back agency securities. Agency securities are typically supported in one of three ways:

     o    By the right of the issuer to borrow from the U.S. Treasury;

     o By the discretionary authority of the U.S. government to buy the obligations of the agency; or

     o    By the credit of the sponsoring agency.

While U.S. government securities are guaranteed as to principal and interest, their market value is not guaranteed. U.S. government securities are subject to the same interest rate and credit risks as other fixed income securities. However, since U.S. government securities are of the highest quality, the credit risk is minimal. The U.S. government does not guarantee the net asset value of the assets of the Funds.

CORPORATE BONDS - Corporations issue bonds and notes to raise money for working capital or for capital expenditures such as plant construction, equipment purchases and expansion. In return for the money loaned to the corporation by investors, the corporation promises to pay investors interest, and repay the principal amount of the bond or note.

MORTGAGE-BACKED SECURITIES - Mortgage-backed securities are interests in pools of mortgage loans that various governmental, government-related and private organizations assemble as securities for sale to investors. Unlike most debt securities, which pay interest periodically and repay principal at maturity or on specified call dates, mortgage-backed securities make monthly payments that consist of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Since homeowners usually have the option of paying either part or all of the loan balance before maturity, the effective maturity of a mortgage-backed security is often shorter than is stated.

Governmental entities, private insurers and the mortgage poolers may insure or guarantee the timely payment of interest and principal of these pools through various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The Adviser will consider such insurance and guarantees and the creditworthiness of the issuers thereof in determining whether a mortgage-related security meets its investment quality standards. It is possible that the private insurers or guarantors will not meet their obligations under the insurance policies or guarantee arrangements.

Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - GNMA is the principal governmental guarantor of mortgage-related securities. GNMA is a wholly-owned corporation of the U.S. government and it falls within the Department of Housing and Urban Development. Securities issued by GNMA are considered the equivalent of treasury securities and are backed by the full faith and credit of the U.S. government. GNMA guarantees the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of FHA-insured or VA-guaranteed mortgages. GNMA does not guarantee the market value or yield of mortgage-backed securities or the value of a Fund's shares. To buy GNMA securities, the Funds may have to pay a premium over the maturity value of the underlying mortgages, which the Fund may lose if prepayment occurs.


FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - FNMA is a government-sponsored corporation owned entirely by private stockholders. FNMA is regulated by the Secretary of Housing and Urban Development. FNMA purchases conventional mortgages from a list of approved sellers and service providers, including state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Securities issued by FNMA are agency securities, which means FNMA, but not the U.S. government, guarantees their timely payment of principal and interest.


FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - FHLMC is a stockholder owned corporation chartered by Congress in 1970 to increase the supply of funds that mortgage lenders, such as commercial banks, mortgage bankers, savings institutions and credit unions, can make available to homebuyers and multifamily investors. FHLMC issues Participation Certificates (PCs) which represent interests in conventional mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

COMMERCIAL BANKS, SAVINGS AND LOAN INSTITUTIONS, PRIVATE MORTGAGE INSURANCE COMPANIES, MORTGAGE BANKERS AND OTHER SECONDARY MARKET ISSUERS - Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by GNMA, FNMA & FHLMC because they are not guaranteed by a government agency.

RISKS OF MORTGAGE-BACKED SECURITIES - Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways. For example, payments of interest and principal are more frequent (usually monthly) and their interest rates are sometimes adjustable. In addition, a variety of economic, geographic, social and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. When prepayment occurs, the Funds may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

OTHER ASSET-BACKED SECURITIES - These securities are interests in pools of a broad range of assets other than mortgages, such as automobile loans, computer leases and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool occurs in a timely fashion ("liquidity protection"). In addition, asset-backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool ("credit support"). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

The Funds may also invest in residual interests in asset-backed securities, which consist of the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) - CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, CMOs usually pay interest monthly and have a more focused range of principal payment dates than pass-through securities. While whole mortgage loans may collateralize CMOs, mortgage-backed securities guaranteed by GNMA, FHLMC, or FNMA and their income streams more typically collateralize them.

A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended, and invests in certain mortgages primarily secured by interests in real property and other permitted investments.

CMOs are structured into multiple classes, each bearing a different stated maturity. Each class of CMO or REMIC certificate, often referred to as a "tranche," is issued at a specific interest rate and must be fully retired by its final distribution date. Generally, all classes of CMOs or REMIC certificates pay or accrue interest monthly. Investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities.

SHORT-TERM INVESTMENTS - To earn a return on uninvested assets, meet anticipated redemptions, or for temporary defensive purposes, a Fund may invest a portion of its assets in the short-term securities listed below, U.S. government securities and investment-grade corporate debt securities. Unless otherwise specified, a short-term debt security has a maturity of one year or less.

BANK OBLIGATIONS - The Funds will only invest in a security issued by a commercial bank if the bank:

     o Has total assets of at least $1 billion, or the equivalent in other currencies;

     o Is a U.S. bank and a member of the Federal Deposit Insurance Corporation; and

     o Is a foreign branch of a U.S. bank and the Adviser believes the security is of an investment quality comparable with other debt securities that the Funds may purchase.

TIME DEPOSITS - Time deposits are non-negotiable deposits, such as savings accounts or certificates of deposit, held by a financial institution for a fixed term with the understanding that the depositor can withdraw its money only by giving notice to the institution. However, there may be early withdrawal penalties depending upon market conditions and the remaining maturity of the obligation. The Funds may only purchase time deposits maturing from two business days through seven calendar days.

CERTIFICATES OF DEPOSIT - Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or savings and loan association for a definite period of time and earning a specified return.

BANKERS' ACCEPTANCE - A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

COMMERCIAL PAPER - Commercial paper is a short-term obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers. Such investments are unsecured and usually discounted. The Funds may invest in commercial paper rated A-1 or A-2 by Standard and Poor's Ratings Services ("S&P") or Prime-1 or Prime-2 by Moody's Investors Service ("Moody's"), or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated A or better by Moody's or by S&P. See "Appendix A - Ratings" for a description of commercial paper ratings.

STRIPPED MORTGAGE-BACKED SECURITIES - Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest ("interest only" or "IO" class) while the other class will receive the entire principal ("principal only" or "PO" class). The cash flow and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of interest only and principal only stripped mortgage-backed securities, respectively, may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

YANKEE BONDS - Yankee bonds are dollar-denominated bonds issued inside the U.S. by foreign entities. Investment in these securities involve certain risks which are not typically associated with investing in domestic securities. See "Foreign Securities."

ZERO COUPON BONDS - These securities make no periodic payments of interest, but instead are sold at a discount from their face value. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. The market value of zero coupon securities may exhibit greater price volatility than ordinary debt securities because a stripped security will have a longer duration than an ordinary debt security with the same maturity. A Fund's investments in pay-in-kind, delayed and zero coupon bonds may require it to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

These securities may include treasury securities that have had their interest payments ("coupons") separated from the underlying principal ("corpus") by their holder, typically a custodian bank or investment brokerage firm. Once the holder of the security has stripped or separated corpus and coupons, it may sell each component separately. The principal or corpus is then sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. The underlying treasury security is held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (I.E., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the U.S. Treasury sells itself.

The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record keeping system. Under a Federal Reserve program known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities," a Fund may record its beneficial ownership of the coupon or corpus directly in the book-entry record-keeping system.

TERMS TO UNDERSTAND:

MATURITY - Every debt security has a stated maturity date when the issuer must repay the amount it borrowed (principal) from investors. Some debt securities, however, are callable, meaning the issuer can repay the principal earlier, on or after specified dates (call dates). Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate, similar to a homeowner refinancing a mortgage. The effective maturity of a debt security is usually its nearest call date.

Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of the assets of the mutual fund it represents.

DURATION - Duration is a calculation that seeks to measure the price sensitivity of a debt security, or of a mutual fund that invests in debt securities, to changes in interest rates. It measures sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of a debt security. Future interest payments and principal payments are discounted to reflect their present value and then are multiplied by the number of years they will be received to produce a value expressed in years -- the duration. Effective duration takes into account call features and sinking fund prepayments that may shorten the life of a debt security.

An effective duration of four years, for example, would suggest that for each 1% reduction in interest rates at all maturity levels, the price of a security is estimated to increase by 4%. An increase in rates by the same magnitude is estimated to reduce the price of the security by 4%. By knowing the yield and the effective duration of a debt security, one can estimate total return based on an expectation of how much interest rates, in general, will change. While serving as a good estimator of prospective returns, effective duration is an imperfect measure.

FACTORS AFFECTING THE VALUE OF DEBT SECURITIES - The total return of a debt instrument is composed of two elements: the percentage change in the security's price and interest income earned. The yield to maturity of a debt security estimates its total return only if the price of the debt security remains unchanged during the holding period and coupon interest is reinvested at the same yield to maturity. The total return of a debt instrument, therefore, will be determined not only by how much interest is earned, but also by how much the price of the security and interest rates change.

o    INTEREST RATES

The price of a debt security generally moves in the opposite direction from interest rates (I.E., if interest rates go up, the value of the bond will go down, and vice versa).

o    PREPAYMENT RISK

This risk effects mainly mortgage-backed securities. Unlike other debt securities, falling interest rates can reduce the value of mortgage-backed securities, which may cause your share price to fall. Lower rates may motivate people to pay off mortgage-backed and asset-backed securities earlier than expected. A Fund may then have to reinvest the proceeds from such prepayments at lower interest rates, which can reduce its yield. The unexpected timing of mortgage and asset-backed prepayments caused by the variations in interest rates may also shorten or lengthen the average maturity of a Fund. If left unattended, drifts in the average maturity of a Fund can have the unintended effect of increasing or reducing the effective duration of the Fund, which may adversely affect the expected performance of the Fund.

o    EXTENSION RISK

The other side of prepayment risk occurs when interest rates are rising. Rising interest rates can cause a Fund's average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the sensitivity of a Fund to rising rates and its potential for price declines. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates. For these reasons, mortgage-backed securities may be less effective than other types of U.S. Government Securities as a means of "locking in" interest rates.

o    CREDIT RATING

Coupon interest is offered to investors of debt securities as compensation for assuming risk, although short-term Treasury securities, such as 3-month treasury bills, are considered "risk free." Corporate securities offer higher yields than Treasury securities because their payment of interest and complete repayment of principal is less certain. The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risks that the issuer will fail to pay interest and return principal. To compensate investors for taking on increased risk, issuers with lower credit ratings usually offer their investors a higher "risk premium" in the form of higher interest rates above comparable Treasury securities.

Changes in investor confidence regarding the certainty of interest and principal payments of a corporate debt security will result in an adjustment to this "risk premium." If an issuer's outstanding debt carries a fixed coupon, adjustments to the risk premium must occur in the price, which affects the yield to maturity of the bond. If an issuer defaults or becomes unable to honor its financial obligations, the bond may lose some or all of its value.

A security rated within the four highest rating categories by a rating agency is called investment-grade because its issuer is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal. If a security is not rated or is rated under a different system, the Adviser may determine that it is of investment-grade. The Adviser may retain securities that are downgraded, if it believes that keeping those securities is warranted.

Debt securities rated below investment-grade (junk bonds) are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. A corporation may issue a junk bond because of a corporate restructuring or other similar event. Compared with investment-grade bonds, junk bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business condition of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Funds to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

Rating agencies are organizations that assign ratings to securities based primarily on the rating agency's assessment of the issuer's financial strength. The Funds currently use ratings compiled by Moody's, S&P, and Fitch. Credit ratings are only an agency's opinion, not an absolute standard of quality, and they do not reflect an evaluation of market risk. The section "Appendix A - Ratings" contains further information concerning the ratings of certain rating agencies and their significance.

The Adviser may use ratings produced by ratings agencies as guidelines to determine the rating of a security at the time a Fund buys it. A ratings agency may change its credit ratings at any time. The Adviser monitors the rating of the security and will take appropriate actions if a rating agency reduces the security's rating. The Funds are not obligated to dispose of securities whose issuers subsequently are in default or which are downgraded. The Funds may invest in securities of any rating.

DERIVATIVES
-----------

Derivatives are financial instruments whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an interest rate or a market benchmark. Unless otherwise stated in the Funds' prospectus, the Funds may use derivatives for risk management purposes, including to gain exposure to various markets in a cost efficient manner, to reduce transaction costs or to remain fully invested. A Fund may also invest in derivatives to protect it from broad fluctuations in market prices, interest rates or foreign currency exchange rates (a practice known as "hedging"). When hedging is successful, a Fund will have offset any depreciation in the value of its portfolio securities by the appreciation in the value of the derivative position. Although techniques other than the sale and purchase of derivatives could be used to control the exposure of a Fund to market fluctuations, the use of derivatives may be a more effective means of hedging this exposure.


Because many derivatives have a leverage or borrowing component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Accordingly, certain derivative transactions may be considered to constitute borrowing transactions for purposes of the 1940 Act. Such a derivative transaction will not be considered to constitute the issuance of a "senior security" by a Fund, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Fund, if the Fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to certain risks.


TYPES OF DERIVATIVES:

FUTURES - A futures contract is an agreement between two parties whereby one party sells and the other party agrees to buy a specified amount of a financial instrument at an agreed upon price and time. The financial instrument underlying the contract may be a stock, stock index, bond, bond index, interest rate, foreign exchange rate or other similar instrument. Agreeing to buy the underlying financial information is called buying a futures contract or taking a long position in the contract. Likewise, agreeing to sell the underlying financial instrument is called selling a futures contract or taking a short position in the contract.

Futures contracts are traded in the U.S. on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading and regulated by the CFTC, a federal agency. These contract markets standardize the terms, including the maturity date and underlying financial instrument, of all futures contracts.

Unlike other securities, the parties to a futures contract do not have to pay for or deliver the underlying financial instrument until some future date (the delivery date). Contract markets require both the purchaser and seller to deposit "initial margin" with a futures broker, known as a futures commission merchant or custodian bank, when they enter into the contract. Initial margin deposits are typically equal to a percentage of the contract's value. After they open a futures contract, the parties to the transaction must compare the purchase price of the contract to its daily market value. If the value of the futures contract changes in such a way that a party's position declines, that party must make additional "variation margin" payments so that the margin payment is adequate. On the other hand, the value of the contract may change in such a way that there is excess margin on deposit, possibly entitling the party that has a gain to receive all or a portion of this amount. This process is known as "marking to the market."

Although the actual terms of a futures contract calls for the actual delivery of and payment for the underlying security, in many cases the parties may close the contract early by taking an opposite position in an identical contract. If the sale price upon closing out the contract is less than the original purchase price, the person closing out the contract will realize a loss. If the sale price upon closing out the contract is more than the original purchase price, the person closing out the contract will realize a gain. If the purchase price upon closing out the contract is more than the original sale price, the person closing out the contract will realize a loss. If the purchase price upon closing out the contract is less than the original sale price, the person closing out the contract will realize a gain.

A Fund may incur commission expenses when it opens or closes a futures position.


OPTIONS - An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price (known as the "strike price" or "exercise price") at any time during the option period. Unlike a futures contract, an option grants a right (not an obligation) to buy or sell a financial instrument. Generally, a seller of an option can grant a buyer two kinds of rights: a "call" (the right to buy the security) or a "put" (the right to sell the security). Options have various types of underlying instruments, including specific securities, indices of securities prices, foreign currencies, interest rates and futures contracts. Options may be traded on an exchange (exchange-traded-options) or may be customized agreements between the parties (over-the-counter or "OTC options"). Like futures, a financial intermediary, known as a clearing corporation, financially backs exchange-traded options.

However, OTC options have no such intermediary and are subject to the risk that the counter-party will not fulfill its obligations under the contract.

o    PURCHASING PUT AND CALL OPTIONS


When a Fund purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the "option premium"). A Fund may purchase put options to offset or hedge against a decline in the market value of its securities ("protective puts") or to benefit from a decline in the price of securities that it does not own. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

Call options are similar to put options, except that a Fund obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A Fund would normally purchase call options in anticipation of an increase in the market value of securities it owns or wants to buy. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. Otherwise, a Fund would realize either no gain or a loss on the purchase of the call option.

The purchaser of an option may terminate its position by:

     o    Allowing it to expire and losing its entire premium;

     o Exercising the option and either selling (in the case of a put option) or buying (in the case of a call option) the underlying instrument at the strike price; or

     o    Closing it out in the secondary market at its current price.

o    SELLING (WRITING) PUT AND CALL OPTIONS


When a Fund writes a call option it assumes an obligation to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. Similarly, when a Fund writes a put option it assumes an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. A Fund may terminate its position in an exchange-traded put option before exercise by buying an option identical to the one it has written. Similarly, it may cancel an OTC option by entering into an offsetting transaction with the counter-party to the option.



A Fund could try to hedge against an increase in the value of securities it would like to acquire by writing a put option on those securities. If security prices rise, a Fund would expect the put option to expire and the premium it received to offset the increase in the security's value. If security prices remain the same over time, the Funds would hope to profit by closing out the put option at a lower price. If security prices fall, a Fund may lose an amount of money equal to the difference between the value of the security and the premium it received. Writing covered put options may deprive a Fund of the opportunity to profit from a decrease in the market price of the securities it would like to acquire.

The characteristics of writing call options are similar to those of writing put options, except that call writers expect to profit if prices remain the same or fall. A Fund could try to hedge against a decline in the value of securities it already owns by writing a call option. If the price of that security falls as expected, the Fund would expect the option to expire and the premium it received to offset the decline of the security's value. However, a Fund must be prepared to deliver the underlying instrument in return for the strike price, which may deprive it of the opportunity to profit from an increase in the market price of the securities it holds.

The Funds are permitted only to write covered options. At the time of selling the call option, the Funds may cover the option by owning, among other things:

     o The underlying security (or securities convertible into the underlying security without additional consideration), index, interest rate, foreign currency or futures contract;

     o A call option on the same security or index with the same or lesser exercise price;

     o A call option on the same security or index with a greater exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices;

     o Cash or liquid securities equal to at least the market value of the optioned securities, interest rate, foreign currency or futures contract; or

     o In the case of an index, the portfolio of securities that corresponds to the index.

At the time of selling a put option, a Fund may cover the put option by, among other things:

     o    Entering into a short position in the underlying security;

     o Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with the same or greater exercise price;

     o Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with a lesser exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices; or

     o    Maintaining the entire exercise price in liquid securities.

o    OPTIONS ON SECURITIES INDICES

Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

o    OPTIONS ON FUTURES

An option on a futures contract provides the holder with the right to buy a futures contract (in the case of a call option) or sell a futures contract (in the case of a put option) at a fixed time and price. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option (in the case of a call option) or a corresponding long position (in the case of a put option). If the option is exercised, the parties will be subject to the futures contracts. In addition, the writer of an option on a futures contract is subject to initial and variation margin requirements on the option position. Options on futures contracts are traded on the same contract market as the underlying futures contract.

The buyer or seller of an option on a futures contract may terminate the option early by purchasing or selling an option of the same series (I.E., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

A Fund may purchase put and call options on futures contracts instead of selling or buying futures contracts. A Fund may buy a put option on a futures contract for the same reasons it would sell a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract. A Fund may buy call options on futures contracts for the same purpose as the actual purchase of the futures contracts, such as in anticipation of favorable market conditions.

A Fund may write a call option on a futures contract to hedge against a decline in the prices of the instrument underlying the futures contracts. If the price of the futures contract at expiration were below the exercise price, the Fund would retain the option premium, which would offset, in part, any decline in the value of its portfolio securities.

The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if the market price declines, the Fund would pay more than the market price for the underlying instrument. The premium received on the sale of the put option, less any transaction costs, would reduce the net cost to the Funds.

o    COMBINED POSITIONS

A Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Fund could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument. Alternatively, a Fund could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

o    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

A forward foreign currency contract involves an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. Unlike futures contracts, forward contracts:

     o Do not have standard maturity dates or amounts (I.E., the parties to the contract may fix the maturity date and the amount).

     o Are traded in the inter-bank markets conducted directly between currency traders (usually large commercial banks) and their customers, as opposed to futures contracts which are traded only on exchanges regulated by the CFTC.

     o    Do not require an initial margin deposit.

     o May be closed by entering into a closing transaction with the currency trader who is a party to the original forward contract, as opposed to a commodities exchange.

FOREIGN CURRENCY HEDGING STRATEGIES - A "settlement hedge" or "transaction hedge" is designed to protect a Fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. A Fund may also use forward contracts to purchase or sell a foreign currency when it anticipates purchasing or selling securities denominated in foreign currency, even if it has not yet selected the specific investments.

A Fund may use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Fund could also hedge the position by selling another currency expected to perform similarly to the currency in which a Fund's investment is denominated. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that a Fund owns or intends to purchase or sell. They simply establish a rate of exchange that one can achieve at some future point in time. Additionally, these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency and to limit any potential gain that might result from the increase in value of such currency.

A Fund may enter into forward contracts to shift its investment exposure from one currency into another. Such transactions may call for the delivery of one foreign currency in exchange for another foreign currency, including currencies in which its securities are not then denominated. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased. Cross-hedges may protect against losses resulting from a decline in the hedged currency, but will cause a Fund to assume the risk of fluctuations in the value of the currency it purchases. Cross hedging transactions also involve the risk of imperfect correlation between changes in the values of the currencies involved.

It is difficult to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, a Fund may have to purchase additional foreign currency on the spot market if the market value of a security it is hedging is less than the amount of foreign currency it is obligated to deliver. Conversely, a Fund may have to sell on the spot market some of the foreign currency it received upon the sale of a security if the market value of such security exceeds the amount of foreign currency it is obligated to deliver.

SWAPS, CAPS, COLLARS AND FLOORS
-------------------------------

SWAP AGREEMENTS - A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indices, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counter-party's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counter-party is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, the Funds may not be able to recover the money it expected to receive under the contract.

A swap agreement can be a form of leverage, which can magnify a Fund's gains or losses. In order to reduce the risk associated with leveraging, a Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund's accrued obligations under the agreement.

o    EQUITY SWAPS

In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that a Fund will be committed to pay.

o    INTEREST RATE SWAPS

Interest rate swaps are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future. Some of the different types of interest rate swaps are "fixed-for floating rate swaps," "termed basis swaps" and "index amortizing swaps." Fixed-for floating rate swaps involve the exchange of fixed interest rate cash flows for floating rate cash flows. Termed basis swaps entail cash flows to both parties based on floating interest rates, where the interest rate indices are different. Index amortizing swaps are typically fixed-for floating swaps where the notional amount changes if certain conditions are met.

Like a traditional investment in a debt security, a Fund could lose money by investing in an interest rate swap if interest rates change adversely. For example, if a Fund enters into a swap where it agrees to exchange a floating rate of interest for a fixed rate of interest, a Fund may have to pay more money than it receives. Similarly, if a Fund enters into a swap where it agrees to exchange a fixed rate of interest for a floating rate of interest, a Fund may receive less money than it has agreed to pay.

o    CURRENCY SWAPS

A currency swap is an agreement between two parties in which one party agrees to make interest rate payments in one currency and the other promises to make interest rate payments in another currency. A Fund may enter into a currency swap when it has one currency and desires a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. Changes in foreign exchange rates and changes in interest rates, as described above may negatively affect currency swaps.

CAPS, COLLARS AND FLOORS - Caps and floors have an effect similar to buying or writing options. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level. The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

RISKS OF DERIVATIVES:

While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance of a Fund than if it had not entered into any derivatives transactions. Derivatives may magnify a Fund's gains or losses, causing it to make or lose substantially more than it invested.

When used for hedging purposes, increases in the value of the securities a Fund holds or intends to acquire should offset any losses incurred with a derivative. Purchasing derivatives for purposes other than hedging could expose a Fund to greater risks.

CORRELATION OF PRICES - A Fund's ability to hedge its securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities. In the case of poor correlation, the price of the securities a Fund is hedging may not move in the same amount, or even in the same direction as the hedging instrument. The Adviser will try to minimize this risk by investing only in those contracts whose behavior it expects to resemble with the portfolio securities it is trying to hedge. However, if a Fund's prediction of interest and currency rates, market value, volatility or other economic factors is incorrect, a Fund may lose money, or may not make as much money as it expected.

Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative. Listed below are some of the factors that may cause such a divergence:

     o current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract;

     o a difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits or trading of an instrument stops; and

     o differences between the derivatives, such as different margin requirements, different liquidity of such markets and the participation of speculators in such markets.

Derivatives based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than derivatives based on a broad market index. Since narrower indices are made up of a smaller number of securities, they are more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.

While currency futures and options values are expected to correlate with exchange rates, they may not reflect other factors that affect the value of the investments of a Fund. A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect a Fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a Fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of a Fund's investments precisely over time.

LACK OF LIQUIDITY - Before a futures contract or option is exercised or expires, a Fund can terminate it only by entering into a closing purchase or sale transaction. Moreover, a Fund may close out a futures contract only on the exchange the contract was initially traded. Although a Fund intends to purchase options and futures only where there appears to be an active market, there is no guarantee that such a liquid market will exist. If there is no secondary market for the contract, or the market is illiquid, a Fund may not be able to close out its position. In an illiquid market, a Fund may:

     o have to sell securities to meet its daily margin requirements at a time when it is disadvantageous to do so;

     o    have to purchase or sell the instrument underlying the contract;

     o    not be able to hedge its investments; and

     o    not be able to realize profits or limit its losses.

Derivatives may become illiquid (I.E., difficult to sell at a desired time and price) under a variety of market conditions. For example:

     o an exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives or all derivatives, which sometimes occurs because of increased market volatility;

     o unusual or unforeseen circumstances may interrupt normal operations of an exchange;

     o the facilities of the exchange may not be adequate to handle current trading volume;

     o equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other occurrences may disrupt normal trading activity; or

     o investors may lose interest in a particular derivative or category of derivatives.

MANAGEMENT RISK - If the Adviser incorrectly predicts stock market and interest rate trends, a Fund may lose money by investing in derivatives. For example, if a Fund were to write a call option based on the Adviser's expectation that the price of the underlying security would fall, but the price were to rise instead, a Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if a Fund were to write a put option based on the Adviser's expectation that the price of the underlying security would rise, but the price were to fall instead, a Fund could be required to purchase the security upon exercise at a price higher than the current market price.

MARGIN - Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage. Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to a Fund and it may lose more than it originally invested in the derivative.

If the price of a futures contract changes adversely, a Fund may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement. A Fund may lose its margin deposits if a broker with whom it has an open futures contract or related option becomes insolvent or declares bankruptcy.

VOLATILITY AND LEVERAGE - The prices of derivatives are volatile (I.E., they may change rapidly, substantially and unpredictably) and are influenced by a variety of factors, including:

     o    actual and anticipated changes in interest rates;

     o    fiscal and monetary policies; and

     o    national and international political events.

Most exchanges limit the amount by which the price of a derivative can change during a single trading day. Daily trading limits establish the maximum amount that the price of a derivative may vary from the settlement price of that derivative at the end of trading on the previous day. Once the price of a derivative reaches this value, the Funds may not trade that derivative at a price beyond that limit. The daily limit governs only price movements during a given day and does not limit potential gains or losses. Derivative prices have occasionally moved to the daily limit for several consecutive trading days, preventing prompt liquidation of the derivative.

Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage. Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to a Fund and it may lose more than it originally invested in the derivative.

If the price of a futures contract changes adversely, a Fund may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement. A Fund may lose its margin deposits if a broker-dealer with whom it has an open futures contract or related option becomes insolvent or declares bankruptcy.

EQUITY SECURITIES
-----------------

TYPES OF EQUITY SECURITIES:



COMMON STOCKS - Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company's board of directors.


PREFERRED STOCKS - Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock. Generally, the market values of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk.

CONVERTIBLE SECURITIES - Convertible securities are securities that may be exchanged for, converted into, or exercised to acquire a predetermined number of shares of the issuer's common stock at a Fund's option during a specified time period (such as convertible preferred stocks, convertible debentures and warrants). A convertible security is generally a fixed income security that is senior to common stock in an issuer's capital structure, but is usually subordinated to similar non-convertible securities. In exchange for the conversion feature, many corporations will pay a lower rate of interest on convertible securities than debt securities of the same corporation. In general, the market value of a convertible security is at least the higher of its "investment value" (I.E., its value as a fixed income security) or its "conversion value" (I.E., its value upon conversion into its underlying common stock).

Convertible securities are subject to the same risks as similar securities without the convertible feature. The price of a convertible security is more volatile during times of steady interest rates than other types of debt securities. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying common stock declines.


A synthetic convertible security is a combination investment in which a Fund purchases both (i) high-grade cash equivalents or a high grade debt obligation of an issuer or U.S. government securities and (ii) call options or warrants on the common stock of the same or different issuer with some or all of the anticipated interest income from the associated debt obligation that is earned over the holding period of the option or warrant.

While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock. A synthetic convertible position has similar investment characteristics, but may differ with respect to credit quality, time to maturity, trading characteristics, and other factors. Because a Fund will create synthetic convertible positions only out of high grade fixed income securities, the credit rating associated with a Fund's synthetic convertible investments is generally expected to be higher than that of the average convertible security, many of which are rated below high grade. However, because the options used to create synthetic convertible positions will generally have expirations between one month and three years of the time of purchase, the maturity of these positions will generally be shorter than average for convertible securities. Since the option component of a convertible security or synthetic convertible position is a wasting asset (in the sense of losing "time value" as maturity approaches), a synthetic convertible position may lose such value more rapidly than a convertible security of longer maturity; however, the gain in option value due to appreciation of the underlying stock may exceed such time value loss, the market price of the option component generally reflects these differences in maturities, and the Adviser takes such differences into account when evaluating such positions. When a synthetic convertible position "matures" because of the expiration of the associated option, a Fund may extend the maturity by investing in a new option with longer maturity on the common stock of the same or different issuer. If a Fund does not so extend the maturity of a position, it may continue to hold the associated fixed income security.


RIGHTS AND WARRANTS - A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

RISKS OF INVESTING IN EQUITY SECURITIES:

GENERAL RISKS OF INVESTING IN STOCKS - While investing in stocks allows investors to participate in the benefits of owning a company, such investors must accept the risks of ownership. Unlike bondholders, who have preference to a company's earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company's stock will usually react more strongly to actual or perceived changes in the company's financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money.

Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company's stock may fall because of:

     o Factors that directly relate to that company, such as decisions made by its management or lower demand for the company's products or services;

     o Factors affecting an entire industry, such as increases in production costs; and

     o Changes in general financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

SMALL AND MEDIUM-SIZED COMPANIES - Investors in small and medium-sized companies typically take on greater risk and price volatility than they would by investing in larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small and medium-sized companies are often traded in the over-the-counter market and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid, and subject to more abrupt or erratic market movements, than securities of larger, more established companies.

TECHNOLOGY COMPANIES - Stocks of technology companies have tended to be subject to greater volatility than securities of companies that are not dependent upon or associated with technological issues. Technology companies operate in various industries. Since these industries frequently share common characteristics, an event or issue affecting one industry may significantly influence other, related industries. For example, technology companies may be strongly affected by worldwide scientific or technological developments and their products and services may be subject to governmental regulation or adversely affected by governmental policies.

INITIAL PUBLIC OFFERINGS ("IPO") - A Fund may invest a portion of its assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on a Fund with a small asset base. The impact of IPOs on a Fund's performance likely will decrease as the Fund's asset size increases, which could reduce the Fund's total returns. IPOs may not be consistently available to a Fund for investing, particularly as the Fund's asset base grows. Because IPO shares frequently are volatile in price, a Fund may hold IPO shares for a very short period of time. This may increase the turnover of a Fund's portfolio and may lead to increased expenses for a Fund, such as commissions and transaction costs. By selling IPO shares, a Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Holders of IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

A Fund's investment in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

FOREIGN SECURITIES
------------------

TYPES OF FOREIGN SECURITIES:

Foreign securities are debt and equity securities that are traded in markets outside of the U.S. The markets in which these securities are located can be developed or emerging. Investors can invest in foreign securities in a number of ways:

     o They can invest directly in foreign securities denominated in a foreign currency;

     o They can invest in American Depositary Receipts, European Depositary Receipts and other similar global instruments; and

     o    They can invest in investment funds.

AMERICAN DEPOSITARY RECEIPTS (ADRS) - American Depositary Receipts (ADRs) are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the U.S. or elsewhere. A custodian bank or similar financial institution in the issuer's home country holds the underlying shares in trust. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. ADRs are subject to many of the risks associated with investing directly in foreign securities. Europeans Depositary Receipts (EDRs) are similar to ADRs, except that they are typically issued by European banks or trust companies.

ADRs can be sponsored or unsponsored. While these types are similar, there are differences regarding a holder's rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities. Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer's request. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.


EMERGING MARKETS - An "emerging country" is generally a country that the International Bank for Reconstruction and Development (World Bank) and the International Finance Corporation would consider to be an emerging or developing country. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products (GNP) than more developed countries. There are currently over 130 countries that the international financial community generally considers to be emerging or developing countries, approximately 40 of which currently have stock markets. These countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations located in Western Europe.


INVESTMENT FUNDS - Some emerging countries currently prohibit direct foreign investment in the securities of their companies. Certain emerging countries, however, permit indirect foreign investment in the securities of companies listed and traded on their stock exchanges through investment funds that they have specifically authorized. A Fund's investment in these investment funds is subject to the provisions of the 1940 Act. Shareholders of a Fund that invests in such investment funds will bear not only their proportionate share of the expenses of the Fund (including operating expenses and the fees of the Adviser), but also will indirectly bear similar expenses of the underlying investment funds. In addition, these investment funds may trade at a premium over their net asset value.


RISKS OF FOREIGN SECURITIES:

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

POLITICAL AND ECONOMIC FACTORS - Local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments may affect the value of foreign investments. Listed below are some of the more important political and economic factors that could negatively affect an investment in foreign securities:

     o The economies of foreign countries may differ from the economy of the U.S. in such areas as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, budget deficits and national debt;

     o Foreign governments sometimes participate to a significant degree, through ownership interests or regulation, in their respective economies. Actions by these governments could significantly influence the market prices of securities and payment of dividends;

     o The economies of many foreign countries are dependent on international trade and their trading partners and they could be severely affected if their trading partners were to enact protective trade barriers and economic conditions;

     o The internal policies of a particular foreign country may be less stable than in the U.S. Other countries face significant external political risks, such as possible claims of sovereignty by other countries or tense and sometimes hostile border clashes; and

     o A foreign government may act adversely to the interests of U.S. investors, including expropriation or nationalization of assets, confiscatory taxation and other restrictions on U.S. investment. A country may restrict or control foreign investments in its securities markets. These restrictions could limit a fund's ability to invest in a particular country or make it very expensive for a Fund to invest in that country. Some countries require prior governmental approval, limit the types or amount of securities or companies in which a foreigner can invest. Other companies may restrict the ability of foreign investors to repatriate their investment income and capital gains.

INFORMATION AND SUPERVISION - There is generally less publicly available information about foreign companies than companies based in the U.S. For example, there are often no reports and ratings published about foreign companies comparable to the ones written about U.S. companies. Foreign companies are typically not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. The lack of comparable information makes investment decisions concerning foreign companies more difficult and less reliable than domestic companies.


STOCK EXCHANGE AND MARKET RISK - The Adviser anticipates that in most cases an exchange or OTC market located outside of the U.S. will be the best available market for foreign securities. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as the markets in the U.S. Foreign stock markets tend to differ from those in the U.S. in a number of ways.


Foreign stock markets:

     o are generally more volatile than, and not as developed or efficient as, those in the U.S.;

     o    have substantially less volume;

     o trade securities that tend to be less liquid and experience rapid and erratic price movements;

     o have generally higher commissions and are subject to set minimum rates, as opposed to negotiated rates;

     o employ trading, settlement and custodial practices less developed than those in U.S. markets; and

     o may have different settlement practices, which may cause delays and increase the potential for failed settlements.

Foreign markets may offer less protection to shareholders than U.S. markets because:

     o foreign accounting, auditing, and financial reporting requirements may render a foreign corporate balance sheet more difficult to understand and interpret than one subject to U.S. law and standards.

     o adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis.

     o in general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the U.S.

     o OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated.

     o economic or political concerns may influence regulatory enforcement and may make it difficult for shareholders to enforce their legal rights.

     o restrictions on transferring securities within the U.S. or to U.S. persons may make a particular security less liquid than foreign securities of the same class that are not subject to such restrictions.

FOREIGN CURRENCY RISK - While the Funds denominate their net asset value in U.S. dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are:

     o It may be expensive to convert foreign currencies into U.S. dollars and vice versa;

     o Complex political and economic factors may significantly affect the values of various currencies, including U.S. dollars, and their exchange rates;

     o Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces;

     o There may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis;

     o Available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and

     o The inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

TAXES - Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries it is possible for a Fund to recover a portion of these taxes, the portion that cannot be recovered will reduce the income a Fund receives from its investments. The Funds do not expect such foreign withholding taxes to have a significant impact on performance.

EMERGING MARKETS - Investing in emerging markets may magnify the risks of foreign investing. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may:

     o    Have relatively unstable governments;

     o Present greater risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets;

     o Offer less protection of property rights than more developed countries; and

     o Have economies that are based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

INVESTMENT COMPANIES
--------------------


A Fund may buy and sell shares of other investment companies. Such investment companies may pay management and other fees that are similar to the fees currently paid by a Fund. Like other shareholders, a Fund would pay its proportionate share of those fees. Consequently, Fund shareholders would pay not only the management fees of the Fund, but also the management fees of the investment company in which the Fund invests. A Fund may invest up to 10% of its total assets in the securities of other investment companies, but may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the outstanding securities of any one investment company, unless it does so in reliance on a statutory exemption under the 1940 Act or rule or SEC staff interpretations thereunder.


REPURCHASE AGREEMENTS
---------------------

In a repurchase agreement, an investor agrees to buy a security (underlying security) from a securities dealer or bank that is a member of the Federal Reserve System (counter-party). At the time, the counter-party agrees to repurchase the underlying security for the same price, plus interest. Repurchase agreements are generally for a relatively short period (usually not more than seven days). The Funds normally use repurchase agreements to earn income on assets that are not invested. When a Fund enters into a repurchase agreement it will:

     o Pay for the underlying securities only upon physically receiving them or upon evidence of their receipt in book-entry form; and

     o Require the counter party to add to the collateral whenever the price of the repurchase agreement rises above the value of the underlying security (I.E., it will require the borrower to "mark to the market" on a daily basis).

If the seller of the security declares bankruptcy or otherwise becomes financially unable to buy back the security, a Fund's right to sell the security may be restricted. In addition, the value of the security might decline before a Fund can sell it and the Fund might incur expenses in enforcing its rights.

RESTRICTED AND ILLIQUID SECURITIES
----------------------------------


While the Funds do not anticipate doing so, each Fund may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the 1933 Act, but which can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. A Fund will not invest more than 15% of its net assets in illiquid securities. If the percentage of a Fund's net assets invested in illiquid securities exceeds 15% due to market activity, the Fund will take appropriate measures to reduce its holdings of illiquid securities. Illiquid securities are securities that can not be sold or disposed of in the ordinary course of business within seven business days at approximately the value at which they are being carried on the Fund's books. Illiquid securities may include a wide variety of investments, such as repurchase agreements maturing in more than seven days, OTC options contracts and certain other derivatives (including certain swap agreements), fixed time deposits that are not subject to prepayment or do not provide for withdrawal penalties upon prepayment (other than overnight deposits), participation interests in loans, commercial paper issued pursuant to Section 4(2) of the 1933 Act), and securities whose disposition is restricted under the federal securities laws. Illiquid securities include restricted, privately placed securities that, under the federal securities laws, generally may be resold only to qualified institutional buyers. If a substantial market develops for a restricted security (or other illiquid investment) held by the Fund, it may be treated as a liquid security, in accordance with procedures and guidelines approved by the Board. This generally includes securities that are unregistered that can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act or securities that are exempt from registration under the 1933 Act, such as commercial paper. While the Adviser monitors the liquidity of restricted securities on a daily basis, the Board oversees and retains ultimate responsibility for the Adviser's liquidity determinations. Several factors that the Board considers in monitoring these decisions include the valuation of a security, the availability of qualified institutional buyers, brokers and dealers that trade in the security, and the availability of information about the security's issuer.



SECURITIES LENDING
------------------

The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Trustees. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent.

By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

SHORT SALES
-----------

DESCRIPTION OF SHORT SALES:

Selling a security short is when an investor sells a security it does not own. To sell a security short an investor must borrow the security from someone else to deliver to the buyer. The investor then replaces the security it borrowed by purchasing it at the market price at or before the time of replacement. Until it replaces the security, the investor repays the person that lent it the security for any interest or dividends that may have accrued during the period of the loan.

Investors typically sell securities short to:

     o    Take advantage of an anticipated decline in prices.

     o    Protect a profit in a security it already owns.


A Fund can lose money if the price of the security it sold short increases between the date of the short sale and the date on which the Fund replaces the borrowed security. Likewise, a Fund can profit if the price of the security declines between those dates. Because the market price of the security sold short could increase without limit, the Fund could also be subject to a theoretically unlimited loss.

To borrow the security, a Fund may be required to pay a premium, which would increase the cost of the security sold. The Fund will also incur transaction costs in effecting short sales. A Fund's gains and losses will be decreased or increased, as the case may be, by the amount of the premium, dividends, interest, or expenses the Fund may be required to pay in connection with a short sale.

The broker will retain the net proceeds of the short sale, to the extent necessary to meet margin requirements, until the short position is closed out.

SHORT SALES AGAINST THE BOX - In addition, a Fund may engage in short sales "against the box." In a short sale against the box, a Fund agrees to sell at a future date a security that it either currently owns or has the right to acquire at no extra cost. A Fund will incur transaction costs to open, maintain and close short sales against the box. For tax purposes, a short sale against the box may be a taxable event to a Fund.

RESTRICTIONS ON SHORT SALES:

A Fund will not short sell a security if:

     o After giving effect to such short sale, the total market value of all securities sold short would exceed 25% of the value of a Fund's net assets. This limitation does not apply to the Global Long-Short Fund.

     o The market value of the securities of any single issuer that have been sold short by a Fund would exceed three percent (3%) of the value of a Fund's net assets.

     o Any security sold short would constitute more than two percent (2%) of any class of the issuer's securities.

Whenever a Fund sells a security short, its custodian segregates an amount of cash or liquid securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) any cash or U.S. government securities the Fund is required to deposit with the broker in connection with the short sale (not including the proceeds from the short sale). The segregated assets are marked to market daily in an attempt to ensure that the amount deposited in the segregated account plus the amount deposited with the broker is at least equal to the market value of the securities at the time they were sold short.

WHEN ISSUED, DELAYED - DELIVERY AND FORWARD TRANSACTIONS
--------------------------------------------------------

A when-issued security is one whose terms are available and for which a market exists, but which have not been issued. In a forward delivery transaction, a Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time. "Delayed delivery" refers to securities transactions on the secondary market where settlement occurs in the future. In each of these transactions, the parties fix the payment obligation and the interest rate that they will receive on the securities at the time the parties enter the commitment; however, they do not pay money or deliver securities until a later date. Typically, no income accrues on securities a Fund has committed to purchase before the securities are delivered, although the Fund may earn income on securities it has in a segregated account to cover its position. A Fund will only enter into these types of transactions with the intention of actually acquiring the securities, but may sell them before the settlement date.

A Fund uses when-issued, delayed-delivery and forward delivery transactions to secure what it considers an advantageous price and yield at the time of purchase. When a Fund engages in when-issued, delayed-delivery or forward delivery transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, a Fund may miss the opportunity to obtain the security at a favorable price or yield.

When purchasing a security on a when-issued, delayed delivery, or forward delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the market value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because a Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

A Fund will segregate cash or liquid securities equal in value to commitments for the when-issued, delayed delivery or forward delivery transactions. A Fund will segregate additional liquid assets daily so that the value of such assets is equal to the amount of the commitments.

INVESTMENT POLICIES OF THE FUNDS

A Fund will determine compliance with the investment limitation percentages below (with the exception of a limitation relating to borrowing) and other investment requirements in this SAI immediately after and as a result of its acquisition of such security or other asset. Accordingly, the Fund generally will not consider changes in values, net assets or other circumstances when determining whether the investment complies with its investment limitations.

FUNDAMENTAL POLICIES
--------------------

The following investment limitations are fundamental, which means that the Funds cannot change them without approval by the vote of a majority of the outstanding voting securities of a Fund, as defined by the 1940 Act. No Fund may:

     o Make any investment inconsistent with its classification as a diversified series of an open-end investment company under the 1940 Act. This restriction does not, however, apply to any Fund classified as a non-diversified series of an open-end investment company under the 1940 Act.

     o Borrow money, except to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction and the guidelines set forth in a Fund's prospectus and SAI as they may be amended from time to time.

     o Issue senior securities, except to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction.

     o Underwrite securities of other issuers, except insofar as a Fund may technically be deemed to be an underwriter under the 1933 Act in connection with the purchase or sale of its portfolio securities.

     o Concentrate its investments in the securities of one or more issuers conducting their principal business activities in the same industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

     o Purchase or sell real estate, except (1) to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction, (2) that a Fund may invest in securities of issuers that deal or invest in real estate and (3) that a Fund may purchase securities secured by real estate or interests therein.

     o Purchase or sell commodities or contracts on commodities except that a Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

     o Make loans to other persons, except that a Fund may lend its portfolio securities in accordance with applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction and the guidelines set forth in a Fund's prospectus and statement of additional information as they may be amended from time to time. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

NON-FUNDAMENTAL POLICIES
------------------------

The following limitations are non-fundamental, which means a Fund may change them without shareholder approval. A Fund may:

     o Not borrow money, except that (1) a Fund may borrow from banks (as defined in the 1940 Act) or enter into reverse repurchase agreements, in amounts up to 33 1/3% of its total assets (including the amount borrowed); (2) a Fund may borrow up to an additional 5% of its total assets for temporary purposes, (3) a Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (4) a Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

          Notwithstanding the investment restrictions above, a Fund may not borrow amounts in excess of 33 1/3% of its total assets, taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes such as the redemption of portfolio shares. A Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights.

     o Purchase and sell currencies or securities on a when-issued, delayed delivery or forward-commitment basis.

     o Purchase and sell foreign currency, purchase options on foreign currency and foreign currency exchange contracts.

     o    Invest in the securities of foreign issuers.

     o Purchase shares of other investment companies to the extent permitted by applicable law. A Fund may, notwithstanding any fundamental policy or other limitation, invest all of its investable assets in securities of a single open-end management investment company with substantially the same investment objectives, policies and limitations.

          The 1940 Act currently permits a Fund to invest up to 10% of its total assets in the securities of other investment companies. However, a Fund may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the outstanding securities of one investment company.

     o Invest in illiquid and restricted securities to the extent permitted by applicable law.

Each Fund intends to follow the policies of the SEC as they are adopted from time to time with respect to illiquid securities, including (1) treating as illiquid securities that may not be disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment on its books; and (2) limiting its holdings of such securities to 15% of net assets. A Fund may:

     o    Write covered call options and may buy and sell put and call options.

     o    Enter into repurchase agreements.

     o Lend portfolio securities to registered broker-dealers or other institutional investors. These loans may not exceed 33 1/3% of the Fund's total assets taken at market value. In addition, a Fund must receive at least 100% collateral.

     o    Sell securities short and engage in short sales "against the box."

     o    Enter into swap transactions.

Further,

1. The Defensive Equity Fund may not change its investment strategy to invest at least 80% of its net assets, including any borrowing for investment purposes, in equity securities without 60 days' prior written notice to shareholders.

2. The Short-Term Income Fund may not change its investment strategy to invest at least 80% of its net assets in "income producing" U.S. government securities without 60 days' prior written notice to shareholders.

INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER. Analytic Investors, Inc., located at 500 South Grand Avenue, 23rd Floor, Los Angeles, CA 90071, is the investment adviser to the Funds. The Adviser was founded in 1970 as Analytic Investment Management, Inc., one of the first independent investment counsel firms specializing in the creation and continuous management of optioned equity and optioned debt funds for fiduciaries and other long term shareholders. It is one of the oldest investment management firms in this specialized area. In 1985 it became a wholly-owned affiliate of Old Mutual (US) Holdings, Inc. ("Old Mutual US") (formerly named United Asset Management Corporation). In January 1996, Analytic Investment Management, Inc. acquired and merged with TSA Capital Management which emphasizes U.S. and global tactical asset allocation, currency management, quantitative equity and fixed income management, as well as option and yield curve strategies.

Old Mutual US is a holding company incorporated in Delaware in December 1980 (under the name United Asset Management Corporation) for the purpose of acquiring and owning firms engaged primarily in institutional investment management. In 2000, Old Mutual plc, a financial services group based in the United Kingdom, purchased all of the shares of United Asset Management Corporation. Subsequently, the name of United Asset Management Corporation was changed to Old Mutual (US) Holdings Inc. Since its first acquisition in August 1983, Old Mutual US acquired or organized more than 23 affiliated firms. The affiliated firms provide investment management to private accounts, mutual funds and other institutional and sophisticated investors. Investment strategies employed and securities selected by affiliated firms are separately chosen by each of them. Several affiliated firms also act as investment advisers to separate series or Funds of the Trust.

The Adviser utilizes state of the art quantitative investment management techniques in seeking to deliver superior investment performance. The Adviser believes that the use of such techniques allow it to fulfill its clients' objectives through rational, systematic identification of market opportunities, while minimizing the impact of human emotions which often dominate investment decision making. The firm has based its investment decisions on quantitative techniques for more than 25 years.

DEFENSIVE EQUITY FUND

The Fund is a stock portfolio that combines a quantitative approach to stock selection with a unique hedging style. As the name suggests, the goal of the portfolio is to allow shareholders to enjoy substantial protection against a declining stock market while still allowing for the shareholder to participate to a large degree in a rising stock market. The core strategy of the portfolio is based on a belief that there are five primary elements that drive an individual stock's performance: 1) relative valuation, 2) growth potential, 3) historical return momentum, 4) liquidity and 5) risk. The valuation process examines dozens of financial measures within these five elements. The Adviser accepts, however, that the predictive power of each of these financial measures has changed over time and will continue to change into the future. As a result, the Adviser has developed a unique weighting process for each of these financial measures which allows its approach to adapt to constantly changing market conditions. The adaptive approach increases the weight of those variables that have contributed most heavily to recent performance and decreases the weight to those measures that have lost their predictive capacity. The stock selection process commences by developing rankings for all the companies in the Equity Universe based on the combined attractiveness of the five elements. This requires extensive analysis and necessitates the assistance of a computer model to simultaneously evaluate all the data for each stock. Once the stocks are ranked, a highly diversified portfolio is constructed by selecting that combination of stocks which represents the best potential return while maintaining a risk profile that is similar to the Equity Universe. Individual security positions are limited to a maximum of a 3% active position relative to their respective weights in the Equity Universe. Once established, this portfolio is strategically hedged to reduce the risk to the overall portfolio when individual stocks become excessively volatile. In the process, the Adviser's quantitative approach greatly reduces the exposures to firm size, market style, and economic sector biases. This is referred to as being size neutral, style neutral and sector neutral.


GLOBAL LONG-SHORT FUND


The Adviser believes the characteristics that drive stock prices can be systematically identified and measured. There are several basic elements used to determine a stock's attractiveness, including relative valuation, growth potential, historical return momentum, liquidity, and risk. The valuation process examines dozens of financial measures within these five elements. The Adviser accepts, however, that the predictive power of each of these financial measures has changed over time and will continue to change into the future. As a result, the Adviser has developed a unique weighting process for each of these financial measures, which allows its approach to adapt to constantly changing market conditions. The adaptive approach increases the weight of those variables that have contributed most heavily to recent performance and decreases the weight to those measures that have lost their predictive capacity. The Global Equity process commences by developing rankings for all the companies in the Global Equity Universe based on the combined attractiveness of the basic elements. This requires extensive analysis and necessitates the assistance of a computer model to simultaneously evaluate all the data for each stock.



SHORT-TERM INCOME FUND

The Short-Term Income Fund is a fixed income fund that invests primarily in high-grade debt instruments of short maturities, three years or less. While the Fund invests more than half its assets in US Treasury and Agency securities, the portfolio management team may enhance performance through three sources of value: (1) selected use of short-term corporate securities; (2) a sophisticated approach to finding and exploiting yield curve arbitrage opportunities; and (3) tactical investments in short-term interest rate differentials between major global economies.

ADVISORY AGREEMENT WITH THE TRUST. The Trust and the Adviser have entered into an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser serves as the investment adviser and makes the investment decisions for each of the Funds and continuously reviews, supervises and administers the investment program of each Fund, subject to the supervision of, and policies established by, the Trustees of the Trust. After the initial two-year term, the continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to any Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.


ADVISORY FEES PAID TO THE ADVISER. For its services, the Defensive Equity Fund and Short-Term Income Fund pay the Advisor a fee calculated at an annual rate of 0.60% and 0.30% of average net assets, respectively. The Global Long-Short Fund pays the Advisor a fee calculated at an annual rate of 1.00% for the first $100 million in average daily net assets. Due to the effect of fee waivers by the Adviser, the actual percentage of average net assets that a Fund pays in any given year may be different from the rate set forth in its contract with the Adviser. For the last three fiscal years, the Funds paid the following in management fees to the Adviser:



----------------------------------------------------------------------------------------------------------------------
           FUND                             FEES PAID*                                 FEES WAIVED*(1)
----------------------------------------------------------------------------------------------------------------------
                                2002          2003           2004           2002           2003            2004
----------------------------------------------------------------------------------------------------------------------
Defensive Equity              $44,031       $14,149                       $178,296       $230,412
----------------------------------------------------------------------------------------------------------------------
Global Long-Short                $0            $0                          $30,379        $19,406
----------------------------------------------------------------------------------------------------------------------
Short-Term Income                $0            $0                          $11,388        $23,465
----------------------------------------------------------------------------------------------------------------------


 * For periods prior to June 24, 2002, figures relate to payments made by the Predecessor Funds to the Predecessor Adviser.

(1) For the fiscal years ended December 31, 2002 and 2003, the Adviser additionally reimbursed fees of $146,248 and $85,015, respectively, for the Global Long-Short Fund and $129,357 and $106,444, respectively, for the Short-Term Income Fund, pursuant to the terms of its waiver agreement with the Funds. [insert for 2004]

PORTFOLIO MANAGERS
------------------

This section includes information about the Fund's portfolio managers, including information about other accounts managed, the dollar range of Fund shares owned and how the portfolio manager is compensated.

COMPENSATION. The Adviser compensates the Fund's portfolio managers for their management of the Fund. The portfolio managers' compensation consists of an industry competitive base salary, discretionary bonus, and deferred compensation consisting of an allocation to the Adviser's commingled fund with a three-year vesting period. The Adviser considers three factors in awarding a discretionary bonus, including (i) performance results of the portfolio manager's investment strategy as compared to each strategy's specific benchmark, as well as the Adviser's annual performance targets, (ii) overall performance of the Adviser, in terms of profitability, and (iii) the individual portfolio manager's contribution, based on goals established during the performance period.

FUND SHARES OWNED BY THE PORTFOLIO MANAGER. The following table shows the dollar amount range of the portfolio manager's "beneficial ownership" of shares of the Fund as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.

------------------------------------------------------------------------------------------------------------------------
NAME                                                               DOLLAR RANGE OF FUND SHARES*
------------------------------------------------------------------------------------------------------------------------
Doug Savarese                                         $10,001-$50,000 of the Analytic Global Long-Short Fund
------------------------------------------------------------------------------------------------------------------------
                                                    $100,001 - $500,000 of the Analytic Global Long-Short Fund
Robert Murdock                                        $50,001-$100,000 of the Analytic Defensive Equity Fund
                                                            None of the Analytic Short-Term Income Fund
------------------------------------------------------------------------------------------------------------------------
                                                    $100,001 - $500,000 of the Analytic Global Long-Short Fund
Greg McMurran                                        $100,001 - $500,000 of the Analytic Defensive Equity Fund
                                                   $500,001 - $1,000,000 of the Analytic Short-Term Income Fund
------------------------------------------------------------------------------------------------------------------------
                                                      $50,001-$100,000 of the Analytic Global Long-Short Fund
Harindra de Silva                                    $100,001 - $500,000 of the Analytic Defensive Equity Fund
                                                      $10,001-$50,000 of the Analytic Short-Term Income Fund
------------------------------------------------------------------------------------------------------------------------
Steven Sapra                                           $10,001-$50,000 of the Analytic Defensive Equity Fund
------------------------------------------------------------------------------------------------------------------------
Dennis Bein                                          $10,001 - $50,000 of the Analytic Global Long-Short Fund
                                                      $50,001-$100,000 of the Analytic Defensive Equity Fund
------------------------------------------------------------------------------------------------------------------------
Scott Barker                                        $100,001 - $500,000 of the Analytic Short-Term Income Fund
------------------------------------------------------------------------------------------------------------------------

 *  Valuation date is December 31, 2004.

OTHER ACCOUNTS. In addition to the Fund, the portfolio manager is responsible for the day-to-day management of certain other accounts, as follows (note that one of the accounts is subject to a performance-based advisory fee):

------------------------------------------------------------------------------------------------------------------------
                     REGISTERED INVESTMENT         OTHER POOLED INVESTMENT                  OTHER ACCOUNTS
                          COMPANIES                      VEHICLES
------------------------------------------------------------------------------------------------------------------------
                    NUMBER OF       TOTAL        NUMBER OF         TOTAL          NUMBER OF              TOTAL
      NAME           ACCOUNTS       ASSETS       ACCOUNTS         ASSETS          ACCOUNTS               ASSETS
------------------------------------------------------------------------------------------------------------------------
Doug Savarese           0             $0             6*         $214,900,000          0                   $0
------------------------------------------------------------------------------------------------------------------------
Robert Murdock          0             $0             2           $91,400,000          8              $157,500,000
------------------------------------------------------------------------------------------------------------------------
Dennis Bein             8        $865,200,000       15(2)*      $993,000,000         21(3)*         $1,002,000,000
------------------------------------------------------------------------------------------------------------------------
Greg McMurran           0             $0             2           $91,400,000         11             $3,500,000,000
------------------------------------------------------------------------------------------------------------------------
Harindra de Silva       7        $862,000,000       15(2)*     $1,000,000,000        21(3)*         $1,200,000,000
------------------------------------------------------------------------------------------------------------------------
Steven Sapra            8        $865,200,000       11(4)*      $814,000,000         21(3)*         $1,002,000,000
------------------------------------------------------------------------------------------------------------------------
Scott Barker            0             0              0                0               3(5)*         $3,230,000,000
------------------------------------------------------------------------------------------------------------------------

* Includes four accounts with aggregated assets under management of $179,000,000 that are subject to a performance-based advisory fee.

2* Includes nine accounts with aggregated assets under management of $276,900,000 that are subject to a performance-based advisory fee.

3* Includes six accounts with aggregated assets under management of $493,000,000 that are subject a performance-based advisory fee.

4* Includes six accounts with aggregated assets under management of $227,400,000 that are subject to a performance-based advisory fee.

5* Includes one account with assets under management of $3,200,000,000 that is subject to a performance-based advisory fee.

CONFLICTS OF INTERESTS. The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with his management of a Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. Another potential conflict could include the portfolio manager's knowledge about the size, timing and possible market impact of Fund trades, whereby the portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. In addition, it is also possible that a potential conflict of interest may arise because the portfolio managers manage accounts with a performance-based management fee in addition to the Fund and other accounts without a performance-based fee. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

THE ADMINISTRATOR

GENERAL. SEI Investments Global Funds Services (the "Administrator"), a Delaware statutory trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

ADMINISTRATION AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Administrator also serves as the shareholder servicing agent for each Fund under a shareholder servicing agreement with the Trust pursuant to which the Administrator provides certain shareholder services in addition to those set forth in the Administration Agreement.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of one year after the effective date of the agreement and shall continue in effect for successive periods of two years unless terminated by either party on not less than 90 days' prior written notice to the other party.


ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. For its services under the Administration Agreement, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.12% for the first $250 million in assets, 0.10% for the next $250 million in assets, 0.08% for the next $250 million in assets and 0.04% for all assets greater than $750 million. The minimum fee is $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, an additional $75,000 for each additional portfolio over three and $20,000 for each additional class per portfolio after the first class, apportioned to the Funds as a percentage of average daily net assets. Due to these minimums, the annual administration fee each Fund pays will exceed the above percentages at low asset levels. For the fiscal years ended October 31, 2002, 2003 and 2004, the Funds paid the following administration fees:

-------------------------------------------------------------------------------------------------------------
           FUND                                            ADMINISTRATION FEE
-------------------------------------------------------------------------------------------------------------
                                       2002                       2003                       2004
-------------------------------------------------------------------------------------------------------------
Defensive Equity                     $201,878                   $282,368
-------------------------------------------------------------------------------------------------------------
Global Long-Short                     $36,780                    $13,440
-------------------------------------------------------------------------------------------------------------
Short-Term Income                     $42,010                    $54,119
-------------------------------------------------------------------------------------------------------------

THE DISTRIBUTOR

The Trust and SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments and an affiliate of the Administrator, are parties to a distribution agreement (the "Distribution Agreement") whereby the Distributor acts as principal underwriter for the Trust's shares.

The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to any Fund, by a majority of the outstanding shares of that Fund, upon not more than 60 days' written notice by either party. The Distribution Agreement provides that the Distributor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

TRANSFER AGENT


DST Systems, Inc., 330 W 9th Street, Kansas City, Missouri 64105 serves as the Funds' transfer agent (the "Transfer Agent").


CUSTODIAN

Union Bank of California, 475 Sansome Street 15th Floor, San Francisco, California 94111 (the "Custodian") acts as custodian for the Funds. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act.

INDEPENDENT AUDITOR


[                                ] serves as independent auditor for the Funds.


LEGAL COUNSEL

Morgan, Lewis & Bockius LLP serves as legal counsel to the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and each of the Funds are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for overseeing each of the Funds and each of the Trust's additional 35 funds, which includes funds not described in this SAI. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, Oaks, Pennsylvania 19456.


INTERESTED TRUSTEES*

ROBERT A. NESHER (DOB 08/17/46) -- Chairman of the Board of Trustees* (since
1991) -- Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of SIMC, the Administrator and the Distributor, 1981-1994. Trustee of The Advisors' Inner Circle Fund II, Bishop Street Funds, The MDL Funds, SEI Global Master Fund, plc, SEI Global Assets Fund, plc, SEI Global Investments Fund, plc, SEI Investments Global, Limited, SEI Absolute Return Master Fund, L.P., SEI Opportunity Master Fund, L.P., SEI Absolute Return Fund, L.P., SEI Opportunity Fund, L.P., SEI Asset Allocation Trust, SEI Index Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.





WILLIAM M. DORAN (DOB 05/26/40) -- Trustee* (since 1992) -- 1701 Market Street, Philadelphia, PA 19103. Self-employed Consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI Investments, the Administrator and the Distributor. Director of the Distributor since 2003. Director of SEI Investments since 1974; Secretary of SEI Investments since 1978. Trustee of The Advisors' Inner Circle Fund II, The MDL Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust., SEI Investments - Global Fund Services Limited, SEI Investments Global Limited.

* Denotes Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor.

INDEPENDENT TRUSTEES

CHARLES E. CARLBOM (DOB 08/20/34) - Trustee (since 2005) - Self-Employed Business Consultant, Business Projects Inc. since 1997. Director, Crown Pacific Inc. CEO and President, United Grocers Inc. from 1997 to 2000. Trustee of The Advisors' Inner Circle Fund II and The MDL Funds.

JOHN T. COONEY (DOB 01/20/27) -- Trustee (since 1993)-- Vice Chairman of Ameritrust Texas N.A., 1989-1992, and MTrust Corp., 1985-1989. Trustee of The Advisors' Inner Circle Fund II and The MDL Funds.

MITCHELL A. JOHNSON (DOB 03/01/42) - Trustee (since 2005) - Retired. Director, Federal Agricultural Mortgage Corporation. Trustee of The Advisors' Inner Circle Fund II and The MDL Funds.

BETTY L. KRIKORIAN (DOB 01/23/43) - Trustee (since 2005) - Self-Employed Legal and Financial Services Consultant since 2003. State Street Bank Global Securities and Cash Operations from 1995 to 2003. Trustee of The Advisors' Inner Circle Fund II and The MDL Funds.

ROBERT A. PATTERSON (DOB 11/05/17) -- Trustee (Since 1993)-- Pennsylvania State University, Senior Vice President, Treasurer (Emeritus); Financial and Investment Consultant, Professor of Transportation since 1984; Vice President-Investments, Treasurer, Senior Vice President (Emeritus), 1982-1984. Director, Pennsylvania Research Corp.; Member and Treasurer (Emeritus), Board of Trustees of Grove City College. Trustee of The Advisors' Inner Circle Fund II and The MDL Funds.

EUGENE B. PETERS (DOB 06/03/29) -- Trustee (Since 1993) -- Private investor from 1987 to present. Vice President and Chief Financial Officer, Western Company of North America (petroleum service company), 1980-1986. President of Gene Peters and Associates (import company), 1978-1980. President and Chief Executive Officer of Jos Schlitz Brewing Company before 1978. Trustee of The Advisors' Inner Circle Fund II and The MDL Funds.

JAMES M. STOREY (DOB 04/12/31) -- Trustee (Since 1994) -- Attorney, Solo Practitioner since 1994. Trustee of The Advisors' Inner Circle Fund II, The MDL Funds, Massachusetts Health and Education Tax-Exempt Trust, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust, U.S. Charitable Gift Trust.

GEORGE J. SULLIVAN, JR. (DOB 11/13/42) -- Trustee (Since 1999) -- Self-employed Consultant, Newfound Consultants Inc. since April 1997. Trustee, State Street Navigator Securities Lending Trust, The Advisors' Inner Circle Fund II, The MDL Funds, SEI Absolute Return Master Fund, LP, SEI Asset Allocation Trust, SEI Absolute Return Fund, L.P., SEI Opportunity Fund, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Opportunity Master Fund and SEI Tax Exempt Trust.

BOARD STANDING COMMITTEES. The Board has established the following standing committees:


     o AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as each fund's independent auditor and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by each fund's independent auditor to the Trust and certain other affiliated entities; serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Audit Committee by the internal auditing department of the Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing each fund's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with each fund's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing each fund's financial statements; and other audit related matters. Messrs. Cooney, Patterson, Peters, Storey and Sullivan currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met five times in the most recently completed Trust fiscal year.

     o FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. Mr. Nesher, interested Trustee, currently serves as the Board's delegate on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and met [ ] times in the most recently completed Trust fiscal year.

     o NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the independent Trustees of the Trust. The principal responsibilities of the Nominating Committee are to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee will consider nominees recommended by shareholders if such recommendations are submitted in writing and addressed to the Nominating Committee at the Trust's offices. Messrs. Cooney, Patterson, Peters, Storey and Sullivan currently serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and did not meet in during the most recently completed Trust fiscal year.


BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. As discussed in the section of this SAI entitled "The Adviser," the Board continuance of the Advisory Agreement, after the initial two-year term, must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Advisory Agreement for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other Fund service providers may submit to the Board, to help them decide whether to renew the Advisory Agreement for another year.


Before approving the Advisory Agreement, the Board requested and received written materials from the Adviser about: (a) the quality of the Adviser's investment management and other services; (b) the Adviser's investment management personnel; (c) the Adviser's operations and financial condition; (d) the Adviser's brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that the Adviser charges each Fund compared with the fees it charges to comparable mutual funds or accounts (if any); (f) each Fund's overall fees and operating expenses compared with similar mutual funds; (g) the level of the Adviser's profitability from its Fund-related operations; (h) the Adviser's compliance systems; (i) the Adviser's policies on and compliance procedures for personal securities transactions; (j) the Adviser's reputation, expertise and resources in domestic financial markets; and (k) the Fund's performance compared with similar mutual funds.


At the meeting, representatives from the Adviser presented additional oral and written information to the Board to help the Board evaluate the Adviser's fee and other aspects of the Agreement. Other Fund service providers also provided the Board with additional information at the meeting. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received or discussed at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important, controlling or determinative of its decision.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to renew the Agreement for another year.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.


------------------------------------------------------------------------------------------------------------
                            DOLLAR RANGE OF FUND SHARES               AGGREGATE DOLLAR RANGE OF SHARES
       NAME                           (FUND)*                                  (ALL FUNDS)*
------------------------------------------------------------------------------------------------------------
Cooney                                 None                                        None
------------------------------------------------------------------------------------------------------------
Carlbom**                              n/a                                          n/a
------------------------------------------------------------------------------------------------------------
Doran                                  None                                        None
------------------------------------------------------------------------------------------------------------
Krikorian**                            n/a                                          n/a
------------------------------------------------------------------------------------------------------------
Johnson**                              n/a                                          n/a
------------------------------------------------------------------------------------------------------------
Nesher                                 None                                        None
------------------------------------------------------------------------------------------------------------
Patterson                              None                                        None
------------------------------------------------------------------------------------------------------------
Peters                                 None                                        None
------------------------------------------------------------------------------------------------------------
Storey                                 None                                        None
------------------------------------------------------------------------------------------------------------
Sullivan                               None                                        None
------------------------------------------------------------------------------------------------------------

* Valuation date is December 31, 2004.
** Elected in February 2005.

BOARD COMPENSATION. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.


------------------------------------------------------------------------------------------------------------------------------------
                                                     PENSION OR RETIREMENT                                 TOTAL COMPENSATION FROM
                                 AGGREGATE          BENEFITS ACCRUED AS PART       ESTIMATED ANNUAL          THE TRUST AND FUND
          NAME                 COMPENSATION             OF FUND EXPENSES       BENEFITS UPON RETIREMENT          COMPLEX*
------------------------------------------------------------------------------------------------------------------------------------
       Carlbom**                    n/a                       n/a                         n/a                        n/a
------------------------------------------------------------------------------------------------------------------------------------
         Cooney
------------------------------------------------------------------------------------------------------------------------------------
         Doran
------------------------------------------------------------------------------------------------------------------------------------
       Johnson**                    n/a                       n/a                         n/a                        n/a
------------------------------------------------------------------------------------------------------------------------------------
      Krikorian**                   n/a                       n/a                         n/a                        n/a
------------------------------------------------------------------------------------------------------------------------------------
         Nesher
------------------------------------------------------------------------------------------------------------------------------------
       Patterson
------------------------------------------------------------------------------------------------------------------------------------
         Peters
------------------------------------------------------------------------------------------------------------------------------------
         Storey
------------------------------------------------------------------------------------------------------------------------------------
        Sullivan
------------------------------------------------------------------------------------------------------------------------------------

*        The Trust is the only investment company in the "Fund Complex."


**       Elected in February 2005.

TRUST OFFICERS. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each Officer is SEI Investments Company, Oaks, Pennsylvania 19456. The chief compliance officer is the only officer who receives compensation from the Trust for his services.


Certain officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or its affiliates act as investment manager, administrator or distributor.


JAMES F. VOLK (DOB 08/28/62)-- President (since 2003)-- Chief Accounting Officer and Chief Compliance Officer, SEI Investments since June 2004. Senior Operations Officer, SEI Investments, Funds Accounting and Administration since 1996. Assistant Chief Accountant for the U.S. Securities and Exchange Commission, 1993-1996.





PETER GOLDEN (DOB 06/27/64)-- Controller and Chief Financial Officer (since
2004)-- Director, SEI Investments, Funds Accounting and Administration since June 2001. Vice President of Funds Administration for J.P. Morgan Chase & Co., 2000-2001. Vice President of Pension and Mutual Fund Accounting for Chase Manhattan Bank, 1997-2000.

WILLIAM E. ZITELLI, JR. (DOB 6/14/68)-- Chief Compliance Officer (since 2004)-- Vice President and Assistant Secretary of the Administrator and Distributor, 2000-2004. Vice President, Merrill Lynch & Co. Asset Management Group, 1998-2000. Associate, Pepper Hamilton LLP (law firm), 1997-1998.

TIMOTHY D. BARTO (DOB 03/28/68)-- Vice President and Assistant Secretary (since
1999)-- General Counsel, Vice President and Secretary of the Administrator and Assistant Secretary of the Distributor since December 1999. Associate, Dechert, 1997-1999. Associate, Richter, Miller & Finn (law firm), 1994-1997.


JOHN MUNERA (DOB 01/14/63) - Vice President and Assistant Secretary (since 2002)
- Middle Office Compliance Officer at SEI Investments since 2000. Supervising Examiner at Federal Reserve Bank of Philadelphia, 1998-2000.


JAMES NDIAYE (DOB 9/11/68) - Vice President and Secretary - Joined SEI Investments Company in 2004. Vice President, Deutsche Asset Management, 2003-2004. Associate, Morgan, Lewis & Bockius, LLP 2000-2003. Counsel, Assistant Vice President, ING Variable Annuities Group, 1999-2000. Senior Counsel, The Dreyfus Corporation, 1997-1999.

PHILIP T. MASTERSON (DOB 3/12/64) - Vice President and Assistant Secretary - Joined SEI Investments Company in 2004. General Counsel, CITCO Mutual Fund Services (2003-2004). Vice President and Assistant Counsel, Oppenheimer Funds, 1997-2001 and Vice President and Associate Counsel, 2001-2003.


PURCHASING AND REDEEMING SHARES


Purchases and redemptions may be made through the Transfer Agent on any day the NYSE is open for business. Shares of each Fund are offered and redeemed on a continuous basis. Currently, the Trust is closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust up to the lesser of $250,000 or 1% of the Trust's net assets during any 90 day period. The Trust has obtained an exemptive order from the SEC that permits the Trust to make in-kind redemptions to those shareholders of the Trust that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust's investment portfolios.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of any Fund for any period during which the NYSE, the Adviser, the Administrator, the Transfer Agent and/or the custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

GENERAL POLICY. Each of the Funds adheres to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Board. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

EQUITY SECURITIES. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. ET if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available or determined to not represent the fair value of the security as of the Fund's pricing time, the security will be valued at fair value as determined in good faith by the Board.

MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of 60 days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of the Fund's pricing time, the security will be valued at fair value as determined in good faith by the Board.

USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS. Pursuant to contracts with the Administrator, market prices for most securities held by the Funds are provided daily by third-party independent pricing agents that are approved by the Board. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

TAXES


The following is only a summary of certain additional federal income tax considerations generally affecting each Fund and its shareholders that is intended to supplement the discussion contained in the Funds' prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussion here and in the Funds' prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult with their tax advisors with specific reference to their own tax situations, including their state, local, and foreign tax liabilities.

The following general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATIONS AS A RIC. Each Fund intends to qualify and elects to be treated as a "regulated investment company" ("RIC") under Subchapter M of the Code. By following such a policy, each Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. The board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

In order to be taxable as a RIC, each Fund must distribute annually to its shareholders at least 90% of its net investment income (generally net investment income plus the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any, to its shareholders ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of each Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and certain other related income, including, generally, certain gains from options, futures, and forward contracts derived with respect to its business of investing in such stock, securities or currencies; (ii) at the end of each fiscal quarter of each Fund's taxable year, at least 50% of the market value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or more than 10% of the outstanding voting securities of such issuer, and (iii) at the end of each fiscal quarter of each Fund's taxable year, not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or two or more issuers that the Fund controls and which are engaged in the same, or similar, or related trades or businesses.

If a Fund fails to qualify as a RIC for any year, all of its income will be subject to federal income tax at regular corporate rates without any deduction for distributions to shareholders. In such case, its shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction and individuals may be able to benefit from the lower tax rates available to qualified dividend income.

FEDERAL EXCISE TAX. Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company income and does not require any minimum distribution of net capital gain, a Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute, by the end of any calendar year, at least 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gain over short- and long-term capital loss) for the one-year period ending on October 31 of that year, plus certain other amounts. Each Fund intends to make sufficient distributions to avoid liability for federal excise tax, but can make no assurances that such tax will be completely eliminated. A Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirement for qualification as a RIC. If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to the shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.


SHAREHOLDER TREATMENT. A Fund's dividends that are paid to their corporate shareholders and are attributable to qualifying dividends it received from U.S. domestic corporations may be eligible, in the hands of such shareholders, for the corporate dividends received deduction, subject to certain holding period requirements and debt financing limitations. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

Distributions by each Fund will be eligible for the reduced maximum tax rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income on the securities it holds. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 120-day period that begins on the date that is 60 days before the date on which the shares become "ex-dividend" (which is the day on which declared distributions (dividends or capital gains) are deducted from the Fund's assets before it calculates the net asset value) with respect to such dividend (and the Fund also satisfies those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (ii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iii) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code. Absent further legislation, the maximum 15% rate on qualified dividend income will not apply to dividends received in taxable years beginning after December 31, 2008. Distributions by the Fund of its net short-term capital gains will be taxable as ordinary income. Capital gain distributions consisting of the Fund's net capital gains will be taxable as long-term capital gains. Each Fund will report annually to its shareholders the amount of the Fund's distributions that qualify for the reduced tax rates on qualified dividend income.


Distributions by a Fund will be eligible for the reduced maximum tax rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income on the securities it holds. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain qualified foreign corporations. Qualified dividend income treatment requires that both a Fund and the shareholder satisfy certain holding period requirements and that the shareholder satisfy certain other conditions.

Any gain or loss recognized on a sale, exchange, or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged, or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. In addition, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract to or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period.

FOREIGN TAXES. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Fund will be eligible to, and will, file an election with the Internal Revenue Service that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a deduction from such taxes, with respect to any foreign and U.S. possessions income taxes paid by a Fund, subject to certain limitations. Pursuant to the election, a Fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit they may be entitled to use against the shareholders' federal income tax. If a Fund makes the election, such Fund will report annually to its shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

STATE TAXES. Depending upon state and local law, distributions by a Fund to its shareholders and the ownership of such shares may be subject to state and local taxes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from rules for federal income taxation described above. No Fund is liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Shareholders are urged to consult their tax advisors regarding state and local taxes applicable to an investment in a Fund.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a fund. Investment in GNMA or FNMA securities, banker's acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

TAX TREATMENT OF COMPLEX SECURITIES. Each Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by each Fund.

Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by each Fund. Similarly, foreign exchange losses realized by a Fund on the sale of debt securities are generally treated as ordinary losses by the Fund. These gains when distributed will be taxable to you as ordinary dividends, and any losses will reduce a Fund's ordinary income otherwise available for distribution to you. This treatment could increase or reduce a

Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital.

OTHER TAX POLICIES. In certain cases, each Fund will be required to withhold at the applicable withholding rate, and remit to the U.S. Treasury, such withheld amounts on any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, (3) has not certified to that Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person or U.S. resident alien.

Non-U.S. investors in a Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in a Fund.

BROKERAGE ALLOCATION AND OTHER PRACTICES


BROKERAGE TRANSACTIONS. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, a Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the OTC market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Adviser may place a combined order for two or more accounts it manages, including a Fund, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Adviser and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions. Nonetheless, the Adviser believes that the ability of a Fund to participate in higher volume transactions will generally be beneficial to the Fund. For the fiscal years ended December 31, 2002, 2003 and 2004, the Funds paid the following aggregate brokerage commissions on portfolio transactions:



-------------------------------------------------------------------------------------------------------------------
            FUND                             AGGREGATE DOLLAR AMOUNT OF BROKERAGE COMMISSIONS PAID*
-------------------------------------------------------------------------------------------------------------------
                                        2002                        2003                          2004
-------------------------------------------------------------------------------------------------------------------
Defensive Equity                      $283,261                     $6,062
-------------------------------------------------------------------------------------------------------------------
Global Long-Short                     $15,591                     $353,885
-------------------------------------------------------------------------------------------------------------------
Short-Term Income                      $4,473                     $10,712
-------------------------------------------------------------------------------------------------------------------


* For the periods prior to June 24, 2002, figures relate to the Predecessor
  Funds.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to each Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Funds' Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, a Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the adviser with research services. The National Association of Securities Dealers (the

"NASD") has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

For the Trust's most recently completed fiscal year, the Funds' paid the following commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Adviser:


--------------------------------------------------------------------------------------------------------------------
                                                                             TOTAL DOLLAR AMOUNT OF TRANSACTIONS
                                        TOTAL DOLLAR AMOUNT OF BROKERAGE     INVOLVING BROKERAGE COMMISSIONS FOR
             FUND                      COMMISSIONS FOR RESEARCH SERVICES             RESEARCH SERVICES
--------------------------------------------------------------------------------------------------------------------
Defensive Equity                                  $XXX                                      $XXX
--------------------------------------------------------------------------------------------------------------------
Global Long-Short                                 $XXX                                      $XXX
--------------------------------------------------------------------------------------------------------------------
Short-Term Income                                 $XXX                                      $XXX
--------------------------------------------------------------------------------------------------------------------


BROKERAGE WITH FUND AFFILIATES. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under the 1940 Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.


For the fiscal years ended December 31, 2002, 2003, and 2004, the Funds paid the following brokerage commissions on portfolio transactions effected by affiliated brokers. The amounts disclosed in the table below relate to payments made to the Distributor acting as agent for repurchase agreements and transactions in equity securities. The Predecessor Funds' distributor did not execute brokerage transactions on behalf of the Predecessor Funds.

----------------------------------------------------------------------------------------------------------------------
                                                                 PERCENTAGE OF TOTAL         PERCENTAGE OF TOTAL
                                                                BROKERAGE COMMISSIONS       BROKERAGE TRANSACTIONS
                       AGGREGATE DOLLAR AMOUNT OF BROKERAGE       PAID TO AFFILIATED      EFFECTED THROUGH AFFILIATED
       FUND           COMMISSIONS PAID TO AFFILIATED BROKERS           BROKERS                     BROKERS
----------------------------------------------------------------------------------------------------------------------
                         2002         2003          2004                2004                         2004
----------------------------------------------------------------------------------------------------------------------
Defensive Equity       $247,290     $294,825                            XXXX%                       XXXX%
Fund
----------------------------------------------------------------------------------------------------------------------
Global Long-Short         $0           $0                               XXXX%                       XXXX%
Fund
----------------------------------------------------------------------------------------------------------------------
Short-Term Income        $90           $0                               XXXX%                       XXXX%
----------------------------------------------------------------------------------------------------------------------

SECURITIES OF "REGULAR BROKER-DEALERS." The Funds are required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Funds may hold at the close of their most recent fiscal year. As of December 31, 2004, the Defensive Equity Fund held common stock valued at $[___________].

PORTFOLIO TURNOVER RATE. Portfolio turnover rate is defined under SEC rules as the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one-year are excluded from the calculation of the portfolio turnover rate. The Funds may at times hold investments in short-term instruments, which are excluded for purposes of computing portfolio turnover. For the Funds' two most recently completed fiscal years ended December 31, 2003 and 2004, the portfolio turnover rate for each of the Funds was as follows:



---------------------------------------------------------------------------------------------------------------
            FUND                                          PORTFOLIO TURNOVER RATE
---------------------------------------------------------------------------------------------------------------
                                              2003                                     2004
---------------------------------------------------------------------------------------------------------------
Defensive Equity                              218%
---------------------------------------------------------------------------------------------------------------
Global Long-Short                             63%
---------------------------------------------------------------------------------------------------------------
Short-Term Income                             22%
---------------------------------------------------------------------------------------------------------------



PORTFOLIO HOLDINGS

The Board has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the Funds' portfolio securities is in the best interests of Fund shareholders, and include procedures to address conflicts between the interests of the Funds' shareholders and those of the Funds' Adviser, principal underwriter, or any affiliated person of the Funds, the Adviser, or the principal underwriter. Pursuant to such procedures, the Board has authorized the Adviser's Chief Compliance Officer ("Adviser CCO") to authorize the release of the Funds' portfolio holdings, as necessary, in conformity with the foregoing principles. The Adviser CCO, either directly or through reports by the Funds' Chief Compliance Officer reports quarterly to the Board regarding the operation and administration of such policies and procedures.

Pursuant to applicable law, the Funds are required to disclose its complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each January 31, April 30, July 31, and October 31). Each Fund will disclose a complete or summary schedule of investments (which includes each Fund's 50 largest holdings in unaffiliated issuers and each investment in unaffiliated issuers that exceeds one percent of the Fund's net asset value ("Summary Schedule")) in its semi-annual and annual reports which are distributed to Fund shareholders. Each Fund's complete schedule of investments following the first and third fiscal quarters is available in quarterly holdings reports filed with the SEC on Form N-Q, and is available in semi-annual and annual reports filed with the SEC on Form N-CSR.

Fund filings on Form N-Q and Form N-CSR are not distributed to Fund shareholders but are available, free of charge, on the EDGAR database on the SEC's website at

WWW.SEC.GOV. Should a Fund include only a Summary Schedule rather than a complete schedule of investments in its semi-annual and annual reports, its Form N-CSR will be available without charge, upon request, by calling [ ].

In addition to information provided to shareholders and the general public, portfolio holdings information may be disclosed as frequently as daily to certain service providers, such as the custodian, administrator or transfer agent, in connection with their services to the Funds. [From time to time rating and ranking organizations, such as S&P, Lipper and Morningstar, Inc., may request non-public portfolio holdings information in connection with rating the Fund.] Similarly, institutional investors, financial planners, pension plan sponsors and/or their consultants or other third-parties may request portfolio holdings information in order to assess the risks of a Fund's portfolio along with related performance attribution statistics. The lag time for such disclosures will vary. The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information. The Funds' Chief Compliance Officer will regularly review these arrangements and will make periodic reports to the Board regarding disclosure pursuant to such arrangements.

The Funds' policies and procedures provide that the Adviser's CCO may authorize disclosure of non-public portfolio holdings information to such parties at differing times and/or with different lag times. Prior to making any disclosure to a third party based on a determination that such disclosure serves a reasonable business purpose, is in the best interests of the Funds' shareholders and that conflicts between the interests of the Funds' shareholders and those of the Fund's Adviser, principal underwriter, or any affiliated person of the Funds are addressed. Portfolio holdings information may be disclosed no more frequently than [monthly] to [ratings agencies,] consultants and other qualified financial professionals or individuals. The monthly disclosures will not be made sooner than [three] days after the date of the information.

With the exception of disclosures to rating and ranking organizations as described above, the Funds require any third party receiving non-public holdings information to enter into a confidentiality agreement with the Adviser. The confidentiality agreement provides, among other things, that non-public portfolio holdings information will be kept confidential and that the recipient has a duty not to trade on the non-public information and will use such information solely to analyze and rank the Funds, or to perform due diligence and asset allocation, depending on the recipient of the information.

The Funds' policies and procedures prohibit any compensation or other consideration from being paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Funds, Adviser and its affiliates or recipient of the Funds' portfolio holdings information.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of portfolios and shares of each portfolio. Each share of a portfolio represents an equal proportionate interest in that portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the portfolio. Shareholders have no preemptive rights. All consideration received by the Fund for shares of any portfolio and all assets in which such consideration is invested would belong to that portfolio and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued. The Trust has received a legal opinion to the effect that each Fund's shares are fully paid and non-assessable.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Nothing contained in this section attempts to disclaim a Trustee's individual liability in any manner inconsistent with the federal securities laws.

PROXY VOTING

The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI. The Board of Trustees will periodically review each Fund's proxy voting record.


A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available on Form N-PX (i) without charge, upon request, by calling (866)-777-7818; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.


CODES OF ETHICS


The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Advisor and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics (each a "Code of Ethics" and together the "Codes of Ethics") apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. The Codes of Ethics further require certain access persons to obtain approval before investing in initial public offerings and limited offerings. Copies of these Codes of Ethics are on file with the Securities and Exchange Commission, and are available to the public.

5% AND 25% SHAREHOLDERS

As of [ ], the following persons were record owners (or to the knowledge of the Trust, beneficial owners) of 5% to 25% or more of the shares of the Funds.


ANALYTIC DEFENSIVE EQUITY FUND

SHAREHOLDER                                                                   %
-----------                                                                   -



ANALYTIC GLOBAL LONG-SHORT FUND

SHAREHOLDER                                                                    %
-----------                                                                    -

ANALYTIC SHORT-TERM INCOME FUND




The Funds believe that most of the shares referred to above were held by the persons indicated in accounts for their fiduciary, agency or custodial customers. Any shareholder listed above as owning 25% or more of the outstanding shares of a Fund may be presumed to "control" (as that term is defined in the 1940 Act) the Fund. Shareholders controlling a Fund could have the ability to vote a majority of the shares of the Fund on any matter requiring the approval of shareholders of the Fund.

                              APPENDIX A - RATINGS

MOODY'S INVESTORS SERVICE, INC.

PREFERRED STOCK RATINGS
-----------------------

     aaa An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

     aa An issue which is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.

     a An issue which is rated "a" is considered to be an upper- medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

     baa An issue that which is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

     ba An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

     b An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

     caa An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

     ca An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

     c This is the lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

          plus (+) or minus (-): Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DEBT RATINGS - TAXABLE DEBT & DEPOSITS GLOBALLY
-----------------------------------------------

          Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

     A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa Bonds which are rated Baa are considered as medium-grade obligations, (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

          This rating applies only to U.S. Tax-Exempt Municipals Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

          Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

SHORT-TERM PRIME RATING SYSTEM - TAXABLE DEBT & DEPOSITS GLOBALLY
-----------------------------------------------------------------

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1 Issuers rated Prime-1 (or supporting institution) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

     o    Leading market positions in well-established industries.

     o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     o Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligation. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime         Issuers rated Not Prime do not fall within any of the Prime rating categories.

STANDARD & POOR'S RATING SERVICES

LONG-TERM ISSUE CREDIT RATINGS
------------------------------

Issue credit ratings are based, in varying degrees, on the following considerations:

1. Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

2.   Nature of and provisions of the obligation;

3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. Accordingly, in the case of junior debt, the rating may not conform exactly to the category definition.

     AAA An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     AA An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     A An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

     BB An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposures to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     B An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     CCC An obligation rated "CCC" is currently vulnerable to non-payment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligations.

     CC   An obligation rated "CC" is currently highly vulnerable to nonpayment.

     C A subordinated debt or preferred stock obligation rated "C" is currently highly vulnerable to non-payment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A "C" will also be assigned to a preferred stock issue in arrears on dividends or sinking portfolio payments, but that is currently paying.

     D An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     r This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligation linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk- such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

     N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

          Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

SHORT-TERM ISSUE CREDIT RATINGS
-------------------------------

     A-1 A short-term obligation rated "A-1" is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     A-2 A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     A-3 A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     B A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     C A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

     D A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poors' believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

LOCAL CURRENCY AND FOREIGN CURRENCY RISKS
-----------------------------------------

Country risks considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identity those instances where sovereign risks make them different for the same issuer.

FITCH INC. RATINGS

INTERNATIONAL LONG-TERM CREDIT RATINGS
--------------------------------------

     Investment Grade

     AAA Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     AA Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     A High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

     BBB Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

     Speculative Grade

     BB Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

     B Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

         CCC,CC,C          High default risk. Default is a real possibility.
                           Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

         DDD,DD,D Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "D" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, I.E., below 50%.

                           Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

         INTERNATIONAL SHORT-TERM CREDIT RATINGS
         ---------------------------------------

         F1 Highest credit quality. Indicates the best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

         F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

         F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non- investment grade.

         B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

         C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

         D        Default.  Denotes actual or imminent payment default.

NOTES

"+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category, to categories below "CCC," or to short-term ratings other than "F1."

"NR" indicates that Fitch Inc. does not rate the issuer or issue in question.

"Withdrawn:" A rating is withdrawn when Fitch Inc. deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

RatingAlert: Ratings are placed on RatingAlert to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for a potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingAlert is typically resolved over a relatively short period.

                APPENDIX B - PROXY VOTING POLICIES AND PROCEDURES

                               ANALYTIC INVESTORS

                        PROXY VOTING POLICY AND PROCEDURE

          Analytic Investors assumes a fiduciary responsibility to vote proxies in the best interest of its clients. In addition, with respect to benefit plans under the Employee Retirement Income Securities Act (ERISA), Analytic Investors acknowledges its responsibility as a fiduciary to vote proxies prudently and solely in the best interest of plan participants and beneficiaries. So that it may fulfill these fiduciary responsibilities to clients, Analytic Investors has adopted and implemented these written policies and procedures reasonably designed to ensure that it votes proxies in the best interest of clients.

PROXY OVERSIGHT COMMITTEE
-------------------------

          Analytic Investors acknowledges that it has a duty of care to its clients that requires it to monitor corporate events and vote client proxies. Analytic Investors has established a Proxy Oversight Committee (the "Committee"), to oversee the proxy voting process. The Committee consists of the Chief Investment Officer, the Compliance Officer, and the Proxy Coordinator. The Committee seeks to develop, recommend, and monitor policies governing proxy voting. The adopted guidelines for proxy voting have been developed to be consistent, wherever possible, with enhancing long-term shareholder value and leading corporate governance practices. Analytic Investors has a policy not to be unduly influenced by representatives of management or any public interest or other outside groups when voting proxies. To this end, Analytic Investors has contracted with an independent proxy voting service (the "Proxy Service").

          By letter from the Proxy Coordinator, custodians are instructed to forward all proxy materials directly to the Proxy Service. Any proxy materials inadvertently sent to Analytic Investors are copied for file and then delivered to the Proxy Service. At any time of absence of the Proxy Coordinator, another member of the Proxy Committee will assume responsibilities for all proxy matters. To assure receipt of and compliance with the forwarding request, the Proxy Service receives a signed and dated confirmation of the instruction letter from the custodian. At the instruction of the Proxy Service, custodians transmit proxy information via automated electronic file.

PROXY VOTING SERVICE
--------------------

          The role of the Proxy Service includes researching proxy matters, executing the voting process, maintaining a record of all proxies voted on behalf of Analytic Investors, advising Analytic Investors of any material conflicts of interest (see below), and providing Analytic Investors with documentation of the voting record. Analytic Investors has opted to delegate all proxy voting to the Proxy Service except for those instances when a conflict of interest (see below) prevents the Proxy Service from voting according to its guidelines. A copy of the voting policy guidelines of the Proxy Service is attached.

CONFLICTS OF INTEREST
---------------------

          Occasions may arise during the voting process in which the best interest of clients might conflict with the Proxy Service's interests. A conflict of interest would generally include (i) business relationships where the Proxy Service has a substantial business relationship with, or is actively soliciting business from, a company soliciting proxies, or (ii) personal or family relationships whereby an employee of the Proxy Service has a family member or other personal relationship that is affiliated with a company soliciting proxies, such as a spouse who serves as a director of a public company, or (iii) if a substantial business relationship exists with a proponent or opponent of a particular initiative.

          At times of such conflict of interest, the Proxy Service will recuse itself from voting a proxy and notify the Analytic Investors Proxy Coordinator. Upon notification the Proxy Service's recusal from voting, Analytic Investors' Proxy Coordinator will prepare a report to the Proxy Committee that identifies
(i) the details of the conflict of interest, (ii) whether or not the conflict is material; and (iii) procedures to ensure that Analytic Investors makes proxy voting decisions based on the best interest of clients, and (iv) a copy of the voting guidelines of the Proxy Service. At least two members of Analytic Investors' Proxy Committee will then vote the proxy, adhering to the original voting policy guidelines provided by the Proxy Service. Analytic Investors' Proxy Committee will not override the voting guidelines of the Proxy Service. A record of the voting by the Proxy Committee will be retained by the Proxy Coordinator. Another member of the Proxy Committee will assume the responsibilities of the Proxy Coordinator in his/her absence.

VOTING GUIDELINES
-----------------

          Analytic Investors has reviewed the Proxy Service's voting recommendations and have determined that the policy provides guidance in the best interest of our clients. A copy of these guidelines is attached.

PROXY VOTING RECORD
-------------------

          The Proxy Coordinator will maintain a record containing the following information regarding the voting of proxies: (i) the name of the issuer, (ii) the CUSIP number, (iii) the shareholder meeting date, (iv) number of shares voted, (v) a brief description of the matter brought to vote; (vi) whether the proposal was submitted by management or a shareholder, (vii) how the Service voted the proxy (for, against, abstained), and (viii) whether the proxy was voted for or against management.

OBTAINING A VOTING PROXY REPORT
-------------------------------

          Clients may request a copy of the guidelines governing proxy voting and/or a report on how their individual securities were voted by calling Analytic Investors' Proxy Coordinator at 1-800-618-1872. The report will be provided free of charge.

RECORDKEEPING
-------------

          Pursuant to Rule 204-2 of the Investment Advisers Act of 1940, Analytic Investors will maintain the following records for five years in an easily accessible place, the first two years in its office:

          o Analytic Investors' proxy voting policies and procedures, as well as the voting guidelines of the Proxy Service

          o Proxy statements received regarding client securities (proxy statements filed via EDGAR will not be separately maintained by Analytic Investors)

          o    Records of votes cast on behalf of clients

          o    Records of written client requests for voting information

          o Records of written responses from Analytic Investors to both written and verbal client requests

          o Any other documents prepared that were material to Analytic Investors' decision to vote a proxy or that memorialized the basis for the decision.

                       STATEMENT OF ADDITIONAL INFORMATION

                         ANALYTIC DEFENSIVE EQUITY FUND

                              CLASS A AND C SHARES

                    SERIES OF THE ADVISORS' INNER CIRCLE FUND


                                   MAY 1, 2005


                               INVESTMENT ADVISER:
                            ANALYTIC INVESTORS, INC.


This Statement of Additional Information ("SAI") is not a prospectus. This SAI is intended to provide additional information regarding the activities and operations of The Advisors' Inner Circle Fund (the "Trust") and the Analytic Defensive Equity Fund (the "Fund"). This SAI should be read in conjunction with the Fund's prospectus dated May 1, 2005. Capitalized terms not defined herein are defined in the prospectus. Shareholders may obtain copies of the Fund's prospectus free of charge by the Fund at 1-866-777-7818.


                                TABLE OF CONTENTS


THE TRUST...................................................................S-1
GLOSSARY....................................................................S-2
DESCRIPTION OF PERMITTED INVESTMENTS........................................S-2
INVESTMENT POLICIES OF THE FUND............................................S-28
INVESTMENT ADVISORY AND OTHER SERVICES.....................................S-30
PORTFOLIO MANAGERS.........................................................S-32
THE ADMINISTRATOR..........................................................S-34
THE DISTRIBUTOR............................................................S-35
TRANSFER AGENT.............................................................S-36
CUSTODIAN..................................................................S-36
INDEPENDENT AUDITOR........................................................S-36
LEGAL COUNSEL..............................................................S-36
TRUSTEES AND OFFICERS OF THE TRUST.........................................S-36
PURCHASING AND REDEEMING SHARES............................................S-43
DETERMINATION OF NET ASSET VALUE...........................................S-43
TAXES    ..................................................................S-44
BROKERAGE ALLOCATION AND OTHER PRACTICES...................................S-47
PORTFOLIO HOLDINGS.........................................................S-49
DESCRIPTION OF SHARES......................................................S-52
SHAREHOLDER LIABILITY......................................................S-52
LIMITATION OF TRUSTEES' LIABILITY..........................................S-52
PROXY VOTING...............................................................S-52
CODES OF ETHICS............................................................S-53
APPENDIX A - RATINGS........................................................A-1
APPENDIX B - PROXY VOTING POLICIES AND PROCEDURES...........................B-1

May 1, 2005

THE TRUST

GENERAL. The Fund is a separate series of the Trust, an open-end investment management company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated July 18, 1991, as amended February 18, 1997. The Declaration of Trust permits the Trust to offer separate series ("funds") of shares of beneficial interest ("shares"). The Trust reserves the right to create and issue shares of additional funds. The Fund is a separate mutual fund, and each share of the Fund represents an equal proportionate interest in that Fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto. Generally, the Fund pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) pro rata share of the Trust's other expenses, including audit and legal expenses. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets.


DESCRIPTION OF MULTIPLE CLASSES OF SHARES. The Trust is authorized to offer multiple classes of shares of its funds. The Fund currently offers Institutional, Class A and Class C shares. Additional classes may be created from time to time. The different classes provide for variations in certain distribution and shareholder servicing expenses and in the investor eligibility requirements. Sales charges and investor eligibility requirements are described in the Fund's prospectus. The different classes provide for variations in sales charges, certain distribution and shareholder servicing expenses and in the minimum initial investment requirements. Minimum investment requirements and investor eligibility are described in the prospectus. For more information on shareholder servicing and distribution expenses, see the "Distributor."


--------------------------------------------- --------------------- ------------------------- ----------------------
                    FUND                          INSTITUTIONAL             CLASS A                  CLASS C
                                                     CLASS
--------------------------------------------- --------------------- ------------------------- ----------------------

Analytic Defensive Equity Fund                         X                      X                        X
--------------------------------------------- --------------------- ------------------------- ----------------------


HISTORY OF THE FUND. The Analytic Defensive Equity Fund is a successor to the UAM Funds, Inc. II Analytic Defensive Equity Fund ("Predecessor Analytic Defensive Equity Fund"). The Predecessor Analytic Defensive Equity Fund's date of inception was July 1, 1978. The Predecessor Analytic Defensive Fund dissolved and reorganized into the Analytic Defensive Equity Fund on June 24, 2002 (the "Reorganization"). Substantially all of the assets of the Predecessor Analytic Defense Equity Fund were transferred to its successor in connection with the Fund's commencement of operations on June 24, 2002. The Predecessor Analytic Defensive Equity Fund was managed by Analytic Investors, Inc. ("Analytic" or the "Adviser") using the same investment objective, strategies, policies and restrictions as those used by the Fund following the Reorganization.

VOTING RIGHTS. Each shareholder of record is entitled to one vote for each dollar of net asset value of the shares held on the record date for the meeting. The Fund will vote separately on matters relating solely to it. As a Massachusetts business trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Shareholders approval will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate one or more Funds without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if the Fund fails to reach a viable size within a reasonable amount of time or for some other extraordinary reason.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

GLOSSARY

All terms that this SAI does not otherwise define have the same meaning in the SAI as they do in the Fund's prospectus.

     o    1933 ACT means the Securities Act of 1933, as amended.

     o    1934 ACT means the Securities Exchange Act of 1934, as amended.

     o    1940 ACT means the Investment Company Act of 1940, as amended.

     o ADVISER means Analytic Investors, Inc., the investment adviser to the Fund.



     o    BOARD refers to the Trust's Board of Trustees as a group.

     o    TRUST refers to The Advisors' Inner Circle Fund.

     o    NAV is the net asset value per share of the Fund.

     o    NYSE is the New York Stock Exchange.

     o    SEC is the U.S. Securities and Exchange Commission.

     o ADMINISTRATOR is SEI Investments Global Funds Services (formerly named SEI Investments Mutual Funds Services).

     o    DISTRIBUTOR is SEI Investments Distribution Co.

     o    CODE is the Internal Revenue Code of 1986, as amended.

     o    CFTC is the Commodity Futures Trading Commission.

Capitalized terms not defined herein are defined in the Fund's prospectus.

DESCRIPTION OF PERMITTED INVESTMENTS

WHAT INVESTMENT STRATEGIES MAY THE FUND USE?

The Fund's investment objectives and principal investment strategies are described in the prospectus(es). The following information supplements, and should be read in conjunction with, the prospectus. The Fund will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with the Fund's investment objectives and as permitted by its stated investment policies. For a description of certain permitted investments discussed below, see "Description of Permitted Investments" in this SAI.

DEBT SECURITIES

Corporations and governments use debt securities to borrow money from investors. Most debt securities promise a variable or fixed rate of return and repayment of the amount borrowed at maturity. Some debt securities, such as zero-coupon bonds, do not pay current interest and are purchased at a discount from their face value.

TYPES OF DEBT SECURITIES:

U.S. GOVERNMENT SECURITIES - U.S. government securities are securities issued by the U.S. Treasury (treasury securities) and securities issued by a federal agency or a government-sponsored entity (agency securities). Treasury securities include treasury bills, which have initial maturities of less than one year, and treasury notes, which have initial maturities of one to ten years, and treasury bonds, which have initial maturities of at least ten years, and certain types of mortgage-backed securities that are described under "Mortgage-Backed Securities" and "Other Asset-Backed Securities." This SAI discusses mortgage-backed treasury and agency securities in detail in "Mortgage-Backed Securities" and "Other Asset-Backed Securities."

The full faith and credit of the U.S. government supports treasury securities. Unlike treasury securities, the full faith and credit of the U.S. government generally does not back agency securities. Agency securities are typically supported in one of three ways:

     o    By the right of the issuer to borrow from the U.S. Treasury;

     o By the discretionary authority of the U.S. government to buy the obligations of the agency; or

     o    By the credit of the sponsoring agency.

While U.S. government securities are guaranteed as to principal and interest, their market value is not guaranteed. U.S. government securities are subject to the same interest rate and credit risks as other fixed income securities. However, since U.S. government securities are of the highest quality, the credit risk is minimal. The U.S. government does not guarantee the net asset value of the assets of the Fund.

CORPORATE BONDS - Corporations issue bonds and notes to raise money for working capital or for capital expenditures such as plant construction, equipment purchases and expansion. In return for the money loaned to the corporation by investors, the corporation promises to pay investors interest, and repay the principal amount of the bond or note.

MORTGAGE-BACKED SECURITIES - Mortgage-backed securities are interests in pools of mortgage loans that various governmental, government-related and private organizations assemble as securities for sale to investors. Unlike most debt securities, which pay interest periodically and repay principal at maturity or on specified call dates, mortgage-backed securities make monthly payments that consist of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Since homeowners usually have the option of paying either part or all of the loan balance before maturity, the effective maturity of a mortgage-backed security is often shorter than is stated.

Governmental entities, private insurers and the mortgage poolers may insure or guarantee the timely payment of interest and principal of these pools through various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The Adviser will consider such insurance and guarantees and the creditworthiness of the issuers thereof in determining whether a mortgage-related security meets its investment quality standards. It is possible that the private insurers or guarantors will not meet their obligations under the insurance policies or guarantee arrangements.

Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - GNMA is the principal governmental guarantor of mortgage-related securities. GNMA is a wholly-owned corporation of the U.S. government and it falls within the Department of Housing and Urban Development. Securities issued by GNMA are considered the equivalent of treasury securities and are backed by the full faith and credit of the U.S. government. GNMA guarantees the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of FHA-insured or VA-guaranteed mortgages. GNMA does not guarantee the market value or yield of mortgage-backed securities or the value of the Fund's shares. To buy GNMA securities, the Fund may have to pay a premium over the maturity value of the underlying mortgages, which the Fund may lose if prepayment occurs.

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - FNMA is a government-sponsored corporation owned entirely by private stockholders. FNMA is regulated by the Secretary of Housing and Urban Development. FNMA purchases conventional mortgages from a list of approved sellers and service providers, including state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Securities issued by FNMA are agency securities, which means FNMA, but not the U.S. government, guarantees their timely payment of principal and interest.

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - FHLMC is a stockholder owned corporation chartered by Congress in 1970 to increase the supply of funds that mortgage lenders, such as commercial banks, mortgage bankers, savings institutions and credit unions, can make available to homebuyers and multifamily investors. FHLMC issues Participation Certificates (PCs) which represent interests in conventional mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

COMMERCIAL BANKS, SAVINGS AND LOAN INSTITUTIONS, PRIVATE MORTGAGE INSURANCE COMPANIES, MORTGAGE BANKERS AND OTHER SECONDARY MARKET ISSUERS - Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by GNMA, FNMA & FHLMC because they are not guaranteed by a government agency.

RISKS OF MORTGAGE-BACKED SECURITIES - Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways. For example, payments of interest and principal are more frequent (usually monthly) and their interest rates are sometimes adjustable. In addition, a variety of economic, geographic, social and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. When prepayment occurs, the Fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

OTHER ASSET-BACKED SECURITIES - These securities are interests in pools of a broad range of assets other than mortgages, such as automobile loans, computer leases and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool occurs in a timely fashion ("liquidity protection"). In addition, asset-backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool ("credit support"). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

The Fund may also invest in residual interests in asset-backed securities, which consist of the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) - CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, CMOs usually pay interest monthly and have a more focused range of principal payment dates than pass-through securities. While whole mortgage loans may collateralize CMOs, mortgage-backed securities guaranteed by GNMA, FHLMC, or FNMA and their income streams more typically collateralize them.

A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended, and invests in certain mortgages primarily secured by interests in real property and other permitted investments.

CMOs are structured into multiple classes, each bearing a different stated maturity. Each class of CMO or REMIC certificate, often referred to as a "tranche," is issued at a specific interest rate and must be fully retired by its final distribution date. Generally, all classes of CMOs or REMIC certificates pay or accrue interest monthly. Investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities.


SHORT-TERM INVESTMENTS - To earn a return on uninvested assets, meet anticipated redemptions, or for temporary defensive purposes, the Fund may invest a portion of its assets in the short-term securities listed below, U.S. Government Securities and investment-grade corporate debt securities. Unless otherwise specified, a short-term debt security has a maturity of one year or less.


BANK OBLIGATIONS - The Fund will only invest in a security issued by a commercial bank if the bank:

     o Has total assets of at least $1 billion, or the equivalent in other currencies;

     o Is a U.S. bank and a member of the Federal Deposit Insurance Corporation; and

     o Is a foreign branch of a U.S. bank and the Adviser believes the security is of an investment quality comparable with other debt securities that the Fund may purchase.

TIME DEPOSITS - Time deposits are non-negotiable deposits, such as savings accounts or certificates of deposit, held by a financial institution for a fixed term with the understanding that the depositor can withdraw its money only by giving notice to the institution. However, there may be early withdrawal penalties depending upon market conditions and the remaining maturity of the obligation. The Fund may only purchase time deposits maturing from two business days through seven calendar days.

CERTIFICATES OF DEPOSIT - Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or savings and loan association for a definite period of time and earning a specified return.

BANKERS' ACCEPTANCE - A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

COMMERCIAL PAPER - Commercial paper is a short-term obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers. Such investments are unsecured and usually discounted. The Fund may invest in commercial paper rated A-1 or A-2 by Standard and Poor's Ratings Services ("S&P") or Prime-1 or Prime-2 by Moody's Investors Service ("Moody's"), or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated A or better by Moody's or by S&P. See "Appendix A - Ratings" for a description of commercial paper ratings.

STRIPPED MORTGAGE-BACKED SECURITIES - Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest ("interest only" or "IO" class) while the other class will receive the entire principal ("principal only" or "PO" class). The cash flow and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of interest only and principal only stripped mortgage-backed securities, respectively, may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

YANKEE BONDS - Yankee bonds are dollar-denominated bonds issued inside the U.S. by foreign entities. Investment in these securities involve certain risks which are not typically associated with investing in domestic securities. See "Foreign Securities."

ZERO COUPON BONDS - These securities make no periodic payments of interest, but instead are sold at a discount from their face value. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. The market value of zero coupon securities may exhibit greater price volatility than ordinary debt securities because a stripped security will have a longer duration than an ordinary debt security with the same maturity. The Fund's investments in pay-in-kind, delayed and zero coupon bonds may require it to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

These securities may include treasury securities that have had their interest payments ("coupons") separated from the underlying principal ("corpus") by their holder, typically a custodian bank or investment brokerage firm. Once the holder of the security has stripped or separated corpus and coupons, it may sell each component separately. The principal or corpus is then sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. The underlying treasury security is held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (I.E., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the U.S. Treasury sells itself.

The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record keeping system. Under a Federal Reserve program known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities," the Fund may record its beneficial ownership of the coupon or corpus directly in the book-entry record-keeping system.

TERMS TO UNDERSTAND:

MATURITY - Every debt security has a stated maturity date when the issuer must repay the amount it borrowed (principal) from investors. Some debt securities, however, are callable, meaning the issuer can repay the principal earlier, on or after specified dates (call dates). Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate, similar to a homeowner refinancing a mortgage. The effective maturity of a debt security is usually its nearest call date.

Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of the assets of the mutual fund it represents.

DURATION - Duration is a calculation that seeks to measure the price sensitivity of a debt security, or of a mutual fund that invests in debt securities, to changes in interest rates. It measures sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of a debt security. Future interest payments and principal payments are discounted to reflect their present value and then are multiplied by the number of years they will be received to produce a value expressed in years -- the duration. Effective duration takes into account call features and sinking fund prepayments that may shorten the life of a debt security.

An effective duration of four years, for example, would suggest that for each 1% reduction in interest rates at all maturity levels, the price of a security is estimated to increase by 4%. An increase in rates by the same magnitude is estimated to reduce the price of the security by 4%. By knowing the yield and the effective duration of a debt security, one can estimate total return based on an expectation of how much interest rates, in general, will change. While serving as a good estimator of prospective returns, effective duration is an imperfect measure.

FACTORS AFFECTING THE VALUE OF DEBT SECURITIES - The total return of a debt instrument is composed of two elements: the percentage change in the security's price and interest income earned. The yield to maturity of a debt security estimates its total return only if the price of the debt security remains unchanged during the holding period and coupon interest is reinvested at the same yield to maturity. The total return of a debt instrument, therefore, will be determined not only by how much interest is earned, but also by how much the price of the security and interest rates change.

o    INTEREST RATES

The price of a debt security generally moves in the opposite direction from interest rates (I.E., if interest rates go up, the value of the bond will go down, and vice versa).

o    PREPAYMENT RISK

This risk effects mainly mortgage-backed securities. Unlike other debt securities, falling interest rates can reduce the value of mortgage-backed securities, which may cause your share price to fall. Lower rates may motivate people to pay off mortgage-backed and asset-backed securities earlier than expected. The Fund may then have to reinvest the proceeds from such prepayments at lower interest rates, which can reduce its yield. The unexpected timing of mortgage and asset-backed prepayments caused by the variations in interest rates may also shorten or lengthen the average maturity of the Fund. If left unattended, drifts in the average maturity of the Fund can have the unintended effect of increasing or reducing the effective duration of the Fund, which may adversely affect the expected performance of the Fund.

o    EXTENSION RISK

The other side of prepayment risk occurs when interest rates are rising. Rising interest rates can cause the Fund's average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the sensitivity of the Fund to rising rates and its potential for price declines. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates. For these reasons, mortgage-backed securities may be less effective than other types of U.S. Government securities as a means of "locking in" interest rates.

o    CREDIT RATING

Coupon interest is offered to investors of debt securities as compensation for assuming risk, although short-term Treasury securities, such as 3-month treasury bills, are considered "risk free." Corporate securities offer higher yields than Treasury securities because their payment of interest and complete repayment of principal is less certain. The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risks that the issuer will fail to pay interest and return principal. To compensate investors for taking on increased risk, issuers with lower credit ratings usually offer their investors a higher "risk premium" in the form of higher interest rates above comparable Treasury securities.

Changes in investor confidence regarding the certainty of interest and principal payments of a corporate debt security will result in an adjustment to this "risk premium." If an issuer's outstanding debt carries a fixed coupon, adjustments to the risk premium must occur in the price, which affects the yield to maturity of the bond. If an issuer defaults or becomes unable to honor its financial obligations, the bond may lose some or all of its value.

A security rated within the four highest rating categories by a rating agency is called investment-grade because its issuer is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal. If a security is not rated or is rated under a different system, the

Adviser may determine that it is of investment-grade. The Adviser may retain securities that are downgraded, if it believes that keeping those securities is warranted.

Debt securities rated below investment-grade (junk bonds) are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. A corporation may issue a junk bond because of a corporate restructuring or other similar event. Compared with investment-grade bonds, junk bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business condition of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

Rating agencies are organizations that assign ratings to securities based primarily on the rating agency's assessment of the issuer's financial strength. The Fund currently use ratings compiled by Moody's, S&P, and Fitch. Credit ratings are only an agency's opinion, not an absolute standard of quality, and they do not reflect an evaluation of market risk. The section "Appendix A - Ratings" contains further information concerning the ratings of certain rating agencies and their significance.

The Adviser may use ratings produced by ratings agencies as guidelines to determine the rating of a security at the time the Fund buys it. A rating agency may change its credit ratings at any time. The Adviser monitors the rating of the security and will take appropriate actions if a rating agency reduces the security's rating. The Fund is not obligated to dispose of securities whose issuers subsequently are in default or which are downgraded. The Fund may invest in securities of any rating.

DERIVATIVES

Derivatives are financial instruments whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an interest rate or a market benchmark. Unless otherwise stated in the Fund's prospectus, the Fund may use derivatives for risk management purposes, including to gain exposure to various markets in a cost efficient manner, to reduce transaction costs or to remain fully invested. The Fund may also invest in derivatives to protect it from broad fluctuations in market prices, interest rates or foreign currency exchange rates (a practice known as "hedging"). When hedging is successful, the Fund will have offset any depreciation in the value of its portfolio securities by the appreciation in the value of the derivative position. Although techniques other than the sale and purchase of derivatives could be used to control the exposure of the Fund to market fluctuations, the use of derivatives may be a more effective means of hedging this exposure.

Because many derivatives have a leverage or borrowing component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Accordingly, certain derivative transactions may be considered to constitute borrowing transactions for purposes of the 1940 Act. Such a derivative transaction will not be considered to constitute the issuance of a "senior security" by the Fund, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Fund, if the Fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to certain risks.

TYPES OF DERIVATIVES:

FUTURES - A futures contract is an agreement between two parties whereby one party sells and the other party agrees to buy a specified amount of a financial instrument at an agreed upon price and time. The financial instrument underlying the contract may be a stock, stock index, bond, bond index, interest rate, foreign exchange rate or other similar instrument. Agreeing to buy the underlying financial information is called buying a futures contract or taking a long position in the contract. Likewise, agreeing to sell the underlying financial instrument is called selling a futures contract or taking a short position in the contract.


Futures contracts are traded in the U.S. on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading and regulated by the CFTC, a federal agency. These contract markets standardize the terms, including the maturity date and underlying financial instrument, of all futures contracts.


Unlike other securities, the parties to a futures contract do not have to pay for or deliver the underlying financial instrument until some future date (the delivery date). Contract markets require both the purchaser and seller to deposit "initial margin" with a futures broker, known as a futures commission merchant or custodian bank, when they enter into the contract. Initial margin deposits are typically equal to a percentage of the contract's value. After they open a futures contract, the parties to the transaction must compare the purchase price of the contract to its daily market value. If the value of the futures contract changes in such a way that a party's position declines, that party must make additional "variation margin" payments so that the margin payment is adequate. On the other hand, the value of the contract may change in such a way that there is excess margin on deposit, possibly entitling the party that has a gain to receive all or a portion of this amount. This process is known as "marking to the market."

Although the actual terms of a futures contract calls for the actual delivery of and payment for the underlying security, in many cases the parties may close the contract early by taking an opposite position in an identical contract. If the sale price upon closing out the contract is less than the original purchase price, the person closing out the contract will realize a loss. If the sale price upon closing out the contract is more than the original purchase price, the person closing out the contract will realize a gain. If the purchase price upon closing out the contract is more than the original sale price, the person closing out the contract will realize a loss. If the purchase price upon closing out the contract is less than the original sale price, the person closing out the contract will realize a gain.

The Fund may incur commission expenses when it opens or closes a futures position.


OPTIONS - An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price (known as the "strike price" or "exercise price") at any time during the option period. Unlike a futures contract, an option grants a right (not an obligation) to buy or sell a financial instrument. Generally, a seller of an option can grant a buyer two kinds of rights: a "call" (the right to buy the security) or a "put" (the right to sell the security). Options have various types of underlying instruments, including specific securities, indices of securities prices, foreign currencies, interest rates and futures contracts. Options may be traded on an exchange (exchange-traded-options) or may be customized agreements between the parties (over-the-counter or "OTC" options). Like futures, a financial intermediary, known as a clearing corporation, financially backs exchange-traded options. However, OTC options have no such intermediary and are subject to the risk that the counter-party will not fulfill its obligations under the contract.

o    PURCHASING PUT AND CALL OPTIONS


When the Fund purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the "option premium"). The Fund may purchase put options to offset or hedge against a decline in the market value of its securities ("protective puts") or to benefit from a decline in the price of securities that it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

Call options are similar to put options, except that the Fund obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. The Fund would normally purchase call options in anticipation of an increase in the market value of securities it owns or wants to buy. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. Otherwise, the Fund would realize either no gain or a loss on the purchase of the call option.

The purchaser of an option may terminate its position by:

     o    Allowing it to expire and losing its entire premium;

     o Exercising the option and either selling (in the case of a put option) or buying (in the case of a call option) the underlying instrument at the strike price; or

     o    Closing it out in the secondary market at its current price.

o    SELLING (WRITING) PUT AND CALL OPTIONS

When the Fund writes a call option it assumes an obligation to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. Similarly, when the Fund writes a put option it assumes an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. The Fund may terminate its position in an exchange-traded put option before exercise by buying an option identical to the one it has written. Similarly, it may cancel an OTC option by entering into an offsetting transaction with the counter-party to the option.


The Fund could try to hedge against an increase in the value of securities it would like to acquire by writing a put option on those securities. If security prices rise, the Fund would expect the put option to expire and the premium it received to offset the increase in the security's value. If security prices remain the same over time, the Fund would hope to profit by closing out the put option at a lower price. If security prices fall, the Fund may lose an amount of money equal to the difference between the value of the security and the premium it received. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities it would like to acquire.

The characteristics of writing call options are similar to those of writing put options, except that call writers expect to profit if prices remain the same or fall. The Fund could try to hedge against a decline in the value of securities it already owns by writing a call option. If the price of that security falls as expected, the Fund would expect the option to expire and the premium it received to offset the decline of the security's value. However, the Fund must be prepared to deliver the underlying instrument in return for the strike price, which may deprive it of the opportunity to profit from an increase in the market price of the securities it holds.


The Fund is permitted only to write covered options. At the time of selling the call option, the Fund may cover the option by owning, among other things:

     o The underlying security (or securities convertible into the underlying security without additional consideration), index, interest rate, foreign currency or futures contract;

     o A call option on the same security or index with the same or lesser exercise price;

     o A call option on the same security or index with a greater exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices;

     o Cash or liquid securities equal to at least the market value of the optioned securities, interest rate, foreign currency or futures contract; or

     o In the case of an index, the portfolio of securities that corresponds to the index.

At the time of selling a put option, the Fund may cover the put option by, among other things:

     o    Entering into a short position in the underlying security;

     o Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with the same or greater exercise price;

     o Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with a lesser exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices; or

     o    Maintaining the entire exercise price in liquid securities.

o    OPTIONS ON SECURITIES INDICES

Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

o    OPTIONS ON FUTURES

An option on a futures contract provides the holder with the right to buy a futures contract (in the case of a call option) or sell a futures contract (in the case of a put option) at a fixed time and price. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option (in the case of a call option) or a corresponding long position (in the case of a put option). If the option is exercised, the parties will be subject to the futures contracts. In addition, the writer of an option on a futures contract is subject to initial and variation margin requirements on the option position. Options on futures contracts are traded on the same contract market as the underlying futures contract.

The buyer or seller of an option on a futures contract may terminate the option early by purchasing or selling an option of the same series (I.E., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

The Fund may purchase put and call options on futures contracts instead of selling or buying futures contracts. The Fund may buy a put option on a futures contract for the same reasons it would sell a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract. The Fund may buy call options on futures contracts for the same purpose as the actual purchase of the futures contracts, such as in anticipation of favorable market conditions.

The Fund may write a call option on a futures contract to hedge against a decline in the prices of the instrument underlying the futures contracts. If the price of the futures contract at expiration were below the exercise price, the Fund would retain the option premium, which would offset, in part, any decline in the value of its portfolio securities.

The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if the market price declines, the Fund would pay more than the market price for the underlying instrument. The premium received on the sale of the put option, less any transaction costs, would reduce the net cost to the Fund.

o    COMBINED POSITIONS


The Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Fund could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument. Alternatively, the Fund could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.


o    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS


A forward foreign currency contract involves an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. Unlike futures contracts, forward contracts:

     o Do not have standard maturity dates or amounts (I.E., the parties to the contract may fix the maturity date and the amount).

     o Are traded in the inter-bank markets conducted directly between currency traders (usually large commercial banks) and their customers, as opposed to futures contracts which are traded only on exchanges regulated by the CFTC.

     o    Do not require an initial margin deposit.

     o May be closed by entering into a closing transaction with the currency trader who is a party to the original forward contract, as opposed to a commodities exchange.

FOREIGN CURRENCY HEDGING STRATEGIES - A "settlement hedge" or "transaction hedge" is designed to protect the Fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. The Fund may also use forward contracts to purchase or sell a foreign currency when it anticipates purchasing or selling securities denominated in foreign currency, even if it has not yet selected the specific investments.

The Fund may use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the currency in which the Fund's investment is denominated. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. They simply establish a rate of exchange that one can achieve at some future point in time. Additionally, these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency and to limit any potential gain that might result from the increase in value of such currency.

The Fund may enter into forward contracts to shift its investment exposure from one currency into another. Such transactions may call for the delivery of one foreign currency in exchange for another foreign currency, including currencies in which its securities are not then denominated. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased. Cross-hedges may protect against losses resulting from a decline in the hedged currency, but will cause the Fund to assume the risk of fluctuations in the value of the currency it purchases. Cross hedging transactions also involve the risk of imperfect correlation between changes in the values of the currencies involved.

It is difficult to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, the Fund may have to purchase additional foreign currency on the spot market if the market value of a security it is hedging is less than the amount of foreign currency it is obligated to deliver. Conversely, the Fund may have to sell on the spot market some of the foreign currency it received upon the sale of a security if the market value of such security exceeds the amount of foreign currency it is obligated to deliver.

SWAPS, CAPS, COLLARS AND FLOORS

SWAP AGREEMENTS - A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indices, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of the Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counter-party's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counter-party is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, the Fund may not be able to recover the money it expected to receive under the contract.

A swap agreement can be a form of leverage, which can magnify the Fund's gains or losses. In order to reduce the risk associated with leveraging, the Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If the Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund's accrued obligations under the agreement.

o    EQUITY SWAPS


In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay.

o    INTEREST RATE SWAPS


Interest rate swaps are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future. Some of the different types of interest rate swaps are "fixed-for floating rate swaps," "termed basis swaps" and "index amortizing swaps." Fixed-for floating rate swaps involve the exchange of fixed interest rate cash flows for floating rate cash flows. Termed basis swaps entail cash flows to both parties based on floating interest rates, where the interest rate indices are different. Index amortizing swaps are typically fixed-for floating swaps where the notional amount changes if certain conditions are met.

Like a traditional investment in a debt security, the Fund could lose money by investing in an interest rate swap if interest rates change adversely. For example, if the Fund enters into a swap where it agrees to exchange a floating rate of interest for a fixed rate of interest, the Fund may have to pay more money than it receives. Similarly, if the Fund enters into a swap where it agrees to exchange a fixed rate of interest for a floating rate of interest, the Fund may receive less money than it has agreed to pay.

o    CURRENCY SWAPS


A currency swap is an agreement between two parties in which one party agrees to make interest rate payments in one currency and the other promises to make interest rate payments in another currency. The Fund may enter into a currency swap when it has one currency and desires a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. Changes in foreign exchange rates and changes in interest rates, as described above may negatively affect currency swaps.

CAPS, COLLARS AND FLOORS - Caps and floors have an effect similar to buying or writing options. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level. The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

RISKS OF DERIVATIVES:

While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance of the Fund than if it had not entered into any derivatives transactions. Derivatives may magnify the Fund's gains or losses, causing it to make or lose substantially more than it invested.

When used for hedging purposes, increases in the value of the securities the Fund holds or intends to acquire should offset any losses incurred with a derivative. Purchasing derivatives for purposes other than hedging could expose the Fund to greater risks.


CORRELATION OF PRICES - The Fund's ability to hedge its securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities. In the case of poor correlation, the price of the securities the Fund is hedging may not move in the same amount, or even in the same direction as the hedging instrument. The Adviser will try to minimize this risk by investing only in those contracts whose behavior it expects to resemble with the portfolio securities it is trying to hedge. However, if the Fund's prediction of interest and currency rates, market value, volatility or other economic factors is incorrect, the Fund may lose money, or may not make as much money as it expected.


Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative. Listed below are some of the factors that may cause such a divergence:

     o current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract;

     o a difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits or trading of an instrument stops; and

     o differences between the derivatives, such as different margin requirements, different liquidity of such markets and the participation of speculators in such markets.

Derivatives based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than derivatives based on a broad market index. Since narrower indices are made up of a smaller number of securities, they are more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.

While currency futures and options values are expected to correlate with exchange rates, they may not reflect other factors that affect the value of the investments of the Fund. A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect the Fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of the

Fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Fund's investments precisely over time.

LACK OF LIQUIDITY - Before a futures contract or option is exercised or expires, the Fund can terminate it only by entering into a closing purchase or sale transaction. Moreover, the Fund may close out a futures contract only on the exchange the contract was initially traded. Although the Fund intends to purchase options and futures only where there appears to be an active market, there is no guarantee that such a liquid market will exist. If there is no secondary market for the contract, or the market is illiquid, the Fund may not be able to close out its position. In an illiquid market, the Fund may:

     o have to sell securities to meet its daily margin requirements at a time when it is disadvantageous to do so;

     o    have to purchase or sell the instrument underlying the contract;

     o    not be able to hedge its investments; and

     o    not be able to realize profits or limit its losses.

Derivatives may become illiquid (I.E., difficult to sell at a desired time and price) under a variety of market conditions. For example:

     o an exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives or all derivatives, which sometimes occurs because of increased market volatility;

     o unusual or unforeseen circumstances may interrupt normal operations of an exchange;

     o the facilities of the exchange may not be adequate to handle current trading volume;

     o equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other occurrences may disrupt normal trading activity; or

     o investors may lose interest in a particular derivative or category of derivatives.

MANAGEMENT RISK - If the Adviser incorrectly predicts stock market and interest rate trends, the Fund may lose money by investing in derivatives. For example, if the Fund were to write a call option based on the Adviser's expectation that the price of the underlying security would fall, but the price were to rise instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the Fund were to write a put option based on the Adviser's expectation that the price of the underlying security would rise, but the price were to fall instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.

MARGIN - Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage. Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to the Fund and it may lose more than it originally invested in the derivative.


If the price of a futures contract changes adversely, the Fund may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement. The Fund may lose its margin deposits if a broker with whom it has an open futures contract or related option becomes insolvent or declares bankruptcy.

VOLATILITY AND LEVERAGE - The prices of derivatives are volatile (I.E., they may change rapidly, substantially and unpredictably) and are influenced by a variety of factors, including:

     o    actual and anticipated changes in interest rates;

     o    fiscal and monetary policies; and

     o    national and international political events.

Most exchanges limit the amount by which the price of a derivative can change during a single trading day. Daily trading limits establish the maximum amount that the price of a derivative may vary from the settlement price of that derivative at the end of trading on the previous day. Once the price of a derivative reaches this value, the Fund may not trade that derivative at a price beyond that limit. The daily limit governs only price movements during a given day and does not limit potential gains or losses. Derivative prices have occasionally moved to the daily limit for several consecutive trading days, preventing prompt liquidation of the derivative.

Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage. Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to the Fund and it may lose more than it originally invested in the derivative.

If the price of a futures contract changes adversely, the Fund may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement. The Fund may lose its margin deposits if a broker-dealer with whom it has an open futures contract or related option becomes insolvent or declares bankruptcy.

EQUITY SECURITIES

TYPES OF EQUITY SECURITIES:



COMMON STOCKS - Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company's board of directors.


PREFERRED STOCKS - Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock. Generally, the market values of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk.

CONVERTIBLE SECURITIES - Convertible securities are securities that may be exchanged for, converted into, or exercised to acquire a predetermined number of shares of the issuer's common stock at the Fund's option during a specified time period (such as convertible preferred stocks, convertible debentures and warrants). A convertible security is generally a fixed income security that is senior to common stock in an issuer's capital structure, but is usually subordinated to similar non-convertible securities. In exchange for the conversion feature, many corporations will pay a lower rate of interest on convertible securities than debt securities of the same corporation. In general, the market value of a convertible security is at least the higher of its "investment value" (I.E., its value as a fixed income security) or its "conversion value" (I.E., its value upon conversion into its underlying common stock).

Convertible securities are subject to the same risks as similar securities without the convertible feature. The price of a convertible security is more volatile during times of steady interest rates than other types of debt securities. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying common stock declines.

A synthetic convertible security is a combination investment in which the Fund purchases both (i) high-grade cash equivalents or a high grade debt obligation of an issuer or U.S. government securities and (ii) call options or warrants on the common stock of the same or different issuer with some or all of the anticipated interest income from the associated debt obligation that is earned over the holding period of the option or warrant.

While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock. A synthetic convertible position has similar investment characteristics, but may differ with respect to credit quality, time to maturity, trading characteristics, and other factors. Because the Fund will create synthetic convertible positions only out of high grade fixed income securities, the credit rating associated with the Fund's synthetic convertible investments is generally expected to be higher than that of the average convertible security, many of which are rated below high grade. However, because the options used to create synthetic convertible positions will generally have expirations between one month and three years of the time of purchase, the maturity of these positions will generally be shorter than average for convertible securities. Since the option component of a convertible security or synthetic convertible position is a wasting asset (in the sense of losing "time value" as maturity approaches), a synthetic convertible position may lose such value more rapidly than a convertible security of longer maturity; however, the gain in option value due to appreciation of the underlying stock may exceed such time value loss, the market price of the option component generally reflects these differences in maturities, and the Adviser takes such differences into account when evaluating such positions. When a synthetic convertible position "matures" because of the expiration of the associated option, the Fund may extend the maturity by investing in a new option with longer maturity on the common stock of the same or different issuer. If the Fund does not so extend the maturity of a position, it may continue to hold the associated fixed income security.


RIGHTS AND WARRANTS - A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

RISKS OF INVESTING IN EQUITY SECURITIES:

GENERAL RISKS OF INVESTING IN STOCKS - While investing in stocks allows investors to participate in the benefits of owning a company, such investors must accept the risks of ownership. Unlike bondholders, who have preference to a company's earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company's stock will usually react more strongly to actual or perceived changes in the company's financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money.

Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company's stock may fall because of:

     o Factors that directly relate to that company, such as decisions made by its management or lower demand for the company's products or services;

     o Factors affecting an entire industry, such as increases in production costs; and

     o Changes in general financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

SMALL AND MEDIUM-SIZED COMPANIES - Investors in small and medium-sized companies typically take on greater risk and price volatility than they would by investing in larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small and medium-sized companies are often traded in the OTC market and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid, and subject to more abrupt or erratic market movements, than securities of larger, more established companies.

TECHNOLOGY COMPANIES - Stocks of technology companies have tended to be subject to greater volatility than securities of companies that are not dependent upon or associated with technological issues. Technology companies operate in various industries. Since these industries frequently share common characteristics, an event or issue affecting one industry may significantly influence other, related industries. For example, technology companies may be strongly affected by worldwide scientific or technological developments and their products and services may be subject to governmental regulation or adversely affected by governmental policies.

INITIAL PUBLIC OFFERINGS ("IPO") - The Fund may invest a portion of its assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on the Fund with a small asset base. The impact of IPOs on the Fund's performance likely will decrease as the Fund's asset size increases, which could reduce the Fund's total returns. IPOs may not be consistently available to the Fund for investing, particularly as the Fund's asset base grows. Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses for the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Holders of IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

The Fund's investment in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

FOREIGN SECURITIES

TYPES OF FOREIGN SECURITIES:

Foreign securities are debt and equity securities that are traded in markets outside of the U.S. The markets in which these securities are located can be developed or emerging. Investors can invest in foreign securities in a number of ways:

     o They can invest directly in foreign securities denominated in a foreign currency;

     o They can invest in American Depositary Receipts, European Depositary Receipts and other similar global instruments; and

     o    They can invest in investment funds.

AMERICAN DEPOSITARY RECEIPTS (ADRS) - American Depositary Receipts (ADRs) are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the U.S. or elsewhere. A custodian bank or similar financial institution in the issuer's home country holds the underlying shares in trust. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. ADRs are subject to many of the risks associated with investing directly in foreign securities. Europeans Depositary Receipts (EDRs) are similar to ADRs, except that they are typically issued by European banks or trust companies.

ADRs can be sponsored or unsponsored. While these types are similar, there are differences regarding a holder's rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities. Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer's request. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

EMERGING MARKETS - An "emerging country" is generally a country that the International Bank for Reconstruction and Development (World Bank) and the International Finance Corporation would consider to be an emerging or developing country. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products (GNP) than more developed countries. There are currently over 130 countries that the international financial community generally considers to be emerging or developing countries, approximately 40 of which currently have stock markets. These countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

INVESTMENT FUNDS - Some emerging countries currently prohibit direct foreign investment in the securities of their companies. Certain emerging countries, however, permit indirect foreign investment in the securities of companies listed and traded on their stock exchanges through investment funds that they have specifically authorized. Investments in these investment funds are subject to the provisions of the 1940 Act. Shareholders of the Fund that invests in such investment funds will bear not only their proportionate share of the expenses of the Fund (including operating expenses and the fees of the Adviser), but also will indirectly bear similar expenses of the underlying investment funds. In addition, these investment funds may trade at a premium over their net asset value.

RISKS OF FOREIGN SECURITIES:

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

POLITICAL AND ECONOMIC FACTORS - Local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments may affect the value of foreign investments. Listed below are some of the more important political and economic factors that could negatively affect an investment in foreign securities:

     o The economies of foreign countries may differ from the economy of the U.S. in such areas as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, budget deficits and national debt;

     o Foreign governments sometimes participate to a significant degree, through ownership interests or regulation, in their respective economies. Actions by these governments could significantly influence the market prices of securities and payment of dividends;

     o The economies of many foreign countries are dependent on international trade and their trading partners and they could be severely affected if their trading partners were to enact protective trade barriers and economic conditions;

     o The internal policies of a particular foreign country may be less stable than in the U.S. Other countries face significant external political risks, such as possible claims of sovereignty by other countries or tense and sometimes hostile border clashes; and

     o A foreign government may act adversely to the interests of U.S. investors, including expropriation or nationalization of assets, confiscatory taxation and other restrictions on U.S. investment. A country may restrict or control foreign investments in its securities markets. These restrictions could limit the Fund's ability to invest in a particular country or make it very expensive for the Fund to invest in that country. Some countries require prior governmental approval, limit the types or amount of securities or companies in which a foreigner can invest. Other companies may restrict the ability of foreign investors to repatriate their investment income and capital gains.

INFORMATION AND SUPERVISION - There is generally less publicly available information about foreign companies than companies based in the U.S. For example, there are often no reports and ratings published about foreign companies comparable to the ones written about U.S. companies. Foreign companies are typically not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. The lack of comparable information makes investment decisions concerning foreign companies more difficult and less reliable than domestic companies.

STOCK EXCHANGE AND MARKET RISK - The Adviser anticipates that in most cases an exchange or OTC market located outside of the U.S. will be the best available market for foreign securities. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as the markets in the U.S. Foreign stock markets tend to differ from those in the U.S. in a number of ways.

Foreign stock markets:

     o are generally more volatile than, and not as developed or efficient as, those in the U.S.;

     o    have substantially less volume;

     o trade securities that tend to be less liquid and experience rapid and erratic price movements;

     o have generally higher commissions and are subject to set minimum rates, as opposed to negotiated rates;

     o employ trading, settlement and custodial practices less developed than those in U.S. markets; and

     o may have different settlement practices, which may cause delays and increase the potential for failed settlements.

Foreign markets may offer less protection to shareholders than U.S. markets because:

     o foreign accounting, auditing, and financial reporting requirements may render a foreign corporate balance sheet more difficult to understand and interpret than one subject to U.S. law and standards.

     o adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis.

     o in general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the U.S.

     o OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated.

     o economic or political concerns may influence regulatory enforcement and may make it difficult for shareholders to enforce their legal rights.

     o restrictions on transferring securities within the U.S. or to U.S. persons may make a particular security less liquid than foreign securities of the same class that are not subject to such restrictions.

FOREIGN CURRENCY RISK - While the Fund denominates its net asset value in U.S. dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are:

     o It may be expensive to convert foreign currencies into U.S. dollars and vice versa;

     o Complex political and economic factors may significantly affect the values of various currencies, including U.S. dollars, and their exchange rates;

     o Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces;

     o There may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis;

     o Available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and

     o The inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.


TAXES - Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries it is possible for the Fund to recover a portion of these taxes, the portion that cannot be recovered will reduce the income the Fund receives from its investments. The Fund does not expect such foreign withholding taxes to have a significant impact on performance.

EMERGING MARKETS - Investing in emerging markets may magnify the risks of foreign investing. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may:

     o    Have relatively unstable governments;

     o Present greater risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets;

     o Offer less protection of property rights than more developed countries; and

     o Have economies that are based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

INVESTMENT COMPANIES

The Fund may buy and sell shares of other investment companies. Such investment companies may pay management and other fees that are similar to the fees currently paid by the Fund. Like other shareholders, the Fund would pay its proportionate share of those fees. Consequently, shareholders of the Fund would pay not only the management fees of the Fund, but also the management fees of the investment company in which the Fund invests. The Fund may invest up to 10% of its total assets in the securities of other investment companies, but may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the outstanding securities of any one investment company, unless it does so in reliance on a statutory exemption under the 1940 Act or rule or SEC staff interpretations thereunder.

REPURCHASE AGREEMENTS

In a repurchase agreement, an investor agrees to buy a security (underlying security) from a securities dealer or bank that is a member of the Federal Reserve System (counter-party). At the time, the counter-party agrees to repurchase the underlying security for the same price, plus interest. Repurchase agreements are generally for a relatively short period (usually not more than seven days). The Fund normally uses repurchase agreements to earn income on assets that are not invested. When the Fund enters into a repurchase agreement it will:

     o Pay for the underlying securities only upon physically receiving them or upon evidence of their receipt in book-entry form; and

     o Require the counter party to add to the collateral whenever the price of the repurchase agreement rises above the value of the underlying security (I.E., it will require the borrower to "mark to the market" on a daily basis).

If the seller of the security declares bankruptcy or otherwise becomes financially unable to buy back the security, the Fund's right to sell the security may be restricted. In addition, the value of the security might decline before the Fund can sell it and the Fund might incur expenses in enforcing its rights.

RESTRICTED AND ILLIQUID SECURITIES


While the Fund does not anticipate doing so, it may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act"), but which can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. The Fund will not invest more than 15% of its net assets in illiquid securities. If the percentage of the Fund's net assets invested in illiquid securities exceeds 15% due to market activity, the Fund will take appropriate measures to reduce its holdings of illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Under the current guidelines of the staff of the SEC, illiquid securities also are considered to include, among other securities, purchased over-the-counter options, certain cover for over-the-counter options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. The Fund may not be able to sell illiquid securities when the Adviser considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on net asset value.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a "safe harbor" from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, the Fund may make such investments whether or not such securities are "illiquid" depending on the market that exists for the particular security. The Board has delegated the responsibility for determining the liquidity of Rule 144A restricted securities which may be invested in by the Fund to the Adviser.


SECURITIES LENDING

The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Trustees. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). The Fund will not lend portfolio securities to its Adviser or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent.

By lending its securities, the Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. The Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

SHORT SALES

DESCRIPTION OF SHORT SALES:

Selling a security short is when an investor sells a security it does not own. To sell a security short an investor must borrow the security from someone else to deliver to the buyer. The investor then replaces the security it borrowed by purchasing it at the market price at or before the time of replacement. Until it replaces the security, the investor repays the person that lent it the security for any interest or dividends that may have accrued during the period of the loan.

Investors typically sell securities short to:

     o    Take advantage of an anticipated decline in prices.

     o    Protect a profit in a security it already owns.

The Fund can lose money if the price of the security it sold short increases between the date of the short sale and the date on which the Fund replaces the borrowed security. Because the market price of the security sold short could increase without limit, the Fund could also be subject to a theoretically unlimited loss. Likewise, the Fund can profit if the price of the security declines between those dates.

To borrow the security, the Fund may be required to pay a premium, which would increase the cost of the security sold. The Fund will also incur transaction costs in effecting short sales. The Fund's gains and losses will be decreased or increased, as the case may be, by the amount of the premium, dividends, interest, or expenses the Fund may be required to pay in connection with a short sale.

The broker will retain the net proceeds of the short sale, to the extent necessary to meet margin requirements, until the short position is closed out.


SHORT SALES AGAINST THE BOX - In addition, the Fund may engage in short sales "against the box." In a short sale against the box, the Fund agrees to sell at a future date a security that it either currently owns or has the right to acquire at no extra cost. The Fund will incur transaction costs to open, maintain and close short sales against the box. For tax purposes, a short sale against the box may be a taxable event to the Fund.

RESTRICTIONS ON SHORT SALES:

The Fund will not short sell a security if:

     o After giving effect to such short sale, the total market value of all securities sold short would exceed 25% of the value of the Fund's net assets.

     o The market value of the securities of any single issuer that have been sold short by the Fund would exceed three percent (3%) of the value of the Fund's net assets.

     o Any security sold short would constitute more than two percent (2%) of any class of the issuer's securities.

Whenever the Fund sells a security short, its custodian segregates an amount of cash or liquid securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) any cash or U.S. government securities the Fund is required to deposit with the broker in connection with the short sale (not including the proceeds from the short sale). The segregated assets are marked to market daily in an attempt to ensure that the amount deposited in the segregated account plus the amount deposited with the broker is at least equal to the market value of the securities at the time they were sold short.

WHEN ISSUED, DELAYED - DELIVERY AND FORWARD TRANSACTIONS

A when-issued security is one whose terms are available and for which a market exists, but which have not been issued. In a forward delivery transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time. "Delayed delivery" refers to securities transactions on the secondary market where settlement occurs in the future. In each of these transactions, the parties fix the payment obligation and the interest rate that they will receive on the securities at the time the parties enter the commitment; however, they do not pay money or deliver securities until a later date. Typically, no income accrues on securities the Fund has committed to purchase before the securities are delivered, although the Fund may earn income on securities it has in a segregated account to cover its position. The Fund will only enter into these types of transactions with the intention of actually acquiring the securities, but may sell them before the settlement date.

The Fund uses when-issued, delayed-delivery and forward delivery transactions to secure what it considers an advantageous price and yield at the time of purchase. When the Fund engages in when-issued, delayed-delivery or forward delivery transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, the Fund may miss the opportunity to obtain the security at a favorable price or yield.

When purchasing a security on a when-issued, delayed delivery, or forward delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the market value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because the Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

The Fund will segregate cash or liquid securities equal in value to commitments for the when-issued, delayed delivery or forward delivery transactions. The Fund will segregate additional liquid assets daily so that the value of such assets is equal to the amount of the commitments.

INVESTMENT POLICIES OF THE FUND

The Fund will determine compliance with the investment limitation percentages below (with the exception of a limitation relating to borrowing and illiquid securities) and other investment requirements in this SAI immediately after and as a result of its acquisition of such security or other asset. Accordingly, the Fund generally will not consider changes in values, net assets or other circumstances when determining whether the investment complies with its investment limitations.

FUNDAMENTAL POLICIES

The following investment limitations are fundamental, which means that the Fund cannot change them without approval by the vote of a majority of the outstanding voting securities of the Fund, as defined by the 1940 Act. The Fund may not:

     o Make any investment inconsistent with its classification as a diversified series of an open-end investment company under the 1940 Act. This restriction does not, however, apply if the Fund is classified as a non-diversified series of an open-end investment company under the 1940 Act.

     o Borrow money, except to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction and the guidelines set forth in the Fund's prospectus and SAI as they may be amended from time to time.

     o Issue senior securities, except to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction.

     o Underwrite securities of other issuers, except insofar as the Fund may technically be deemed to be an underwriter under the 1933 Act in connection with the purchase or sale of its portfolio securities.

     o Concentrate its investments in the securities of one or more issuers conducting their principal business activities in the same industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

     o Purchase or sell real estate, except (1) to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction, (2) that the Fund may invest in securities of issuers that deal or invest in real estate and (3) that the Fund may purchase securities secured by real estate or interests therein.

     o Purchase or sell commodities or contracts on commodities except that the Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

     o Make loans to other persons, except that the Fund may lend its portfolio securities in accordance with applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction and the guidelines set forth in the Fund's prospectus and statement of additional information as they may be amended from time to time. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

NON-FUNDAMENTAL POLICIES

The following limitations are non-fundamental, which means the Fund may change them without shareholder approval. The Fund may:

     o Not borrow money, except that (1) the Fund may borrow from banks (as defined in the 1940 Act) or enter into reverse repurchase agreements, in amounts up to 33 1/3% of its total assets (including the amount borrowed); (2) the Fund may borrow up to an additional 5% of its total assets for temporary purposes, (3) the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (4) the Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

          Notwithstanding the investment restrictions above, the Fund may not borrow amounts in excess of 33 1/3% of its total assets, taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes such as the redemption of portfolio shares. The Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights.

     o Purchase and sell currencies or securities on a when-issued, delayed delivery or forward-commitment basis.

     o Purchase and sell foreign currency, purchase options on foreign currency and foreign currency exchange contracts.

     o    Invest in the securities of foreign issuers.

     o Purchase shares of other investment companies to the extent permitted by applicable law. The Fund may, notwithstanding any fundamental policy or other limitation, invest all of its investable assets in securities of a single open-end management investment company with substantially the same investment objectives, policies and limitations.

          The 1940 Act currently permits the Fund to invest up to 10% of its total assets in the securities of other investment companies. However, the Fund may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the outstanding securities of one investment company.

     o Invest in illiquid and restricted securities to the extent permitted by applicable law.

The Fund intends to follow the policies of the SEC as they are adopted from time to time with respect to illiquid securities, including (1) treating as illiquid securities that may not be disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment on its books; and (2) limiting its holdings of such securities to 15% of net assets. The Fund may:

     o    Write covered call options and may buy and sell put and call options.

     o    Enter into repurchase agreements.

     o Lend portfolio securities to registered broker-dealers or other institutional investors. These loans may not exceed 33 1/3% of the Fund's total assets taken at market value. In addition, the Fund must receive at least 100% collateral.

     o    Sell securities short and engage in short sales "against the box."

     o    Enter into swap transactions.

Further,

The Fund may not change its investment strategy to invest at least 80% of its net assets, including any borrowing for investment purposes, in equity securities without 60 days' prior written notice to shareholders.

INVESTMENT ADVISORY AND OTHER SERVICES


INVESTMENT ADVISER. Analytic Investors, Inc., located at 500 South Grand Avenue, 23rd Floor, Los Angeles, CA 90071, is the investment adviser to the Fund. The adviser was founded in 1970 as Analytic Investment Management, Inc., one of the first independent investment counsel firms specializing in the creation and continuous management of optioned equity and optioned debt funds for fiduciaries and other long term shareholders. It is one of the oldest investment management firms in this specialized area. In 1985 it became a wholly-owned affiliate of Old Mutual (US) Holdings, Inc. ("Old Mutual US") (formerly named United Asset Management Corporation). In January 1996, Analytic Investment Management, Inc. acquired and merged with TSA Capital Management which emphasizes U.S. and global tactical asset allocation, currency management, quantitative equity and fixed income management, as well as option and yield curve strategies.


Old Mutual US is a holding company incorporated in Delaware in December 1980 (under the name United Asset Management Corporation) for the purpose of acquiring and owning firms engaged primarily in institutional investment management. In 2000, Old Mutual plc, a financial services group based in the United Kingdom, purchased all of the shares of United Asset Management Corporation. Subsequently, the name of United Asset Management Corporation was changed to Old Mutual (US) Holdings Inc.

Since its first acquisition in August 1983, Old Mutual US acquired or organized more than 23 affiliated firms. The affiliated firms provide investment management to private accounts, mutual funds and other institutional and sophisticated investors. Investment strategies employed and securities selected by affiliated firms are separately chosen by each of them. Several affiliated firms also act as investment advisers to separate series or Funds of the Trust.

The Adviser utilizes state of the art quantitative investment management techniques in seeking to deliver consistent investment performance. The Adviser believes that the use of such techniques allow it to fulfill its clients' objectives through rational, systematic identification of market opportunities, while minimizing the impact of human emotions which often dominate investment decision making. The firm has based its investment decisions on quantitative techniques for more than 25 years.

DEFENSIVE EQUITY FUND

The Fund is a stock portfolio that combines a quantitative approach to stock selection with a unique hedging style. As the name suggests, the goal of the portfolio is to allow shareholders to enjoy substantial protection against a declining stock market while still allowing for the shareholder to participate to a large degree in a rising stock market. The core strategy of the portfolio is based on a belief that there are five primary elements that drive an individual stock's performance: 1) relative valuation, 2) growth potential, 3) historical return momentum, 4) liquidity and 5) risk. The valuation process examines dozens of financial measures within these five elements. The Adviser accepts, however, that the predictive power of each of these financial measures has changed over time and will continue to change into the future. As a result, the Adviser has developed a unique weighting process for each of these financial measures which allows its approach to adapt to constantly changing market conditions. The adaptive approach increases the weight of those variables that have contributed most heavily to recent performance and decreases the weight to those measures that have lost their predictive capacity. The stock selection process commences by developing rankings for all the companies in the Equity Universe based on the combined attractiveness of the five elements. This requires extensive analysis and necessitates the assistance of a computer model to simultaneously evaluate all the data for each stock. Once the stocks are ranked, a highly diversified portfolio is constructed by selecting that combination of stocks which represents the best potential return while maintaining a risk profile that is similar to the Equity Universe. Individual security positions are limited to a maximum of a 3% active position relative to their respective weights in the Equity Universe. Once established, this portfolio is strategically hedged to reduce the risk to the overall portfolio when individual stocks become excessively volatile. In the process, the Adviser's quantitative approach greatly reduces the exposures to firm size, market style, and economic sector biases. This is referred to as being size neutral, style neutral and sector neutral.


ADVISORY AGREEMENT WITH THE TRUST. The Trust and the Adviser have entered into an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser serves as the investment adviser and makes the investment decisions for the Fund and continuously reviews, supervises and administers the investment program of the Fund, subject to the supervision of, and policies established by, the Trustees of the Trust. After the initial two year term, the continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

ADVISORY FEES PAID TO THE ADVISER. For its services, the Fund pays the Advisor a fee calculated at an annual rate of 0.60% of average net assets. Due to the effect of fee waivers by the Adviser, the actual percentage of average net assets that the Fund pays in any given year may be different from the rate set forth in its contract with the Adviser. For the last three fiscal years, the Fund paid the following in management fees to the Adviser:

--------------------------- ------------------------------------------- ----------------------------------------------
           FUND                             FEES PAID*                                  FEES WAIVED*
--------------------------- ------------------------------------------- ----------------------------------------------
                                2002          2003           2004            2002            2003            2004
--------------------------- ------------- -------------- -------------- --------------- ---------------- -------------

Defensive Equity              $44,031        $14,149                       $178,296        $230,412
--------------------------- ------------- -------------- -------------- --------------- ---------------- -------------

* For periods prior to June 24, 2002, figures relate to payments made by the Predecessor Analytic Defensive Equity Fund to the Predecessor Adviser.


PORTFOLIO MANAGERS

This section includes information about the Fund's portfolio managers, including information about other accounts managed, the dollar range of Fund shares owned and how the portfolio manager is compensated.

COMPENSATION. The Adviser compensates the Fund's portfolio managers for their management of the Fund. The portfolio managers' compensation consists of an industry competitive base salary, discretionary bonus, and deferred compensation consisting of an allocation to the Adviser's commingled fund with a three-year vesting period. The Adviser considers three factors in awarding a discretionary bonus, including (i) performance results of the portfolio manager's investment strategy as compared to each strategy's specific benchmark, as well as the Adviser's annual performance targets, (ii) overall performance of the Adviser, in terms of profitability, and (iii) the individual portfolio manager's contribution, based on goals established during the performance period.

FUND SHARES OWNED BY THE PORTFOLIO MANAGER. The following table shows the dollar amount range of the portfolio manager's "beneficial ownership" of shares of the Fund as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.


---------------------------------- -------------------------------------------------------------------------------------
NAME                                                               DOLLAR RANGE OF FUND SHARES*
---------------------------------- -------------------------------------------------------------------------------------
---------------------------------- -------------------------------------------------------------------------------------


Robert Murdock                                      $50,001-$100,000 of the Analytic Defensive Equity Fund

---------------------------------- -------------------------------------------------------------------------------------

Greg McMurran                                       $100,001-$500,000 of the Analytic Defensive Equity Fund

---------------------------------- -------------------------------------------------------------------------------------

Harindra de Silva                                   $100,001-$500,000 of the Analytic Defensive Equity Fund

---------------------------------- -------------------------------------------------------------------------------------



---------------------------------- -------------------------------------------------------------------------------------
Steven Sapra                                           $10,001-$50,000 of the Analytic Defensive Equity Fund
---------------------------------- -------------------------------------------------------------------------------------
Dennis Bein                                          $10,001 - $50,000 of the Analytic Global Long-Short Fund
                                                      $50,001-$100,000 of the Analytic Defensive Equity Fund
---------------------------------- -------------------------------------------------------------------------------------


*        Valuation date is December 31, 2004.

OTHER ACCOUNTS. In addition to the Fund, the portfolio manager is responsible for the day-to-day management of certain other accounts, as follows (note that one of the accounts is subject to a performance-based advisory fee):


---------------- ------------------------------- ------------------------------ ----------------------------------------
     NAME            REGISTERED INVESTMENT          OTHER POOLED INVESTMENT                 OTHER ACCOUNTS

                           COMPANIES                       VEHICLES
---------------- ------------------------------- ------------------------------ ----------------------------------------
                  NUMBER OF      TOTAL ASSETS     NUMBER OF     TOTAL ASSETS      NUMBER OF          TOTAL ASSETS
                   ACCOUNTS                        ACCOUNTS                       ACCOUNTS
---------------- ------------- ----------------- ------------- ---------------- -------------- -------------------------
Robert Murdock        0               $0              2          $91,400,000          8              $157,500,000
---------------- ------------- ----------------- ------------- ---------------- -------------- -------------------------
Dennis Bein           8          $865,200,000        152*       $993,000,000        213*            $1,002,000,000
---------------- ------------- ----------------- ------------- ---------------- -------------- -------------------------
Greg McMurran         0               $0              2          $91,400,000         11             $3,500,000,000
---------------- ------------- ----------------- ------------- ---------------- -------------- -------------------------
Harindra de           7          $862,000,000        152*      $1,000,000,000       213*            $1,200,000,000
Silva
---------------- ------------- ----------------- ------------- ---------------- -------------- -------------------------
Steven Sapra          8          $865,200,000        114*       $814,000,000        213*            $1,002,000,000
---------------- ------------- ----------------- ------------- ---------------- -------------- -------------------------


* Includes four accounts with aggregated assets under management of $179,000,000 that are subject to a performance-based advisory fee.
2* Includes nine accounts with aggregated assets under management of $276,900,000 that are subject to a performance-based advisory fee.
3* Includes six accounts with aggregated assets under management of $493,000,000 that are subject a performance-based advisory fee.
4* Includes six accounts with aggregated assets under management of $227,400,000 that are subject to a performance-based advisory fee.
5* Includes one account with assets under management of $3,200,000,000 that is subject to a performance-based advisory fee.

CONFLICTS OF INTERESTS. The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with his management of a Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. Another potential conflict could include the portfolio manager's knowledge about the size, timing and possible market impact of Fund trades, whereby the portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. In addition, it is also possible that a potential conflict of interest may arise because the portfolio managers manage accounts with a performance-based management fee in addition to the Fund and other accounts without a performance-based fee. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.


THE ADMINISTRATOR

GENERAL. SEI Investments Global Funds Services (the "Administrator"), a Delaware statutory trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

ADMINISTRATION AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Administrator also serves as the shareholder servicing agent for the Fund under a shareholder servicing agreement with the Trust pursuant to which the Administrator provides certain shareholder services in addition to those set forth in the Administration Agreement.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of one year after the effective date of the agreement and shall continue in effect for successive periods of two years unless terminated by either party on not less than 90 days' prior written notice to the other party.


ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. For its services under the Administration Agreement, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.12% for the first $250 million in assets, 0.10% for the next $250 million in assets, 0.08% for the next $250 million in assets and 0.04% for all assets greater than $750 million. The minimum fee is $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, an additional $75,000 for each additional portfolio over three and $20,000 for each additional class per portfolio after the first class, apportioned to the Fund as a percentage of average daily net assets. Due to these minimums, the annual administration fee the Fund pays will exceed the above percentages at low asset levels. For the fiscal years ended December 31, 2002, 2003 and 2004, the Fund paid the following administration fees:


---------------------------- --------------------------------------------------------------------------------
           FUND                                            ADMINISTRATION FEE
---------------------------- --------------------------------------------------------------------------------
                                       2002                       2003                       2004
---------------------------- -------------------------- -------------------------- --------------------------
Defensive Equity                     $201,878                   $282,368
---------------------------- -------------------------- -------------------------- --------------------------



THE DISTRIBUTOR


The Trust and SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments and an affiliate of the Administrator, are parties to a distribution agreement (the "Distribution Agreement") whereby the Distributor acts as principal underwriter for the Trust's shares.


The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding shares of the Fund, upon not more than 60 days' written notice by either party. The Distribution Agreement provides that the Distributor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

DISTRIBUTION PLAN. The Trust has adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not parties to the Distribution Agreement or interested persons (as defined by the 1940 Act) of any party to the Distribution Agreement ("Qualified Trustees"). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the Trust. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

     o CLASS A SHARES. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor ("Service Providers"), may receive up to 0.25% of the Fund's assets attributable to Class A Shares as compensation for distribution services pursuant to Rule 12b-1 of the 1940 Act.

     o CLASS C SHARES. Under the Plan, the Distributor, or designated Service Providers, may receive up to 1.00% of the Fund's assets attributable to Class C Shares as compensation for distribution and shareholder services pursuant to Rule 12b-1 of the 1940 Act. The Plan allows for payment of up to 0.75% of the Fund's assets attributable to Class C Shares as compensation for distribution services and up to 0.25% of the Fund's assets attributable to Class C Shares as compensation for shareholder services.

DESCRIPTION OF DISTRIBUTION AND SHAREHOLDER SERVICES. Distribution services may include: (i) services in connection with distribution assistance, or (ii) payments to financial institutions and other financial intermediaries, such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, mutual fund "supermarkets" and the Distributor's affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Fund), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

Shareholder services may include: (i) maintaining accounts relating to clients that invest in shares; (ii) arranging for bank wires; (iii) responding to client inquiries relating to the services performed by the Services Provider; (iv) responding to inquiries from clients concerning their investment in shares; (v) assisting clients in changing dividend options, account designations and addresses; (vi) providing information periodically to clients showing their position in shares; (vii) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to clients; and (viii) processing dividend payments from the Funds on behalf of clients.

PAYMENTS UNDER THE DISTRIBUTION PLAN. Class A and C shares were first offered beginning [_________, 2004], and, therefore, had not made any payments under the Distribution Plan during the fiscal year ended December 31, 2004.

TRANSFER AGENT

DST Systems, Inc., 330 W 9th Street, Kansas City, Missouri 64105 serves as the Fund's transfer agent.

CUSTODIAN

Union Bank of California, 475 Sansome Street 15th Floor, San Francisco, California 94111 (the "Custodian") acts as custodian for the Fund. The Custodian holds cash, securities and other assets of the Fund as required by the 1940 Act.

INDEPENDENT AUDITOR

[________________] serves as independent auditor for the Fund.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP serves as legal counsel to the Trust.

TRUSTEES AND OFFICERS OF THE TRUST


BOARD RESPONSIBILITIES. The management and affairs of the Trust and the Fund are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for overseeing the Fund and each of the Trust's additional 37 funds, which includes funds not described in this SAI. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.


MEMBERS OF THE BOARD. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, Oaks, Pennsylvania 19456.

INTERESTED TRUSTEES*


ROBERT A. NESHER (DOB 08/17/46) -- Chairman of the Board of Trustees* (since
1991) -- Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of SIMC, the Administrator and the Distributor, 1981-1994. Trustee of The Advisors' Inner Circle Fund II, Bishop Street Funds, The MDL Funds, SEI Global Master Fund, plc, SEI Global Assets Fund, plc, SEI Global Investments Fund, plc, SEI Investments Global, Limited, SEI Absolute Return Master Fund, L.P., SEI Opportunity Master Fund, L.P., SEI Absolute Return Fund, L.P., SEI Opportunity Fund, L.P., SEI Asset Allocation Trust, SEI Index Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

WILLIAM M. DORAN (DOB 05/26/40) -- Trustee* (since 1992) -- 1701 Market Street, Philadelphia, PA 19103. Self-employed Consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI Investments, the Administrator and the Distributor. Director of the Distributor since 2003. Director of SEI Investments since 1974; Secretary of SEI Investments since 1978. Trustee of The Advisors' Inner Circle Fund II, The MDL Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust., SEI Investments - Global Fund Services Limited, SEI Investments Global Limited.

* Denotes Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor.


INDEPENDENT TRUSTEES


CHARLES E. CARLBOM (DOB 08/20/34) - Trustee (since 2005) - Self-Employed Business Consultant, Business Projects Inc. since 1997. Director, Crown Pacific Inc. CEO and President, United Grocers Inc. from 1997 to 2000. Trustee of The Advisors' Inner Circle Fund II and The MDL Funds.

JOHN T. COONEY (DOB 01/20/27) -- Trustee (since 1993) -- Vice Chairman of Ameritrust Texas N.A., 1989-1992, and MTrust Corp., 1985-1989. Trustee of The Advisors' Inner Circle Fund II and The MDL Funds.

MITCHELL A. JOHNSON (DOB 03/01/42) - Trustee (since 2005) - Retired. Director, Federal Agricultural Mortgage Corporation. Trustee of The Advisors' Inner Circle Fund II and The MDL Funds.

BETTY L. KRIKORIAN (DOB 01/23/43) - Trustee (since 2005) - Self-Employed Legal and Financial Services Consultant since 2003. State Street Bank Global Securities and Cash Operations from 1995 to 2003. Trustee of The Advisors' Inner Circle Fund II and The MDL Funds.

ROBERT A. PATTERSON (DOB 11/05/17) -- Trustee (Since 1993) -- Pennsylvania State University, Senior Vice President, Treasurer (Emeritus); Financial and Investment Consultant, Professor of Transportation since 1984; Vice President-Investments, Treasurer, Senior Vice President (Emeritus), 1982-1984. Director, Pennsylvania Research Corp.; Member and Treasurer (Emeritus), Board of Trustees of Grove City College. Trustee of The Advisors' Inner Circle Fund II and The MDL Funds.

EUGENE B. PETERS (DOB 06/03/29) -- Trustee (Since 1993) -- Private investor from 1987 to present. Vice President and Chief Financial Officer, Western Company of North America (petroleum service company), 1980-1986. President of Gene Peters and Associates (import company), 1978-1980. President and Chief Executive Officer of Jos Schlitz Brewing Company before 1978. Trustee of The Advisors' Inner Circle Fund II and The MDL Funds.

JAMES M. STOREY (DOB 04/12/31) -- Trustee (Since 1994) -- Attorney, Solo Practitioner since 1994. Trustee of The Advisors' Inner Circle Fund II, The MDL Funds, Massachusetts Health and Education Tax-Exempt Trust, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust, U.S. Charitable Gift Trust.

GEORGE J. SULLIVAN, JR. (DOB 11/13/42) -- Trustee (Since 1999) -- Self-employed Consultant, Newfound Consultants Inc. since April 1997. Trustee, State Street Navigator Securities Lending Trust, The Advisors' Inner Circle Fund II, The MDL Funds, SEI Absolute Return Master Fund, LP, SEI Asset Allocation Trust, SEI Absolute Return Fund, L.P., SEI Opportunity Fund, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Opportunity Master Fund and SEI Tax Exempt Trust.


BOARD STANDING COMMITTEES. The Board has established the following standing committees:

     o AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Fund's independent auditor and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Fund's independent auditor to the Trust and certain other affiliated entities; serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Fund's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Fund's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Fund's financial statements; and other audit related matters. Messrs. Cooney, Patterson, Peters, Storey and Sullivan currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met [four] times in the most recently completed Trust fiscal year.

     o FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. Mr. Nesher, interested Trustee, currently serves as the Board's delegate on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and met
          [nineteen] times in the most recently completed Trust fiscal year.

     o NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the independent Trustees of the Trust. The principal responsibilities of the Nominating Committee are to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the 1934 Act in conjunction with a shareholder meeting to consider the election of Trustees. Messrs. Cooney, Patterson, Peters, Storey and Sullivan currently serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and [did not meet] in during the most recently completed Trust fiscal year.

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. As discussed in the section of this SAI entitled "The Adviser," the Board continuance of the Advisory Agreement, after the initial two-year term, must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Advisory Agreement for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other Fund service providers may submit to the Board, to help them decide whether to renew the Advisory Agreement for another year.

Before approving the Advisory Agreement, the Board requested and received written materials from the Adviser about: (a) the quality of the Adviser's investment management and other services; (b) the Adviser's investment management personnel; (c) the Adviser's operations and financial condition; (d) the Adviser's brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that the Adviser charges the Fund compared with the fees it charges to comparable mutual funds or accounts (if any); (f) the Fund's overall fees and operating expenses compared with similar mutual funds; (g) the level of the Adviser's profitability from its Fund-related operations; (h) the Adviser's compliance systems; (i) the Adviser's policies on and compliance procedures for personal securities transactions; (j) the Adviser' reputation, expertise and resources in domestic financial markets; and (k) the Fund's performance compared with similar mutual funds.

At the meeting, representatives from the Adviser presented additional oral and written information to the Board to help the Board evaluate the Adviser's fee and other aspects of the Agreement. Other Fund service providers also provided the Board with additional information at the meeting. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received or discussed at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important, controlling or determinative of its decision.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to renew the Agreement for another year.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Fund as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

---------------------- ------------------------------------------------------ ----------------------------------------------
        NAME                    DOLLAR RANGE OF FUND SHARES (FUND)*           AGGREGATE DOLLAR RANGE OF SHARES (ALL FUNDS)*
---------------------- ------------------------------------------------------ ----------------------------------------------
Carlbom**                                       n/a                                                n/a
---------------------- ------------------------------------------------------ ----------------------------------------------
Cooney                                         None                                               None
---------------------- ------------------------------------------------------ ----------------------------------------------
Doran                                          None                                               None
---------------------- ------------------------------------------------------ ----------------------------------------------
Johnson**                                       n/a                                                n/a
---------------------- ------------------------------------------------------ ----------------------------------------------
Krikorian**                                     n/a                                                n/a
---------------------- ------------------------------------------------------ ----------------------------------------------
Nesher                                         None                                               None
---------------------- ------------------------------------------------------ ----------------------------------------------
Patterson                                      None                                               None
---------------------- ------------------------------------------------------ ----------------------------------------------
Peters                                         None                                               None
---------------------- ------------------------------------------------------ ----------------------------------------------
Storey                                         None                                               None
---------------------- ------------------------------------------------------ ----------------------------------------------
Sullivan                                       None                                               None
---------------------- ------------------------------------------------------ ----------------------------------------------


*        Valuation date is December 31, 2004.
**       Elected February 2005.


BOARD COMPENSATION. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.

---------------------- --------------------------- --------------------------- -------------------------- ---------------------
        NAME                   AGGREGATE             PENSION OR RETIREMENT         ESTIMATED ANNUAL        TOTAL COMPENSATION
                              COMPENSATION          BENEFITS ACCRUED AS PART   BENEFITS UPON RETIREMENT    FROM THE TRUST AND
                                                        OF FUND EXPENSES                                     FUND COMPLEX*
---------------------- --------------------------- --------------------------- -------------------------- ---------------------
      Carlbom**                   n/a                         n/a                         n/a                     n/a
---------------------- --------------------------- --------------------------- -------------------------- ---------------------
       Cooney                   $38,456                       n/a                         n/a                   $38,456
---------------------- --------------------------- --------------------------- -------------------------- ---------------------
        Doran                      $0                         n/a                         n/a                      $0
---------------------- --------------------------- --------------------------- -------------------------- ---------------------
      Johnson**                   n/a                         n/a                         n/a                     n/a
---------------------- --------------------------- --------------------------- -------------------------- ---------------------
     Krikorian**                  n/a                         n/a                         n/a                     n/a
---------------------- --------------------------- --------------------------- -------------------------- ---------------------



---------------------- --------------------------- --------------------------- -------------------------- ---------------------
       Nesher                      $0                         n/a                         n/a                      $0
---------------------- --------------------------- --------------------------- -------------------------- ---------------------
      Patterson                 $38,456                       n/a                         n/a                   $38,456
---------------------- --------------------------- --------------------------- -------------------------- ---------------------
       Peters                   $38,456                       n/a                         n/a                   $38,456
---------------------- --------------------------- --------------------------- -------------------------- ---------------------
       Storey                   $38,456                       n/a                         n/a                   $38,456
---------------------- --------------------------- --------------------------- -------------------------- ---------------------
      Sullivan                  $38,456                       n/a                         n/a                   $38,456
---------------------- --------------------------- --------------------------- -------------------------- ---------------------


*        The Trust is the only investment company in the "Fund Complex."
**       Elected February 2005.


TRUST OFFICERS. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as executive officers of the Trust. Unless otherwise noted, the business address of each officer is SEI Investments Company, Oaks, Pennsylvania 19456. The Chief Compliance Officer is the only officer who receives compensation from the Trust for his services.


Certain officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or its affiliates act as investment manager, administrator or distributor.


JAMES F. VOLK (DOB 08/28/62) -- President (since 2003) -- Chief Accounting Officer and Chief Compliance Officer, SEI Investments since June 2004. Senior Operations Officer, SEI Investments, Funds Accounting and Administration since 1996. Assistant Chief Accountant for the U.S. Securities and Exchange Commission, 1993-1996.

PETER GOLDEN (DOB 06/27/64) -- Controller and Chief Financial Officer (since
2003) -- Director, SEI Investments, Funds Accounting and Administration since June 2001. Vice President of Funds Administration for J.P. Morgan Chase & Co., 2000-2001. Vice President of Pension and Mutual Fund Accounting for Chase Manhattan Bank, 1997-2000.

WILLIAM E. ZITELLI, JR. (DOB 6/14/68) -- Chief Compliance Officer (since 2004) -- Vice President and Assistant Secretary of the Administrator and Distributor, 2000-2004. Vice President, Merrill Lynch & Co. Asset Management Group, 1998-2000. Associate, Pepper Hamilton LLP (law firm), 1997-1998.

TIMOTHY D. BARTO (DOB 03/28/68) -- Vice President and Assistant Secretary (since
1999) -- General Counsel, Vice President and Secretary of the Administrator and Assistant Secretary of the Distributor since December 1999. Associate, Dechert, 1997-1999. Associate, Richter, Miller & Finn (law firm), 1994-1997.


JOHN MUNERA (DOB 01/14/63) - Vice President and Assistant Secretary (since 2002)
- Middle Office Compliance Officer at SEI Investments since 2000. Supervising Examiner at Federal Reserve Bank of Philadelphia, 1998-2000.

JAMES NDIAYE (DOB 9/11/68) - Vice President and Secretary - Joined SEI Investments Company in 2004. Vice President, Deutsche Asset Management, 2003-2004. Associate, Morgan, Lewis & Bockius, LLP 2000-2003. Counsel, Assistant Vice President, ING Variable Annuities Group, 1999-2000. Senior Counsel, The Dreyfus Corporation, 1997-1999.


PHILIP T. MASTERSON (DOB 3/12/64) - Vice President and Assistant Secretary - Joined SEI Investments Company in 2004. General Counsel, CITCO Mutual Fund Services (2003-2004). Vice President and Assistant Counsel, Oppenheimer Funds, 1997-2001 and Vice President and Associate Counsel, 2001-2003.

PURCHASING AND REDEEMING SHARES

Purchases and redemptions may be made through the Transfer Agent on any day the NYSE is open for business. Shares of the Fund are offered and redeemed on a continuous basis. Currently, the Trust is closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust up to the lesser of $250,000 or 1% of the Trust's net assets during any 90-day period. The Trust has obtained an exemptive order from the SEC that permits the Trust to make in-kind redemptions to those shareholders of the Trust that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust's investment portfolios.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the NYSE, the Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

GENERAL POLICY. The Fund adheres to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Trusts' Board of Trustees. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

EQUITY SECURITIES. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. ET if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available or determined to not represent the fair value of the security as of the Fund's pricing time, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees.

MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of 60 days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of the Fund's pricing time, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees.

USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS. Pursuant to contracts with the Trust's Administrator, market prices for most securities held by the Fund are provided daily by third-party independent pricing agents that are approved by the Board of Trustees of the Trust. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its shareholders that is intended to supplement the discussion contained in the Fund's prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Fund's prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult with their tax advisors with specific reference to their own tax situations, including their state, local, and foreign tax liabilities.

The following general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATIONS AS A RIC. The Fund intends to qualify and elects to be treated as a "regulated investment company" ("RIC") under Subchapter M of the Code. By following such a policy, the Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. The board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

In order to be taxable as a RIC, the Fund must distribute annually to its shareholders at least 90% of its net investment income (generally net investment income plus the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any, to its shareholders ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and certain other related income, including, generally, certain gains from options, futures, and forward contracts derived with respect to its business of investing in such stock, securities or currencies; (ii) at the end of each fiscal quarter of the Fund's taxable year, at least 50% of the market value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or more than 10% of the outstanding voting securities of such issuer, and (iii) at the end of each fiscal quarter of the Fund's taxable year, not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or two or more issuers that the Fund controls and which are engaged in the same, or similar, or related trades or businesses.

If the Fund fails to qualify as a RIC for any year, all of its income will be subject to federal income tax at regular corporate rates without any deduction for distributions to shareholders. In such case, its shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction and individuals may be able to benefit from the lower tax rates available to qualified dividend income.

FEDERAL EXCISE TAX. Notwithstanding the Distribution Requirement described above, which only requires the Fund to distribute at least 90% of its annual investment company income and does not require any minimum distribution of net capital gain, the Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute, by the end of any calendar year, at least 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gain over short- and long-term capital loss) for the one-year period ending on October 31 of that year, plus certain other amounts. The Fund intends to make sufficient distributions to avoid liability for federal excise tax, but can make no assurances that such tax will be completely eliminated. The Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirement for qualification as a RIC. If the Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to the shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

SHAREHOLDER TREATMENT. The Fund's dividends that are paid to their corporate shareholders and are attributable to qualifying dividends it received from U.S. domestic corporations may be eligible, in the hands of such shareholders, for the corporate dividends received deduction, subject to certain holding period requirements and debt financing limitations. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

The Fund receives income generally in the form of dividends and interest on investments. This income, plus net short-term capital gains, if any, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. Any distributions by the Fund from such income will be taxable to you as ordinary income or at the lower capital gains rates that apply to individuals receiving qualified dividend income, whether you take them in cash or in additional shares.

Distributions by the Fund will be eligible for the reduced maximum tax rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income on the securities it holds. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 120-day period that begins on the date that is 60 days before the date on which the shares become "ex-dividend" (which is the day on which declared distributions (dividends or capital gains) are deducted from the Fund's assets before it calculates the net asset value) with respect to such dividend (and the Fund also satisfies those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (ii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iii) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code. Absent further legislation, the maximum 15% rate on qualified dividend income will not apply to dividends received in taxable years beginning after December 31, 2008. Distributions by the Fund of its net short-term capital gains will be taxable as ordinary income. Capital gain distributions consisting of the Fund's net capital gains will be taxable as long-term capital gains. The Fund will report annually to its shareholders the amount of the Fund's distributions that qualify for the reduced tax rates on qualified dividend income.

Any gain or loss recognized on a sale, exchange, or redemption of shares of the Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged, or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. In addition, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract to or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period.

FOREIGN TAXES. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Fund will be eligible to, and will, file an election with the Internal Revenue Service that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a deduction from such taxes, with respect to any foreign and U.S. possessions income taxes paid by the Fund, subject to certain limitations. Pursuant to the election, the Fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit they may be entitled to use against the shareholders' federal income tax. If the Fund makes the election, such Fund will report annually to its shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

STATE TAXES. Depending upon state and local law, distributions by the Fund to its shareholders and the ownership of such shares may be subject to state and local taxes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from rules for federal income taxation described above. No Fund is liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Shareholders are urged to consult their tax advisors regarding state and local taxes applicable to an investment in the Fund.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Fund. Investment in GNMA or FNMA securities, banker's acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

TAX TREATMENT OF COMPLEX SECURITIES. The Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.

Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the Fund. Similarly, foreign exchange losses realized by the Fund on the sale of debt securities are generally treated as ordinary losses by the Fund. These gains when distributed will be taxable to you as ordinary dividends, and any losses will reduce the Fund's ordinary income otherwise available for distribution to you. This treatment could increase or reduce the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital.

OTHER TAX POLICIES. In certain cases, the Fund will be required to withhold at the applicable withholding rate, and remit to the U.S. Treasury, such withheld amounts on any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, (3) has not certified to the Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person or U.S. resident alien.

Non-U.S. investors in the Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in the Fund.

BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the OTC market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.


In addition, the Adviser may place a combined order for two or more accounts it manages, including the Fund, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Adviser and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions. Nonetheless, the Adviser believes that the ability of the Fund to participate in higher volume transactions will generally be beneficial to the Fund. For the fiscal years ended December 31, 2002, 2003 and 2004, the Fund paid the following aggregate brokerage commissions on portfolio transactions:


------------------------------ ------------------------------------------------------------------------------------
            FUND                             AGGREGATE DOLLAR AMOUNT OF BROKERAGE COMMISSIONS PAID*
------------------------------ ------------------------------------------------------------------------------------
                                        2002                        2003                          2004
------------------------------ ----------------------- ------------------------------- ----------------------------
Defensive Equity                      $283,261                     $6,062
------------------------------ ----------------------- ------------------------------- ----------------------------

* For the periods prior to June 24, 2002, figures relate to the Predecessor Analytic Defensive Equity Fund.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Fund's Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Fund's Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the adviser with research services. The National Association of Securities Dealers has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

For the Trust's most recently completed fiscal year, the Fund paid the following commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Adviser:

-------------------------------- --------------------------------------- -------------------------------------------
             FUND                   TOTAL DOLLAR AMOUNT OF BROKERAGE        TOTAL DOLLAR AMOUNT OF TRANSACTIONS
                                   COMMISSIONS FOR RESEARCH SERVICES        INVOLVING BROKERAGE COMMISSIONS FOR
                                                                                     RESEARCH SERVICES
-------------------------------- --------------------------------------- -------------------------------------------
 Defensive Equity
-------------------------------- --------------------------------------- -------------------------------------------

BROKERAGE WITH FUND AFFILIATES. The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under the 1940 Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.


For the fiscal years ended December 31, 2002, 2004, and 2004, the Fund paid the following brokerage commissions on portfolio transactions effected by affiliated brokers. The amounts disclosed in the table below relate to payments made to the Distributor acting as agent for repurchase agreements and transactions in equity securities. The Predecessor Analytic Defensive Equity Fund's distributor did not execute brokerage transactions on behalf of the Predecessor Analytic Defensive Equity Fund.


-------------------- ---------------------------------------- -------------------------- -----------------------------
       FUND           AGGREGATE DOLLAR AMOUNT OF BROKERAGE       PERCENTAGE OF TOTAL         PERCENTAGE OF TOTAL
                                                                BROKERAGE COMMISSIONS       BROKERAGE TRANSACTIONS
                                                                 PAID TO AFFILIATED      EFFECTED THROUGH AFFILIATED
                     COMMISSIONS PAID TO AFFILIATED BROKERS            BROKERS                     BROKERS
-------------------- ---------------------------------------- -------------------------- -----------------------------
                         2002         2003                              2004                         2004
-------------------- ------------- ------------ ------------- -------------------------- -----------------------------
Defensive Equity       $247,290     $294,825
Fund
-------------------- ------------- ------------ ------------- -------------------------- -----------------------------


SECURITIES OF "REGULAR BROKER-DEALERS." The Fund is required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Fund may hold at the close of its most recent fiscal year. As of December 31, 2004, the Fund held [ ].

PORTFOLIO TURNOVER RATE. Portfolio turnover rate is defined under SEC rules as the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one-year are excluded from the calculation of the portfolio turnover rate. The Fund may at times hold investments in short-term instruments, which are excluded for purposes of computing portfolio turnover. For the Fund's two most recently completed fiscal years ended December 31, 2003 and 2004, the portfolio turnover rate for the Fund was as follows:

----------------------------- ---------------------------------------------------------------------------------
            FUND                                          PORTFOLIO TURNOVER RATE
----------------------------- ---------------------------------------------------------------------------------
                                              2003                                     2004
----------------------------- ------------------------------------- -------------------------------------------
 Defensive Equity                             218%
----------------------------- ------------------------------------- -------------------------------------------

PORTFOLIO HOLDINGS

The Board has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the Fund's portfolio securities is in the best interests of Fund shareholders, and include procedures to address conflicts between the interests of the Fund's shareholders and those of the Fund's Adviser, principal underwriter, or any affiliated person of the Fund, the Adviser, or the principal underwriter. Pursuant to such procedures, the Board has authorized the Adviser's Chief Compliance Officer ("Adviser CCO") to authorize the release of the Fund's portfolio holdings, as necessary, in conformity with the foregoing principles. The Adviser CCO, either directly or through reports by the Fund's Chief Compliance Officer reports quarterly to the Board regarding the operation and administration of such policies and procedures.

Pursuant to applicable law, the Fund is required to disclose its complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each January 31, April 30, July 31, and October 31). The Fund will disclose a complete or summary schedule of investments (which includes the Fund's 50 largest holdings in unaffiliated issuers and each investment in unaffiliated issuers that exceeds one percent of the Fund's net asset value ("Summary Schedule")) in its semi-annual and annual reports which are distributed to Fund shareholders. The Fund's complete schedule of investments following the first and third fiscal quarters is available in quarterly holdings reports filed with the SEC on Form N-Q, and is available in semi-annual and annual reports filed with the SEC on Form N-CSR.

Fund filings on Form N-Q and Form N-CSR are not distributed to Fund shareholders but are available, free of charge, on the EDGAR database on the SEC's website at WWW.SEC.GOV. Should the Fund include only a Summary Schedule rather than a complete schedule of investments in its semi-annual and annual reports, its Form N-CSR will be available without charge, upon request, by calling [ ].

In addition to information provided to shareholders and the general public, portfolio holdings information may be disclosed as frequently as daily to certain service providers, such as the custodian, administrator or transfer agent, in connection with their services to the Fund. From time to time rating and ranking organizations, such as S&P, Lipper and Morningstar, Inc., may request non-public portfolio holdings information in connection with rating the Fund. Similarly, institutional investors, financial planners, pension plan sponsors and/or their consultants or other third-parties may request portfolio holdings information in order to assess the risks of the Fund's portfolio along with related performance attribution statistics. The lag time for such disclosures will vary. The Fund believes that these third parties have legitimate objectives in requesting such portfolio holdings information.
The Fund's Chief Compliance Officer will regularly review these arrangements and will make periodic reports to the Board regarding disclosure pursuant to such arrangements.

The Fund's policies and procedures provide that the Adviser's CCO may authorize disclosure of non-public portfolio holdings information to such parties at differing times and/or with different lag times. Prior to making any disclosure to a third party based on a determination that such disclosure serves a reasonable business purpose, is in the best interests of the Fund's shareholders and that conflicts between the interests of the Fund's shareholders and those of the Fund's Adviser, principal underwriter, or any affiliated person of the Fund are addressed. Portfolio holdings information may be disclosed no more frequently than [monthly] to [ratings agencies,] consultants and other qualified financial professionals or individuals. The monthly disclosures will not be made sooner than [three] days after the date of the information.

With the exception of disclosures to rating and ranking organizations as described above, the Fund requires any third party receiving non-public holdings information to enter into a confidentiality agreement with the Adviser. The confidentiality agreement provides, among other things, that non-public portfolio holdings information will be kept confidential and that the recipient has a duty not to trade on the non-public information and will use such information solely to analyze and rank the Fund, or to perform due diligence and asset allocation, depending on the recipient of the information.

The Fund's policies and procedures prohibit any compensation or other consideration from being paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Fund, Adviser and its affiliates or recipient of the Fund's portfolio holdings information.


DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of portfolios and shares of each portfolio. Each share of a portfolio represents an equal proportionate interest in that portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the portfolio. Shareholders have no preemptive rights. All consideration received by the Fund for shares of any portfolio and all assets in which such consideration is invested would belong to that portfolio and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued. The Trust has received a legal opinion to the effect that the Fund's shares are fully paid and non-assessable.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Nothing contained in this section attempts to disclaim a Trustee's individual liability in any manner inconsistent with the federal securities laws.

PROXY VOTING


The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI. The Board of Trustees will periodically review the Fund's proxy voting record.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available on Form N-PX (i) without charge, upon request, by calling (866)-777-7818; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.


CODES OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Advisor and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics (each a "Code" and together the "Codes") apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. The Codes further require certain access persons to obtain approval before investing in initial public offerings and limited offerings. Copies of these Codes of Ethics are on file with the Securities and Exchange Commission, and are available to the public.

                              APPENDIX A - RATINGS

MOODY'S INVESTORS SERVICE, INC.

PREFERRED STOCK RATINGS

         aaa An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

         aa An issue which is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.

         a An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

         baa An issue that which is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

         ba An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

         b An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

         caa An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

         ca An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

         c This is the lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

         plus (+) or minus (-): Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DEBT RATINGS - TAXABLE DEBT & DEPOSITS GLOBALLY

         Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

         A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa Bonds which are rated Baa are considered as medium-grade obligations, (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                  This rating applies only to U.S. Tax-Exempt Municipals Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

         Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

SHORT-TERM PRIME RATING SYSTEM - TAXABLE DEBT & DEPOSITS GLOBALLY

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1 Issuers rated Prime-1 (or supporting institution) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

     o    Leading market positions in well-established industries.

     o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     o Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligation. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime         Issuers rated Not Prime do not fall within any of the Prime rating categories.

STANDARD & POOR'S RATING SERVICES

LONG-TERM ISSUE CREDIT RATINGS

Issue credit ratings are based, in varying degrees, on the following considerations:

1. Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

2.       Nature of and provisions of the obligation;

3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. Accordingly, in the case of junior debt, the rating may not conform exactly to the category definition.

         AAA An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         AA An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         A An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         BBB An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

         BB An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposures to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         B An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

         CCC An obligation rated "CCC" is currently vulnerable to non-payment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligations.

         CC An obligation rated "CC" is currently highly vulnerable to nonpayment.

         C A subordinated debt or preferred stock obligation rated "C" is currently highly vulnerable to non-payment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A "C" will also be assigned to a preferred stock issue in arrears on dividends or sinking portfolio payments, but that is currently paying.

         D An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         r This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligation linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk- such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

        N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

         Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

        SHORT-TERM ISSUE CREDIT RATINGS

         A-1 A short-term obligation rated "A-1" is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         A-2 A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

         A-3 A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         B A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         C A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

         D A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poors' believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

LOCAL CURRENCY AND FOREIGN CURRENCY RISKS

Country risks considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identity those instances where sovereign risks make them different for the same issuer.

FITCH INC. RATINGS

INTERNATIONAL LONG-TERM CREDIT RATINGS

         Investment Grade

         AAA Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

         AA Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         A High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

         BBB Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

         Speculative Grade

         BB Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

         B Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

         CCC,CC,C          High default risk. Default is a real possibility.
                           Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

         DDD,DD,D Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "D" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, I.E., below 50%.

                           Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

         INTERNATIONAL SHORT-TERM CREDIT RATINGS

         F1 Highest credit quality. Indicates the Best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

         F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

         F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

         B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

         C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

         D        Default.  Denotes actual or imminent payment default.

NOTES

"+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category, to categories below "CCC," or to short-term ratings other than "F1."

"NR" indicates that Fitch Inc. does not rate the issuer or issue in question.

"Withdrawn:" A rating is withdrawn when Fitch Inc. deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

RatingAlert: Ratings are placed on RatingAlert to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for a potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingAlert is typically resolved over a relatively short period.

                APPENDIX B - PROXY VOTING POLICIES AND PROCEDURES

                               ANALYTIC INVESTORS

                        PROXY VOTING POLICY AND PROCEDURE


         Analytic Investors assumes a fiduciary responsibility to vote proxies in the best interest of its clients. In addition, with respect to benefit plans under the Employee Retirement Income Securities Act (ERISA), Analytic Investors acknowledges its responsibility as a fiduciary to vote proxies prudently and solely in the best interest of plan participants and beneficiaries. So that it may fulfill these fiduciary responsibilities to clients, Analytic Investors has adopted and implemented these written policies and procedures reasonably designed to ensure that it votes proxies in the best interest of clients.

PROXY OVERSIGHT COMMITTEE

         Analytic Investors acknowledges that it has a duty of care to its clients that requires it to monitor corporate events and vote client proxies. Analytic Investors has established a Proxy Oversight Committee (the "Committee"), to oversee the proxy voting process. The Committee consists of the Chief Investment Officer, the Compliance Officer, and the Proxy Coordinator. The Committee seeks to develop, recommend, and monitor policies governing proxy voting. The adopted guidelines for proxy voting have been developed to be consistent, wherever possible, with enhancing long-term shareholder value and leading corporate governance practices. Analytic Investors has a policy not to be unduly influenced by representatives of management or any public interest or other outside groups when voting proxies. To this end, Analytic Investors has contracted with an independent proxy voting service (the "Proxy Service").

         By letter from the Proxy Coordinator, custodians are instructed to forward all proxy materials directly to the Proxy Service. Any proxy materials inadvertently sent to Analytic Investors are copied for file and then delivered to the Proxy Service. At any time of absence of the Proxy Coordinator, another member of the Proxy Committee will assume responsibilities for all proxy matters. To assure receipt of and compliance with the forwarding request, the Proxy Service receives a signed and dated confirmation of the instruction letter from the custodian. At the instruction of the Proxy Service, custodians transmit proxy information via automated electronic file.

PROXY VOTING SERVICE

         The role of the Proxy Service includes researching proxy matters, executing the voting process, maintaining a record of all proxies voted on behalf of Analytic Investors, advising Analytic Investors of any material conflicts of interest (see below), and providing Analytic Investors with documentation of the voting record. Analytic Investors has opted to delegate all proxy voting to the Proxy Service except for those instances when a conflict of interest (see below) prevents the Proxy Service from voting according to its guidelines. A copy of the voting policy guidelines of the Proxy Service is attached.

CONFLICTS OF INTEREST

          Occasions may arise during the voting process in which the best interest of clients might conflict with the Proxy Service's interests. A conflict of interest would generally include (i) business relationships where the Proxy Service has a substantial business relationship with, or is actively soliciting business from, a company soliciting proxies, or (ii) personal or family relationships whereby an employee of the Proxy Service has a family member or other personal relationship that is affiliated with a company soliciting proxies, such as a spouse who serves as a director of a public company, or (iii) if a substantial business relationship exists with a proponent or opponent of a particular initiative.

         At times of such conflict of interest, the Proxy Service will recuse itself from voting a proxy and notify the Analytic Investors Proxy Coordinator. Upon notification the Proxy Service's recusal from voting, Analytic Investors' Proxy Coordinator will prepare a report to the Proxy Committee that identifies
(i) the details of the conflict of interest, (ii) whether or not the conflict is material; and (iii) procedures to ensure that Analytic Investors makes proxy voting decisions based on the best interest of clients, and (iv) a copy of the voting guidelines of the Proxy Service. At least two members of Analytic Investors' Proxy Committee will then vote the proxy, adhering to the original voting policy guidelines provided by the Proxy Service. Analytic Investors' Proxy Committee will not override the voting guidelines of the Proxy Service. A record of the voting by the Proxy Committee will be retained by the Proxy Coordinator. Another member of the Proxy Committee will assume the responsibilities of the Proxy Coordinator in his/her absence.

VOTING GUIDELINES

         Analytic Investors has reviewed the Proxy Service's voting recommendations and have determined that the policy provides guidance in the best interest of our clients. A copy of these guidelines is attached.

PROXY VOTING RECORD

         The Proxy Coordinator will maintain a record containing the following information regarding the voting of proxies: (i) the name of the issuer, (ii) the CUSIP number, (iii) the shareholder meeting date, (iv) number of shares voted, (v) a brief description of the matter brought to vote; (vi) whether the proposal was submitted by management or a shareholder, (vii) how the Service voted the proxy (for, against, abstained), and (viii) whether the proxy was voted for or against management.


OBTAINING A VOTING PROXY REPORT

         Clients may request a copy of the guidelines governing proxy voting and/or a report on how their individual securities were voted by calling Analytic Investors' Proxy Coordinator at 1-800-618-1872. The report will be provided free of charge.

RECORDKEEPING

         Pursuant to Rule 204-2 of the Investment Advisers Act of 1940, Analytic Investors will maintain the following records for five years in an easily accessible place, the first two years in its office: o Analytic Investors' proxy voting policies and procedures, as well as the voting guidelines of the Proxy Service o Proxy statements received regarding client securities (proxy statements filed via EDGAR will not be separately maintained by Analytic Investors)

     o    Records of votes cast on behalf of clients

     o    Records of written client requests for voting information

     o Records of written responses from Analytic Investors to both written and verbal client requests

     o Any other documents prepared that were material to Analytic Investors' decision to vote a proxy or that memorialized the basis for the decision.

                            PART C: OTHER INFORMATION
                         POST EFFECTIVE AMENDMENT NO. 7


Item 23. Exhibits:


(a)(1) The Advisors' Inner Circle Fund (the "Registrant") Agreement and Declaration of Trust dated July 18, 1991, as originally filed with the U.S. Securities and Exchange Commission ("SEC") on August 29, 1991, is incorporated herein by reference to exhibit (1)(a) of Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No.33-42484), filed with the SEC on February 27, 1998.
(a)(2) Registrant's Amendment to the Agreement and Declaration of Trust dated December 2, 1996, is incorporated herein by reference to exhibit (1)(a) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 13, 1996.
(a)(3) Registrant's Amendment to the Agreement and Declaration of Trust dated February 18, 1997, is incorporated herein by reference to exhibit (1)(b) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 27, 1997.
(b)(1) Registrant's By-Laws are incorporated herein by reference to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 29, 1991.
(b)(2) Registrant's Amended and Restated By-Laws are incorporated herein by reference to Exhibit (b)(2) of Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 22, 2001.
(c)               Not Applicable.
(d)(1) Investment Advisory Agreement between the Registrant and HGK Asset Management, Inc. dated August 15, 1994 as originally filed with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 15, 1994, is incorporated herein by reference to exhibit (5)(e) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 28, 1996.
(d)(2) Investment Advisory Agreement between the Registrant and AIG Capital Management Corp. as originally filed with Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on September 19, 1994, is incorporated herein by reference to exhibit (5)(f) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 27, 1997.
(d)(3) Investment Advisory Agreement between the Registrant and First Manhattan Co. dated May 3, 1995 as originally filed with Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 1, 1995, is incorporated herein by reference to exhibit (5)(g) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 28, 1996.

(d)(4) Investment Advisory Agreement between the Registrant and LSV Asset Management Company is incorporated herein by reference to exhibit (d)(8) of Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 22, 2001.
(d)(5) Amended and Restated Schedule to the Investment Advisory Agreement dated May 3, 1995 between the Registrant and First Manhattan Company is incorporated herein by reference to exhibit (d)(9) of Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 29, 1998.
(d)(6) Investment Advisory Agreement between the Registrant and Sterling Partners Capital Management is incorporated herein by reference to exhibit (d)(10) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 12, 2001.
(d)(7) Investment Advisory Agreement between the Registrant and Toews Corporation is incorporated herein by reference to exhibit
                  (d)(12) of Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 22, 2001.
(d)(8) Investment Advisory Agreement between the Registrant and Prospect Asset Management is incorporated herein by reference to exhibit (d)(13) of Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 22, 2001.
(d)(9) Investment Advisory Agreement dated August 13, 2001 between the Registrant and Synovus Funds Investment Advisors is incorporated herein by reference to exhibit (d)(14) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on November 5, 2001.
(d)(10) Investment Sub-Advisory Agreement dated August 13, 2001 between the Registrant, Synovus Funds Investment Advisors and Steinberg Priest Capital Management, Co., Inc. is incorporated herein by reference to exhibit (d)(15) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on November 5, 2001.
(d)(11) Investment Advisory Agreement between the Registrant and Acadian Asset Management, Inc. is incorporated herein by reference to exhibit (d)(17) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 30, 2002.
(d)(12) Investment Advisory Agreement between the Registrant and Analytic Investors, Inc. is incorporated herein by reference to exhibit (d)(18) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 30, 2002.
(d)(13) Investment Advisory Agreement between the Registrant and Cambiar Investors LLC is incorporated herein by reference to exhibit (d)(19) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 30, 2002.

(d)(14) Investment Advisory Agreement between the Registrant and Chicago Asset Management Company is incorporated herein by reference to exhibit (d)(20) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 30, 2002.
(d)(15) Investment Advisory Agreement between the Registrant and Investment Counselors of Maryland, LLC is incorporated herein by reference to exhibit (d)(23) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 30, 2002.
(d)(16)           Investment Advisory Agreement between the Registrant and C.S.
                  McKee, LLP is incorporated herein by reference to exhibit
                  (d)(24) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 30, 2002.
(d)(17) Investment Advisory Agreement between the Registrant and Rice Hall James & Associates is incorporated herein by reference to exhibit (d)(25) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 30, 2002.
(d)(18) Investment Advisory Agreement between the Registrant and Sirach Capital Management, Inc. is incorporated herein by reference to exhibit (d)(26) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 30, 2002.
(d)(19) Investment Advisory Agreement between the Registrant and Thompson, Siegel & Walmsley, Inc. is incorporated herein by reference to exhibit (d)(27) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 30, 2002.
(d)(20) Investment Advisory Agreement between the Registrant and Commerce Capital Markets, Inc. is incorporated herein by reference to exhibit (d)(28) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 9, 2002.
(d)(21) Investment Advisory Agreement between the Registrant and Chartwell Investment Partners is incorporated herein by reference to exhibit (d)(30) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 9, 2002.
(d)(22) Investment Advisory Agreement between the Registrant and National City Investment Management Co. is incorporated herein by reference to exhibit (d)(31) of Post-Effective Amendment No. 66 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 30, 2003.
(d)(23) Schedule dated February 19, 2003 to the Investment Advisory Agreement dated September 3, 2002 between the Registrant and Commerce Capital Markets, Inc. is incorporated herein by reference to exhibit (d)(33) of Post-Effective Amendment No. 68 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 29, 2003.
(d)(24) Assignment and Assumption Agreement between AIG Capital Management Corp. and AIG Global Investment Corp. dated December 31, 2003 is incorporated herein by reference to exhibit (d)(31) of Post-Effective Amendment No. 69 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on March 1, 2004.

(d)(25) Investment Advisory Agreement between the Registrant and Fiduciary Management Associates, Inc. is incorporated herein by reference to exhibit (d)(31) of Post-Effective Amendment No. 72 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 29, 2004.
(d)(26) Investment Advisory Agreement between the Registrant and CB Investment Managers, LLC is incorporated herein by reference to exhibit (d)(32) of Post-Effective Amendment No. 72 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 29, 2004.
(d)(27) Amendment dated May 18, 2004 to the Investment Sub-Advisory Agreement dated August 13, 2001 between the Registrant, Synovus Investment Advisors, Inc. and Steinberg Priest & Sloane Capital Management, LLC is incorporated herein by reference to exhibit (d)(33) of Post-Effective Amendment No. 75 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 17, 2004.
(d)(28) Amended Schedule dated July 31, 2004 to the Investment Advisory Agreement dated June 24, 2002 between the Registrant and Rice Hall James & Associates is incorporated herein by reference to exhibit (d)(29) of Post-Effective Amendment No. 78 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 23, 2004.
(d)(29) Amended Schedule dated August 31, 2004 to the Investment Advisory Agreement dated June 24, 2002 between the Registrant and Cambiar Investors LLC is incorporated herein by reference to exhibit (d)(30) of Post-Effective Amendment No. 78 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 23, 2004.
(d)(30) Investment Advisory Agreement between the Registrant and Haverford Investment Management, Inc. is filed herewith.
 (e)(1) Amended and Restated Distribution Agreement between the Registrant and SEI Financial Services Company dated August 8, 1994 as originally filed with Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on September 19, 1994, is incorporated herein by reference to exhibit (6) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 28, 1996.
(e)(2) Amended and Restated Sub-Distribution and Servicing Agreement between SEI Investments Company and AIG Equity Sales Corporation is incorporated herein by reference to exhibit
                  (6)(c) to Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 27, 1998.

(e)(3) Amended and Restated Distribution Agreement between the Registrant and SEI Investments Distribution Co. dated November 12, 2002 is incorporated herein by reference to exhibit (e)(4) of Post-Effective Amendment No. 62 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 28, 2003.
(f)               Not Applicable.
(g)(1) Custodian Agreement between the Registrant and CoreStates Bank N.A. as originally filed with Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on October 28, 1991 is incorporated herein by reference to exhibit (8) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 27, 1997.
(g)(2) Amended Custodian Agreement between the Registrant and CoreStates Bank, N.A. is incorporated herein by reference to exhibit (g)(2) of Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 25, 2000.
(g)(3) Custodian Agreement between the Registrant and Union Bank of California is incorporated herein by reference to exhibit
                  (g)(3) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 14, 2002.
(g)(4) Amendment dated May 21, 2001 to the Custody Agreement dated August 12, 1991 between the Registrant and First Union National Bank (now known as Wachovia Bank, National Association) is incorporated herein by reference to exhibit
                  (g)(4) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 14, 2002.
(g)(5) Custodian Agreement dated February 3, 2003 between the Registrant and National City Bank is incorporated herein by reference to exhibit (g)(5) of Post-Effective Amendment No. 66 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 30, 2003.
(g)(6) Amended Fee Schedule dated February 19, 2003 to the Custody Agreement dated February 3, 2003 between the Registrant and National City Bank is incorporated herein by reference to exhibit (g)(6) of Post-Effective Amendment No. 68 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 29, 2003.
(g)(7) Amended Fee Schedule dated February 18, 2004 to the Custody Agreement dated May 21, 2001 between the Registrant and Wachovia Bank, National Association is incorporated herein by reference to exhibit (g)(7) of Post-Effective Amendment No. 69 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on March 1, 2004.
(h)(1) Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Financial Management Corporation (now SEI Investments Global Funds Services) as originally filed with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 15, 1994, is incorporated herein by reference to exhibit (9) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 28, 1996.

(h)(2) Consent to Assignment and Assumption of Administration Agreement dated June 1, 1996 is incorporated herein by reference to exhibit (9)(f) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 27, 1997.
(h)(3) Shareholder Servicing Agreement for the AIG Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 27, 1998.
(h)(4) Transfer Agency Agreement between the Registrant and Supervised Service Company, Inc. dated November 30, 1994 is incorporated herein by reference to exhibit (9)(k) of Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 27, 1998.
(h)(5) Amendment dated August 17, 1998 to the Schedule dated May 8, 1995 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Financial Management Corporation (now SEI Investments Global Funds Services) relating to the FMC Select Fund and the FMC Strategic Value Fund is incorporated herein by reference to exhibit (h)(12) of Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 29, 1998.
(h)(6) Amended Schedule dated March 15, 1999 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994, relating to the LSV Value Equity Fund, between the Registrant and SEI Fund Resources(now SEI Investments Global Funds Services) is incorporated herein by reference to exhibit
                  (h)(14) of Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 25, 2000.
(h)(7) Amended Schedule dated August 15, 1999 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994, relating to the HGK Fixed Income Fund, HGK Equity Value Fund and HGK Mid Cap Value Fund, between the Registrant and SEI Investments Mutual Funds Services(now SEI Investments Global Funds Services) is incorporated herein by reference to exhibit (h)(15) of Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 25, 2000.
(h)(8) Administration Agreement dated August 20, 1999 between the Registrant, LSV Asset Management, Fidelity Brokerage Services, Inc., and National Financial Services Corporation is incorporated herein by reference to exhibit (h)(16) of Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 25, 2000.
(h)(9) Amendment dated August 18, 1999 to the Operating Agreement dated January 5, 1996, relating to the LSV Value Equity Fund, between the Registrant, LSV Asset Management and Charles Schwab & Co., Inc. is incorporated herein by reference to exhibit (h)(18) of Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 25, 2000.

(h)(10) Schedule dated May 19, 2000 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services (now SEI Investments Global Funds Services) relating to the AIG Money Market Fund is incorporated herein by reference to exhibit (h)(19) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on July 17, 2000.
(h)(11) Schedule dated May 22, 2000 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services (now SEI Investments Global Funds Services) relating to the FMC Select Fund and Strategic Value Fund is incorporated herein by reference to exhibit (h)(20) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on July 17, 2000.
(h)(12) Transfer Agency and Services Agreement dated October 1, 2000, between the Registrant and Forum Shareholder Services, LLC, is incorporated herein by reference to exhibit (h)(21) of Post-Effective Amendment No. 41 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 13, 2000.
(h)(13) Schedule dated March 31, 2001 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services (now SEI Investments Global Funds Services) relating to the Sterling Partners' Balanced Portfolio and Sterling Partners' Small Cap Value Portfolio is incorporated herein by reference to exhibit (h)(23) of Post-Effective Amendment No. 42 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 26, 2001.
(h)(14) Schedule dated July 1, 2001 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services (now SEI Investments Global Funds Services) relating to the Toews S&P 500(R) Hedged Index Portfolio and Toews NASDAQ-100(R) Hedged Index Portfolio is incorporated herein by reference to exhibit (h)(24) of Post-Effective Amendment No. 42 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 26, 2001.
(h)(15) Schedule dated May 21, 2001 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Fund Resources (now SEI Investments Global Funds Services) relating to the Japan Smaller Companies Fund is incorporated herein by reference to exhibit (h)(27) of Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 22, 2001.

(h)(16) Schedule dated February 20, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services (now SEI Investments Global Funds Services) relating to the Sirach Portfolios is incorporated herein by reference to exhibit (h)(31) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 14, 2002.
(h)(17) Schedule dated February 20, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services (now SEI Investments Global Funds Services) relating to the TS&W Portfolios is incorporated herein by reference to exhibit (h)(32) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 30, 2002.
(h)(18) Schedule dated February 20, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services (now SEI Investments Global Funds Services) relating to the ICM Small Company Portfolio is incorporated herein by reference to exhibit (h)(33) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 14, 2002.
(h)(19) Schedule dated February 20, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services (now SEI Investments Global Funds Services) relating to the Analytic Portfolios is incorporated herein by reference to exhibit (h)(34) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 30, 2002.
(h)(20) Schedule dated February 20, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services (now SEI Investments Global Funds Services) relating to the Cambiar Opportunity Portfolio is incorporated herein by reference to exhibit (h)(35) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 14, 2002.
(h)(21) Schedule dated June 6, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services (now SEI Investments Global Funds Services) relating to the Chicago Asset Management Value Portfolio is incorporated herein by reference to exhibit (h)(36) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 30, 2002.
(h)(22) Schedule dated February 20, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services (now SEI Investments Global Funds Services) relating to the FMA Small Company Portfolio is incorporated herein by reference to exhibit (h)(37) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 14, 2002.

(h)(23) Schedule dated February 20, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services (now SEI Investments Global Funds Services) relating to the Rice Hall James Portfolios is incorporated herein by reference to exhibit (h)(38) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 14, 2002.
(h)(24) Schedule dated February 20, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services (now SEI Investments Global Funds Services) relating to the Acadian Emerging Markets Portfolio is incorporated herein by reference to exhibit (h)(40) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 14, 2002.
(h)(25) Schedule dated February 20, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services (now SEI Investments Global Funds Services) relating to the McKee International Equity Portfolio is incorporated herein by reference to exhibit (h)(41) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 14, 2002.
(h)(26) Schedule dated November 9, 2001 to the Transfer Agency Agreement between the Registrant and DST Systems, Inc. relating to the Sirach Growth, Sirach Equity, Sirach Special Equity, Sirach Bond, Sirach Strategic Balanced, Rice Hall James Micro Cap, Rice Hall James Small/Mid Cap, McKee International Equity, TS&W Equity, TS&W Fixed Income, TS&W International Equity, Analytic Defensive Equity, Analytic International, Analytic Short-Term Income, FMA Small Company, ICM Small Company, Cambiar Opportunity, Independence Small Cap, Acadian Emerging Markets and Chicago Asset Management Value Portfolios is incorporated herein by reference to exhibit (h)(42) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 14, 2002.
(h)(27) Schedule dated August 12, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services (now SEI Investments Global Funds Services) relating to the Commerce Capital Government Money Market Fund is incorporated herein by reference to exhibit (h)(43) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 9, 2002.
(h)(28) Schedule dated September 17, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services (now SEI Investments Global Funds Services) relating to the Chartwell Large Cap Value Fund and Chartwell Small Cap Value Fund is incorporated herein by reference to exhibit (h)(45) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 9, 2002.

(h)(29) Schedule dated October 23, 2002 to the Transfer Agency Agreement dated October 1, 2000 between the Registrant and Forum Shareholder Services relating to Commerce Bank is incorporated herein by reference to exhibit (h)(46) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 9, 2002.
(h)(30) Schedule dated December 9, 2002 to the Transfer Agency Agreement between the Registrant and Forum Shareholder Services relating to the Chartwell Funds is incorporated herein by reference to exhibit (h)(48) of Post-Effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 20, 2002.
(h)(31) Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 and November 12, 2002 between the Registrant and SEI Investments Global Funds Services is incorporated herein by reference to exhibit (h)(50) of Post-Effective Amendment No. 62 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 28, 2003.
(h)(32) Licensing Agreement dated May 14, 2001 between the Registrant and Standard & Poor's relating to the Toews Funds is incorporated herein by reference to exhibit (h)(51) of Post-Effective Amendment No. 62 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 28, 2003.
(h)(33) Licensing Agreement dated May 17, 2001 between the Registrant and the Nasdaq Stock Market, Inc. relating to the Toews Funds is incorporated herein by reference to exhibit (h)(52) of Post-Effective Amendment No. 62 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 28, 2003.
(h)(34) Amended Schedule dated May 20, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Financial Management Corporation (now SEI Investments Global Funds Services) relating to the FMC Select and FMC Strategic Value Funds is incorporated herein by reference to exhibit (h)(59) of Post-Effective Amendment No. 67 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 28, 2003.
(h)(35) Schedule dated March 31, 2001 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Fund Resources (now SEI Investments Global Funds Services) relating to the Sterling Partners Portfolios is incorporated herein by reference to exhibit (h)(60) of Post-Effective Amendment No. 67 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 28, 2003.

(h)(36) Schedule dated February 19, 2003 to the Administration Agreement dated November 14, 1991 as amended and restated November 12, 2002 between the Registrant and SEI Investments Global Funds Services relating to the CB Core Equity Fund is incorporated herein by reference to exhibit (h)(61) of Post-Effective Amendment No. 67 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 28, 2003.
(h)(37) Transfer Agency and Service Agreement dated January 15, 2003 between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to exhibit (h)(62) of Post-Effective Amendment No. 67 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 28, 2003.
(h)(38) Amendment dated February 19, 2003 to the Transfer Agency and Service Agreement dated November 30, 1994 between the Registrant and DST Systems, Inc. is incorportated herein by reference to exhibit (h)(63) of Post-Effective Amendment No. 68 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 29, 2003.
(h)(39) Amendment dated May 20, 2003 to the Transfer Agency and Service Agreement dated October 1, 2000 as amended and restated February 21, 2001 between the Registrant and Forum Shareholder Services, LLC is incorporated herein by reference to exhibit (h)(64) of Post-Effective Amendment No. 68 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 29, 2003.
(h)(40) Amendment dated May 20, 2003 to the Transfer Agency and Service Agreement dated January 15, 2003 between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to exhibit (h)(65) of Post-Effective Amendment No. 68 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 29, 2003.
(h)(41) HGK Asset Management, Inc. Contractual Fee Waiver Agreement is incorporated herein by reference to exhibit (h)(48) of Post-Effective Amendment No. 69 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on March 1, 2004.
(h)(42) LSV Asset Management Company Contractual Fee Waiver Agreement is incorporated herein by reference to exhibit (h)(50) of Post-Effective Amendment No. 69 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on March 1, 2004.
(h)(43) Toews Corporation Contractual Fee Waiver Agreement is incorporated herein by reference to exhibit (h)(51) of Post-Effective Amendment No. 69 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on March 1, 2004.
(h)(44) Chartwell Investment Partners Contractual Fee Waiver Agreement is incorporated herein by reference to exhibit (h)(52) of Post-Effective Amendment No. 69 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on March 1, 2004.
(h)(45) Schedule dated February 18, 2004 to the Administration Agreement dated November 14, 1991 as amended and restated November 12, 2002 between the Registrant and SEI Investments Global Funds Services relating to the Haverford Quality Growth Stock Fund is incorporated herein by reference to exhibit
                  (h)(53) of Post-Effective Amendment No. 70 to the Registrant's

                  Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on March 17, 2004.
(h)(46) Transfer Agency Agreement dated February 5, 2004 between the Registrant and DST Systems, Inc. is incorporated herein by reference to exhibit (h)(54) of Post-Effective Amendment No. 70 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on March 17, 2004.
(h)(47) Shareholder Servicing Agreement for the Commerce Capital Funds is incorporated herein by reference to exhibit (h)(55) of Post-Effective Amendment No. 72 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 29, 2004.
(h)(48) Schedule dated August 13, 2001 to the Administration Agreement dated November 14, 1991 as amended and restated November 12, 2002 between the Registrant and SEI Investments Mutual Funds Services (now SEI Investments Global Funds Services) relating to the Synovus Funds is incorporated herein by reference to exhibit (h)(56) of Post-Effective Amendment No. 72 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 29, 2004.
(h)(49) Haverford Investment Management, Inc. Contractual Fee Waiver Agreement is incorporated herein by reference to exhibit
                  (h)(57) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 27, 2004.
(h)(50) Amendment dated June 30, 2004 to the Amended and Restated Administration Agreement dated November 12, 2004 between the Registrant and SEI Investments Global Funds Services relating to the Cambiar Funds is incorporated herein by reference to exhibit (h)(58) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 27, 2004.
(h)(51) Amendment dated July 30, 2004 to the Amended and Restated Administration Agreement dated November 12, 2004 between the Registrant and SEI Investments Global Funds Services relating to the Rice Hall James Funds is incorporated herein by reference to exhibit (h)(59) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 27, 2004.
(i) Opinion and Consent of Counsel (Morgan, Lewis & Bockius LLP) to be filed by amendment.

(j)               Not Applicable.
(k)               Not Applicable.
(l)               Not Applicable.
(m)(1) Distribution Plan for The Advisors' Inner Circle Fund is incorporated herein by reference to exhibit (m) of Post-Effective Amendment No. 41 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 13, 2000.
(m)(2) Distribution and Shareholder Servicing Plan for the Toews Funds is incorporated herein by reference to exhibit (m)(2) of Post-Effective Amendment No. 42 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 26, 2001.

(m)(3) Schedule dated November 12, 2002 to the Distribution Plan dated August 8, 1994 as amended August 14, 2000 for The Advisors' Inner Circle Fund is incorporated by reference to exhibit (m)(5) of Post-Effective Amendment No. 68 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 29, 2003.
(m)(4) Shareholder Servicing Plan with respect to the Cambiar Opportunity Fund and Cambiar International Fund is incorporated herein by reference to exhibit (m)(6) of Post-Effective Amendment No. 71 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 16, 2004.
(m)(5) Distribution Plan dated September 17, 2002 as amended with respect to the Chartwell Large Cap Value Fund, Chartwell Small Cap Value Fund and Rice Hall James Mid Cap Portfolio is incorporated herein by reference to exhibit (m)(6) of Post-Effective Amendment No. 74 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 1, 2004.
(m)(6) Distribution and Shareholder Servicing Plan dated August 13, 2001 with respect to the Synovus Funds is incorporated herein by reference to exhibit (m)(7) of Post-Effective Amendment No. 77 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on October 21, 2004.
(m)(7) Amended Schedule to the Distribution and Shareholder Servicing Plan dated August 13, 2001 with respect to the Synovus Funds and Analytic Defensive Equity Fund is incorporated herein by reference to exhibit (m)(7) of Post-Effective Amendment No. 78 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 23, 2004.
(m)(8) Amended Schedule to the Distribution Plan dated September 17, 2002 with respect to the Chartwell U.S. Equity Fund, Chartwell Small Cap Value Fund, Rice Hall James Mid Cap Portfolio and United Association S&P 500 Index Fund is incorporated herein by reference to exhibit (m)(8) of Post-Effective Amendment No. 78 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 23, 2004.
(n)               Not Applicable.

(o) Amended and Restated Rule 18f-3 Plan for The Advisors' Inner Circle Fund is incorporated herein by reference to exhibit (o) of Post-Effective Amendment No. 78 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 23, 2004.

(p)(1) The Advisors' Inner Circle Fund Code of Ethics is incorporated herein by reference to exhibit (p)(10) of Post-Effective Amendment No. 28 to The Advisors' Inner Circle Fund II Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC on May 30, 2000.
(p)(2) HGK Asset Management, Inc., Code of Ethics is incorporated herein by reference to exhibit (p)(6) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on July 17, 2000.
(p)(3) LSV Asset Management, L.P., Code of Ethics is incorporated herein by reference to exhibit (p)(9) of Post-Effective Amendment No. 33 to SEI Institutional Managed Trust's Registration Statement on Form N-1A (File No. 33-9504), filed with the SEC on July 3, 2000.

(p)(4) Toews Corporation Code of Ethics is incorporated herein by reference to exhibit (p)(10) of Post-Effective Amendment No. 42 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 26, 2001.
(p)(5) Prospect Asset Management Code of Ethics is incorporated herein by reference to exhibit (p)(11) of Post-Effective Amendment No. 42 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 22, 2001.
(p)(6) Steinberg Priest & Sloane Capital Management, LLC (now known as Steinberg Asset Management, LLC) Code of Ethics is incorporated herein by reference to exhibit (p)(13) of Post-Effective Amendment No. 49 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 28, 2002.
(p)(7) Analytic Investors, Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(16) of Post-Effective Amendment No. 50 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 3, 2002.
(p)(8) Cambiar Investors LLC Code of Ethics is incorporated herein by reference to exhibit (p)(17) of Post-Effective Amendment No. 50 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 3, 2002.
(p)(9) Chicago Asset Management Company Code of Ethics is incorporated herein by reference to exhibit (p)(18) of Post-Effective Amendment No. 50 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 3, 2002.
(p)(10) Investment Counselors of Maryland, LLC Code of Ethics is incorporated herein by reference to exhibit (p)(21) of Post-Effective Amendment No. 50 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 3, 2002.
(p)(11) C.S. McKee, LLP Code of Ethics is incorporated herein by reference to exhibit (p)(22) of Post-Effective Amendment No. 50 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 3, 2002.
(p)(12) Sirach Capital Management, Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(24) of Post-Effective Amendment No. 50 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 3, 2002.
(p)(13) Thompson, Siegel & Walmsley, Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(25) of Post-Effective Amendment No. 50 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 3, 2002.
(p)(14) National City Investment Management Company Code of Ethics is incorporated herein by reference to exhibit (p)(28) of Post-Effective Amendment No. 67 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 28, 2003.

(p)(15) Revised Sterling Capital Management LLC and Sterling Capital Distributors Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(29) of Post-Effective Amendment No. 67 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 28, 2003.
(p)(16) Revised Chartwell Investment Partners Code of Ethics is incorporated herein by reference to exhibit (p)(31) of Post-Effective Amendment No. 68 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 29, 2003.
(p)(17) Revised First Manhattan Co. Code of Ethics is incorporated herein by reference to exhibit (p)(30) of Post-Effective Amendment No. 69 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on March 1, 2004.
(p)(18) Revised Synovus Investment Advisors, Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(31) of Post-Effective Amendment No. 69 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on March 1, 2004.
(p)(19) Haverford Investment Management, Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(28) of Post-Effective Amendment No. 74 to the Registrant's Registration Statement on Form N-1A (File 33-42484), filed with the SEC on June 1, 2004.
(p)(20) Revised AIG Global Investment Corp. Code of Ethics is incorporated herein by reference to exhibit (p)(25) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File 33-42484), filed with the SEC on August 27, 2004.
(p)(21) Revised Fiduciary Management Associates Code of Ethics is incorporated herein by reference to exhibit (p)(26) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File 33-42484), filed with the SEC on August 27, 2004.
(p)(22) Revised Rice Hall James & Associates Code of Ethics is incorporated herein by reference to exhibit (p)(28) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File 33-42484), filed with the SEC on August 27, 2004.
(p)(23) CB Investment Managers, LLC Code of Ethics is incorporated herein by reference to exhibit (p)(29) of Post Effective Amendment No. 79 to the Registrants Registration Statement on Form N1-A (File 33-42484), filed with the SEC on October 21, 2004.
(p)(24) Revised SEI Investments Global Funds Services and SEI Investments Funds Management Joint Code of Ethics dated August 10, 2004 is incorporated herein by reference to exhibit
                  (p)(25) of Post-Effective Amendment No. 78 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 23, 2004.
(p)(25) Revised Acadian Asset Management, Inc. Code of Ethics is filed herewith.

Item 24.  Persons Controlled by or under Common Control with Registrant:


Not Applicable.


Item 25.  Indemnification:


         Article VIII of the Agreement and Declaration of Trust filed as Exhibit
(a)(1) to the Registrant's Registration Statement is incorporated herein by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the SEC, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.


Item 26.  Business and Other Connections of Investment Advisers:


         Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of each Adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

HGK ASSET MANAGEMENT, INC.
--------------------------
HGK Asset Management, Inc. is the investment adviser for the HGK Equity Value Fund and the HGK Mid Cap Value Fund. The principal address of HGK Asset Management, Inc. is Newport Tower, 525 Washington Blvd., Jersey City, NJ 07310.

---------------------------------------- -------------------------------------- --------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- --------------------------------------
Jeffrey Theodore Harris, Managing
Director (Fixed Income)                                   --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Joseph Edward Kutzel, Managing
Director (Marketing)                                      --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Michael Pendergast, Managing Director,
Senior Equity Manager                                     --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Gregory Walter Lobo, Managing
Director, Senior Fixed Income Manager                     --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Arthur Ettore Coia, II, Managing
Director, Mid Cap Equity Manager
---------------------------------------- -------------------------------------- --------------------------------------

AIG GLOBAL INVESTMENT CORP.
---------------------------
AIG Global Investment Corp. is the investment adviser for the AIG Money Market Fund. The principal address of AIG Global Investment Corp. is 70 Pine Street, New York, NY 10270.


------------------------------------- ----------------------------------- -----------------------------------
Name and Position with Investment     Name of Other Company               Connection with Other Company
Adviser
------------------------------------- ----------------------------------- -----------------------------------
Win Jay Neuger                        American International Group        Executive Vice President and
Director                                                                  Chief Investment Officer
Chairman of Board of Directors
Chief Executive Officer               AIG Global Asset Management         Director/Chief Executive
                                      Holdings Co.                        Officer/Chairman of Board of
                                                                          Directors

                                      AIG Global Investment Fund          Director
                                      Management Ltd.

                                      AIG Global Investment Corp.         Director
                                      (Europe), Ltd
------------------------------------- ----------------------------------- -----------------------------------

Helen Stefanis                        Financial Services Div. American    Senior Vice President
Managing Director                     International Group

                                      AIG Equity Sales Corp.              Director
------------------------------------- ----------------------------------- -----------------------------------
George Coheleach                      American International Group.       Assistant Treasurer
Portfolio Manager

------------------------------------- ----------------------------------- -----------------------------------
Mark P. Gross                         N/A                                 N/A
Managing Director

------------------------------------- ----------------------------------- -----------------------------------
Richard W. Scott                      AIG Global Asset Management         Director
Director                              Holdings Co.
Senior Managing Director
------------------------------------- ----------------------------------- -----------------------------------

Richard Biegen                        AIG Global Asset Management         Managing Director
Managing Director                     Holdings Co.
Chief Compliance Officer
------------------------------------- ----------------------------------- -----------------------------------


FIRST MANHATTAN CO.
-------------------
First Manhattan Co. is the investment adviser for the FMC Select Fund and FMC Strategic Value Fund. The principal address of First Manhattan Co. is 437 Madison Avenue, New York, NY 10022.


---------------------------------------- -------------------------------------- ---------------------------------------
Name and Position with Investment              Name of Other Company                  Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- ---------------------------------------
David Sanford Gottesman, Senior                    Sequa Corporation                  Member, Board of Directors
Managing Director                              Berkshire Hathaway, Inc.               Member, Board of Directors
---------------------------------------- -------------------------------------- ---------------------------------------
Daniel Rosenbloom, Senior Managing                        --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Jack H. Varon, Senior Managing Director                   --                                      --
---------------------------------------- -------------------------------------- ---------------------------------------
Allan Howard Glick, Senior Managing                       --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Bernard C. Groveman, Senior Managing                      --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Charles M. Rosenthal, Senior Managing                     --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
David M. Manischewitz, Senior Managing                    --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Arthur Joel Stainman, Senior Managing            Ark Restaurants Corp.                Member, Board of Directors
Director
---------------------------------------- -------------------------------------- ---------------------------------------
John R. Loomis, Senior Managing                           --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Michael P. Helmick, Senior Managing                       --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Robert W. Gottesman, Chief Executive                      --                                      --
Officer
---------------------------------------- -------------------------------------- ---------------------------------------
A. Byron Nimocks, III, Senior Managing                    --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Neal K. Stearns, Chief Compliance                         --                                      --
Officer
---------------------------------------- -------------------------------------- ---------------------------------------
Carrol A. Muccia, Jr., Senior Managing                    --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Richard A. Pearl, Senior Managing                         --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Keith B. Josephson, Senior Managing                       --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------



---------------------------------------- -------------------------------------- ---------------------------------------
William F. Guardenier, Senior Managing                    --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Todd W. Green, Senior Managing Director                   --                                      --
---------------------------------------- -------------------------------------- ---------------------------------------
Samuel Flug Colin, Senior Managing                        --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Jay Vodofsky, Senior Managing Director                    --                                      --
---------------------------------------- -------------------------------------- ---------------------------------------
Cheryl M. Kallem, Senior Managing
Director and Chief Financial Officer
---------------------------------------- -------------------------------------- ---------------------------------------
Edward I. Lefferman, Senior Managing
Director (subject to NYSE approval)
---------------------------------------- -------------------------------------- ---------------------------------------

LSV ASSET MANAGEMENT
--------------------
LSV Asset Management is the investment adviser for the LSV Value Equity Fund. The address of LSV Asset Management is 1 North Wacker Drive, Chicago, IL 60606.


---------------------------------------- -------------------------------------- --------------------------------------
Name and Position with Investment               Name of Other Company                  Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- --------------------------------------
Josef Lakonishok, CEO, Portfolio                University of Illinois                  Professor of Finance
Manager
---------------------------------------- -------------------------------------- --------------------------------------
Robert Vishny, Partner, Portfolio               University of Chicago                   Professor of Finance
Manager
---------------------------------------- -------------------------------------- --------------------------------------
Menno Vermeulen, Partner, Portfolio                       --                                     --
Manager
---------------------------------------- -------------------------------------- --------------------------------------
Tremaine Atkinson, Partner, COO                           --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Christopher LaCroix, Partner, Managing
Director of Business Development                          --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
SEI Funds, Inc., General Partner                          --                                     --
---------------------------------------- -------------------------------------- --------------------------------------

STERLING CAPITAL MANAGEMENT, LLC
--------------------------------
Sterling Capital Management, LLC, is the investment adviser to the Sterling Capital Balanced Portfolio and Sterling Capital Small Cap Value Portfolio. The principal address of Sterling Capital Management Company, is Two Morrocroft Centre, 4064 Colony Road, Suite 300, Charlotte, NC 28211.


---------------------------------------- -------------------------------------- --------------------------------------
Name and Position with Investment                Name of Other Company              Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- --------------------------------------
Mark Whitaker Whalen, Managing Director                   --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
David Michael Ralston, Managing                           --                                     --
Director
---------------------------------------- -------------------------------------- --------------------------------------
Alexander Worth McAlister, Managing                       --                                     --
Director
---------------------------------------- -------------------------------------- --------------------------------------
Eduardo Alejandro Brea, Managing                          --                                     --
Director
---------------------------------------- -------------------------------------- --------------------------------------
Brian R. Walton, Managing Director
---------------------------------------- -------------------------------------- --------------------------------------
Mary Weeks Fountain, Director                             --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Mark Montgomery, Director                                 --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Robert Bridges, Director                                  --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Rose Ezarsky, Director                                    --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Tony Corallo, Director                                    --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Robert Clark, Director
---------------------------------------- -------------------------------------- --------------------------------------
Kenneth Cotner, Director                                  --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Patrick Rau, Director                                     --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Neil Grant, Director
---------------------------------------- -------------------------------------- --------------------------------------
Timothy Beyer, Director
---------------------------------------- -------------------------------------- --------------------------------------
Will Thompson, Director
---------------------------------------- -------------------------------------- --------------------------------------
Robert Rasile, Director
---------------------------------------- -------------------------------------- --------------------------------------
Hung Bui, Director
---------------------------------------- -------------------------------------- --------------------------------------
Cathy Sawyer, Associate Director
---------------------------------------- -------------------------------------- --------------------------------------
Michael McVicker, Associate Director                      --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Raleigh Shoemaker, Associate Director                     --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Lisa Blankenship, Associate Director                      --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Mitch Kaczmarek, Associate Director
---------------------------------------- -------------------------------------- --------------------------------------
Tricia Tauzin, Associate Director
---------------------------------------- -------------------------------------- --------------------------------------
Jamie Mcneilis, Associate Director
---------------------------------------- -------------------------------------- --------------------------------------
T Brett Schweizer, Associate Director
---------------------------------------- -------------------------------------- --------------------------------------


TOEWS CORPORATION
-----------------
Toews Corporation is the investment adviser to the Toews S&P 500 Hedged Index Fund and Toews Nasdaq-100 Hedged Index Fund. The principal address of Toews Corporation is 1500 Market Street, 12th Floor, East Tower, Philadelphia, PA 19102.


---------------------------------------- -------------------------------------- --------------------------------------
Name and Position with Investment          Name of Other Company                  Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- --------------------------------------
Michael T. DiMarco, Associated Person                     N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Phillip R. Toews, President                               N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Alex J. Rigolizzo, Associated Person                      N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Randall D. Schroeder, Associated Person                   N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------


PROSPECT ASSET MANAGEMENT, INC.
-------------------------------
Prospect Asset Management, Inc. is the investment adviser to the Japan Smaller Companies Fund. The principal address of Prospect Asset Management, Inc. is 6700 Kalanianaole Highway, Suite 122, Honolulu, HI 96825.

---------------------------------------- -------------------------------------- --------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- --------------------------------------
Curtis Freeze                                             --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Wolf Reitsberger, Director                                --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Robert Priske, Director                            Robert Priske LLC                          President
---------------------------------------- -------------------------------------- --------------------------------------

SYNOVUS INVESTMENT ADVISORS, INC.
---------------------------------
Synovus Investment Advisors, Inc. is the investment adviser to the Synovus Large Cap Core Equity Fund, Synovus Mid Cap Value Fund, Synovus Intermediate-Term Bond Fund and Synovus Georgia Tax-Free Municipal Bond Fund. The principal address of Synovus Investment Advisors is P.O. Box 120, Columbus, GA 31902-0120.


---------------------------------------- -------------------------------------- --------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- --------------------------------------
William Perkins                                           --                                     --
President
---------------------------------------- -------------------------------------- --------------------------------------
Beth E. Burns                            Synovus Securities, Inc.               Director of Compliance
Director of Compliance                   Synovus Financial Management Services  Director of Compliance
---------------------------------------- -------------------------------------- --------------------------------------
Megan L Busby                                             --                                     --
Senior Portfolio Manager, Vice
President
---------------------------------------- -------------------------------------- --------------------------------------
Shirley Cargill                          Synovus Trust Company, N.A.            Controller
Finance Officer
---------------------------------------- -------------------------------------- --------------------------------------
Daniel E. Davidson                                        --                                     --
Senior Portfolio Manager,
Vice-President
---------------------------------------- -------------------------------------- --------------------------------------
John G. Gross                                             --                                     --
Senior Portfolio Manager, Vice
President
---------------------------------------- -------------------------------------- --------------------------------------
Zachary D. Farmer                                         --                                     --
Portfolio Manager II, Assistant Vice
President
---------------------------------------- -------------------------------------- --------------------------------------
Nathan C. Love                                            --                                     --
Portfolio Manager I, Investment Officer
---------------------------------------- -------------------------------------- --------------------------------------
A. Daniel Mallard                        Synovus Securities, Inc.               President
Managing Director, Director              Synovus Investment Management          Managing Director
---------------------------------------- -------------------------------------- --------------------------------------



---------------------------------------- -------------------------------------- --------------------------------------
Eric Johnson                                              --                                     --
Chief Compliance Officer
---------------------------------------- -------------------------------------- --------------------------------------
B. Randall Merchant                                       --                                     --
Senior Portfolio Manager, Vice
President
---------------------------------------- -------------------------------------- --------------------------------------
Charles A. Moore                         Synovus Trust Company, N.A.            Chief Investment Officer, Senior
Chief Investment Advisor, Senior Vice                                           Vice President
President
---------------------------------------- -------------------------------------- --------------------------------------
James K. Newman                                           --                                     --
Portfolio Manager I, Investment Officer
---------------------------------------- -------------------------------------- --------------------------------------
Greg Day, Senior Portfolio Manager,                       --                                     --
Vice President
---------------------------------------- -------------------------------------- --------------------------------------
William N. Price, Jr.                                     --                                     --
Senior Portfolio Manager, Vice
President
---------------------------------------- -------------------------------------- --------------------------------------
Mark Robinson                            Synovus Financial Corp.                Director of Taxation
Tax Officer
---------------------------------------- -------------------------------------- --------------------------------------
Charles R. Sheffield                     Synovus Trust Company, N.A.            Senior Investment Manager, Vice
FAM Senior Investment Manager, Vice                                             President
President
---------------------------------------- -------------------------------------- --------------------------------------
Michael T. Upshaw                                         --                                     --
Portfolio Manager III, Vice President
---------------------------------------- -------------------------------------- --------------------------------------
Teddie L. Ussery                         Synovus Trust Company, N.A.            Director of Family Asset Management,
Director                                                                        Senior Vice President
---------------------------------------- -------------------------------------- --------------------------------------
Matthew D. Weatherly                                      --                                     --
Portfolio Manager I, Investment Officer
---------------------------------------- -------------------------------------- --------------------------------------
Patricia L. Whipple                      Synovus Securities, Inc.               Chief Operating Officer
Director                                 Synovus Financial Management Services  Chief Operating Officer
---------------------------------------- -------------------------------------- --------------------------------------
Bill Roach                               Globalt Investments                    President
---------------------------------------- -------------------------------------- --------------------------------------


STEINBERG ASSET MANAGEMENT, LLC
-------------------------------
Steinberg Asset Management, LLC is the investment adviser to the Synovus Mid Cap Value Fund. The principal address of Steinberg Asset Management, LLC is 12 East 49th Street, Suite 1202, New York, NY 10017.


---------------------------------------- -------------------------------------- --------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- --------------------------------------
Michael A. Steinberg                     Michael A. Steinberg & Co., Inc.       President, Secretary, Treasurer and
President, Secretary, Treasurer and                                             Director since 1982 - Present
Director
---------------------------------------- -------------------------------------- --------------------------------------
Steven L. Feld                           Michael A. Steinberg & Co., Inc.       Vice President since August 1990
Managing Director
---------------------------------------- -------------------------------------- --------------------------------------
Janet Kappenberg Navon                   N/A                                    N/A
Portfolio Manager & Analyst
Managing Director
---------------------------------------- -------------------------------------- --------------------------------------
Donald Schultheis                        Credit Suisse Asset Management, LLC    Managing Director, Relationship
Managing Director, Marketing and                                                Manager and Head of Consultant
Client Relationship Manager                                                     Development July 1999 - August 2004
---------------------------------------- -------------------------------------- --------------------------------------


INVESTMENT COUNSELORS OF MARYLAND, LLC
--------------------------------------
Investment Counselors of Maryland, LLC is the investment adviser to the ICM Small Company Portfolio. The principal address of Investment Counselors of Maryland, LLC is 803 Cathedral Street, Baltimore, MD 21201.


------------------------------ --------------------------------- ---------------------------- ------------------------
                                Position with Investment         Name of Other                Connection with Other
    Name                        Adviser                          Company                      Company
------------------------------ --------------------------------- ---------------------------- ------------------------
    Stuart M. Christhilf, III  Principal - Director                          --                         --
------------------------------ --------------------------------- ---------------------------- ------------------------
    Donald J. Hoelting         Principal - Director                          --                         --
------------------------------ --------------------------------- ---------------------------- ------------------------
    Robert D. McDorman, Jr.    Principal - Director                          --                         --
------------------------------ --------------------------------- ---------------------------- ------------------------
    Paul L. Borssuck           Principal                                     --                         --
------------------------------ --------------------------------- ---------------------------- ------------------------
    Andrew L. Gilchrist        Principal                                     --                         --
------------------------------ --------------------------------- ---------------------------- ------------------------
    William V. Heaphy          Principal                                     --                         --
------------------------------ --------------------------------- ---------------------------- ------------------------
    Stephen T. Scott           Principal                                     --                         --
------------------------------ --------------------------------- ---------------------------- ------------------------
    Simeon F. Wooten, III      Principal                                     --                         --
------------------------------ --------------------------------- ---------------------------- ------------------------
    David G. Robertson         Senior Vice President                         --                         --
------------------------------ --------------------------------- ---------------------------- ------------------------
    Linda L. Rosatelli         Vice President of Operations                  --                         --
------------------------------ --------------------------------- ---------------------------- ------------------------
    Edward W. Brown, Jr.       Vice President                                --                         --
------------------------------ --------------------------------- ---------------------------- ------------------------
    Elizabeth A. Dannettel     Vice President                                --                         --
------------------------------ --------------------------------- ---------------------------- ------------------------
    Svietlana T. Franke        Vice President                                --                         --
------------------------------ --------------------------------- ---------------------------- ------------------------
    Wendy E. Brown             Operations Manager                            --                         --
------------------------------ --------------------------------- ---------------------------- ------------------------
    Kanda K. Harp              Marketing Associate                           --                         --
------------------------------ --------------------------------- ---------------------------- ------------------------
                               Marketing Associate & Client
    Caroline N. Johnson        Service Rep.                                  --                         --
------------------------------ --------------------------------- ---------------------------- ------------------------
    Joan Bielski               Operation Administrator                       --                         --
------------------------------ --------------------------------- ---------------------------- ------------------------
    Daisy Vega-Galarza         Portfolio Accountant                          --                         --
------------------------------ --------------------------------- ---------------------------- ------------------------
    Daniel Amoss               Research Assistant                            --                         --
------------------------------ --------------------------------- ---------------------------- ------------------------
    Gary Merwitz               Senior Vice President                         --                         --
------------------------------ --------------------------------- ---------------------------- ------------------------


ACADIAN ASSET MANAGEMENT, INC.
------------------------------
Acadian Asset Management, Inc. is the investment adviser to the Acadian Emerging Markets Portfolio. The principal address of Acadian Asset Management, Inc. is Ten Post Office Square, 8th Floor, Boston, MA 02109.


---------------------------------------- -------------------------------------- --------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- --------------------------------------
Gary Leonard Bergstrom - Chairman,                        --                                     --
Director & Treasurer
---------------------------------------- -------------------------------------- --------------------------------------
Ronald Dickson Frashure - President &                     --                                     --
Director
---------------------------------------- -------------------------------------- --------------------------------------
Churchill Gibson Franklin - Executive                     --                                     --
Vice President & Director
---------------------------------------- -------------------------------------- --------------------------------------
John Robert Chisholm - Executive Vice                     --                                     --
President & Director
---------------------------------------- -------------------------------------- --------------------------------------
Barry Bennett White - Clerk                               --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Scott Francis Powers - Member of            Old Mutual U.S. Holdings, Inc.                       CEO
Acadian's board of directors
---------------------------------------- -------------------------------------- --------------------------------------


RICE HALL JAMES & ASSOCIATES, LLC
---------------------------------
Rice Hall James & Associates, LLC is the investment adviser to the Rice Hall James Micro Cap Portfolio, Rice Hall James Mid Cap Portfolio and Rice Hall James Small/Mid Cap Portfolio. The principal address of Rice Hall James & Associates is 600 West Broadway, Suite 1000, San Diego, CA 92101-3383.


-------------------------------------------- ---------------------------------- --------------------------------------
Name and Position with Investment Adviser    Name of Other Company              Connection with Other Company
-------------------------------------------- ---------------------------------- --------------------------------------
Thao Buu-Hoan, Partner                                      --                                   --
-------------------------------------------- ---------------------------------- --------------------------------------
Kevin Hamilton, Partner & President                         --                                   --
-------------------------------------------- ---------------------------------- --------------------------------------
Charles G. King, Partner                                    --                                   --
-------------------------------------------- ---------------------------------- --------------------------------------
Thomas McDowell, Partner, Chief Executive                   --                                   --
Officer  & Chief Investment Officer
-------------------------------------------- ---------------------------------- --------------------------------------
Gary S. Rice, Partner                                       --                                   --
-------------------------------------------- ---------------------------------- --------------------------------------
Douglas Sheres, Partner                                     --                                   --
-------------------------------------------- ---------------------------------- --------------------------------------
David P. Tessmer, Partner                                   --                                   --
-------------------------------------------- ---------------------------------- --------------------------------------
Cara Thome, Partner                                         --                                   --
-------------------------------------------- ---------------------------------- --------------------------------------
Timothy A. Todaro, Partner                                  --                                   --
-------------------------------------------- ---------------------------------- --------------------------------------


C.S. MCKEE, L.P.
----------------
C.S. McKee, L.P. is the investment adviser to the McKee International Equity Portfolio. The principal address of C.S. McKee, L.P. is One Gateway Center, Pittsburgh, PA 15222.

-------------------------------------------------------------------------------------------------------------------------------
Name and Position                       Name of Other                                  Connection with
with Investment Adviser                 Company                                        Other Company
-------------------------------------------------------------------------------------------------------------------------------
                                                  --                                      --
Eugene M. Natali, President, CEO
-------------------------------------------------------------------------------------------------------------------------------
Gregory M. Melvin, EVP, CIO             Dartmouth Capital Advisor's Inc.               President
-------------------------------------------------------------------------------------------------------------------------------
Norman S. Allan, EVP                             --                                       --
-------------------------------------------------------------------------------------------------------------------------------
Lloyd F. Stamy, Jr., SVP                         --                                       --
-------------------------------------------------------------------------------------------------------------------------------
Joseph A. Buongiorno, SVP                        --                                       --
-------------------------------------------------------------------------------------------------------------------------------
Boyd M. Hanson, SVP                              --                                       --
-------------------------------------------------------------------------------------------------------------------------------
Jack P. White, VP                                --                                       --
-------------------------------------------------------------------------------------------------------------------------------
Brian S. Allen, VP                               --                                       --
-------------------------------------------------------------------------------------------------------------------------------
Bryan R. Johanson, SVP                           --                                       --
-------------------------------------------------------------------------------------------------------------------------------
Suda Vatsan, VP                                  --                                       --
-------------------------------------------------------------------------------------------------------------------------------
Robert A. McGee, SVP                             --                                       --
-------------------------------------------------------------------------------------------------------------------------------
Nicholas A. Navari, VP                           --                                       --
-------------------------------------------------------------------------------------------------------------------------------
Christy S. Brenza, VP                            --                                       --
-------------------------------------------------------------------------------------------------------------------------------
William J. Andrews, VP                           --                                       --
-------------------------------------------------------------------------------------------------------------------------------
Eugene M. Natali, Jr.                            --                                       --
  Third Party Solicitor
-------------------------------------------------------------------------------------------------------------------------------

ANALYTIC INVESTORS, INC.
------------------------
Analytic Investors, Inc. is the investment adviser to the Analytic Defensive Equity Fund, Analytic Global Long-Short Fund and Analytic Short Term Income Fund. The principal address of Analytic Investors, Inc. is 500 South Grand Avenue, 23rd Floor, Los Angeles, CA 90071.

-------------------------------------------------------------------------------------------------------------------------------
Name and Position                       Name of Other                                  Connection with
with Investment Adviser                 Company                                        Other Company
-------------------------------------------------------------------------------------------------------------------------------
Dr. Roger Glen Clarke,                  Ensign Peak Advisors                           President(September 1997 - present)
Chairman                                Bonneville Holding Corporation                 Director (January 2000 - present)
                                        Deseret Trust Company                          Director(September 1996 - present)
-------------------------------------------------------------------------------------------------------------------------------
Harindra de Silva, Director             Analytic US Market Neutral, Ltd.               Director (January 1999 - present)
and President                           Analytic US Market Offshore Master, Ltd.       Director (November 2000 - present)
                                        Analytic US Market Neutral Offshore II, Ltd.   Director (May 2002 - present) Analytic US
                                        Market Neutral Offshore Master II, Ltd.        Director (May 2002 - present)
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
Name and Position                       Name of Other                                  Connection with
with Investment Adviser                 Company                                        Other Company
-------------------------------------------------------------------------------------------------------------------------------
Marie Nastasi Arlt, Director,   Analytic US Market Neutral Offshore, Ltd.              Director (November 2001 - present)
Treasurer, Vice President,      Analytic US Market Neutral Offshore II, Ltd.           Director (May 2002 - present)
Chief Operating Officer and
Corporate Secretary
-------------------------------------------------------------------------------------------------------------------------------
Scott F. Powers, Director       Old Mutual US Holdings, Inc.                           Chief Executive Officer
                                                                                       (September 2001 - present)
                                Old Mutual Asset Managers (US) LLC                     Chief Executive Officer
                                                                                       (September 2001 - present)
-------------------------------------------------------------------------------------------------------------------------------

CHICAGO ASSET MANAGEMENT COMPANY
--------------------------------
Chicago Asset Management Company is the investment adviser to the Chicago Asset Management Value Portfolio. The principal address of Chicago Asset Management Company is 70 West Madison Street, Suite 400, Chicago, IL 60602.

--------------------------------------------------------------------------------------------------------------
                                 Position with                 Name of                    Connection with
Employee Name                    Investment Advisor            Other Company              Other Company
--------------------------------------------------------------------------------------------------------------
Jon F. Holsteen                 Principal/Chairman                 --                         --
--------------------------------------------------------------------------------------------------------------
William W. Zimmer               Principal/President                --                         --
--------------------------------------------------------------------------------------------------------------
Thomas F. Harmon                Principal/Senior V.P.              --                         --
--------------------------------------------------------------------------------------------------------------
Donna L. Minnich                Principal/Senior V.P.              --                         --
--------------------------------------------------------------------------------------------------------------
Gary R. Dhein                   Principal/Senior V.P.              --                         --
--------------------------------------------------------------------------------------------------------------
Frank F. Holsteen               Principal/Senior V.P.              --                         --
--------------------------------------------------------------------------------------------------------------
J. Scott Sindelar               Principal/Senior V.P.              --                         --
--------------------------------------------------------------------------------------------------------------
Leslie D. Makovic               Principal/Vice President           --                         --
--------------------------------------------------------------------------------------------------------------
Peter L. Goldman*               Principal/Senior V.P.          Vincent Capital                Managing Member
--------------------------------------------------------------------------------------------------------------

* Vincent Capital has withdrawn its registration as an Investment Adviser with the State of Illinois effective August 2003. The corporation is still in existence, but currently has no business/clients.

CAMBIAR INVESTORS LLC
---------------------
Cambiar Investors LLC is the investment adviser to the Cambiar Opportunity Fund, the Cambiar International Equity Fund and the Cambiar Conquistador Fund. The principal address of Cambiar Investors LLC is 2401 East Second Street, Suite 400, Denver, CO 80206.

--------------------------------------------------------------------------------------------------------------------------------
Name and Position                       Name of Other                                  Connection with
with Investment Adviser                 Company                                        Other Company
--------------------------------------------------------------------------------------------------------------------------------
Brian M. Barish, President,             --                                             --
Director Research
--------------------------------------------------------------------------------------------------------------------------------
Nancy H. Wigton, Principal,
Director Marketing                      --                                             --
--------------------------------------------------------------------------------------------------------------------------------
Michael J. Gardner, Principal           Mountain States Bank                           Board of Directors - effective
                                                                                       April 2002
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Name and Position                             Name of Other                                   Connection with
with Investment Adviser                       Company                                         Other Company
--------------------------------------------------------------------------------------------------------------------------------
Maria L. Azari, Principal                     --                                                   --
--------------------------------------------------------------------------------------------------------------------------------
Anna A. Aldrich, Principal                    --                                                   --
--------------------------------------------------------------------------------------------------------------------------------
Julie Goodrum, Vice President                 --                                                   --
--------------------------------------------------------------------------------------------------------------------------------
Christine M. Simon, Vice President,           --                                                   --
Director Operations & Finance
--------------------------------------------------------------------------------------------------------------------------------
Tim Beranek, Vice President                   --                                                   --
--------------------------------------------------------------------------------------------------------------------------------
Karl Engelmann, Vice President                --                                                   --
--------------------------------------------------------------------------------------------------------------------------------
Rod Hostetler, Vice President                 --                                                   --
--------------------------------------------------------------------------------------------------------------------------------
Carol VanSickle,Vice President                --                                                   --
--------------------------------------------------------------------------------------------------------------------------------

FIDUCIARY MANAGEMENT ASSOCIATES, LLC
------------------------------------
Fiduciary Management Associates, LLC is the investment adviser to the FMA Small Company Portfolio. The principal address of Fiduciary Management Associates, LLC is 55 West Monroe Street, Suite 2550, Chicago, IL 60603.

--------------------------------------------------------------------------------------------------------------------------------
Name and Position                              Name of Other                                  Connection with
with Investment Adviser                        Company                                        Other Company
--------------------------------------------------------------------------------------------------------------------------------
Robert F. Carr, III, Senior                    Greentech                                      Advisory Board-Director
Managing Director                              Vista Petroleum                                Advisory Board
--------------------------------------------------------------------------------------------------------------------------------
Kathryn A. Vorisek, Senior                         --                                              --
Managing Director                                                                               `
--------------------------------------------------------------------------------------------------------------------------------
Robert F. Carr, IV, Managing Director              --                                              --
--------------------------------------------------------------------------------------------------------------------------------
Terry B. French, Managing Director                 --                                              --
--------------------------------------------------------------------------------------------------------------------------------
David J. Meyer, Managing Director                  --                                              --
--------------------------------------------------------------------------------------------------------------------------------
Lloyd J. Spicer, Managing Director                 --                                              --
--------------------------------------------------------------------------------------------------------------------------------
Robert W. Thornburgh, Managing Director            --                                              --
--------------------------------------------------------------------------------------------------------------------------------
Leo Harmon, Senior Director                        --                                              --
--------------------------------------------------------------------------------------------------------------------------------
Edward S. Borland, Director                        --                                              --
--------------------------------------------------------------------------------------------------------------------------------
Holly R. Carlini, Director                         --                                              --
--------------------------------------------------------------------------------------------------------------------------------
Anne T. Durkin, Director                           --                                              --
--------------------------------------------------------------------------------------------------------------------------------
Nancy A. Fisher, Director                          --                                              --
--------------------------------------------------------------------------------------------------------------------------------
Andrew S. Hadland, Director                        --                                              --
--------------------------------------------------------------------------------------------------------------------------------
Greeta E. Hootman, Director                        --                                              --
--------------------------------------------------------------------------------------------------------------------------------

THOMPSON, SIEGEL & WALMSLEY, INC.
---------------------------------
Thompson, Siegel & Walmsley, Inc. is the investment adviser to the TS&W Equity Portfolio, TS&W International Equity Portfolio and TS&W Fixed Income Portfolio. The principal address of Thompson, Siegel & Walmsley, Inc. is 5000 Monument Avenue, P.O. Box 6883, Richmond, VA 23230.

--------------------------------------------------------------------------------------------------------------------------------
Name and Position                              Name of Other                                  Connection with
with Investment Adviser                        Company                                        Other Company
--------------------------------------------------------------------------------------------------------------------------------
Matthew G. Thompson,                               --                                              --
President
--------------------------------------------------------------------------------------------------------------------------------
Horace P. Whitworth,                               --                                              --
Vice President, CFO
--------------------------------------------------------------------------------------------------------------------------------
Lawrence Gibson, Secretary                         --                                              --
--------------------------------------------------------------------------------------------------------------------------------
Cheryl Mounce, Treasurer                           --                                              --
--------------------------------------------------------------------------------------------------------------------------------
Scott Powers, Director                             --                                              --
--------------------------------------------------------------------------------------------------------------------------------

COMMERCE CAPITAL MARKETS, INC.
------------------------------
Commerce Capital Markets, Inc. is the investment adviser to the Commerce Capital Government Money Market Fund and the Commerce Capital Treasury Obligations Money Market Fund. The principal address of Commerce Capital Markets, Inc. is One Commerce Square, 2005 Market Street, Suite 200 Philadelphia, PA 19103.


--------------------------------------------------------------------------------------------------------------------------------
Name and Position                              Name of Other                                  Connection with
with Investment Adviser                        Company                                        Other Company
--------------------------------------------------------------------------------------------------------------------------------
Vincent J. Stafford, Chairman                  Commerce Capital Investments, Inc              Chairman
--------------------------------------------------------------------------------------------------------------------------------
Terrence J. Malloy, Director                   Commerce Capital Investments, Inc              Director
--------------------------------------------------------------------------------------------------------------------------------
Marc A. Rubinsohn, Accounting                  Commerce Capital Investments, Inc              Accounting Manager/FINOP
Manager/FINOP
--------------------------------------------------------------------------------------------------------------------------------
Maria F. Lutzker, Chief Compliance             Commerce Capital Investments, Inc              Chief Compliance Officer
Officer
--------------------------------------------------------------------------------------------------------------------------------
Joseph D. Blair                                Commerce Capital Invetments, Inc               President/CEO/Director
President/CEO/Director
--------------------------------------------------------------------------------------------------------------------------------


CHARTWELL INVESTMENT PARTNERS
-----------------------------
Chartwell Investment Partners is the investment adviser to the Chartwell U.S. Equity Fund (formerly, the Chartwell Large Cap Core Fund) and the Chartwell Small Cap Value Fund. The principal address of Chartwell Investment Partners is 1235 Westlakes Drive, Suite 400, Berwyn, PA 19312.

--------------------------------------------------------------------------------------------------------------------------------
                                 Position with                        Name of                      Connection with
Name                             Investment Advisor                   Other Company                Other Company
--------------------------------------------------------------------------------------------------------------------------------
John E. Andress, Jr.            Partner, Marketing &                     --                           --
                                Client Service
--------------------------------------------------------------------------------------------------------------------------------
                                Managing Partner, Senior              Zeke LP                      General Partner, Portfolio
Edward N. Antoian               Portfolio Mgr                                                      Manager
--------------------------------------------------------------------------------------------------------------------------------
                                Managing Partner, Senior                 --                           --
Richard M. Behler               Portfolio Mgr
--------------------------------------------------------------------------------------------------------------------------------
                                Partner, Senior Portfolio                --                           --
George H. Burwell               Mgr
--------------------------------------------------------------------------------------------------------------------------------
                                Partner, Senior Portfolio                --                           --
Mark J. Cunneen                 Mgr
--------------------------------------------------------------------------------------------------------------------------------
                                Managing Partner, Senior                 --                           --
David C. Dalrymple              Portfolio Mgr
--------------------------------------------------------------------------------------------------------------------------------
                                Partner, Chief Financial              Chartwell Dividend &         Vice President
G. Gregory Hagar                Officer                               Income Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------------
                                                                      Chartwell Dividend &         President, Chairman and
Winthrop S. Jessup              Managing Partner, Chairman            Income Fund, Inc.              Director
--------------------------------------------------------------------------------------------------------------------------------
                                Partner, Senior Portfolio                --                           --
Michael D. Jones                Mgr
--------------------------------------------------------------------------------------------------------------------------------
Michael J. McCloskey            Managing Partner, President              --                           --
--------------------------------------------------------------------------------------------------------------------------------
                                Managing Partner, Senior              Chartwell Dividend &         Vice President and Director
Kevin A. Melich                 Portfolio Mgr                         Income Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------------
                                Partner, Director of                     --                           --
Michael J. Nalevanko            Equity Trading
--------------------------------------------------------------------------------------------------------------------------------
                                Managing Partner, Senior                 --                           --
Harold A. Ofstie                Portfolio Mgr
--------------------------------------------------------------------------------------------------------------------------------
                                Partner, Director of                  Chartwell Dividend &         Vice President
Maria E. Pollack                Client Administration                 Income Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------------
                                Managing Partner, Chief               Chartwell Dividend &         Vice President and
Timothy J. Riddle               Executive Officer                     Income Fund, Inc.              Treasurer
--------------------------------------------------------------------------------------------------------------------------------
                                Partner, Marketing &                     --                           --
Edward A. Rittenhouse III       Client Service
--------------------------------------------------------------------------------------------------------------------------------
                                Managing Partner, Senior              Chartwell Dividend &         Vice President and Director
Bernard P. Schaffer             Portfolio Mgr                         Income Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------------
                                Partner, Senior Portfolio                --                           --
Christine F. Williams           Mgr
--------------------------------------------------------------------------------------------------------------------------------
Babak Zenouzi                   Partner, Senior Portfolio                --                           --
                                Mgr
--------------------------------------------------------------------------------------------------------------------------------

NATIONAL CITY INVESTMENT MANAGEMENT CO.
---------------------------------------
National City Investment Management Co. is the investment adviser to the UA S&P 500 Index Fund. The principal address of National City Investment Management Co. is 1900 East Ninth Street, Cleveland, OH 44114.


----------------------------------------------------------------------------------------------------------------------
                                                                                            Connection with Other
Name & Position with Investment Adviser                      Name of Other Company                 Company
----------------------------------------------------------------------------------------------------------------------
                Paul Clark - Director                     National Processing Corp.               Director
----------------------------------------------------------------------------------------------------------------------
                                                          National City Mortgage Co.              Director
----------------------------------------------------------------------------------------------------------------------

CB INVESTMENT MANAGERS, LLC
---------------------------
CB Investment Managers, LLC is the investment adviser to the CB Core Equity Fund. The principal address of CB Investment Managers, LLC is 300 West Vine Street, Lexington, KY 40507.


----------------------------------------------------------------------------------------------------------------------
                                                                                            Connection with Other
Name & Position with Investment Adviser                      Name of Other Company                 Company
----------------------------------------------------------------------------------------------------------------------
R. Kevin Stortzum, Officer                                Central Bank & Trust                    Senior Vice President
----------------------------------------------------------------------------------------------------------------------
Marcia Wade, Officer                                      Central Bank & Trust                    Vice President
----------------------------------------------------------------------------------------------------------------------


HAVERFORD INVESTMENT MANAGEMENT, INC.
-------------------------------------
Haverford Investment Management, Inc. is the investment adviser for the Haverford Quality Growth Stock Fund. The principal address of Haverford Investment Management, Inc. is Three Radnor Corporate Center, Suite 450, Radnor, PA 19087-4546.

----------------------------------------------------------------------------------------------------------------------
                                                                                            Connection with Other
Name & Position with Investment Adviser                      Name of Other Company                 Company
----------------------------------------------------------------------------------------------------------------------
George Connell-Chairman/CEO                               The Haverford Trust Company             Chairman/CEO
                                                          Haverford Financial Services            Chairman/CEO
----------------------------------------------------------------------------------------------------------------------
Joseph J. McLaughlin Jr. - President                      The Haverford Trust Company             President
----------------------------------------------------------------------------------------------------------------------

Item 27.  Principal Underwriters:



(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

         The Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

         SEI Daily Income Trust                          July 15, 1982
         SEI Liquid Asset Trust                          November 29, 1982
         SEI Tax Exempt Trust                            December 3, 1982
         SEI Index Funds                                 July 10, 1985
         SEI Institutional Managed Trust                 January 22, 1987
         SEI Institutional International Trust           August 30, 1988
         The Advisors' Inner Circle Fund II              January 28, 1993
         Bishop Street Funds                             January 27, 1995
         SEI Asset Allocation Trust                      April 1, 1996
         SEI Institutional Investments Trust             June 14, 1996
         HighMark Funds                                  February 15, 1997
         Expedition Funds                                June 9, 1997
         Oak Associates Funds                            February 27, 1998
         The Nevis Fund, Inc.                            June 29, 1998
         CNI Charter Funds                               April 1, 1999
         Amerindo Funds Inc.                             July 13, 1999
         iShares Inc.                                    January 28, 2000
         iShares Trust                                   April 25, 2000
         JohnsonFamily Funds, Inc.                       November 1, 2000
         The MDL Funds                                   January 24, 2001
         Causeway Capital Management Trust               September 20, 2001
         The Japan Fund, Inc.                            October 7, 2002
         TT International U.S.A. Master Trust            October 6, 2003
         TT International U.S.A. Feeder Trust            October 6, 2003

         The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, PA 19456.

                           Position and Office                                    Positions and Offices
NAME                       WITH UNDERWRITER                                       WITH REGISTRANT
----                       ----------------                                       ---------------
William M. Doran           Director                                                        --
Carl A. Guarino            Director                                                        --
Edward D. Loughlin         Director                                                        --
Wayne M. Withrow           Director                                                        --
Kevin Barr                 President & Chief Operating Officer                             --
Maxine Chou                Chief Financial Officer & Treasurer                             --
John Munch                 General Counsel & Secretary                                     --
Karen LaTourette           Chief Compliance Officer & Assistant Secretary                  --
Mark J. Held               Senior Vice President                                           --
Lori L. White              Assistant Secretary                                             --
Robert Silvestri           Senior Financial Officer                                        --
Michael Farrell            Vice President                                                  --
Maria Rinehart             Vice President                                                  --
Mark Greco                 Chief Operating Officer                                         --


Item 28.  Location of Accounts and Records:


         Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

         (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
(6); (8); (12); and 31a-1 (d), the required books and records are maintained at the offices of Registrant's custodians:

            First Union National Bank            Union Bank of California
            125 Broad Street                     475 Sansome Street, 15th Floor
            Philadelphia, PA 19109               San Francisco, CA 94111

         (b)/(c) With respect to Rules 31a-1(a); 31a-1 (b)(1),(4); (2)(C) and
(D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's administrator:

                  SEI Investments Global Funds Services
                  One Freedom Valley Drive
                  Oaks, PA 19456

         (c) With respect to Rules 31a-1 (b)(5), (6), (9) and (10) and 31a-1
(f), the required books and records are maintained at the offices of the Registrant's investment advisers:

                  HGK Asset Management, Inc.
                  Newport Tower
                  525 Washington Blvd.
                  Jersey City, NJ 07310

                  AIG Global Investment Corp.
                  70 Pine Street
                  20th Floor
                  New York, NY  10270

                  First Manhattan Co.
                  437 Madison Avenue
                  New York, NY  10022-7022

                  LSV Asset Management Company
                  1 North Wacker Drive
                  Chicago, IL 60606

                  Sterling Capital Management Company
                  Two Morrocroft Centre
                  4064 Colony Road
                  Suite 300
                  Charlotte, NC 28211

                  Toews Corporation
                  1500 Market Street, 12th Floor
                  East Tower
                  Philadelphia, PA 19102

                  Prospect Asset Management, Inc.
                  6700 Kalanianaole Highway
                  Suite 122
                  Honolulu, HI 96825

                  Synovus Investment Advisors, Inc.
                  P.O. Box 23024
                  Columbus, GA 31902-1313

                  Steinberg Asset Management, LLC
                  12 East 49th Street, Suite 1202
                  New York, NY 10017

                  Investment Counselors of Maryland, LLC
                  803 Cathedral Street
                  Baltimore, MD 21201

                  Acadian Asset Management, Inc.
                  Ten Post Office Square, 8th Floor
                  Boston, MA 02109

                  Rice Hall James & Associates
                  600 West Broadway, Suite 1000
                  San Diego, CA 92101-3383

                  C.S. McKee, LLP
                  One Gateway Center
                  Pittsburgh, PA 15222

                  Analytic Investors, Inc.
                  500 South Grand Avenue, 23rd Floor
                  Los Angeles, CA 90071

                  Chicago Asset Management Company
                  70 West Madison Street, Suite 400
                  Chicago, IL 60602

                  Cambiar Investors LLC
                  2401 East Second Street, Suite 400
                  Denver, CO 80206

                  Fiduciary Management Associates, LLC
                  55 West Monroe Street, Suite 2550
                  Chicago, IL 60603

                  Thompson, Siegel & Walmsley, Inc.
                  5000 Monument Avenue, P.O. Box 6883
                  Richmond, VA 23230

                  Commerce Capital Markets, Inc
                  One Commerce Square
                  2005 Market Street, Suite 200
                  Philadelphia, PA 19103

                  Chartwell Investment Partners
                  1235 Westlakes Drive, Suite 400
                  Berwyn, PA 19312

                  National City Investment Management Company
                  1900 East Ninth Street
                  Cleveland, OH 44114

                  CB Investment Managers, LLC
                  300 West Vine Street
                  Lexington, KY 40507

                  Haverford Investment Management, Inc.
                  Three Radnor Corporate Center, Suite 450
                  Radnor, PA 19087-4546


Item 29.  Management Services: None.

Item 30.  Undertakings: None.

                                     NOTICE


A copy of the Agreement and Declaration of Trust for The Advisors' Inner Circle Fund (the "Trust") is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this registration statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its trustees as trustees and not individually and the obligations of or arising out of this registration statement are not binding upon any of the trustees, officers, or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 79 to Registration Statement No. 33-42484 to be signed on its behalf by the undersigned, thereto duly authorized in the City of Oaks, and Commonwealth of Pennsylvania on the 25th day of February 2005.


                                            THE ADVISORS' INNER CIRCLE FUND

                                            By: /S/ JAMES F. VOLK
                                                ---------------------------
                                                 James F. Volk, President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.


                         *                                    Trustee                    February 25, 2005
--------------------------------------------
Charles E. Carlbom

                         *                                    Trustee                    February 25, 2005
--------------------------------------------
John T. Cooney

                         *                                    Trustee                    February 25, 2005
--------------------------------------------
William M. Doran

                         *                                    Trustee                    February 25, 2005
--------------------------------------------
Mitchell A. Johnson

                         *                                    Trustee                    February 25, 2005
--------------------------------------------
Betty L. Krikorian

                         *                                    Trustee                    February 25, 2005
--------------------------------------------
Robert A. Nesher

                         *                                    Trustee                    February 25, 2005
--------------------------------------------
Robert A. Patterson

                         *                                    Trustee                    February 25, 2005
--------------------------------------------
Eugene Peters

                         *                                    Trustee                    February 25, 2005
--------------------------------------------
George J. Sullivan, Jr.

                         *                                    Trustee                    February 25, 2005
--------------------------------------------
James M. Storey

/S/ JAMES F. VOLK                                             President                  February 25, 2005
--------------------------------------------
James F. Volk

                  *                                          Controller &                February 25, 2005
--------------------------------------------                 Chief Financial Officer
Peter Golden

*By: /s/ JAMES F. VOLK
     ---------------------------------------
         James F. Volk
         Attorney-in-Fact, pursuant to the powers of attorney filed herewith.


                         THE ADVISORS' INNER CIRCLE FUND
                       THE ADVISORS' INNER CIRCLE FUND II
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


        KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (each, a "Trust"), business trusts organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James Ndiaye, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


 /S/ JAMES F. VOLK                            Date:  JANUARY 25, 2005
----------------------------                        --------------------
James F. Volk
President

                         THE ADVISORS' INNER CIRCLE FUND
                       THE ADVISORS' INNER CIRCLE FUND II
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (each, a "Trust"), business trusts organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


 /S/ PETER GOLDEN                                    Date:    JANUARY 31, 2005
--------------------------------------               -------------------------
Peter Golden
Controller and Chief Financial Officer

                         THE ADVISORS' INNER CIRCLE FUND
                       THE ADVISORS' INNER CIRCLE FUND II
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (each, a "Trust"), business trusts organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


 /S/ ROBERT A. NESHER                           Date:  JANUARY 29, 2005
-------------------------------                       -----------------
Robert A. Nesher
Trustee

                         THE ADVISORS' INNER CIRCLE FUND
                       THE ADVISORS' INNER CIRCLE FUND II
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (each, a "Trust"), business trusts organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


 /S/ JOHN T. COONEY                           Date:      JANUARY 27, 2005
-----------------------------                       ------------------------
John T. Cooney
Trustee

                         THE ADVISORS' INNER CIRCLE FUND
                       THE ADVISORS' INNER CIRCLE FUND II
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (each, a "Trust"), business trusts organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


 /S/ WILLIAM M. DORAN                          Date:      JANUARY 25, 2005
-------------------------------                     ------------------------
William M. Doran
Trustee

                         THE ADVISORS' INNER CIRCLE FUND
                       THE ADVISORS' INNER CIRCLE FUND II
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (each, a "Trust"), business trusts organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


 /S/ ROBERT A. PATTERSON                   Date:      JANUARY 25, 2005
-------------------------------                 -------------------------
Robert A. Patterson
Trustee

                         THE ADVISORS' INNER CIRCLE FUND
                       THE ADVISORS' INNER CIRCLE FUND II
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (each, a "Trust"), business trusts organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


 /S/ EUGENE B. PETERS                     Date:  FEBRUARY 2, 2005
----------------------------------              ---------------------
Eugene B. Peters
Trustee

                         THE ADVISORS' INNER CIRCLE FUND
                       THE ADVISORS' INNER CIRCLE FUND II
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (each, a "Trust"), business trusts organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


 /S/ JAMES M. STOREY                     Date:      JANUARY 29, 2005
------------------------------                 -----------------------
James M. Storey
Trustee

                         THE ADVISORS' INNER CIRCLE FUND
                       THE ADVISORS' INNER CIRCLE FUND II
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (each, a "Trust"), business trusts organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


 /S/ GEORGE J. SULLIVAN                      Date:      JANUARY 29, 2005
---------------------------------                  -----------------------------
George J. Sullivan, Jr.
Trustee

                         THE ADVISORS' INNER CIRCLE FUND
                       THE ADVISORS' INNER CIRCLE FUND II
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (each, a "Trust"), business trusts organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


 /S/ MITCHELL A. JOHNSON                      Date:      JANUARY 25, 2005
--------------------------------                    ----------------------
Mitchell A. Johnson
Trustee

                         THE ADVISORS' INNER CIRCLE FUND
                       THE ADVISORS' INNER CIRCLE FUND II
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (each, a "Trust"), business trusts organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


 /S/ CHARLES E. CARLBOM                        Date: JANUARY 25, 2005
---------------------------------                   ------------------
Charles E. Carlbom
Trustee

                         THE ADVISORS' INNER CIRCLE FUND
                       THE ADVISORS' INNER CIRCLE FUND II
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (each, a "Trust"), business trusts organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, her true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for her and in her name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as she might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set her hand and seal as of the date set forth below.


 /S/ BETTY L. KRIKORIAN                          Date:  JANUARY 29, 2005
---------------------------------                      -------------------
Betty L. Krikorian
Trustee

                                  EXHIBIT INDEX

Exhibit No.                Exhibit


EX-99.D30                  Investment Advisory Agreement between the
                           Registrant and Haverford Investment
                           Management, Inc. is filed herewith.

EX-99.P25                  Revised Acadian Asset Management, Inc.
                           Code of Ethics is filed herewith.